UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2016

State Street Institutional

Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Quarterly Report

March 31, 2016

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 4.4%
Atlantic Asset Securitization LLC(a)(b)	0.450%	04/11/2016	04/11/2016	$75,000,000	$74,990,625
Atlantic Asset Securitization LLC(a)(b)	0.611%	06/10/2016	06/10/2016	75,000,000	74,911,042
Cancara Asset Securitization LLC(a)	0.631%	04/07/2016	04/07/2016	100,000,000	99,989,500
Collateralized Commercial Paper Co. LLC(c)(d)	0.803%	04/25/2016	07/25/2016	250,000,000	250,000,000
Kells Funding LLC(a)(d)	0.581%	05/06/2016	05/06/2016	250,000,000	249,859,028
Kells Funding LLC(a)(d)	0.591%	05/13/2016	05/13/2016	150,000,000	149,896,750
Kells Funding LLC(a)(d)	0.601%	05/17/2016	05/17/2016	200,000,000	199,846,667
Kells Funding LLC(a)(d)	0.611%	05/19/2016	05/19/2016	150,000,000	149,878,000
Kells Funding LLC(a)(d)	0.611%	06/06/2016	06/06/2016	50,000,000	49,944,083
Kells Funding LLC(a)(d)	0.611%	06/09/2016	06/09/2016	200,000,000	199,766,167
Kells Funding LLC(a)(d)	0.631%	07/05/2016	07/05/2016	225,000,000	224,625,937
Kells Funding LLC(a)(d)	0.651%	07/15/2016	07/15/2016	200,000,000	199,620,833
Liberty Funding LLC(a)(b)	0.682%	07/01/2016	07/01/2016	100,000,000	99,828,111

TOTAL ASSET BACKED COMMERCIAL PAPER					2,023,156,743

CERTIFICATES OF DEPOSIT – 40.0%
Bank of Montreal(a)	0.300%	04/05/2016	04/05/2016	215,000,000	215,000,000
Bank of Montreal(a)	0.360%	04/01/2016	04/01/2016	140,000,000	140,000,000
Bank of Montreal(a)	0.390%	04/11/2016	04/11/2016	134,000,000	134,000,000
Bank of Montreal(a)	0.560%	07/05/2016	07/05/2016	223,000,000	223,000,000
Bank of Montreal(a)	0.600%	04/08/2016	04/08/2016	88,000,000	88,000,000
Bank of Montreal(c)	0.788%	04/08/2016	07/08/2016	52,000,000	52,000,000
Bank of Montreal(c)	0.828%	04/14/2016	10/14/2016	100,000,000	99,999,790
Bank of Nova Scotia(a)	0.621%	04/07/2016	04/07/2016	335,000,000	335,000,000
Bank of Nova Scotia(c)	0.631%	04/05/2016	05/05/2016	295,000,000	295,000,000
Bank of Tokyo – Mitsubishi(a)	0.350%	04/06/2016	04/06/2016	95,000,000	95,000,000
Bank of Tokyo – Mitsubishi(a)	0.410%	04/29/2016	04/29/2016	315,000,000	315,000,000
Bank of Tokyo – Mitsubishi(a)	0.690%	06/01/2016	06/01/2016	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	05/04/2016	05/04/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	05/05/2016	05/05/2016	240,000,000	240,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	06/01/2016	06/01/2016	233,000,000	233,000,000
BNP Paribas(a)	0.420%	04/01/2016	04/01/2016	300,000,000	300,000,000
BNP Paribas(a)	0.600%	06/01/2016	06/01/2016	127,000,000	127,000,000
BNP Paribas(a)	0.600%	06/03/2016	06/03/2016	250,000,000	250,000,000
BNP Paribas(a)	0.670%	06/03/2016	06/03/2016	125,000,000	125,000,000
Canadian Imperial Bank of Commerce(a)	0.310%	04/05/2016	04/05/2016	230,000,000	230,000,000
Canadian Imperial Bank of Commerce(a)	0.380%	04/11/2016	04/11/2016	315,000,000	315,000,000

See accompanying notes to schedules of investments.

1

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)

Canadian Imperial Bank of Commerce(c)	0.791%	04/18/2016	08/17/2016	$250,000,000	$250,000,000
Chase Bank USA NA(a)	0.592%	04/21/2016	04/21/2016	202,000,000	202,000,000
Chase Bank USA NA(c)	0.623%	04/26/2016	05/26/2016	100,000,000	100,000,000
Citibank NA(a)	0.640%	06/14/2016	06/14/2016	118,500,000	118,512,086
Citibank NA(a)	0.650%	05/20/2016	05/20/2016	140,000,000	140,000,000
Citibank NA(a)	0.710%	07/11/2016	07/11/2016	200,000,000	200,000,000
Commonwealth Bank of Australia(a)(b)	0.655%	07/07/2016	07/07/2016	75,000,000	75,001,008
Credit Agricole Corporate & Investment Bank(a)	0.720%	05/02/2016	05/02/2016	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(a)	0.730%	06/06/2016	06/06/2016	295,000,000	295,000,000
Credit Agricole Corporate & Investment Bank(a)	0.730%	06/08/2016	06/08/2016	250,000,000	250,000,000
Credit Suisse(c)	0.703%	04/27/2016	05/02/2016	200,000,000	200,000,000
Credit Suisse(a)	0.710%	04/18/2016	04/18/2016	250,000,000	250,000,000
Credit Suisse(a)	0.810%	06/07/2016	06/07/2016	300,000,000	300,000,000
ING Bank NV(a)	0.700%	05/20/2016	05/20/2016	200,000,000	200,000,000
ING Bank NV(a)	0.700%	06/02/2016	06/02/2016	350,000,000	350,000,000
ING Bank NV(a)	0.700%	06/03/2016	06/03/2016	400,000,000	400,000,000
ING Bank NV(a)	0.700%	06/06/2016	06/06/2016	400,000,000	400,000,000
ING Bank NV(a)	0.720%	07/14/2016	07/14/2016	200,000,000	200,000,000
KBC Bank NV(a)	0.380%	04/05/2016	04/05/2016	450,000,000	450,000,000
Lloyds Bank PLC(c)	0.823%	04/28/2016	08/03/2016	165,000,000	165,000,000
Norinchukin Bank(a)	0.400%	04/07/2016	04/07/2016	250,000,000	250,000,000
Norinchukin Bank(a)	0.400%	04/18/2016	04/18/2016	220,000,000	220,000,000
Norinchukin Bank(a)	0.410%	04/15/2016	04/15/2016	495,000,000	495,017,280
Norinchukin Bank(a)	0.630%	04/07/2016	04/07/2016	410,000,000	410,000,000
Rabobank Nederland NV(a)	0.608%	04/13/2016	04/13/2016	209,000,000	209,000,000
Rabobank Nederland NV(c)	0.753%	04/04/2016	10/03/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.791%	04/18/2016	09/16/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.792%	04/12/2016	09/12/2016	250,000,000	250,000,000
Royal Bank of Canada(c)	0.582%	04/20/2016	05/20/2016	125,000,000	125,000,000
Royal Bank of Canada(c)	0.782%	04/11/2016	09/09/2016	200,000,000	200,000,000
Societe Generale(a)	0.610%	05/02/2016	05/02/2016	350,000,000	350,000,000
Societe Generale(a)	0.610%	06/10/2016	06/10/2016	200,000,000	200,000,000
Standard Chartered Bank(a)(b)	0.620%	04/21/2016	04/21/2016	104,000,000	104,000,000
Standard Chartered Bank(a)(b)	0.620%	05/02/2016	05/02/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	05/16/2016	05/16/2016	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	05/17/2016	05/17/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	06/06/2016	06/06/2016	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(a)	0.670%	04/01/2016	04/01/2016	400,000,000	400,000,000

See accompanying notes to schedules of investments.

2

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)

Sumitomo Mitsui Banking Corp.(a)	0.700%	04/18/2016	04/18/2016	$350,000,000	$350,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	05/26/2016	05/26/2016	175,000,000	174,998,666
Sumitomo Mitsui Banking Corp.(a)	0.700%	06/15/2016	06/15/2016	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.400%	04/11/2016	04/11/2016	225,000,000	225,000,000
Svenska Handelsbanken AB(a)	0.410%	04/01/2016	04/01/2016	259,000,000	259,000,000
Svenska Handelsbanken AB(a)	0.575%	04/04/2016	04/04/2016	150,000,000	150,000,062
Svenska Handelsbanken AB(a)	0.655%	07/01/2016	07/01/2016	300,000,000	300,003,783
Toronto Dominion Bank(c)	0.583%	04/26/2016	05/26/2016	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.601%	04/05/2016	04/05/2016	109,000,000	109,000,000
Toronto Dominion Bank(a)	0.620%	04/18/2016	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(a)	0.628%	04/08/2016	04/08/2016	30,000,000	30,001,129
Toronto Dominion Bank(c)	0.782%	04/21/2016	07/21/2016	183,000,000	183,000,000
UBS AG(a)	0.690%	06/13/2016	06/13/2016	350,000,000	350,000,000
UBS AG(a)	0.691%	04/18/2016	04/18/2016	400,000,000	400,000,000
UBS AG(c)	0.695%	04/04/2016	05/03/2016	350,000,000	350,000,000
Wells Fargo Bank NA(c)	0.590%	04/01/2016	04/04/2016	64,000,000	64,000,000
Wells Fargo Bank NA(c)	0.590%	04/01/2016	04/08/2016	215,000,000	215,000,000
Wells Fargo Bank NA(c)	0.679%	04/01/2016	07/01/2016	157,700,000	157,707,981
Wells Fargo Bank NA(c)	0.785%	04/04/2016	09/02/2016	250,000,000	250,000,000
Wells Fargo Bank NA(c)	0.788%	04/08/2016	07/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(c)	0.788%	04/13/2016	07/12/2016	225,000,000	225,000,000
Westpac Banking Corp.(a)	0.553%	04/25/2016	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					18,541,241,785

FINANCIAL COMPANY COMMERCIAL PAPER – 27.0%
Australia & New Zealand Banking Group Ltd.(b)(c)	0.548%	04/04/2016	05/04/2016	126,000,000	125,999,407
Australia & New Zealand Banking Group Ltd.(a)(b)	0.570%	05/03/2016	05/03/2016	125,000,000	124,936,667
Australia & New Zealand Banking Group Ltd.(a)(b)	0.571%	05/03/2016	05/03/2016	125,000,000	124,936,667
Bank of Nova Scotia(a)(b)	0.631%	04/18/2016	04/18/2016	345,000,000	344,897,363
Bank of Nova Scotia(b)(c)	0.788%	04/12/2016	08/12/2016	300,000,000	300,000,000
BNP Paribas(a)(b)	0.300%	04/01/2016	04/01/2016	149,000,000	149,000,000
BNP Paribas(a)(b)	0.430%	04/11/2016	04/11/2016	350,000,000	349,958,194
BNP Paribas(a)	0.611%	04/05/2016	04/05/2016	300,000,000	299,979,667
Caisse des Depots et Consignations(a)(d)	0.581%	05/02/2016	05/02/2016	178,000,000	177,911,099
Commonwealth Bank of Australia(a)(b)	0.613%	04/26/2016	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.400%	04/18/2016	04/18/2016	120,000,000	119,977,333
DBS Bank Ltd.(a)(b)	0.581%	04/25/2016	04/25/2016	100,000,000	99,961,333
DBS Bank Ltd.(a)(b)	0.591%	04/06/2016	04/06/2016	102,700,000	102,691,584
DnB Bank ASA(a)(b)	0.606%	06/22/2016	06/22/2016	355,000,000	354,510,790

See accompanying notes to schedules of investments.

3

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)

DnB Bank ASA(a)(b)	0.677%	07/11/2016	07/11/2016	$350,000,000	$349,337,187
DnB Bank ASA(a)(b)	0.680%	07/20/2016	07/20/2016	300,000,000	299,372,083
DnB Bank ASA(a)(b)	0.732%	06/17/2016	06/17/2016	150,000,000	149,765,792
DnB Bank ASA(a)(b)	0.672%	07/05/2016	07/05/2016	300,000,000	299,469,583
Erste Abwicklungsanstalt(a)(b)	0.601%	05/03/2016	05/03/2016	200,000,000	199,893,333
Erste Abwicklungsanstalt(a)(b)	0.601%	05/04/2016	05/04/2016	200,000,000	199,890,000
Erste Abwicklungsanstalt(a)(b)	0.601%	05/06/2016	05/06/2016	100,000,000	99,941,667
Erste Abwicklungsanstalt(a)(b)	0.651%	06/03/2016	06/03/2016	200,000,000	199,772,500
Erste Abwicklungsanstalt(a)(b)	0.651%	06/29/2016	06/29/2016	25,000,000	24,959,826
Erste Abwicklungsanstalt(a)(b)	0.651%	06/30/2016	06/30/2016	100,000,000	99,837,500
Erste Abwicklungsanstalt(a)(b)	0.652%	06/06/2016	06/06/2016	100,000,000	99,880,833
Erste Abwicklungsanstalt(a)(b)	0.652%	06/10/2016	06/10/2016	150,000,000	149,810,417
Erste Abwicklungsanstalt(a)(b)	0.662%	06/15/2016	06/15/2016	100,000,000	99,862,500
Erste Abwicklungsanstalt(a)(b)	0.662%	06/17/2016	06/17/2016	150,000,000	149,788,250
General Electric Capital Corp.(a)	0.350%	04/01/2016	04/01/2016	300,000,000	300,000,000
HSBC Bank PLC(b)(c)	0.650%	04/18/2016	05/18/2016	252,000,000	252,000,000
HSBC Bank PLC(b)(c)	0.803%	04/25/2016	07/25/2016	250,000,000	250,000,000
HSBC Bank PLC(b)(c)	0.805%	04/04/2016	08/17/2016	200,000,000	200,000,000
HSBC Bank PLC(b)(c)	0.818%	04/12/2016	08/12/2016	200,000,000	200,000,000
Kreditanstalt fuer Wieerauflabu(a)(b)	0.400%	04/14/2016	04/14/2016	110,000,000	109,984,111
Kreditanstalt fuer Wieerauflabu(a)(b)	0.400%	04/19/2016	04/19/2016	95,000,000	94,981,000
National Australia Bank Ltd.(a)(b)	0.611%	04/06/2016	04/06/2016	172,000,000	172,000,000
National Australia Bank Ltd.(a)(b)	0.742%	06/09/2016	06/09/2016	135,000,000	134,808,525
National Australia Bank Ltd.(b)(c)	0.768%	04/04/2016	08/04/2016	245,000,000	245,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.561%	04/29/2016	04/29/2016	150,000,000	149,934,667
Nederlandse Waterschapsbank NV(a)(b)	0.571%	05/12/2016	05/12/2016	200,000,000	199,870,167
Nederlandse Waterschapsbank NV(a)(b)	0.651%	05/25/2016	05/25/2016	120,000,000	119,883,000
Nederlandse Waterschapsbank NV(a)(b)	0.651%	07/14/2016	07/14/2016	165,000,000	164,690,167
Nordea Bank AB(a)(b)	0.616%	06/13/2016	06/13/2016	375,000,000	374,532,344
Nordea Bank AB(a)(b)	0.662%	07/20/2016	07/20/2016	290,000,000	289,415,167
Novartis Finance Corp.(a)(b)	0.410%	04/08/2016	04/08/2016	120,000,000	119,990,433
NRW.Bank(a)(b)	0.415%	04/01/2016	04/01/2016	300,000,000	300,000,000
NRW.Bank (a)(b)	0.440%	04/08/2016	04/08/2016	370,000,000	369,968,344
Skandinaviska Enskilda Banken AB(a)(b)	0.667%	07/15/2016	07/15/2016	235,000,000	234,541,661
Skandinaviska Enskilda Banken AB(a)(b)	0.672%	07/05/2016	07/05/2016	86,000,000	85,847,947
Societe Generale(a)(b)	0.611%	05/02/2016	05/02/2016	260,000,000	259,863,428
Societe Generale(a)(b)	0.672%	05/05/2016	05/05/2016	200,000,000	199,873,444
Societe Generale(a)	0.702%	07/01/2016	07/01/2016	190,000,000	189,663,806
Standard Chartered Bank(a)(b)	0.611%	05/23/2016	05/23/2016	150,000,000	149,867,833
Standard Chartered Bank(a)(b)	0.621%	04/20/2016	04/20/2016	252,000,000	251,917,540

See accompanying notes to schedules of investments.

4

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)

Standard Chartered Bank(a)(b)	0.651%	04/04/2016	04/04/2016	$145,000,000	$144,992,146
Sumitomo Mitsui Banking Corp.(a)(b)	0.420%	04/12/2016	04/12/2016	286,800,000	286,763,194
Svenska Handelsbanken AB(a)(b)	0.722%	07/12/2016	07/12/2016	250,000,000	249,490,000
Svenska Handelsbanken AB(a)(b)	0.732%	06/17/2016	06/17/2016	300,000,000	299,531,583
Swedbank AB(a)	0.646%	06/29/2016	06/29/2016	221,790,000	221,436,337
Swedbank AB(a)	0.677%	07/05/2016	07/05/2016	58,000,000	57,896,688
Swedbank AB(a)	0.677%	07/06/2016	07/06/2016	164,000,000	163,704,800
Swedbank AB(a)	0.677%	07/11/2016	07/11/2016	100,000,000	99,810,625
Toyota Motor Credit Corp.(c)	0.742%	04/19/2016	07/19/2016	90,000,000	90,000,000
Toyota Motor Credit Corp.(c)	0.746%	04/15/2016	07/18/2016	95,000,000	95,000,000
Toyota Motor Credit Corp.(c)	0.748%	04/13/2016	07/13/2016	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					12,483,600,532

OTHER COMMERCIAL PAPER – 0.4%
Electricite De France SA(a)(b)	0.611%	04/26/2016	04/26/2016	200,000,000	199,915,278

OTHER NOTES – 7.7%
Bank of America NA(c)	0.608%	04/08/2016	04/11/2016	84,000,000	84,000,000
Bank of America NA(c)	0.608%	04/11/2016	04/12/2016	82,000,000	82,000,000
Bank of America NA(c)	0.609%	04/01/2016	07/01/2016	150,000,000	150,000,000
Bank of America NA(a)	0.611%	04/05/2016	04/05/2016	148,000,000	148,000,000
Bank of America NA(a)	0.611%	04/06/2016	04/06/2016	145,000,000	145,000,000
Bank of America NA(c)	0.622%	04/05/2016	05/19/2016	175,000,000	175,000,000
Bank of America NA(c)	0.625%	04/04/2016	05/03/2016	79,000,000	79,000,000
Bank of America NA(c)	0.625%	04/04/2016	05/03/2016	62,000,000	62,000,000
Bank of America NA(a)	0.650%	06/07/2016	06/07/2016	152,000,000	152,025,308
Bank of America NA(c)	0.778%	04/15/2016	07/22/2016	170,000,000	170,000,000
Bank of America NA(c)	0.786%	04/15/2016	08/15/2016	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi(a)	0.250%	04/01/2016	04/01/2016	425,000,000	425,000,000
JPMorgan Chase Bank NA(c)	0.781%	04/22/2016	08/22/2016	175,000,000	175,000,000
JPMorgan Chase Bank NA(c)	0.836%	06/07/2016	08/05/2016	260,000,000	260,000,000
Lloyds Bank PLC(a)	0.260%	04/01/2016	04/01/2016	677,283,000	677,283,000
National Australia Bank Ltd.(a)	0.220%	04/01/2016	04/01/2016	156,000,000	156,000,000
Royal Bank of Canada(c)(d)	0.737%	04/07/2016	08/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(c)	0.682%	04/20/2016	08/19/2016	227,000,000	227,000,000
Wells Fargo Bank NA(c)	0.755%	06/10/2016	08/09/2016	155,000,000	155,000,000

TOTAL OTHER NOTES					3,552,308,308

GOVERNMENT AGENCY DEBT – 5.4%
Federal Home Loan Bank(a)	0.300%	05/12/2016	05/12/2016	140,000,000	139,952,167
Federal Home Loan Bank(a)	0.308%	05/18/2016	05/18/2016	140,000,000	139,943,704
Federal Home Loan Bank(a)	0.310%	04/08/2016	04/08/2016	165,000,000	164,990,054
Federal Home Loan Bank(a)	0.320%	04/13/2016	04/13/2016	442,000,000	441,952,853
Federal Home Loan Bank(a)	0.325%	04/06/2016	04/06/2016	362,000,000	361,983,660
Federal Home Loan Bank(a)	0.329%	05/06/2016	05/06/2016	264,000,000	263,915,557

See accompanying notes to schedules of investments.

5

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)

Federal Home Loan Bank(a)	0.334%	05/04/2016	05/04/2016	$303,000,000	$302,907,231
Federal Home Loan Bank(a)	0.340%	04/01/2016	04/01/2016	296,000,000	296,000,000
Federal Home Loan Bank(a)	0.343%	04/20/2016	04/20/2016	383,500,000	383,430,576

TOTAL GOVERNMENT AGENCY DEBT					2,495,075,802

TREASURY DEBT – 2.3%
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	671,000,000	670,968,623
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	210,000,000	209,978,631
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	191,000,000	190,980,515

TOTAL TREASURY DEBT					1,071,927,769

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 3.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a Government National Mortgage Association, 4.000% due 09/20/2045, valued at $6,120,001); expected proceeds $6,000,050	0.300%	04/01/2016	04/01/2016	6,000,000	6,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 12/01/2019 – 03/01/2046, and a U.S. Treasury Strip, 0.000% due 05/15/2019, valued at $105,060,000); expected proceeds $103,000,887	0.310%	04/01/2016	04/01/2016	103,000,000	103,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by a Federal Farm Credit Bank, 0.620% due 05/09/2018, and Federal Home Loan Mortgage Corporations, 0.750% – 2.375% due 01/12/2018 – 01/13/2022, valued at $102,000,606); expected proceeds $100,003,556	0.320%	04/01/2016	04/01/2016	100,000,000	100,000,000

See accompanying notes to schedules of investments.

6

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal Farm Credit Banks, 0.620% – 0.720% due 05/09/2018 – 06/12/2018, Federal Home Loan Mortgage Corporations, 0.750% – 6.250% due 01/12/2018 – 07/15/2032, Federal National Mortgage Associations, 2.500% – 8.000% due 04/01/2016 – 04/01/2046, a Government National Mortgage Association, 3.500% due 10/20/2045, U.S. Treasury Bills, 0.000% due 04/21/2016 – 08/18/2016, U.S. Treasury Bonds, 2.875% – 8.500% due 02/15/2020 – 11/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 07/15/2023, and U.S. Treasury Notes, 0.403% – 5.125% due 04/30/2016 – 09/30/2022, valued at $1,084,260,076); expected proceeds $1,063,009,744

	0.330%	04/01/2016	04/01/2016	$1,063,000,000	$1,063,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 5.500% due 02/01/2020 – 03/01/2046, and Government National Mortgage Associations, 3.500% – 4.000% due 04/20/2044 – 03/20/2046, valued at $306,000,000); expected proceeds $300,010,000	0.300%	04/01/2016	04/01/2016	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 09/01/2027 – 01/01/2046, valued at $127,500,000); expected proceeds $125,007,292	0.300%	04/06/2016	04/06/2016	125,000,000	125,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,697,000,000

TREASURY REPURCHASE AGREEMENTS – 6.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 3.500% due 02/15/2039, a U.S. Treasury Note, 1.750% due 03/31/2022, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 11/15/2025, valued at $51,000,094); expected proceeds $50,000,417	0.300%	04/01/2016	04/01/2016	50,000,000	50,000,000

See accompanying notes to schedules of investments.

7

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)

Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by U.S. Treasury Notes, 1.500% – 1.750% due 12/31/2018 – 09/30/2022, valued at $255,000,028); expected proceeds $250,016,042	0.330%	04/04/2016	04/04/2016	$250,000,000	$250,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 11/15/2020 – 02/15/2024, valued at $2,600,018,115); expected proceeds $2,600,018,056	0.250%	04/01/2016	04/01/2016	2,600,000,000	2,600,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,900,000,000

OTHER REPURCHASE AGREEMENTS – 2.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2016 (collateralized various Corporate Bonds, 1.572% – 10.500% due 04/15/2016 – 01/01/2049, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 02/15/2020, valued at $137,401,254); expected proceeds $125,228,125(e)	0.730%	04/01/2016	06/16/2016	125,000,000	125,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2016 (collateralized by various Corporate Bonds, 3.375% – 14.750% due 07/18/2016 – 12/29/2049, valued at $63,254,512); expected proceeds $55,031,778(e)	0.650%	05/02/2016	05/02/2016	55,000,000	55,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/10/2016 (collateralized by various Common Stocks, and Government National Mortgage Associations, 3.500% – 4.500% due 06/20/2042 – 05/20/2045, valued at $340,134,671); expected proceeds $320,629,333(e)	0.590%	04/01/2016	07/08/2016	320,000,000	320,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various Common Stocks, and a Government National Mortgage Association, 3.500% due 10/20/2045, valued at $135,259,976); expected proceeds $125,165,625(e)	0.530%	04/01/2016	06/29/2016	125,000,000	125,000,000

See accompanying notes to schedules of investments.

8

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Common Stocks, valued at $54,004,527); expected proceeds $50,125,833(e)	0.755%	07/26/2016	07/26/2016	$50,000,000	$50,000,000

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Corporate Bonds, 0.531% – 1.503% due 01/03/2033 – 03/22/2038, a Federal Home Loan Mortgage Corporation, 1.000% due 07/28/2017, Federal National Mortgage Associations, 1.750% – 3.350% due 06/08/2018 – 06/11/2032, Government National Mortgage Associations, 3.500% – 4.000% due 10/20/2045 – 02/20/2046, Resolution Funding Corporations, 8.125% – 9.375% due 10/15/2019 – 04/15/2030, and U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2025 – 02/15/2043, valued at $328,902,490); expected proceeds $320,677,333(e)

	0.635%	07/26/2016	07/26/2016	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					995,000,000

TOTAL INVESTMENTS(f)(g) – 99.2%					45,959,226,217
Other Assets in Excess of Liabilities – 0.8%					369,100,467

NET ASSETS – 100.0%					$46,328,326,684

(a)	Rate represents annualized yield at date of purchase.

(b)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $11,466,843,574 or 24.75% of net assets as of March 31, 2016.

(c)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,006,348,564 or 4.33% of net assets as of March 31, 2016.

(e)	Illiquid security. These securities represent $995,000,000 or 2.15% of net assets as of March 31, 2016.

(f)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(g)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

9

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 53.5%
Federal Farm Credit Bank(a)	0.280%	04/04/2016	04/04/2016	$48,000,000	$47,998,880
Federal Farm Credit Bank(a)	0.280%	04/05/2016	04/05/2016	36,100,000	36,098,877
Federal Farm Credit Bank(a)	0.280%	04/08/2016	04/08/2016	42,200,000	42,197,702
Federal Farm Credit Bank(a)	0.290%	04/12/2016	04/12/2016	62,600,000	62,594,453
Federal Farm Credit Bank(a)	0.290%	04/14/2016	04/14/2016	25,000,000	24,997,382
Federal Farm Credit Bank(a)	0.290%	04/19/2016	04/19/2016	74,500,000	74,488,585
Federal Farm Credit Bank(a)	0.411%	05/17/2016	05/17/2016	14,500,000	14,492,404
Federal Farm Credit Bank(b)	0.423%	04/26/2016	10/26/2016	79,500,000	79,500,000
Federal Farm Credit Bank(b)	0.431%	04/11/2016	09/09/2016	47,600,000	47,600,302
Federal Home Loan Bank(a)	0.320%	04/01/2016	04/01/2016	305,500,000	305,500,000
Federal Home Loan Bank(a)	0.345%	04/27/2016	04/27/2016	150,000,000	149,962,625
Federal Home Loan Bank(a)	0.370%	04/13/2016	04/13/2016	100,000,000	99,987,667
Federal Home Loan Bank(a)	0.370%	04/20/2016	04/20/2016	125,000,000	124,975,590
Federal Home Loan Bank(a)	0.370%	06/22/2016	06/22/2016	225,000,000	224,810,375
Federal Home Loan Bank(a)	0.375%	04/08/2016	04/08/2016	110,000,000	109,991,979
Federal Home Loan Bank(a)	0.380%	04/06/2016	04/06/2016	248,000,000	247,986,911
Federal Home Loan Bank(a)	0.380%	04/15/2016	04/15/2016	403,800,000	403,740,327
Federal Home Loan Bank(b)	0.382%	04/25/2016	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.383%	04/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.386%	04/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.388%	04/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(a)	0.391%	06/15/2016	06/15/2016	75,000,000	74,938,906
Federal Home Loan Bank(a)	0.398%	05/25/2016	05/25/2016	100,000,000	99,940,300
Federal Home Loan Bank(a)	0.400%	06/03/2016	06/03/2016	125,000,000	124,912,500
Federal Home Loan Bank(a)	0.404%	05/06/2016	05/06/2016	150,000,000	149,941,083
Federal Home Loan Bank(a)	0.410%	04/29/2016	04/29/2016	132,000,000	131,957,907
Federal Home Loan Bank(b)	0.422%	04/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Bank(a)	0.511%	06/21/2016	06/21/2016	266,000,000	265,681,178
Federal Home Loan Bank(a)	0.520%	07/27/2016	07/27/2016	75,000,000	74,873,494
Federal Home Loan Bank(a)	0.541%	06/28/2016	06/28/2016	88,100,000	87,983,708
Federal Home Loan Bank(a)	0.549%	07/15/2016	07/15/2016	133,400,000	133,185,579
Federal Home Loan Bank(a)	0.552%	07/13/2016	07/13/2016	24,200,000	24,161,919
Federal Home Loan Bank(b)	0.558%	05/12/2016	02/10/2017	234,000,000	233,989,875
Federal Home Loan Bank(b)	0.560%	05/09/2016	02/08/2017	30,000,000	29,998,717
Federal Home Loan Bank(b)	0.560%	05/09/2016	02/08/2017	46,800,000	46,797,999
Federal Home Loan Bank(b)	0.572%	04/11/2016	01/11/2017	127,900,000	127,900,000

See accompanying notes to schedules of investments.

10

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)

Federal Home Loan Bank(b)	0.577%	04/13/2016	01/13/2017	$125,700,000	$125,700,000
Federal Home Loan Bank(b)	0.581%	07/11/2016	07/10/2017	144,000,000	143,995,470
Federal Home Loan Bank(b)	0.587%	06/14/2016	06/14/2017	251,000,000	251,000,000
Federal Home Loan Mortgage Corp.(a)	0.285%	05/06/2016	05/06/2016	49,400,000	49,386,312
Federal Home Loan Mortgage Corp.(a)	0.300%	05/05/2016	05/05/2016	90,250,000	90,224,429
Federal Home Loan Mortgage Corp.(a)	0.320%	06/13/2016	06/13/2016	95,535,000	95,473,008
Federal Home Loan Mortgage Corp.(a)	0.320%	04/12/2016	04/12/2016	24,000,000	23,997,653
Federal Home Loan Mortgage Corp.(a)	0.325%	06/17/2016	06/17/2016	101,400,000	101,325,588
Federal Home Loan Mortgage Corp.(a)	0.330%	06/24/2016	06/24/2016	171,000,000	170,868,330
Federal Home Loan Mortgage Corp.(a)	0.340%	04/19/2016	04/19/2016	38,000,000	37,993,540
Federal Home Loan Mortgage Corp.(a)	0.370%	06/21/2016	06/21/2016	250,000,000	249,791,875
Federal Home Loan Mortgage Corp.(a)	0.381%	07/07/2016	07/07/2016	91,500,000	91,406,314
Federal Home Loan Mortgage Corp.(b)	0.386%	04/18/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.387%	04/25/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(a)	0.401%	07/11/2016	07/11/2016	190,000,000	189,786,778
Federal Home Loan Mortgage Corp.(b)	0.437%	04/20/2016	04/20/2017	100,000,000	99,983,910
Federal Home Loan Mortgage Corp.(a)	0.441%	06/06/2016	06/06/2016	144,600,000	144,483,356
Federal Home Loan Mortgage Corp.(a)	0.451%	04/11/2016	04/11/2016	148,000,000	147,981,500
Federal Home Loan Mortgage Corp.(a)	0.451%	06/16/2016	06/16/2016	54,715,000	54,663,021
Federal Home Loan Mortgage Corp.(a)	0.511%	04/26/2016	04/26/2016	150,000,000	149,946,875
Federal Home Loan Mortgage Corp.(a)	0.541%	07/06/2016	07/06/2016	99,599,000	99,455,577
Federal National Mortgage Assoc.(a)	0.295%	04/26/2016	04/26/2016	124,200,000	124,174,556
Federal National Mortgage Assoc.(a)	0.303%	04/20/2016	04/20/2016	61,000,000	60,990,245
Federal National Mortgage Assoc.(a)	0.315%	04/13/2016	04/13/2016	87,000,000	86,990,765
Federal National Mortgage Assoc.(a)	0.319%	06/22/2016	06/22/2016	109,700,000	109,620,191
Federal National Mortgage Assoc.(a)	0.320%	06/01/2016	06/01/2016	421,719,000	421,426,440
Federal National Mortgage Assoc.(a)	0.330%	04/06/2016	04/06/2016	271,566,000	271,552,512
Federal National Mortgage Assoc.(a)	0.350%	06/08/2016	06/08/2016	23,500,000	23,484,464
Federal National Mortgage Assoc.(a)	0.370%	06/14/2016	06/14/2016	117,000,000	116,911,015
Federal National Mortgage Assoc.(a)	0.371%	06/21/2016	06/21/2016	45,700,000	45,661,955
Federal National Mortgage Assoc.(a)	0.376%	07/01/2016	07/01/2016	45,700,000	45,656,680
Federal National Mortgage Assoc.(a)	0.401%	07/18/2016	07/18/2016	46,500,000	46,444,200
Federal National Mortgage Assoc.(a)	0.411%	06/13/2016	06/13/2016	509,200,000	508,776,657
Federal National Mortgage Assoc.(a)	0.531%	07/13/2016	07/13/2016	27,667,000	27,625,046
Federal National Mortgage Assoc.(a)	0.541%	07/06/2016	07/06/2016	21,600,000	21,568,896

TOTAL GOVERNMENT AGENCY DEBT					9,058,134,382

TREASURY DEBT – 18.8%
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	300,000,000	299,955,132
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	650,000,000	649,969,606
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	265,000,000	264,973,004

See accompanying notes to schedules of investments.

11

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)

U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	$235,000,000	$234,976,060
U.S. Treasury Bill(a)	0.300%	06/23/2016	06/23/2016	275,000,000	274,809,216
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	100,000,000	99,925,000
U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	300,000,000	299,819,565
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	150,000,000	149,946,188
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	150,000,000	149,893,726
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	150,000,000	149,950,417
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	82,000,000	81,983,015
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	36,350,000	36,350,044
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	131,000,000	131,000,486
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	206,000,000	205,917,953
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	150,000,000	149,760,506

TOTAL TREASURY DEBT					3,179,229,918

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal National Mortgage Association, 0.634% – 6.625% due 09/15/2017 – 11/15/2030, Resolution Funding Strips, 0.000% due 10/15/2019 – 01/15/2027, and a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $87,721,321); expected proceeds $86,000,764	0.320%	04/01/2016	04/01/2016	86,000,000	86,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a Federal National Mortgage Association, 1.000% due 05/21/2018, U.S. Treasury Bonds, 3.500% – 7.500% due 11/15/2016 – 02/15/2039, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2018, valued at $51,000,060); expected proceeds $50,000,444	0.320%	04/01/2016	04/01/2016	50,000,000	50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					136,000,000

TREASURY REPURCHASE AGREEMENTS – 20.8%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 04/28/2016, and U.S. Treasury Notes, 0.750% – 0.875% due 03/31/2018, valued at $85,604,610); expected proceeds $83,926,699	0.300%	04/01/2016	04/01/2016	83,926,000	83,926,000

See accompanying notes to schedules of investments.

12

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)

Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, U.S. Treasury Notes, 0.875% – 2.750% due 08/15/2017 – 02/15/2024, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 02/15/2026, valued at $102,000,006); expected proceeds $100,000,833	0.300%	04/01/2016	04/01/2016	$100,000,000	$100,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $52,020,037); expected proceeds $51,000,411	0.290%	04/01/2016	04/01/2016	51,000,000	51,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Bonds, 4.500% – 8.125% due 05/15/2021 – 08/15/2039, and U.S. Treasury Notes, 1.125% – 2.375% due 12/31/2019 – 11/15/2022, valued at $3,148,021,911); expected proceeds $3,148,021,861	0.250%	04/01/2016	04/01/2016	3,148,000,000	3,148,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 1.000% – 2.250% due 08/31/2019 – 02/15/2023, valued at $102,000,850); expected proceeds $100,000,778	0.280%	04/01/2016	04/01/2016	100,000,000	100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 1.500% – 2.625% due 10/31/2018 – 11/15/2020, valued at $45,900,446); expected proceeds $45,000,375	0.300%	04/01/2016	04/01/2016	45,000,000	45,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,527,926,000

TOTAL INVESTMENTS(c)(d) – 93.9%					15,901,290,300
Other Assets in Excess of Liabilities – 6.1%					1,030,391,031

NET ASSETS – 100.0%					$16,931,681,331

See accompanying notes to schedules of investments.

13

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

14

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.010%	04/07/2016	04/07/2016	$176,890,000	$176,884,029
U.S. Treasury Bill(a)	0.060%	04/14/2016	04/14/2016	71,494,000	71,487,626
U.S. Treasury Bill(a)	0.080%	04/07/2016	04/07/2016	194,450,000	194,443,436
U.S. Treasury Bill(a)	0.090%	04/28/2016	04/28/2016	90,000,000	89,983,274
U.S. Treasury Bill(a)	0.120%	04/21/2016	04/21/2016	127,000,000	126,983,186
U.S. Treasury Bill(a)	0.125%	04/21/2016	04/21/2016	100,000,000	99,986,761
U.S. Treasury Bill(a)	0.200%	04/28/2016	04/28/2016	394,000,000	393,926,779
U.S. Treasury Bill(a)	0.209%	04/28/2016	04/28/2016	153,000,000	152,971,567
U.S. Treasury Bill(a)	0.220%	04/07/2016	04/07/2016	355,281,000	355,269,008
U.S. Treasury Bill(a)	0.220%	04/14/2016	04/14/2016	300,000,000	299,973,252
U.S. Treasury Bill(a)	0.235%	04/07/2016	04/07/2016	100,000,000	99,996,625
U.S. Treasury Bill(a)	0.255%	04/07/2016	04/07/2016	250,000,000	249,991,561
U.S. Treasury Bill(a)	0.255%	04/21/2016	04/21/2016	375,000,000	374,950,352
U.S. Treasury Bill(a)	0.260%	04/07/2016	04/07/2016	71,406,000	71,403,590
U.S. Treasury Bill(a)	0.265%	04/21/2016	04/21/2016	77,850,000	77,839,693
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	130,000,000	129,982,789
U.S. Treasury Bill(a)	0.270%	04/21/2016	04/21/2016	270,000,000	269,964,253
U.S. Treasury Bill(a)	0.273%	04/14/2016	04/14/2016	112,907,000	112,896,933
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	145,000,000	144,995,106
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	115,000,000	114,989,747
U.S. Treasury Bill(a)	0.283%	04/07/2016	04/07/2016	135,000,000	134,995,443
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	190,000,000	189,983,060
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	50,000,000	49,995,542
U.S. Treasury Bill(a)	0.285%	04/07/2016	04/07/2016	120,000,000	119,995,949
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	45,000,000	44,995,988
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	117,000,000	116,989,568
U.S. Treasury Bill(a)	0.291%	05/19/2016	05/19/2016	200,000,000	199,920,562
U.S. Treasury Bill(a)	0.295%	04/21/2016	04/21/2016	100,000,000	99,986,761
U.S. Treasury Bill(a)	0.300%	05/19/2016	05/19/2016	654,000,000	653,740,238
U.S. Treasury Bill(a)	0.300%	03/24/2016	06/23/2016	484,350,000	484,014,991
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	150,000,000	149,887,500
U.S. Treasury Bill(a)	0.301%	04/28/2016	04/28/2016	145,000,000	144,973,053
U.S. Treasury Bill(a)	0.303%	05/12/2016	05/12/2016	100,000,000	99,964,362
U.S. Treasury Bill(a)	0.303%	05/26/2016	05/26/2016	725,000,000	724,658,609
U.S. Treasury Bill(a)	0.303%	03/24/2016	06/23/2016	265,650,000	265,464,728
U.S. Treasury Bill(a)	0.305%	04/28/2016	04/28/2016	330,000,000	329,938,673
U.S. Treasury Bill(a)	0.310%	04/28/2016	04/28/2016	200,000,000	199,962,832

See accompanying notes to schedules of investments.

15

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)

U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	$228,000,000	$227,862,874
U.S. Treasury Bill(a)	0.315%	06/09/2016	06/09/2016	525,000,000	524,684,250
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	500,000,000	499,821,811
U.S. Treasury Bill(a)	0.316%	05/26/2016	05/26/2016	150,000,000	149,929,367
U.S. Treasury Bill(a)	0.320%	05/26/2016	05/26/2016	10,054,000	10,049,266
U.S. Treasury Bill(a)	0.323%	05/26/2016	05/26/2016	200,000,000	199,905,823
U.S. Treasury Bill(a)	0.323%	06/02/2016	06/02/2016	150,000,000	149,916,172
U.S. Treasury Bill(a)	0.325%	05/05/2016	05/05/2016	100,000,000	99,967,403
U.S. Treasury Bill(a)	0.325%	06/02/2016	06/02/2016	594,000,000	593,668,041
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	440,000,000	439,688,243
U.S. Treasury Bill(a)	0.336%	06/16/2016	06/16/2016	206,000,000	205,854,041
U.S. Treasury Bill(a)	0.338%	06/16/2016	06/16/2016	105,000,000	104,925,603
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	415,000,000	414,864,722
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	280,000,000	279,973,251
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	307,600,000	307,603,082
U.S. Treasury Note(b)	0.370%	04/01/2016	07/31/2016	80,000,000	80,003,358
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	121,000,000	121,000,322
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	231,000,000	230,907,637
U.S. Treasury Note(b)	0.384%	04/01/2016	01/31/2017	238,000,000	237,999,419
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	100,000,000	99,840,337

TOTAL INVESTMENTS(c)(d) – 100.0%					12,596,852,448
Other Assets in Excess of Liabilities – 0.0%(e)					159,057

NET ASSETS – 100.0%					$12,597,011,505

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedules of investments.

16

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 73.4%
U.S. Treasury Bill(a)	0.200%	04/28/2016	04/28/2016	$72,000,000	$71,987,657
U.S. Treasury Bill(a)	0.209%	04/28/2016	04/28/2016	28,000,000	27,995,200
U.S. Treasury Bill(a)	0.255%	04/21/2016	04/21/2016	25,000,000	24,996,326
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	15,000,000	14,997,796
U.S. Treasury Bill(a)	0.270%	04/21/2016	04/21/2016	35,000,000	34,994,857
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	35,000,000	34,998,363
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	20,000,000	19,997,962
U.S. Treasury Bill(a)	0.283%	04/07/2016	04/07/2016	35,000,000	34,998,363
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	35,000,000	34,996,433
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	10,000,000	9,998,981
U.S. Treasury Bill(a)	0.285%	04/07/2016	04/07/2016	30,000,000	29,998,597
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	10,000,000	9,998,981
U.S. Treasury Bill(a)	0.300%	05/19/2016	05/19/2016	75,000,000	74,970,000
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	15,000,000	14,988,750
U.S. Treasury Bill(a)	0.300%	06/23/2016	06/23/2016	50,000,000	49,965,321
U.S. Treasury Bill(a)	0.301%	04/28/2016	04/28/2016	14,000,000	13,997,600
U.S. Treasury Bill(a)	0.303%	06/23/2016	06/23/2016	25,000,000	24,982,660
U.S. Treasury Bill(a)	0.303%	05/26/2016	05/26/2016	76,000,000	75,964,876
U.S. Treasury Bill(a)	0.305%	04/28/2016	04/28/2016	21,000,000	20,996,400
U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	30,000,000	29,981,956
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	50,000,000	49,982,062
U.S. Treasury Bill(a)	0.315%	06/09/2016	06/09/2016	70,000,000	69,957,898
U.S. Treasury Bill(a)	0.323%	06/02/2016	06/02/2016	20,000,000	19,988,823
U.S. Treasury Bill(a)	0.325%	06/02/2016	06/02/2016	80,000,000	79,955,291
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	58,000,000	57,958,904
U.S. Treasury Bill(a)	0.336%	06/16/2016	06/16/2016	28,000,000	27,980,161
U.S. Treasury Bill(a)	0.338%	06/16/2016	06/16/2016	14,000,000	13,990,080
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	35,000,000	34,988,431
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	25,000,000	24,996,395
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	34,500,000	34,500,295
U.S. Treasury Note(b)	0.370%	04/01/2016	07/31/2016	10,000,000	10,000,420
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	15,430,000	15,430,044
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	42,000,000	41,983,394
U.S. Treasury Note(b)	0.384%	04/01/2016	01/31/2017	6,000,000	5,999,695
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	25,000,000	24,955,141

TOTAL TREASURY DEBT					1,168,474,113

See accompanying notes to schedules of investments.

17

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – 20.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, and U.S. Treasury Notes, 0.875% – 1.375% due 04/30/2017 – 10/31/2020, valued at $56,100,469); expected proceeds $55,000,458	0.300%	04/01/2016	04/01/2016	$55,000,000	$55,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 04/28/2016, a U.S. Treasury Bond, 3.125% due 11/15/2041, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 0.875% – 2.375% due 10/15/2017 – 11/15/2025, valued at $86,700,014); expected proceeds $85,000,708	0.300%	04/01/2016	04/01/2016	85,000,000	85,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, valued at $47,940,102); expected proceeds $47,000,366	0.280%	04/01/2016	04/01/2016	47,000,000	47,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 0.518% due 10/31/2017, valued at $56,100,080); expected proceeds $55,000,474	0.310%	04/01/2016	04/01/2016	55,000,000	55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Bonds, 3.125% – 5.500% due 08/15/2028 – 02/15/2043, and U.S. Treasury Notes, 0.625% – 1.750% due 07/15/2016 – 03/31/2022, valued at $80,580,699); expected proceeds $79,000,658	0.300%	04/01/2016	04/01/2016	79,000,000	79,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					321,000,000

TOTAL INVESTMENTS(c)(d) – 93.6%					1,489,474,113
Other Assets in Excess of Liabilities – 6.4%					101,035,032

NET ASSETS – 100.0%					$1,590,509,145

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

18

State Street Institutional Investment Trust

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

Security Valuation

The Portfolios’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolios may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolios’ values their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended March 31, 2016.

19

Quarterly Report

31 March 2016

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Clarion Global Infrastructure & MLP Fund

State Street Clarion Global Real Estate Income Fund

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Fund

State Street Small/Mid Cap Equity Index Portfolio

State Street Disciplined U.S. Equity Fund

State Street Disciplined International Equity Fund

State Street Disciplined Global Equity Fund

State Street Disciplined Global Equity Portfolio

State Street Emerging Markets Equity Index Fund

State Street Hedged International Developed Equity Index Fund

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Quarterly Report

March 31, 2016

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Equity 500 Index II Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 126.1%
Consumer Discretionary – 16.3%
Advance Auto Parts, Inc.	2,900	$464,986
Amazon.com, Inc.(a)	15,390	9,136,120
AutoNation, Inc.(a)	2,994	139,760
AutoZone, Inc.(a)	1,176	936,907
Bed Bath & Beyond, Inc.(a)	6,515	323,405
Best Buy Co., Inc.	11,206	363,523
BorgWarner, Inc.	8,677	333,197
Cablevision Systems Corp. Class A	8,888	293,304
CarMax, Inc.(a)	7,803	398,733
Carnival Corp.	18,001	949,913
CBS Corp. Class B	16,842	927,826
Chipotle Mexican Grill, Inc.(a)	1,186	558,570
Coach, Inc.	11,028	442,112
Comcast Corp. Class A	96,883	5,917,614
D.R. Horton, Inc.	13,097	395,922
Darden Restaurants, Inc.	4,571	303,057
Delphi Automotive PLC	11,019	826,645
Discovery Communications, Inc. Class A(a)	5,403	154,688
Discovery Communications, Inc. Class C(a)(b)	9,503	256,581
Dollar General Corp.	11,613	994,073
Dollar Tree, Inc.(a)	9,326	769,022
Expedia, Inc.	4,734	510,420
Ford Motor Co.	155,338	2,097,063
GameStop Corp. Class A	4,122	130,791
Gap, Inc.	9,034	265,600
Garmin, Ltd.	4,340	173,426
General Motors Co.	56,023	1,760,803
Genuine Parts Co.	5,989	595,067
Goodyear Tire & Rubber Co.	10,644	351,039
H&R Block, Inc.	9,364	247,397
Hanesbrands, Inc.	15,600	442,104
Harley-Davidson, Inc.	7,316	375,530
Harman International Industries, Inc.	2,816	250,737
Hasbro, Inc.	4,497	360,210
Home Depot, Inc.	50,502	6,738,482
Interpublic Group of Cos., Inc.	16,066	368,715
Johnson Controls, Inc.	25,780	1,004,647
Kohl’s Corp.	7,545	351,672
L Brands, Inc.	10,121	888,725
Leggett & Platt, Inc.	5,454	263,974
Lennar Corp. Class A	7,206	348,482
Lowe’s Cos., Inc.	36,450	2,761,087
Macy’s, Inc.	12,362	545,041
Marriott International, Inc. Class A	7,553	537,622
Mattel, Inc.	13,533	454,979
McDonald’s Corp.	35,910	4,513,169
Michael Kors Holdings, Ltd.(a)	7,114	405,213
Mohawk Industries, Inc.(a)	2,531	483,168
Netflix, Inc.(a)	17,004	1,738,319
Newell Rubbermaid, Inc.	10,642	471,334
News Corp. Class A	15,088	192,674
News Corp. Class B	4,700	62,275
NIKE, Inc. Class B	53,806	3,307,455
Nordstrom, Inc.	5,077	290,455
O’Reilly Automotive, Inc.(a)	3,880	1,061,801
Omnicom Group, Inc.	9,591	798,259
Priceline Group, Inc.(a)	1,977	2,548,274
PulteGroup, Inc.	12,662	236,906
PVH Corp.	3,249	321,846
Ralph Lauren Corp.	2,279	219,376
Ross Stores, Inc.	16,156	935,432
Royal Caribbean Cruises, Ltd.	6,800	558,620
Scripps Networks Interactive, Inc. Class A	3,772	247,066
Signet Jewelers, Ltd.	3,200	396,896
Staples, Inc.	25,699	283,460
Starbucks Corp.	58,930	3,518,121
Starwood Hotels & Resorts Worldwide, Inc.	6,703	559,231
Target Corp.	23,972	1,972,416
TEGNA, Inc.	8,722	204,618
Tiffany & Co.	4,399	322,799
Time Warner Cable, Inc.	11,297	2,311,592
Time Warner, Inc.	31,511	2,286,123
TJX Cos., Inc.	26,637	2,087,009
Tractor Supply Co.	5,326	481,790
TripAdvisor, Inc.(a)	4,542	302,043
Twenty-First Century Fox, Inc. Class A	44,600	1,243,448
Twenty-First Century Fox, Inc. Class B	17,200	485,040
Under Armour, Inc. Class A(a)	7,224	612,812
Urban Outfitters, Inc.(a)	3,461	114,524
VF Corp.	13,544	877,109
Viacom, Inc. Class B	13,781	568,880
Walt Disney Co.	59,752	5,933,971
Whirlpool Corp.	3,102	559,415
Wyndham Worldwide Corp.	4,453	340,343
Wynn Resorts, Ltd.	3,241	302,807
Yum! Brands, Inc.	16,302	1,334,319

		92,199,979

Consumer Staples – 13.1%
Altria Group, Inc.	78,029	4,889,297
Archer-Daniels-Midland Co.	23,732	861,709
Brown-Forman Corp. Class B	4,021	395,948
Campbell Soup Co.	7,182	458,140
Church & Dwight Co., Inc.	5,200	479,336
Clorox Co.	5,164	650,974
Coca-Cola Co.	155,200	7,199,728
Coca-Cola Enterprises, Inc.	8,288	420,533
Colgate-Palmolive Co.	35,523	2,509,700
ConAgra Foods, Inc.	17,324	772,997

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Constellation Brands, Inc. Class A	7,050	$1,065,184
Costco Wholesale Corp.	17,555	2,766,317
CVS Health Corp.	43,805	4,543,893
Dr. Pepper Snapple Group, Inc.	7,497	670,382
Estee Lauder Cos., Inc. Class A	8,841	833,795
General Mills, Inc.	23,642	1,497,721
Hershey Co.	5,667	521,874
Hormel Foods Corp.	10,802	467,078
J.M. Smucker Co.	4,805	623,881
Kellogg Co.	10,028	767,643
Kimberly-Clark Corp.	14,427	1,940,576
Kraft Heinz Co.	23,718	1,863,286
Kroger Co.	38,842	1,485,706
McCormick & Co., Inc.	4,592	456,812
Mead Johnson Nutrition Co.	7,450	633,027
Molson Coors Brewing Co. Class B	7,353	707,212
Mondelez International, Inc. Class A	62,515	2,508,102
Monster Beverage Corp.(a)	5,953	794,011
PepsiCo, Inc.	57,616	5,904,488
Philip Morris International, Inc.	61,712	6,054,564
Procter & Gamble Co.	105,658	8,696,710
Reynolds American, Inc.	33,008	1,660,632
Sysco Corp.	20,874	975,442
Tyson Foods, Inc. Class A	11,644	776,189
Wal-Mart Stores, Inc.	62,503	4,280,830
Walgreens Boots Alliance, Inc.	34,405	2,898,277
Whole Foods Market, Inc.	12,979	403,777

		74,435,771

Energy – 8.5%
Anadarko Petroleum Corp.	20,282	944,533
Apache Corp.	15,055	734,835
Baker Hughes, Inc.	17,479	766,105
Cabot Oil & Gas Corp.	18,278	415,093
California Resources Corp.	400	412
Cameron International Corp.(a)	7,633	511,793
Chesapeake Energy Corp.	20,588	84,823
Chevron Corp.	75,012	7,156,145
Cimarex Energy Co.	3,758	365,541
Columbia Pipeline Group, Inc.	15,904	399,190
Concho Resources, Inc.(a)	5,100	515,304
ConocoPhillips	49,227	1,982,371
Devon Energy Corp.	20,301	557,059
Diamond Offshore Drilling, Inc.	1,546	33,595
EOG Resources, Inc.	21,871	1,587,397
EQT Corp.	6,357	427,572
Exxon Mobil Corp.	165,475	13,832,055
FMC Technologies, Inc.(a)	8,991	245,994
Halliburton Co.	34,167	1,220,445
Helmerich & Payne, Inc.	4,326	254,023
Hess Corp.	10,557	555,826
Kinder Morgan, Inc.	72,850	1,301,101
Marathon Oil Corp.	33,588	374,170
Marathon Petroleum Corp.	21,074	783,531
Murphy Oil Corp.	6,479	163,206
National Oilwell Varco, Inc.	15,016	466,998
Newfield Exploration Co.(a)	7,915	263,174
Noble Energy, Inc.	17,125	537,896
Occidental Petroleum Corp.	30,409	2,080,888
ONEOK, Inc.	8,396	250,705
Phillips 66	18,673	1,616,895
Pioneer Natural Resources Co.	6,476	911,432
Range Resources Corp.	6,759	218,856
Schlumberger, Ltd.	49,886	3,679,093
Southwestern Energy Co.(a)	15,556	125,537
Spectra Energy Corp.	26,757	818,764
Tesoro Corp.	4,716	405,623
Transocean, Ltd.	13,610	124,395
Valero Energy Corp.	18,723	1,200,893
Williams Cos., Inc.	27,158	436,429

		48,349,697

Financials – 19.7%
Affiliated Managers Group, Inc.(a)	2,124	344,938
Aflac, Inc.	16,753	1,057,784
Allstate Corp.	15,039	1,013,177
American Express Co.	32,612	2,002,377
American International Group, Inc.	45,801	2,475,544
American Tower Corp. REIT	16,918	1,731,896
Ameriprise Financial, Inc.	6,744	634,003
Aon PLC	10,765	1,124,404
Apartment Investment & Management Co. Class A, REIT	6,287	262,922
Assurant, Inc.	2,585	199,433
AvalonBay Communities, Inc. REIT	5,469	1,040,204
Bank of America Corp.	411,305	5,560,844
Bank of New York Mellon Corp.	42,894	1,579,786
BB&T Corp.	31,131	1,035,728
Berkshire Hathaway, Inc. Class B(a)	74,684	10,596,166
BlackRock, Inc.	5,016	1,708,299
Boston Properties, Inc. REIT	6,146	781,034
Capital One Financial Corp.	20,995	1,455,164
CBRE Group, Inc. Class A(a)	11,567	333,361
Charles Schwab Corp.	47,904	1,342,270
Chubb, Ltd.	18,353	2,186,760
Cincinnati Financial Corp.	5,909	386,212
Citigroup, Inc.	117,427	4,902,577
Citizens Financial Group, Inc.	21,000	439,950
CME Group, Inc.	13,463	1,293,121
Comerica, Inc.	6,927	262,326
Crown Castle International Corp. REIT	13,258	1,146,817
Discover Financial Services	16,528	841,606
E*TRADE Financial Corp.(a)	11,242	275,317
Equinix, Inc. REIT	2,743	907,138
Equity Residential REIT	14,519	1,089,361
Essex Property Trust, Inc. REIT	2,645	618,560
Extra Space Storage, Inc. REIT	5,000	467,300
Federal Realty Investment Trust REIT	2,800	436,940
Fifth Third Bancorp	31,162	520,094
Franklin Resources, Inc.	14,889	581,415
General Growth Properties, Inc. REIT	23,158	688,487

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Goldman Sachs Group, Inc.	15,646	$2,456,109
Hartford Financial Services Group, Inc.	15,767	726,543
HCP, Inc. REIT	18,523	603,479
Host Hotels & Resorts, Inc. REIT	29,962	500,365
Huntington Bancshares, Inc.	31,691	302,332
Intercontinental Exchange, Inc.	4,737	1,113,858
Invesco, Ltd.	16,611	511,121
Iron Mountain, Inc. REIT	7,681	260,463
JPMorgan Chase & Co.	146,243	8,660,511
KeyCorp	33,296	367,588
Kimco Realty Corp. REIT	16,453	473,517
Legg Mason, Inc.	3,827	132,720
Leucadia National Corp.	13,227	213,881
Lincoln National Corp.	9,582	375,614
Loews Corp.	10,619	406,283
M&T Bank Corp.	6,363	706,293
Macerich Co. REIT	5,055	400,558
Marsh & McLennan Cos., Inc.	20,719	1,259,508
McGraw Hill Financial, Inc.	10,568	1,046,021
MetLife, Inc.	43,670	1,918,860
Moody’s Corp.	6,732	650,042
Morgan Stanley	60,875	1,522,484
Nasdaq, Inc.	4,575	303,689
Navient Corp.	13,613	162,948
Northern Trust Corp.	8,596	560,201
People’s United Financial, Inc.	12,366	196,990
PNC Financial Services Group, Inc.	19,975	1,689,286
Principal Financial Group, Inc.	10,765	424,679
Progressive Corp.	23,249	816,970
Prologis, Inc. REIT	20,952	925,659
Prudential Financial, Inc.	17,802	1,285,660
Public Storage REIT	5,835	1,609,468
Realty Income Corp. REIT	10,000	625,100
Regions Financial Corp.	51,346	403,066
Simon Property Group, Inc. REIT	12,280	2,550,433
SL Green Realty Corp. REIT	4,000	387,520
State Street Corp.(c)	15,978	935,033
SunTrust Banks, Inc.	20,136	726,507
Synchrony Financial(a)	33,176	950,824
T Rowe Price Group, Inc.	9,855	723,948
Torchmark Corp.	4,512	244,370
Travelers Cos., Inc.	11,706	1,366,207
UDR, Inc. REIT	10,600	408,418
Unum Group	9,505	293,895
US Bancorp	65,022	2,639,243
Ventas, Inc. REIT	13,397	843,475
Vornado Realty Trust REIT	7,068	667,431
Wells Fargo & Co.	184,003	8,898,385
Welltower, Inc. REIT	14,119	979,012
Weyerhaeuser Co. REIT	31,487	975,467
Willis Towers Watson PLC	5,476	649,782
XL Group PLC Class A	11,648	428,646
Zions Bancorp	8,195	198,401

		111,802,178

Health Care – 18.0%
Abbott Laboratories	58,647	2,453,204
AbbVie, Inc.	64,143	3,663,848
Aetna, Inc.	13,944	1,566,608
Agilent Technologies, Inc.	13,093	521,756
Alexion Pharmaceuticals, Inc.(a)	8,973	1,249,221
Allergan PLC(a)	15,706	4,209,679
AmerisourceBergen Corp. Class A	7,734	669,378
Amgen, Inc.	29,954	4,491,003
Anthem, Inc.	10,419	1,448,137
Baxalta, Inc.	27,116	1,095,486
Baxter International, Inc.	21,816	896,201
Becton Dickinson and Co.	8,436	1,280,754
Biogen, Inc.(a)	8,684	2,260,619
Boston Scientific Corp.(a)	53,757	1,011,169
Bristol-Myers Squibb Co.	66,504	4,248,276
C.R. Bard, Inc.	2,935	594,836
Cardinal Health, Inc.	13,133	1,076,249
Celgene Corp.(a)	31,171	3,119,905
Centene Corp.(a)	6,800	418,676
Cerner Corp.(a)	12,037	637,480
Cigna Corp.	10,185	1,397,789
DaVita HealthCare Partners, Inc.(a)	6,628	486,363
DENTSPLY SIRONA, Inc.	9,634	593,743
Edwards Lifesciences Corp.(a)	8,510	750,667
Eli Lilly & Co.	38,818	2,795,284
Endo International PLC(a)	8,100	228,015
Express Scripts Holding Co.(a)	26,567	1,824,887
Gilead Sciences, Inc.	54,452	5,001,961
HCA Holdings, Inc.(a)	12,200	952,210
Henry Schein, Inc.(a)	3,300	569,679
Hologic, Inc.(a)	9,800	338,100
Humana, Inc.	5,890	1,077,575
Illumina, Inc.(a)	5,900	956,449
Intuitive Surgical, Inc.(a)	1,448	870,320
Johnson & Johnson	109,908	11,892,046
Laboratory Corp. of America Holdings(a)	4,075	477,305
Mallinckrodt PLC(a)	4,500	275,760
McKesson Corp.	9,124	1,434,749
Medtronic PLC	55,993	4,199,475
Merck & Co., Inc.	110,572	5,850,365
Mylan NV(a)	16,402	760,233
Patterson Cos., Inc.	3,135	145,872
PerkinElmer, Inc.	4,386	216,932
Perrigo Co. PLC	5,786	740,203
Pfizer, Inc.	240,933	7,141,254
Quest Diagnostics, Inc.	5,642	403,121
Regeneron Pharmaceuticals, Inc.(a)	3,142	1,132,502
St. Jude Medical, Inc.	11,273	620,015
Stryker Corp.	12,494	1,340,481
Tenet Healthcare Corp.(a)	3,890	112,538
Thermo Fisher Scientific, Inc.	15,812	2,238,821
UnitedHealth Group, Inc.	37,874	4,881,959
Universal Health Services, Inc. Class B	3,600	448,992
Varian Medical Systems, Inc.(a)	3,829	306,397
Vertex Pharmaceuticals, Inc.(a)	9,852	783,135
Waters Corp.(a)	3,250	428,740

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care – (continued)
Zimmer Biomet Holdings, Inc.	7,125	$759,739
Zoetis, Inc.	18,220	807,693

		102,153,854

Industrials – 12.8%
3M Co.	24,129	4,020,615
ADT Corp.	6,594	272,068
Allegion PLC	3,796	241,843
American Airlines Group, Inc.	24,000	984,240
AMETEK, Inc.	9,399	469,762
Boeing Co.	24,764	3,143,542
C.H. Robinson Worldwide, Inc.	5,679	421,552
Caterpillar, Inc.	23,224	1,777,565
Cintas Corp.	3,466	311,281
CSX Corp.	38,355	987,641
Cummins, Inc.	6,414	705,155
Danaher Corp.	23,794	2,257,099
Deere & Co.	11,983	922,571
Delta Air Lines, Inc.	31,034	1,510,735
Dover Corp.	6,150	395,630
Dun & Bradstreet Corp.	1,255	129,365
Eaton Corp. PLC	18,325	1,146,412
Emerson Electric Co.	25,579	1,390,986
Equifax, Inc.	4,688	535,792
Expeditors International of Washington, Inc.	7,276	355,142
Fastenal Co.	11,458	561,442
FedEx Corp.	10,250	1,667,880
Flowserve Corp.	5,145	228,489
Fluor Corp.	5,504	295,565
General Dynamics Corp.	11,672	1,533,351
General Electric Co.	371,688	11,815,962
Honeywell International, Inc.	30,678	3,437,470
Illinois Tool Works, Inc.	13,000	1,331,720
Ingersoll-Rand PLC	10,184	631,510
Jacobs Engineering Group, Inc.(a)	4,843	210,913
JB Hunt Transport Services, Inc.	3,500	294,840
Kansas City Southern	4,296	367,093
L-3 Communications Holdings, Inc.	3,138	371,853
Lockheed Martin Corp.	10,503	2,326,414
Masco Corp.	13,284	417,782
Nielsen Holdings PLC	14,425	759,621
Norfolk Southern Corp.	11,887	989,593
Northrop Grumman Corp.	7,225	1,429,827
PACCAR, Inc.	14,039	767,793
Parker-Hannifin Corp.	5,389	598,610
Pentair PLC	7,304	396,315
Pitney Bowes, Inc.	7,606	163,833
Quanta Services, Inc.(a)	6,407	144,542
Raytheon Co.	11,946	1,464,938
Republic Services, Inc.	9,489	452,151
Robert Half International, Inc.	5,266	245,290
Rockwell Automation, Inc.	5,226	594,458
Rockwell Collins, Inc.	5,231	482,351
Roper Technologies, Inc.	4,065	742,960
Ryder System, Inc.	2,166	140,313
Snap-on, Inc.	2,340	367,357
Southwest Airlines Co.	25,459	1,140,563
Stanley Black & Decker, Inc.	6,057	637,257
Stericycle, Inc.(a)	3,396	428,541
Textron, Inc.	10,833	394,971
Tyco International PLC	16,964	622,748
Union Pacific Corp.	33,698	2,680,676
United Continental Holdings, Inc.(a)	14,300	855,998
United Parcel Service, Inc. Class B	27,491	2,899,476
United Rentals, Inc.(a)	3,600	223,884
United Technologies Corp.	30,951	3,098,195
Verisk Analytics, Inc.(a)	6,200	495,504
W.W. Grainger, Inc.	2,257	526,852
Waste Management, Inc.	16,535	975,565
Xylem, Inc.	7,158	292,762

		72,484,224

Information Technology – 26.3%
Accenture PLC Class A	25,018	2,887,077
Activision Blizzard, Inc.	20,200	683,568
Adobe Systems, Inc.(a)	19,844	1,861,367
Akamai Technologies, Inc.(a)	7,090	393,991
Alliance Data Systems Corp.(a)	2,396	527,120
Alphabet, Inc. Class A(a)	11,667	8,900,754
Alphabet, Inc. Class C(a)	11,887	8,855,221
Amphenol Corp. Class A	12,320	712,342
Analog Devices, Inc.	12,351	731,056
Apple, Inc.	220,924	24,078,507
Applied Materials, Inc.	45,054	954,244
Autodesk, Inc.(a)	9,006	525,140
Automatic Data Processing, Inc.	18,252	1,637,387
Broadcom, Ltd.	14,791	2,285,209
CA, Inc.	11,740	361,475
Cisco Systems, Inc.	200,490	5,707,950
Citrix Systems, Inc.(a)	6,089	478,474
Cognizant Technology Solutions Corp. Class A(a)	24,241	1,519,911
Corning, Inc.	44,326	925,970
CSRA, Inc.	5,412	145,583
eBay, Inc.(a)	43,245	1,031,826
Electronic Arts, Inc.(a)	12,279	811,765
EMC Corp.	77,610	2,068,306
F5 Networks, Inc.(a)	2,741	290,135
Facebook, Inc. Class A(a)	91,393	10,427,941
Fidelity National Information Services, Inc.	10,991	695,840
First Solar, Inc.(a)	3,021	206,848
Fiserv, Inc.(a)	8,862	909,064
FLIR Systems, Inc.	5,161	170,055
Harris Corp.	5,002	389,456
Hewlett Packard Enterprise Co.	68,353	1,211,899
HP, Inc.	68,753	847,037
Intel Corp.	188,236	6,089,434
International Business Machines Corp.	35,195	5,330,283
Intuit, Inc.	10,237	1,064,750
Juniper Networks, Inc.	14,049	358,390
KLA-Tencor Corp.	6,232	453,752
Lam Research Corp.	6,377	526,740
Linear Technology Corp.	9,542	425,191
MasterCard, Inc. Class A	39,051	3,690,319
Microchip Technology, Inc.	8,083	389,601

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Micron Technology, Inc.(a)	41,334	$432,767
Microsoft Corp.	315,058	17,400,653
Motorola Solutions, Inc.	6,272	474,790
NetApp, Inc.	11,514	314,217
NVIDIA Corp.	20,344	724,857
Oracle Corp.	125,535	5,135,637
Paychex, Inc.	12,807	691,706
PayPal Holdings, Inc.(a)	44,345	1,711,717
Qorvo, Inc.(a)	5,100	257,091
QUALCOMM, Inc.	59,526	3,044,160
Red Hat, Inc.(a)	7,270	541,688
salesforce.com, Inc.(a)	25,095	1,852,764
SanDisk Corp.	7,961	605,673
Seagate Technology PLC	11,824	407,337
Skyworks Solutions, Inc.	7,600	592,040
Symantec Corp.	25,960	477,145
TE Connectivity, Ltd.	14,751	913,382
Teradata Corp.(a)	5,307	139,256
Texas Instruments, Inc.	40,093	2,302,140
Total System Services, Inc.	6,676	317,644
VeriSign, Inc.(a)	3,801	336,540
Visa, Inc. Class A	76,460	5,847,661
Western Digital Corp.	9,253	437,112
Western Union Co.	20,045	386,668
Xerox Corp.	37,909	423,064
Xilinx, Inc.	10,160	481,889
Yahoo!, Inc.(a)	34,682	1,276,644

		149,087,220

Materials – 3.6%
Air Products & Chemicals, Inc.	7,702	1,109,473
Airgas, Inc.	2,560	362,598
Alcoa, Inc.	52,360	501,609
Avery Dennison Corp.	3,570	257,433
Ball Corp.	5,666	403,929
CF Industries Holdings, Inc.	9,320	292,089
Dow Chemical Co.	44,538	2,265,203
E.I. du Pont de Nemours & Co.	34,718	2,198,344
Eastman Chemical Co.	5,936	428,757
Ecolab, Inc.	10,601	1,182,224
FMC Corp.	5,278	213,073
Freeport-McMoRan, Inc.	49,840	515,346
International Flavors & Fragrances, Inc.	3,151	358,489
International Paper Co.	16,403	673,179
LyondellBasell Industries NV Class A	13,748	1,176,554
Martin Marietta Materials, Inc.	2,545	405,953
Monsanto Co.	17,561	1,540,802
Mosaic Co.	14,084	380,268
Newmont Mining Corp.	21,033	559,057
Nucor Corp.	12,648	598,250
Owens-Illinois, Inc.(a)	6,437	102,735
PPG Industries, Inc.	10,654	1,187,814
Praxair, Inc.	11,311	1,294,544
Sealed Air Corp.	7,823	375,582
Sherwin-Williams Co.	3,109	885,039
Vulcan Materials Co.	5,271	556,459
WestRock Co.	10,136	395,608

		20,220,411

Telecommunication Services – 3.5%
AT&T, Inc.	245,087	9,600,058
CenturyLink, Inc.	21,692	693,276
Frontier Communications Corp.	46,506	259,969
Level 3 Communications, Inc.(a)	11,500	607,775
Verizon Communications, Inc.	162,315	8,777,995

		19,939,073

Utilities – 4.3%
AES Corp.	26,236	309,585
AGL Resources, Inc.	4,798	312,542
Ameren Corp.	9,704	486,170
American Electric Power Co., Inc.	19,609	1,302,038
American Water Works Co., Inc.	7,100	489,403
CenterPoint Energy, Inc.	17,176	359,322
CMS Energy Corp.	11,055	469,174
Consolidated Edison, Inc.	11,652	892,776
Dominion Resources, Inc.	23,794	1,787,405
DTE Energy Co.	7,145	647,766
Duke Energy Corp.	27,392	2,209,987
Edison International	13,014	935,577
Entergy Corp.	7,098	562,729
Eversource Energy	12,617	736,076
Exelon Corp.	36,684	1,315,488
FirstEnergy Corp.	16,893	607,641
NextEra Energy, Inc.	18,364	2,173,196
NiSource, Inc.	12,704	299,306
NRG Energy, Inc.	12,502	162,651
PG&E Corp.	19,614	1,171,348
Pinnacle West Capital Corp.	4,404	330,608
PPL Corp.	26,819	1,020,999
Public Service Enterprise Group, Inc.	20,188	951,662
SCANA Corp.	5,699	399,785
Sempra Energy	9,362	974,116
Southern Co.	36,359	1,880,851
TECO Energy, Inc.	9,401	258,810
WEC Energy Group, Inc.	12,582	755,801
Xcel Energy, Inc.	20,251	846,897

		24,649,709

TOTAL COMMON STOCKS (Cost $495,858,609)		715,322,116

SHORT-TERM INVESTMENT – 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24%(d)(e) (Cost $15,141,360)	15,141,360	15,141,360

TOTAL INVESTMENTS – 128.8% (Cost $510,999,969)		730,463,476
Liabilities in Excess of Other Assets – (28.8)%		(163,248,631)

NET ASSETS – 100.0%		$567,214,845

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. (see accompanying Notes to Schedules of Investments)

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT	Real Estate Investment Trust

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	06/17/2016	145	$14,873,375	$318,102

During the period ended March 31, 2016, average notional value related to futures contracts was $3,620,675.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$92,199,979	$–	$–	$92,199,979
Consumer Staples	74,435,771	–	–	74,435,771
Energy	48,349,697	–	–	48,349,697
Financials	111,802,178	–	–	111,802,178
Health Care	102,153,854	–	–	102,153,854
Industrials	72,484,224	–	–	72,484,224
Information Technology	149,087,220	–	–	149,087,220
Materials	20,220,411	–	–	20,220,411
Telecommunication Services	19,939,073	–	–	19,939,073
Utilities	24,649,709	–	–	24,649,709
Short-Term Investment	15,141,360	–	–	15,141,360

Total Investments	$730,463,476	$–	$–	$730,463,476

Other Financial Instruments:
Futures Contracts(a)	318,102	–	–	318,102

Total Investments and Other Financial Instruments	$730,781,578	$–	$–	$730,781,578

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Clarion Global Infrastructure & MLP Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Clarion Global Infrastructure & MLP Portfolio, a series of SSGA Active Trust. The schedule of investments for the State Street Clarion Global Infrastructure & MLP Portfolio follows.

State Street Clarion Global Infrastructure & MLP Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.8%
Australia – 5.2%
Transurban Group Stapled Security	94,989	$829,348

Canada – 6.9%
Canadian Pacific Railway, Ltd.	1,800	240,125
Enbridge, Inc.	13,800	539,432
Pembina Pipeline Corp.(a)	8,100	219,870
Veresen, Inc.	13,400	90,856

		1,090,283

China – 0.5%
Beijing Enterprises Holdings, Ltd.	14,500	79,356

France – 6.3%
Aeroports de Paris	1,653	204,662
Groupe Eurotunnel SE	15,556	174,609
Vinci SA	8,182	610,429

		989,700

Hong Kong – 1.3%
CLP Holdings, Ltd.	22,000	198,967

Italy – 2.6%
Ei Towers SpA	3,092	172,581
Enel SpA	52,778	234,438

		407,019

Japan – 5.6%
Central Japan Railway Co.	1,200	212,518
East Japan Railway Co.	7,700	665,422

		877,940

South Korea – 1.1%
Korea Electric Power Corp.	3,230	170,030

Spain – 8.5%
Abertis Infraestructuras SA	23,414	385,546
Enagas SA(a)	9,029	271,784
Ferrovial SA	18,164	390,897
Red Electrica Corp. SA	3,462	301,013

		1,349,240

Switzerland – 1.3%
Flughafen Zuerich AG(a)	233	209,485

United Kingdom – 4.1%
National Grid PLC	34,673	491,976
United Utilities Group PLC	11,757	155,972

		647,948

United States – 55.4%
American Electric Power Co., Inc.	4,300	285,520
American Tower Corp. REIT(a)	5,100	522,087
Avangrid, Inc.	1,900	76,209
Boardwalk Pipeline Partners L.P.(b)	13,000	191,620
Crown Castle International Corp. REIT	8,735	755,578
Delek Logistics Partners L.P.(b)	2,500	78,500
Dominion Resources, Inc.	3,368	253,004
DTE Energy Co.	5,584	506,245
Duke Energy Corp.	2,100	169,428
Edison International	5,309	381,664
Energy Transfer Partners L.P.(b)	10,629	343,742
Enterprise Products Partners L.P.(b)	16,700	411,154
Eversource Energy	4,262	248,645
Exelon Corp.	4,398	157,712
ITC Holdings Corp.	4,700	204,779
Magellan Midstream Partners L.P.(b)	4,500	309,600
MPLX L.P.(b)	8,700	258,303
NextEra Energy Partners L.P.(b)	6,931	188,454
NextEra Energy, Inc.	4,310	510,045
NiSource, Inc.(a)	9,319	219,556
Norfolk Southern Corp.	4,300	357,975
NRG Yield, Inc. Class A	12,100	164,197
PG&E Corp.	6,200	370,264
Sempra Energy	4,205	437,530
Shell Midstream Partners L.P.(b)	1,386	50,742
Sunoco Logistics Partners L.P.(b)	7,171	179,777
Tallgrass Energy Partners L.P.(b)	4,100	157,112
Targa Resources Corp.	9,300	277,698
Valero Energy Partners L.P.(b)	1,500	71,040
Westar Energy, Inc.	3,100	153,791
Williams Cos., Inc.	15,300	245,871
Williams Partners L.P.(b)	10,900	222,905

		8,760,747

TOTAL COMMON STOCKS (Cost $14,747,385)		15,610,063

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(c)(d) (Cost $114,127)	114,127	114,127

TOTAL INVESTMENTS – 99.5% (Cost $14,861,512)		15,724,190
Other Assets in Excess of Liabilities – 0.5%		84,389

NET ASSETS – 100.0%		$15,808,579

(a)	Non-income producing security.

(b)	Master Limited Partnership. Represents $2,462,949 or 15.58% of net assets.

(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Clarion Global Infrastructure & MLP Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$829,348	$–	$–	$829,348
Canada	1,090,283	–	–	1,090,283
China	79,356	–	–	79,356
France	989,700	–	–	989,700
Hong Kong	198,967	–	–	198,967
Italy	407,019	–	–	407,019
Japan	877,940	–	–	877,940
South Korea	170,030	–	–	170,030
Spain	1,349,240	–	–	1,349,240
Switzerland	209,485	–	–	209,485
United Kingdom	647,948	–	–	647,948
United States	8,760,747	–	–	8,760,747
Short-Term Investment	114,127	–	–	114,127

Total Investments	$15,724,190	$–	$–	$15,724,190

See accompanying notes to schedules of investments.

State Street Clarion Global Real Estate Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.5%
Australia – 5.2%
GPT Group REIT	13,265	$51,020
Investa Office Fund REIT	19,262	62,084
Scentre Group REIT	13,774	47,045
Westfield Corp.	15,008	115,334

		275,483

Canada – 0.5%
Smart Real Estate Investment Trust REIT	1,000	26,232

France – 6.6%
Gecina SA REIT	463	63,841
Klepierre REIT(a)	2,597	124,591
Unibail-Rodamco SE REIT	578	159,264

		347,696

Germany – 3.6%
Deutsche EuroShop AG(a)	1,399	65,810
LEG Immobilien AG(a)	1,215	114,710
Vonovia SE(a)	298	10,740

		191,260

Hong Kong – 1.7%
Link REIT	14,900	88,268

Japan – 8.6%
Daito Trust Construction Co., Ltd.	140	19,905
Fukuoka Corp. REIT(a)	32	57,939
Hulic, Inc. REIT(a)	10	16,282
Invincible Investment Corp. REIT(a)	11	8,260
Japan Retail Fund Investment Corp. REIT(a)	35	84,141
Kenedix Office Investment Corp. REIT(a)	17	97,709
Mori Hills Investment Corp. REIT(a)	30	44,441
Nippon Prologis, Inc. REIT(a)	32	71,718
Orix JREIT, Inc. REIT(a)	37	57,445

		457,840

Netherlands – 0.9%
Eurocommercial Properties NV	1,015	47,573

Singapore – 0.7%
Ascendas REIT	21,000	37,272

Spain – 0.8%
Hispania Activos Inmobiliarios SA(a)	2,989	42,576

Sweden – 0.7%
Hufvudstaden AB Class A	2,396	38,038

United Kingdom – 6.4%
Big Yellow Group PLC REIT	2,768	30,813
British Land Co. PLC REIT	14,478	145,769
Great Portland Estates PLC REIT	4,412	46,165
Land Securities Group PLC REIT	6,129	96,989
ST Modwen Properties PLC	3,991	17,352

		337,088

United States – 63.8%
Alexandria Real Estate Equities, Inc. REIT	1,000	90,890
AvalonBay Communities, Inc. REIT	1,100	209,220
Boston Properties, Inc. REIT	400	50,832
CubeSmart REIT	3,200	106,560
DDR Corp. REIT	5,600	99,624
Digital Realty Trust, Inc. REIT	1,200	106,188
Douglas Emmett, Inc. REIT	1,700	51,187
Equity Residential REIT	3,600	270,108
Essex Property Trust, Inc. REIT	475	111,084
General Growth Properties, Inc. REIT(a)	5,716	169,937
Healthcare Realty Trust, Inc. REIT	2,100	64,869
Host Hotels & Resorts, Inc. REIT	5,400	90,180
Kilroy Realty Corp. REIT	1,500	92,805
Kimco Realty Corp. REIT(a)	5,700	164,046
LaSalle Hotel Properties REIT	1,800	45,558
Liberty Property Trust REIT	2,200	73,612
Paramount Group, Inc. REIT	2,700	43,065
Post Properties, Inc. REIT	738	44,088
Prologis, Inc. REIT	3,700	163,466
Public Storage REIT	600	165,498
QTS Realty Trust, Inc. Class A, REIT	1,019	48,280
Simon Property Group, Inc. REIT	1,950	404,995
SL Green Realty Corp. REIT	1,300	125,944
Spirit Realty Capital, Inc. REIT	8,700	97,875
Sun Communities, Inc. REIT	600	42,966
Sunstone Hotel Investors, Inc. REIT	5,011	70,154
Vornado Realty Trust REIT	1,300	122,759
Weingarten Realty Investors REIT	1,200	45,024
Welltower, Inc. REIT	3,100	214,954

		3,385,768

TOTAL COMMON STOCKS (Cost $4,945,796)		5,275,094

SHORT-TERM INVESTMENT – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(b)(c) (Cost $33,087)	33,087	33,087

TOTAL INVESTMENTS – 100.1% (Cost $4,978,883)		5,308,181
Liabilities in Excess of Other Assets – (0.1)%		(4,272)

NET ASSETS – 100.0%		$5,303,909

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Clarion Global Real Estate Income Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$275,483	$–	$–	$275,483
Canada	26,232	–	–	26,232
France	347,696	–	–	347,696
Germany	191,260	–	–	191,260
Hong Kong	88,268	–	–	88,268
Japan	457,840	–	–	457,840
Netherlands	47,573	–	–	47,573
Singapore	37,272	–	–	37,272
Spain	42,576	–	–	42,576
Sweden	38,038	–	–	38,038
United Kingdom	337,088	–	–	337,088
United States	3,385,768	–	–	3,385,768
Short-Term Investment	33,087	–	–	33,087

Total Investments	$5,308,181	$–	$–	$5,308,181

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – 26.6%
Advertising – 0.1%
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$25,368
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,603

		50,971

Aerospace & Defense – 0.4%
Boeing Co.:
0.95%, 5/15/2018	25,000	24,928
2.60%, 10/30/2025	35,000	35,483
L-3 Communications Corp. 4.95%, 2/15/2021	25,000	26,309
Lockheed Martin Corp.:
3.60%, 3/1/2035	50,000	48,004
4.70%, 5/15/2046	35,000	38,967
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	28,177
Raytheon Co. 3.13%, 10/15/2020	25,000	26,542
United Technologies Corp.:
1.80%, 6/1/2017	25,000	25,162
6.13%, 2/1/2019	25,000	28,168
6.13%, 7/15/2038	50,000	64,610

		346,350

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	50,000	51,495
4.00%, 1/31/2024	25,000	27,550
4.50%, 5/2/2043	25,000	26,925
Philip Morris International, Inc.:
1.88%, 1/15/2019	50,000	50,735
2.75%, 2/25/2026	25,000	25,395
4.13%, 3/4/2043	25,000	25,889
4.50%, 3/26/2020	25,000	27,680
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,448
5.70%, 8/15/2035	25,000	29,384

		290,501

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	23,546	23,634
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,706

		49,340

Auto Manufacturers – 0.5%
American Honda Finance Corp.:
2.45%, 9/24/2020	25,000	25,580
Series MTN, 2.25%, 8/15/2019	25,000	25,477
Ford Motor Co. 4.75%, 1/15/2043	50,000	49,921
Ford Motor Credit Co. LLC 6.63%, 8/15/2017	100,000	105,892
General Motors Co.:
3.50%, 10/2/2018	25,000	25,488
6.75%, 4/1/2046	25,000	28,293
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	35,098
3.20%, 7/13/2020	25,000	24,794
4.00%, 1/15/2025	35,000	33,779
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	25,939
Series MTN, 1.70%, 2/19/2019	25,000	25,200
Series MTN, 2.10%, 1/17/2019	50,000	50,934

		456,395

Auto Parts & Equipment – 0.1%
Delphi Automotive PLC 4.25%, 1/15/2026	25,000	25,924
Johnson Controls, Inc.:
1.40%, 11/2/2017	25,000	24,965
3.63%, 7/2/2024	25,000	25,157

		76,046

Banks – 5.7%
Abbey National Treasury Services PLC 3.05%, 8/23/2018	25,000	25,677
Bank of America Corp.:
5.63%, 7/1/2020	50,000	56,096
5.70%, 1/24/2022	50,000	57,275
Series L, 2.60%, 1/15/2019	50,000	50,801
Series L, 2.65%, 4/1/2019	50,000	50,831
Series L, 3.95%, 4/21/2025	50,000	49,608
Series MTN, 4.00%, 4/1/2024	50,000	52,322
Series MTN, 4.13%, 1/22/2024	25,000	26,349
Series MTN, 4.20%, 8/26/2024	50,000	50,763
Series MTN, 4.25%, 10/22/2026	75,000	76,058
Series MTN, 4.88%, 4/1/2044	50,000	53,970
Series MTN, 5.00%, 5/13/2021	50,000	55,392
Bank of Montreal:
1.40%, 4/10/2018	25,000	24,946
Series MTN, 1.45%, 4/9/2018	25,000	24,971

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	$100,000	$101,286
Series MTN, 2.20%, 3/4/2019	25,000	25,369
Bank of Nova Scotia:
1.30%, 7/21/2017	50,000	50,007
2.35%, 10/21/2020	100,000	100,616
Barclays Bank PLC 5.14%, 10/14/2020	100,000	106,361
BB&T Corp.:
2.25%, 2/1/2019	25,000	25,432
Series MTN, 2.63%, 6/29/2020	50,000	51,026
BNP Paribas SA:
5.00%, 1/15/2021	25,000	27,915
Series MTN, 2.70%, 8/20/2018	50,000	51,001
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,049
6.75%, 9/15/2017	25,000	26,718
Citigroup, Inc.:
1.55%, 8/14/2017	50,000	49,974
2.50%, 9/26/2018	50,000	50,654
2.55%, 4/8/2019	50,000	50,705
3.75%, 6/16/2024	25,000	25,831
4.30%, 11/20/2026	50,000	50,066
4.45%, 9/29/2027	50,000	49,982
5.30%, 5/6/2044	50,000	52,170
Cooperatieve Rabobank UA 4.50%, 1/11/2021	50,000	55,003
Cooperative Rabobank UA 3.88%, 2/8/2022	50,000	53,560
Credit Suisse AG:
5.30%, 8/13/2019	100,000	109,780
6.00%, 2/15/2018	25,000	26,667
Deutsche Bank AG:
1.35%, 5/30/2017	25,000	24,817
2.50%, 2/13/2019	25,000	24,989
2.95%, 8/20/2020	50,000	49,680
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,184
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	25,000	25,276
2.63%, 1/31/2019	50,000	50,792
2.88%, 2/25/2021	25,000	25,426
2.90%, 7/19/2018	50,000	51,064
3.50%, 1/23/2025	100,000	100,485
3.63%, 1/22/2023	25,000	25,747
4.00%, 3/3/2024	50,000	52,301
5.95%, 1/15/2027	50,000	56,440
Series MTN, 4.80%, 7/8/2044	50,000	52,279
HSBC Holdings PLC 5.10%, 4/5/2021	50,000	55,079
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	99,800
Huntington Bancshares, Inc. 2.60%, 8/2/2018	50,000	50,450
International Finance Corp.:
1.00%, 4/24/2017	50,000	50,130
1.75%, 9/16/2019	25,000	25,493
JPMorgan Chase & Co.:
1.63%, 5/15/2018	50,000	50,059
2.35%, 1/28/2019	50,000	50,940
3.38%, 5/1/2023	75,000	74,956
3.88%, 2/1/2024	50,000	53,090
4.13%, 12/15/2026	50,000	51,710
4.85%, 2/1/2044	50,000	56,547
4.95%, 6/1/2045	50,000	52,708
5.40%, 1/6/2042	50,000	59,297
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,039
Series MTN, 2.90%, 9/15/2020	50,000	50,402
KFW:
0.88%, 12/15/2017	75,000	74,986
1.00%, 6/11/2018	25,000	24,997
1.88%, 4/1/2019	25,000	25,565
2.00%, 5/2/2025	100,000	100,125
2.13%, 1/17/2023	100,000	102,377
2.50%, 11/20/2024	50,000	52,133
2.63%, 1/25/2022	50,000	52,756
4.50%, 7/16/2018	75,000	80,931
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	50,000	50,058
2.25%, 10/1/2021	50,000	51,712
Morgan Stanley:
2.13%, 4/25/2018	25,000	25,139
2.80%, 6/16/2020	50,000	50,942
3.75%, 2/25/2023	50,000	51,960
3.95%, 4/23/2027	25,000	24,814
Series GMTN, 4.35%, 9/8/2026	50,000	51,334
Series GMTN, 2.38%, 7/23/2019	50,000	50,412
Series GMTN, 2.45%, 2/1/2019	50,000	50,608
Series GMTN, 3.88%, 1/27/2026	50,000	51,950
Series MTN, 2.20%, 12/7/2018	50,000	50,275
Oesterreichische Kontrollbank AG:
1.13%, 5/29/2018	50,000	50,084
1.63%, 3/12/2019	25,000	25,317
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	50,000	52,150
PNC Funding Corp. 3.30%, 3/8/2022	50,000	52,144
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,102
Royal Bank of Canada:
2.30%, 3/22/2021	25,000	25,316
2.50%, 1/19/2021	50,000	50,777
Series CB8, 1.20%, 9/19/2017	50,000	49,997
Series MTN, 1.50%, 1/16/2018	50,000	49,966
Santander Holdings USA, Inc. 4.50%, 7/17/2025	50,000	50,990

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Santander UK Group Holdings PLC 2.88%, 10/16/2020	$100,000	$99,569
SunTrust Banks, Inc. 2.35%, 11/1/2018	25,000	25,159
Toronto-Dominion Bank:
Series GMTN, 1.13%, 5/2/2017	25,000	24,983
Series GMTN, 2.50%, 12/14/2020	50,000	50,987
Series MTN, 1.95%, 1/22/2019	50,000	50,402
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,439
Series MTN, 3.60%, 9/11/2024	25,000	26,038
Wells Fargo & Co.:
2.15%, 1/15/2019	25,000	25,431
2.50%, 3/4/2021	50,000	50,610
4.13%, 8/15/2023	25,000	26,534
4.48%, 1/16/2024	25,000	27,040
5.61%, 1/15/2044	50,000	57,324
Series GMTN, 4.30%, 7/22/2027	50,000	52,825
Series MTN, 3.00%, 1/22/2021	50,000	51,683
Series MTN, 3.55%, 9/29/2025	50,000	52,325
Wells Fargo Capital 5.95%, 12/1/2086	25,000	25,506
Westpac Banking Corp.:
1.55%, 5/25/2018	100,000	99,813
2.25%, 1/17/2019	25,000	25,281

		5,492,277

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/1/2019	25,000	25,501
2.65%, 2/1/2021	30,000	30,815
3.30%, 2/1/2023	50,000	52,035
3.65%, 2/1/2026	50,000	52,544
4.70%, 2/1/2036	75,000	81,171
4.90%, 2/1/2046	50,000	56,049
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	50,269
3.75%, 7/15/2042	50,000	46,891
Coca-Cola Co.:
1.15%, 4/1/2018	25,000	25,129
1.65%, 11/1/2018	25,000	25,453
3.20%, 11/1/2023	25,000	26,766
Diageo Capital PLC:
1.50%, 5/11/2017	25,000	25,113
2.63%, 4/29/2023	25,000	25,315
Dr Pepper Snapple Group, Inc. 2.00%, 1/15/2020	25,000	24,848
PepsiCo, Inc.:
1.50%, 2/22/2019	35,000	35,402
1.85%, 4/30/2020	25,000	25,322
2.85%, 2/24/2026	35,000	35,851
3.60%, 3/1/2024	25,000	27,339
4.45%, 4/14/2046	25,000	27,821
4.60%, 7/17/2045	25,000	28,244

		727,878

Biotechnology – 0.3%
Amgen, Inc.:
2.13%, 5/15/2017	50,000	50,548
6.38%, 6/1/2037	50,000	62,233
Biogen, Inc. 2.90%, 9/15/2020	25,000	25,678
Celgene Corp.:
2.88%, 8/15/2020	25,000	25,640
3.63%, 5/15/2024	25,000	25,851
3.88%, 8/15/2025	25,000	26,157
Gilead Sciences, Inc.:
3.65%, 3/1/2026	35,000	37,187
4.40%, 12/1/2021	25,000	27,852
4.50%, 2/1/2045	25,000	26,405
4.75%, 3/1/2046	25,000	27,398

		334,949

Chemicals – 0.5%
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,544
CF Industries, Inc. 3.45%, 6/1/2023	25,000	24,023
Dow Chemical Co.:
3.00%, 11/15/2022	25,000	25,353
4.25%, 11/15/2020	25,000	27,064
4.25%, 10/1/2034	50,000	48,502
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	25,345
Ecolab, Inc. 4.35%, 12/8/2021	25,000	27,427
EI du Pont de Nemours & Co.:
3.63%, 1/15/2021	25,000	26,602
6.00%, 7/15/2018	25,000	27,498
Lubrizol Corp. 8.88%, 2/1/2019	25,000	29,737
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	22,156
Monsanto Co.:
3.60%, 7/15/2042	50,000	40,383
4.70%, 7/15/2064	25,000	21,404
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,199
Praxair, Inc.:
3.20%, 1/30/2026	25,000	26,343
3.55%, 11/7/2042	25,000	23,323

		445,903

Commercial Services – 0.1%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,507
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	24,582
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	54,123

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Commercial Services – (continued)
Western Union Co 3.35%, 5/22/2019	$25,000	$25,361

		124,573

Diversified Financial Services – 1.0%
Air Lease Corp. 4.25%, 9/15/2024	25,000	24,505
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,517
Series GMTN, 2.25%, 8/15/2019	50,000	50,559
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	51,726
Bear Stearns Cos. LLC 6.40%, 10/2/2017	50,000	53,497
BlackRock, Inc. 3.50%, 3/18/2024	25,000	26,179
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	64,289
Discover Financial Services 3.85%, 11/21/2022	50,000	49,401
General Electric Co.:
3.45%, 5/15/2024	50,000	53,989
4.65%, 10/17/2021	50,000	57,042
5.30%, 2/11/2021	25,000	28,983
Series GMTN, 2.30%, 1/14/2019	25,000	25,845
Series GMTN, 5.63%, 9/15/2017	50,000	53,417
Series MTN, 5.88%, 1/14/2038	50,000	65,363
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	28,641
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	25,000	25,534
Invesco Finance PLC 3.75%, 1/15/2026	50,000	51,719
National Rural Utilities Cooperative Finance Corp. 4.75%, 4/30/2043(a)	75,000	72,000
Synchrony Financial 1.88%, 8/15/2017	25,000	24,894
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	25,000	27,963
Visa, Inc. 1.20%, 12/14/2017	100,000	100,525

		986,588

Electric – 1.5%
Alabama Power Co. 3.85%, 12/1/2042	75,000	73,645
Appalachian Power Co. 4.40%, 5/15/2044	25,000	24,959
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	64,596
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017	50,000	50,034
Consolidated Edison Co. of New York, Inc. Series 06-B, 6.20%, 6/15/2036	25,000	31,407
DTE Energy Co. 2.40%, 12/1/2019	25,000	25,270
Duke Energy Carolinas LLC 4.25%, 12/15/2041	50,000	53,373
Duke Energy Corp. 1.63%, 8/15/2017	50,000	50,045
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	67,009
Entergy Corp. 4.00%, 7/15/2022	50,000	52,700
Exelon Corp.:
3.95%, 6/15/2025(b)	50,000	51,779
5.10%, 6/15/2045(b)	50,000	53,874
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	26,400
4.05%, 10/1/2044	50,000	52,944
Hydro-Quebec 1.38%, 6/19/2017	50,000	50,293
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	65,039
NiSource Finance Corp. 6.80%, 1/15/2019	25,000	27,866
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	50,000	68,924
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	50,000	51,849
6.05%, 3/1/2034	50,000	63,689
PPL Capital Funding, Inc. 3.50%, 12/1/2022	75,000	77,899
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	26,275
Public Service Electric & Gas Co. 3.65%, 9/1/2042	50,000	48,836
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	63,838
Southern California Edison Co. Series 13-A, 3.90%, 3/15/2043	50,000	50,245
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	51,777
Virginia Electric & Power Co. 3.45%, 2/15/2024	50,000	52,098
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	25,905

		1,402,568

Electrical Components & Equipment – 0.0%(c)
Emerson Electric Co. 2.63%, 2/15/2023	25,000	25,153

Electronics – 0.1%
Corning, Inc. 5.75%, 8/15/2040	25,000	27,214
Honeywell International, Inc. 5.30%, 3/1/2018	25,000	26,991
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	50,000	49,966
4.15%, 2/1/2024	25,000	26,357

		130,528

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Environmental Control – 0.1%
Republic Services, Inc. 3.55%, 6/1/2022	$25,000	$26,355
Waste Management, Inc. 3.50%, 5/15/2024	25,000	26,186

		52,541

Food – 0.4%
ConAgra Foods, Inc. 1.90%, 1/25/2018	25,000	25,072
General Mills, Inc. 2.20%, 10/21/2019	25,000	25,416
Hershey Co. 3.20%, 8/21/2025	25,000	26,143
JM Smucker Co. 2.50%, 3/15/2020	25,000	25,276
Kellogg Co. 4.15%, 11/15/2019	25,000	26,854
Kraft Heinz Foods Co.:
3.95%, 7/15/2025(b)	50,000	53,190
6.13%, 8/23/2018	25,000	27,468
6.88%, 1/26/2039	50,000	63,632
Kroger Co. 3.85%, 8/1/2023	75,000	80,607
Mondelez International, Inc. 4.00%, 2/1/2024	25,000	26,835
Sysco Corp.:
3.75%, 10/1/2025	5,000	5,266
4.85%, 10/1/2045	5,000	5,367
Tyson Foods, Inc. 4.50%, 6/15/2022	25,000	27,306

		418,432

Forest Products & Paper – 0.1%
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,090
International Paper Co. 3.65%, 6/15/2024	25,000	25,460

		59,550

Gas – 0.3%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,986
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	25,360
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	108,199
Dominion Gas Holdings LLC:
3.60%, 12/15/2024	50,000	51,158
4.80%, 11/1/2043	25,000	25,150
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,041
3.20%, 6/15/2025	50,000	52,244

		315,138

Hand & Machine Tools – 0.1%
Stanley Black & Decker, Inc. 5.75%, 12/15/2053(a)	50,000	51,250

Health Care Products – 0.3%
Baxter International, Inc. 3.20%, 6/15/2023	25,000	24,299
Becton Dickinson and Co. 2.68%, 12/15/2019	50,000	51,081
Boston Scientific Corp. 2.65%, 10/1/2018	25,000	25,401
Covidien International Finance SA 3.20%, 6/15/2022	50,000	52,329
Danaher Corp. 2.40%, 9/15/2020	25,000	25,802
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	25,092
4.38%, 3/15/2035	25,000	27,070
4.63%, 3/15/2045	25,000	27,941
5.55%, 3/15/2040	25,000	29,812
Stryker Corp. 3.38%, 11/1/2025	25,000	25,648
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	25,000	25,275

		339,750

Health Care Services – 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,303
4.13%, 11/15/2042	25,000	24,079
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,136
3.50%, 8/15/2024	25,000	25,169
Cigna Corp. 5.38%, 2/15/2042	50,000	55,683
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	26,623
Humana, Inc. 2.63%, 10/1/2019	25,000	25,343
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	25,000	25,107
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	25,069
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,350
4.70%, 3/30/2045	25,000	24,192
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	25,199
1.90%, 7/16/2018	25,000	25,316
2.70%, 7/15/2020	5,000	5,183
2.88%, 3/15/2022	25,000	25,891
3.75%, 7/15/2025	5,000	5,393
4.63%, 7/15/2035	25,000	27,836
4.75%, 7/15/2045	5,000	5,747
6.88%, 2/15/2038	25,000	35,364

		487,983

Holding Companies-Divers – 0.0%(c)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	24,810

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	25,387

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Household Products – (continued)
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	$25,000	$24,421
Procter & Gamble Co. 5.80%, 8/15/2034	50,000	64,610

		114,418

Household Products & Wares – 0.1%
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	25,165
2.15%, 8/15/2020	25,000	25,486
2.75%, 2/15/2026	25,000	25,535

		76,186

Insurance – 0.8%
Allstate Corp. 5.75%, 8/15/2053(a)	25,000	25,250
American International Group, Inc.:
2.30%, 7/16/2019	25,000	25,204
4.88%, 6/1/2022	50,000	54,777
Aon PLC 4.45%, 5/24/2043	25,000	23,642
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/2017	25,000	25,156
1.70%, 3/15/2019	5,000	5,085
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	5,000	5,105
3.00%, 2/11/2023	25,000	25,809
3.13%, 3/15/2026	5,000	5,153
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	25,782
4.35%, 11/3/2045	25,000	26,900
CNA Financial Corp. 4.50%, 3/1/2026	25,000	25,226
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,473
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,904
Lincoln National Corp. 6.30%, 10/9/2037	50,000	56,303
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	25,544
Series MTN, 2.55%, 10/15/2018	25,000	25,425
MetLife, Inc.:
1.76%, 12/15/2017	25,000	25,072
Series D, 4.37%, 9/15/2023	50,000	54,579
Principal Financial Group, Inc. 4.70%, 5/15/2055(a)	25,000	24,063
Progressive Corp. 3.75%, 8/23/2021	50,000	53,639
Prudential Financial, Inc.:
6.63%, 6/21/2040	25,000	30,625
Series MTN, 3.50%, 5/15/2024	50,000	50,585
Travelers Cos., Inc. 6.25%, 6/15/2037	25,000	33,161
XLIT, Ltd. 5.50%, 3/31/2045	25,000	24,260

		729,722

Internet – 0.1%
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	25,316
eBay, Inc. 3.45%, 8/1/2024	25,000	24,583

		49,899

Iron/Steel – 0.1%
Nucor Corp. 4.00%, 8/1/2023	25,000	25,646
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	21,281
8.25%, 1/17/2034	25,000	22,906

		69,833

IT Services – 0.6%
Apple, Inc.:
1.05%, 5/5/2017	25,000	25,071
1.55%, 2/7/2020	25,000	25,031
1.70%, 2/22/2019	35,000	35,480
2.40%, 5/3/2023	25,000	25,107
2.85%, 5/6/2021	25,000	26,140
3.85%, 5/4/2043	25,000	24,221
4.38%, 5/13/2045	75,000	78,746
4.65%, 2/23/2046	25,000	27,290
EMC Corp. 1.88%, 6/1/2018	25,000	24,394
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018(b)	20,000	20,312
3.60%, 10/15/2020(b)	10,000	10,364
4.90%, 10/15/2025(b)	20,000	20,520
6.20%, 10/15/2035(b)	10,000	9,822
6.35%, 10/15/2045(b)	10,000	9,829
HP, Inc. 4.05%, 9/15/2022	25,000	25,488
International Business Machines Corp.:
2.88%, 11/9/2022	100,000	103,274
3.63%, 2/12/2024	50,000	53,719
5.88%, 11/29/2032	25,000	31,536
Seagate HDD Cayman 4.75%, 6/1/2023	50,000	41,250

		617,594

Lodging – 0.1%
Marriott International, Inc. 2.88%, 3/1/2021	50,000	50,492
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	25,876

		76,368

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.30%, 3/1/2018	50,000	50,087
Series MTN, 3.75%, 11/24/2023	25,000	26,795

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Machinery, Construction & Mining – (continued)
Caterpillar, Inc. 4.75%, 5/15/2064	$25,000	$25,918

		102,800

Machinery-diversified – 0.1%
Deere & Co. 2.60%, 6/8/2022	25,000	25,432
John Deere Capital Corp.:
Series MTN, 1.95%, 1/8/2019	50,000	50,519
Series MTN, 2.38%, 7/14/2020	25,000	25,469
Series MTN, 3.40%, 9/11/2025	25,000	26,207

		127,627

Media – 1.0%
21st Century Fox America, Inc.:
4.00%, 10/1/2023	25,000	26,870
5.40%, 10/1/2043	25,000	27,644
7.25%, 5/18/2018	25,000	27,813
CBS Corp. 2.30%, 8/15/2019	25,000	25,146
CCO Safari II LLC:
3.58%, 7/23/2020(b)	15,000	15,278
4.91%, 7/23/2025(b)	50,000	52,861
6.48%, 10/23/2045(b)	10,000	11,137
Comcast Corp.:
2.75%, 3/1/2023	25,000	25,803
3.60%, 3/1/2024	25,000	27,012
4.25%, 1/15/2033	50,000	52,835
4.65%, 7/15/2042	25,000	27,757
Discovery Communications LLC 3.25%, 4/1/2023	25,000	23,742
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	56,694
6.40%, 4/30/2040	50,000	66,012
Thomson Reuters Corp. 3.85%, 9/29/2024	25,000	25,832
Time Warner Cable, Inc.:
4.00%, 9/1/2021	25,000	26,180
5.50%, 9/1/2041	25,000	24,965
5.88%, 11/15/2040	50,000	51,736
6.75%, 7/1/2018	25,000	27,402
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	25,548
4.65%, 6/1/2044	25,000	24,536
4.85%, 7/15/2045	50,000	50,934
6.50%, 11/15/2036	50,000	57,742
Viacom, Inc.:
2.20%, 4/1/2019	25,000	24,881
4.38%, 3/15/2043	25,000	19,576
4.88%, 6/15/2043	25,000	20,223
Walt Disney Co.:
3.00%, 2/13/2026	50,000	52,872
Series GMTN, 3.15%, 9/17/2025	25,000	26,789
Series MTN, 1.10%, 12/1/2017	25,000	25,083
Series MTN, 5.50%, 3/15/2019	25,000	28,123

		979,026

Metal Fabricate & Hardware – 0.0%(c)
Precision Castparts Corp. 2.50%, 1/15/2023	25,000	25,039

Mining – 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	21,131
Barrick North America Finance LLC 4.40%, 5/30/2021	25,000	25,453
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	25,000	22,478
Newmont Mining Corp. 3.50%, 3/15/2022	25,000	24,791
Rio Tinto Finance USA PLC:
2.25%, 12/14/2018	25,000	24,975
3.50%, 3/22/2022	25,000	24,857
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	50,000	48,953
Southern Copper Corp. 5.88%, 4/23/2045	7,000	6,151

		198,789

Miscellaneous Manufacturer – 0.3%
3M Co. Series MTN, 1.63%, 6/15/2019	25,000	25,321
Eaton Corp. 1.50%, 11/2/2017	25,000	24,965
General Electric Co. 4.50%, 3/11/2044	50,000	55,623
Illinois Tool Works, Inc. 1.95%, 3/1/2019	25,000	25,359
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	25,000	27,644
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	52,415
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	51,913

		263,240

Multi-National – 1.4%
African Development Bank:
Series 451, 0.88%, 3/15/2018	50,000	49,951
Series GDIF, 0.88%, 5/15/2017	25,000	25,023
Asian Development Bank:
1.75%, 9/11/2018	50,000	50,961
2.13%, 11/24/2021	75,000	77,212
Council of Europe Development Bank 1.13%, 5/31/2018	25,000	25,058
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	50,049
1.63%, 11/15/2018	25,000	25,405

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Multi-National – (continued)
European Investment Bank:
0.88%, 4/18/2017	$50,000	$50,048
1.00%, 6/15/2018	50,000	49,983
1.13%, 8/15/2018	75,000	75,219
1.75%, 6/17/2019	25,000	25,451
1.88%, 3/15/2019	50,000	51,069
1.88%, 2/10/2025	100,000	99,112
2.13%, 10/15/2021	50,000	51,341
2.50%, 4/15/2021	50,000	52,373
2.50%, 10/15/2024	25,000	26,106
Series MTN, 1.25%, 5/15/2019	100,000	100,291
Inter-American Development Bank:
1.13%, 8/28/2018	50,000	50,213
1.25%, 1/16/2018	25,000	25,161
1.25%, 10/15/2019	100,000	100,088
1.88%, 6/16/2020	35,000	35,741
2.13%, 11/9/2020	25,000	25,797
International Bank for Reconstruction & Development:
1.00%, 10/5/2018	100,000	100,063
2.13%, 11/1/2020	25,000	25,806
Series GDIF, 2.50%, 11/25/2024	50,000	52,197
Series GDIF, 2.50%, 7/29/2025	50,000	52,094
Series GMTN, 4.75%, 2/15/2035	25,000	32,190

		1,384,002

Oil & Gas – 1.7%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	44,684
6.20%, 3/15/2040	25,000	24,153
Apache Corp. 6.00%, 1/15/2037	50,000	49,642
BP Capital Markets PLC:
1.38%, 5/10/2018	25,000	24,838
1.67%, 2/13/2018	25,000	25,016
2.24%, 5/10/2019	25,000	25,241
3.81%, 2/10/2024	25,000	26,087
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	25,000	23,000
3.90%, 2/1/2025	25,000	22,453
Chevron Corp.:
1.72%, 6/24/2018	25,000	25,200
2.42%, 11/17/2020	75,000	76,829
3.19%, 6/24/2023	25,000	25,722
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	48,826
5.75%, 2/1/2019	25,000	27,090
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	55,772
Devon Energy Corp. 3.25%, 5/15/2022	50,000	41,750
Ecopetrol SA 7.38%, 9/18/2043	50,000	45,750
EOG Resources, Inc. 3.90%, 4/1/2035	25,000	22,622
Exxon Mobil Corp. 1.31%, 3/6/2018	25,000	25,103
Hess Corp. 5.60%, 2/15/2041	25,000	22,213
Marathon Oil Corp. 2.80%, 11/1/2022	25,000	20,500
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	45,519
Nexen Energy ULC 5.88%, 3/10/2035	100,000	109,715
Noble Energy, Inc. 5.25%, 11/15/2043	25,000	21,553
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	25,000	26,996
Petro-Canada 5.35%, 7/15/2033	25,000	23,753
Petroleos Mexicanos:
2.46%, 12/15/2025	25,000	25,560
3.50%, 7/18/2018	25,000	25,123
3.50%, 1/30/2023	25,000	22,684
4.25%, 1/15/2025	25,000	23,166
5.50%, 2/4/2019(b)	50,000	52,301
5.50%, 6/27/2044	25,000	20,725
6.38%, 1/23/2045	100,000	92,868
Phillips 66 4.30%, 4/1/2022	35,000	37,270
Shell International Finance B.V.:
4.30%, 9/22/2019	25,000	27,082
4.38%, 5/11/2045	100,000	100,240
5.50%, 3/25/2040	25,000	28,013
Statoil ASA:
1.95%, 11/8/2018	25,000	25,198
2.65%, 1/15/2024	75,000	73,014
3.70%, 3/1/2024	25,000	26,074
Suncor Energy, Inc. 3.60%, 12/1/2024	25,000	24,753
Total Capital International SA 3.75%, 4/10/2024	25,000	26,266
Total Capital SA 2.13%, 8/10/2018	25,000	25,338
Valero Energy Corp. 6.13%, 2/1/2020	25,000	27,233
XTO Energy, Inc. 6.75%, 8/1/2037	25,000	34,981

		1,647,916

Oil & Gas Services – 0.2%
Baker Hughes, Inc. 3.20%, 8/15/2021	25,000	25,346
Halliburton Co.:
5.00%, 11/15/2045	35,000	34,152
7.45%, 9/15/2039	25,000	30,959
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	63,344

		153,801

Pharmaceuticals – 1.3%
Abbott Laboratories 2.95%, 3/15/2025	25,000	25,223

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – (continued)
AbbVie, Inc.:
1.75%, 11/6/2017	$25,000	$25,103
2.50%, 5/14/2020	25,000	25,378
2.90%, 11/6/2022	25,000	25,289
4.40%, 11/6/2042	50,000	50,547
4.50%, 5/14/2035	50,000	51,856
Actavis Funding SCS:
2.35%, 3/12/2018	25,000	25,291
3.00%, 3/12/2020	25,000	25,591
3.80%, 3/15/2025	25,000	25,970
3.85%, 6/15/2024	50,000	52,216
4.75%, 3/15/2045	25,000	26,328
Actavis, Inc. 1.88%, 10/1/2017	25,000	25,106
AstraZeneca PLC:
3.38%, 11/16/2025	35,000	36,226
4.00%, 9/18/2042	25,000	25,162
Baxalta, Inc.:
2.88%, 6/23/2020(b)	25,000	24,869
4.00%, 6/23/2025(b)	25,000	25,446
Bristol-Myers Squibb Co. 1.75%, 3/1/2019	25,000	25,382
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	25,078
Eli Lilly & Co. 5.55%, 3/15/2037	25,000	30,624
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,065
3.30%, 2/25/2021	25,000	25,608
6.13%, 11/15/2041	25,000	27,833
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,826
4.20%, 3/18/2043	25,000	26,853
Johnson & Johnson:
3.38%, 12/5/2023	25,000	27,559
5.55%, 8/15/2017	25,000	26,586
McKesson Corp.:
2.28%, 3/15/2019	25,000	25,227
2.85%, 3/15/2023	25,000	24,713
Merck & Co., Inc.:
2.40%, 9/15/2022	25,000	25,497
3.60%, 9/15/2042	25,000	24,957
3.70%, 2/10/2045	50,000	50,614
Novartis Capital Corp.:
3.40%, 5/6/2024	25,000	26,803
4.00%, 11/20/2045	50,000	53,494
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	27,625
Pfizer, Inc. 3.40%, 5/15/2024	25,000	26,770
Sanofi 4.00%, 3/29/2021	25,000	27,419
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,899
Wyeth LLC:
5.45%, 4/1/2017	50,000	52,266
6.00%, 2/15/2036	25,000	31,570
Zoetis, Inc. 4.70%, 2/1/2043	25,000	23,337

		1,207,206

Pipelines – 0.7%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	25,125
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	23,523
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	25,000	22,824
5.15%, 2/1/2043	25,000	19,408
6.70%, 7/1/2018	50,000	51,875
Enterprise Products Operating LLC:
4.85%, 3/15/2044	50,000	46,667
Series N, 6.50%, 1/31/2019	25,000	27,632
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	24,090
5.40%, 9/1/2044	25,000	21,570
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,487
4.30%, 6/1/2025	50,000	47,329
5.05%, 2/15/2046	50,000	42,159
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	53,835
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	22,250
Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/1/2024	25,000	21,422
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	25,151
Sunoco Logistics Partners Operations L.P. 5.35%, 5/15/2045	25,000	20,810
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	50,000	47,173
6.35%, 5/15/2067(a)	25,000	16,875
7.63%, 1/15/2039	25,000	30,507
Williams Partners L.P.:
3.90%, 1/15/2025	50,000	40,000
5.25%, 3/15/2020	25,000	23,875

		678,587

Real Estate – 0.1%
Prologis L.P. 3.75%, 11/1/2025	50,000	51,983

Real Estate Investment Trusts – 0.7%
American Tower Corp.:
3.40%, 2/15/2019	25,000	25,671
3.50%, 1/31/2023	50,000	50,655
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	25,000	25,274
Boston Properties L.P. 3.85%, 2/1/2023	25,000	26,179
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	24,588

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
DDR Corp. 3.50%, 1/15/2021	$25,000	$25,312
Digital Realty Trust L.P. 3.95%, 7/1/2022	25,000	25,396
Duke Realty L.P. 3.88%, 2/15/2021	25,000	25,779
ERP Operating L.P. 2.38%, 7/1/2019	50,000	50,548
HCP, Inc.:
2.63%, 2/1/2020	25,000	24,638
3.88%, 8/15/2024	50,000	48,061
Hospitality Properties Trust 4.50%, 6/15/2023	25,000	24,720
Realty Income Corp. 4.13%, 10/15/2026	50,000	51,443
Simon Property Group L.P.:
2.15%, 9/15/2017	25,000	25,257
5.65%, 2/1/2020	25,000	28,226
Tanger Properties L.P. 3.88%, 12/1/2023	25,000	25,716
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	50,000	49,919
Welltower, Inc. 5.25%, 1/15/2022	50,000	54,484
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	26,438

		638,304

Retail – 1.0%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	24,992
AutoZone, Inc. 2.50%, 4/15/2021	25,000	24,933
Costco Wholesale Corp. 1.13%, 12/15/2017	25,000	25,091
CVS Health Corp.:
2.80%, 7/20/2020	20,000	20,737
3.38%, 8/12/2024	25,000	26,196
3.88%, 7/20/2025	20,000	21,569
4.00%, 12/5/2023	25,000	27,326
4.88%, 7/20/2035	45,000	50,103
5.13%, 7/20/2045	10,000	11,610
Dollar General Corp. 4.15%, 11/1/2025	25,000	26,216
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,599
2.25%, 9/10/2018	25,000	25,704
3.75%, 2/15/2024	25,000	27,588
4.25%, 4/1/2046	35,000	38,371
Kohl’s Corp. 5.55%, 7/17/2045	20,000	18,102
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	26,823
4.25%, 9/15/2044	25,000	26,881
4.38%, 9/15/2045	25,000	27,510
Macy’s Retail Holdings, Inc. 3.63%, 6/1/2024	25,000	24,294
McDonald’s Corp.:
1.88%, 5/29/2019	25,000	25,238
2.75%, 12/9/2020	25,000	25,835
Series GMTN, 5.80%, 10/15/2017	25,000	26,725
Series MTN, 3.70%, 1/30/2026	25,000	26,481
QVC, Inc. 5.45%, 8/15/2034	50,000	43,162
Starbucks Corp. 3.85%, 10/1/2023	25,000	27,515
Target Corp.:
2.30%, 6/26/2019	25,000	25,769
6.00%, 1/15/2018	25,000	27,183
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	25,000	25,104
1.95%, 12/15/2018	25,000	25,606
4.00%, 4/11/2043	25,000	26,522
4.88%, 7/8/2040	50,000	58,468
5.25%, 9/1/2035	25,000	30,686
6.20%, 4/15/2038	25,000	33,764
Walgreen Co. 3.10%, 9/15/2022	25,000	25,165
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	25,000	24,352

		977,220

Semiconductors – 0.2%
Applied Materials, Inc. 3.90%, 10/1/2025	25,000	26,570
Intel Corp.:
2.45%, 7/29/2020	50,000	51,670
3.30%, 10/1/2021	25,000	26,756
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,579
QUALCOMM, Inc. 2.25%, 5/20/2020	50,000	51,180
Texas Instruments, Inc. 2.75%, 3/12/2021	25,000	26,093

		206,848

Software – 0.5%
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,888
Fidelity National Information Services, Inc.:
3.63%, 10/15/2020	50,000	51,702
3.88%, 6/5/2024	25,000	24,862
Microsoft Corp.:
2.00%, 11/3/2020	50,000	51,224
3.63%, 12/15/2023	25,000	27,304
4.20%, 11/3/2035	65,000	69,419
4.45%, 11/3/2045	25,000	27,563
5.20%, 6/1/2039	50,000	59,852
Oracle Corp.:
2.25%, 10/8/2019	75,000	77,245
2.38%, 1/15/2019	25,000	25,848
2.50%, 5/15/2022	50,000	50,954
2.95%, 5/15/2025	10,000	10,241
3.90%, 5/15/2035	5,000	5,013
4.38%, 5/15/2055	10,000	10,027

		517,142

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Sovereign – 0.0%(c)
Svensk Exportkredit AB 1.75%, 5/30/2017	$25,000	$25,259

Telecommunications – 1.4%
AT&T, Inc.:
1.40%, 12/1/2017	50,000	50,009
2.30%, 3/11/2019	25,000	25,418
2.80%, 2/17/2021	25,000	25,556
3.60%, 2/17/2023	25,000	26,106
3.90%, 3/11/2024	25,000	26,388
4.45%, 4/1/2024	25,000	27,052
4.50%, 5/15/2035	50,000	49,178
4.80%, 6/15/2044	50,000	48,937
6.30%, 1/15/2038	50,000	57,472
BellSouth LLC 6.55%, 6/15/2034	50,000	55,616
Cisco Systems, Inc.:
1.40%, 2/28/2018	35,000	35,245
2.13%, 3/1/2019	25,000	25,664
3.00%, 6/15/2022	25,000	26,203
3.50%, 6/15/2025	25,000	27,207
3.63%, 3/4/2024	25,000	27,379
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	23,001
Orange SA 2.75%, 2/6/2019	25,000	25,751
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	34,936
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	111,519
Verizon Communications, Inc.:
3.50%, 11/1/2024	50,000	52,457
4.27%, 1/15/2036	28,000	27,747
4.40%, 11/1/2034	50,000	50,434
4.50%, 9/15/2020	50,000	55,197
4.52%, 9/15/2048	25,000	25,008
4.86%, 8/21/2046	50,000	52,979
5.05%, 3/15/2034	35,000	37,778
5.15%, 9/15/2023	50,000	57,696
6.40%, 9/15/2033	15,000	18,524
6.40%, 2/15/2038	25,000	29,845
6.55%, 9/15/2043	50,000	65,585
6.90%, 4/15/2038	15,000	19,110
Vodafone Group PLC:
1.50%, 2/19/2018	25,000	24,936
2.95%, 2/19/2023	25,000	24,778
4.38%, 2/19/2043	50,000	44,995

		1,315,706

Toys/Games/Hobbies – 0.0%(c)
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,988

Transportation – 0.4%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	25,000	27,073
4.45%, 3/15/2043	50,000	53,227
4.55%, 9/1/2044	25,000	27,034
Canadian National Railway Co. 2.95%, 11/21/2024	50,000	52,063
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	30,714
CSX Corp. 3.40%, 8/1/2024	25,000	25,869
FedEx Corp.:
4.00%, 1/15/2024	25,000	27,133
4.75%, 11/15/2045	25,000	26,384
Norfolk Southern Corp.:
3.00%, 4/1/2022	25,000	25,455
4.80%, 8/15/2043	25,000	27,020
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	25,000	24,946
Union Pacific Corp. 4.75%, 12/15/2043	25,000	27,868
United Parcel Service, Inc. 2.45%, 10/1/2022	50,000	51,808

		426,594

Trucking & Leasing – 0.1%
GATX Corp. 2.50%, 3/15/2019	50,000	49,836

Water – 0.0%(c)
American Water Capital Corp. 3.40%, 3/1/2025	25,000	26,337

TOTAL CORPORATE BONDS & NOTES (Cost $25,220,819)		25,451,744

FOREIGN GOVERNMENT OBLIGATIONS – 1.9%
Asian Development Bank 1.38%, 1/15/2019	75,000	75,636
Canada Government International Bond:
1.13%, 3/19/2018	75,000	75,456
1.63%, 2/27/2019	50,000	50,926
Export-Import Bank of Korea 5.13%, 6/29/2020	100,000	112,602
International Bank for Reconstruction & Development Series GDIF, 1.38%, 4/10/2018	100,000	100,856
Korea International Bond 7.13%, 4/16/2019	100,000	116,127
Mexico Government International Bond:
3.63%, 3/15/2022	100,000	103,291
6.05%, 1/11/2040	30,000	35,280
3.50%, 1/21/2021	100,000	103,823
4.75%, 3/8/2044	50,000	50,075
Panama Government International Bond 6.70%, 1/26/2036	50,000	64,278
Peruvian Government International Bond:
4.13%, 8/25/2027	50,000	52,560
5.63%, 11/18/2050	50,000	56,558
Philippine Government International Bond 7.75%, 1/14/2031	100,000	152,125

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Poland Government International Bond 5.00%, 3/23/2022	$50,000	$55,957
Province of British Columbia Canada 2.65%, 9/22/2021	50,000	52,774
Province of Manitoba Canada 1.13%, 6/1/2018	25,000	25,011
Province of Ontario Canada:
1.10%, 10/25/2017	50,000	50,027
2.50%, 9/10/2021	25,000	25,874
4.40%, 4/14/2020	50,000	55,551
Province of Quebec Canada:
2.63%, 2/13/2023	50,000	51,678
2.75%, 8/25/2021	50,000	52,466
South Africa Government International Bond 6.88%, 5/27/2019	100,000	110,158
Turkey Government International Bond:
6.75%, 4/3/2018	100,000	107,623
6.88%, 3/17/2036	50,000	58,992
Uruguay Government International Bond 5.10%, 6/18/2050	50,000	46,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,805,020)		1,842,204

U.S. GOVERNMENT AGENCY OBLIGATIONS – 31.2%
Federal Farm Credit Banks:
0.71%, 10/20/2017	100,000	99,875
3.50%, 12/20/2023	50,000	55,800
Federal Home Loan Bank:
1.88%, 3/8/2019	50,000	51,242
2.88%, 9/13/2024	50,000	52,999
Series 0000, 1.75%, 2/26/2021	150,000	150,139
Series 0000, 2.25%, 6/11/2021	75,000	77,611
Series 1, 0.88%, 5/24/2017	75,000	75,073
Series 1, 1.00%, 6/21/2017	100,000	100,243
Federal Home Loan Mortgage Corp.:
0.88%, 3/7/2018	75,000	75,147
1.00%, 6/29/2017	50,000	50,122
1.00%, 9/29/2017	100,000	100,217
1.25%, 8/1/2019	100,000	100,802
1.25%, 10/2/2019	75,000	75,563
2.38%, 1/13/2022	75,000	78,683
2.50%, 10/1/2029	82,162	84,411
2.50%, 1/1/2031	148,215	152,286
3.00%, 12/1/2030	196,573	205,661
3.00%, 6/1/2045	145,130	148,727
3.00%, 8/1/2045	291,792	299,024
3.50%, 11/1/2044	103,104	108,006
3.50%, 1/1/2045	132,055	138,356
3.50%, 7/1/2045	96,612	101,221
3.50%, 7/1/2045	96,787	101,719
3.50%, 10/1/2045	122,335	128,173
3.50%, 12/1/2045	198,098	207,550
3.50%, 12/1/2045	97,197	101,835
3.50%, 1/1/2046	173,963	182,243
4.00%, 4/1/2025	175,993	184,623
4.00%, 4/1/2042	76,734	82,164
4.00%, 6/1/2042	197,334	211,197
4.00%, 12/1/2044	117,554	125,496
4.00%, 4/1/2045	88,369	94,372
4.00%, 10/1/2045	194,115	207,300
4.50%, 5/1/2044	171,327	186,169
5.00%, 4/18/2017	100,000	104,459
5.00%, 7/1/2041	355,989	391,060
6.25%, 7/15/2032	35,000	51,257
Series K010, Class A1, 3.32%, 7/25/2020	47,568	48,914
Series K028, Class A2, 3.11%, 2/25/2023	100,000	106,995
Series K040, Class A2, 3.24%, 9/25/2024	75,000	80,687
TBA, 2.50%, 1/1/2031(d)	600,000	616,031
TBA, 3.00%, 1/1/2031(d)	500,000	522,734
TBA, 3.00%, 1/1/2046(d)	850,000	870,453
TBA, 3.50%, 1/1/2046(d)	1,000,000	1,047,031
TBA, 4.00%, 1/1/2046(d)	500,000	533,672
Federal National Mortgage Association:
0.75%, 4/20/2017	75,000	75,009
0.88%, 10/26/2017	75,000	75,134
0.88%, 5/21/2018	50,000	50,080
1.50%, 6/22/2020	100,000	101,111
1.75%, 9/14/2018	200,000	201,044
1.75%, 9/12/2019	75,000	76,871
2.00%, 5/16/2017	100,000	100,182
2.00%, 9/26/2017	75,000	75,517
2.50%, 2/1/2031	223,527	229,679
3.00%, 3/1/2028	100,000	100,178
3.00%, 10/1/2028	169,029	176,837
3.00%, 8/1/2029	88,279	92,278
3.00%, 6/1/2030	114,119	119,306
3.00%, 9/1/2030	92,186	96,376
3.00%, 11/1/2030	192,293	201,032
3.00%, 12/1/2030	119,314	124,736
3.00%, 7/1/2043	127,268	130,849
3.00%, 9/1/2045	121,858	125,104
3.00%, 11/1/2045	295,487	303,359
3.00%, 11/1/2045	172,259	176,847
3.00%, 12/1/2045	173,186	177,800
3.50%, 11/1/2025	90,439	95,644
3.50%, 1/1/2027	105,695	111,779
3.50%, 5/1/2029	101,157	106,976
3.50%, 10/1/2029	77,047	81,479
3.50%, 10/1/2044	81,193	85,177
3.50%, 1/1/2045	106,682	111,938
3.50%, 1/1/2045	132,293	138,784
3.50%, 5/1/2045	93,659	98,272
3.50%, 8/1/2045	120,157	126,076
3.50%, 8/1/2045	167,537	175,790
3.50%, 11/1/2045	122,643	128,685
3.50%, 12/1/2045	197,753	207,495
3.50%, 12/1/2045	197,451	207,178
4.00%, 8/1/2018	84,306	87,881

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
4.00%, 1/1/2019	$77,191	$80,369
4.00%, 9/1/2019	129,431	134,813
4.00%, 5/1/2020	83,789	87,342
4.00%, 3/1/2021	85,400	89,017
4.00%, 12/1/2040	121,223	129,873
4.00%, 10/1/2044	76,183	81,425
4.00%, 10/1/2044	63,517	67,887
4.00%, 3/1/2045	130,910	139,964
4.00%, 7/1/2045	119,065	127,300
4.00%, 9/1/2045	191,548	204,796
4.00%, 9/1/2045	119,158	127,400
4.00%, 9/1/2045	197,763	211,441
4.00%, 12/1/2045	123,841	132,406
4.50%, 4/1/2018	47,806	49,587
4.50%, 5/1/2020	57,204	59,335
4.50%, 12/1/2040	309,187	337,196
4.50%, 1/1/2042	143,529	156,552
4.50%, 9/1/2043	221,428	241,487
4.50%, 9/1/2043	71,311	77,604
4.50%, 11/1/2043	163,064	177,453
4.50%, 6/1/2044	198,129	215,618
5.00%, 7/1/2041	126,144	139,754
5.00%, 5/1/2042	122,395	135,600
5.00%, 1/1/2045	176,703	195,491
5.50%, 2/1/2037	67,368	75,454
5.50%, 4/1/2038	335,340	375,655
5.50%, 9/1/2040	100,134	112,179
5.50%, 9/1/2041	163,949	183,659
6.63%, 11/15/2030	50,000	74,479
7.25%, 5/15/2030	75,000	116,462
Series 0001, 1.00%, 9/27/2017	100,000	100,217
Series 2011-M5, Class A2, 2.94%, 7/25/2021	140,000	146,906
Series 2013-M12, Class APT, 2.40%, 3/25/2023(a)	43,327	43,819
TBA, 2.50%, 1/1/2031(d)	225,000	230,977
TBA, 3.00%, 1/1/2046(d)	1,100,000	1,128,531
TBA, 3.50%, 1/1/2046(d)	1,750,000	1,835,039
TBA, 4.00%, 1/1/2046(d)	1,000,000	1,068,594
Government National Mortgage Association:
3.00%, 12/20/2044	129,369	134,230
3.00%, 3/20/2045	69,688	72,301
3.00%, 4/20/2045	197,406	204,807
3.00%, 6/20/2045	95,768	99,359
3.00%, 7/20/2045	169,005	175,340
3.00%, 8/20/2045	145,368	150,818
3.50%, 5/20/2043	135,061	143,099
3.50%, 9/20/2043	94,129	99,731
3.50%, 10/20/2044	111,250	117,746
3.50%, 12/20/2044	78,000	82,554
3.50%, 3/20/2045	74,790	79,159
3.50%, 4/20/2045	187,337	198,280
3.50%, 6/20/2045	141,159	149,404
3.50%, 10/20/2045	149,977	158,738
4.00%, 4/15/2040	112,658	121,291
4.00%, 2/20/2042	48,495	51,986
4.00%, 7/20/2042	31,633	33,910
4.00%, 7/15/2044	124,474	133,282
4.00%, 8/20/2044	73,960	79,096
4.00%, 10/20/2044	92,992	99,449
4.00%, 5/15/2045	130,624	139,826
4.00%, 6/15/2045	299,312	320,398
4.00%, 8/20/2045	92,200	98,658
4.00%, 11/20/2045	300,196	321,222
4.50%, 1/20/2044	304,589	327,647
4.50%, 11/20/2044	111,069	119,365
4.50%, 12/20/2044	89,897	96,612
5.00%, 6/15/2040	87,783	98,076
5.00%, 10/15/2041	157,199	174,438
5.00%, 3/20/2044	153,260	168,578
5.50%, 10/20/2043	123,526	139,875
TBA, 3.00%, 1/1/2046(d)	1,000,000	1,036,406
TBA, 3.50%, 1/1/2046(d)	2,100,000	2,220,094
TBA, 4.50%, 1/1/2046(d)	200,000	217,328
Tennessee Valley Authority 3.50%, 12/15/2042	50,000	49,608

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,720,777)		29,944,217

U.S. TREASURY OBLIGATIONS – 37.2%
Treasury Bonds:
2.50%, 2/15/2045(e)	840,000	819,302
2.75%, 8/15/2042(e)	150,000	154,926
2.75%, 11/15/2042(e)	500,000	515,625
2.88%, 8/15/2045(e)	80,000	84,186
3.00%, 5/15/2042(e)	200,000	217,254
3.00%, 11/15/2044(e)	175,000	188,898
3.00%, 5/15/2045(e)	375,000	404,655
3.13%, 11/15/2041(e)	300,000	333,921
3.13%, 8/15/2044(e)	500,000	553,430
3.63%, 8/15/2043(e)	100,000	121,521
4.38%, 2/15/2038(e)	350,000	473,204
4.38%, 11/15/2039(e)	250,000	336,522
4.38%, 5/15/2040(e)	500,000	673,040
5.25%, 11/15/2028(e)	450,000	615,676
Treasury Notes:
0.50%, 4/30/2017(e)	250,000	249,657
0.50%, 7/31/2017(e)	750,000	748,155
0.63%, 5/31/2017(e)	350,000	349,787
0.63%, 6/30/2017(e)	300,000	299,820
0.63%, 7/31/2017(e)	250,000	249,785
0.63%, 8/31/2017(e)	1,000,000	998,800
0.63%, 11/30/2017(e)	500,000	499,170
0.75%, 6/30/2017(e)	250,000	250,250
0.75%, 1/31/2018(e)	200,000	200,056
0.75%, 3/31/2018(e)	250,000	249,980
0.75%, 4/15/2018(e)	200,000	199,938
0.88%, 11/15/2017(e)	750,000	751,912
0.88%, 1/15/2018(e)	250,000	250,635
0.88%, 7/15/2018(e)	350,000	350,620
0.88%, 10/15/2018(e)	500,000	500,845
1.00%, 2/15/2018(e)	500,000	502,355
1.00%, 5/31/2018(e)	500,000	502,365
1.00%, 8/15/2018(e)	300,000	301,422
1.00%, 9/15/2018(e)	100,000	100,487
1.00%, 8/31/2019(e)	500,000	500,725
1.00%, 9/30/2019(e)	750,000	750,698
1.13%, 6/15/2018(e)	150,000	151,146

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
1.13%, 1/15/2019(e)	$200,000	$201,578
1.13%, 4/30/2020(e)	100,000	100,161
1.25%, 12/15/2018(e)	750,000	758,528
1.25%, 1/31/2020(e)	250,000	251,752
1.25%, 3/31/2021(e)	200,000	200,180
1.38%, 9/30/2018(e)	100,000	101,428
1.38%, 2/28/2019(e)	500,000	507,355
1.38%, 2/29/2020(e)	500,000	505,610
1.38%, 4/30/2020(e)	350,000	353,672
1.38%, 5/31/2020(e)	500,000	505,095
1.38%, 8/31/2020(e)	200,000	201,920
1.38%, 9/30/2020(e)	550,000	554,669
1.38%, 10/31/2020(e)	1,100,000	1,109,009
1.38%, 1/31/2021(e)	500,000	503,655
1.50%, 12/31/2018(e)	750,000	763,567
1.50%, 5/31/2020(e)	300,000	304,563
1.50%, 1/31/2022(e)	500,000	502,615
1.63%, 8/31/2019(e)	800,000	817,432
1.63%, 12/31/2019(e)	750,000	765,953
1.63%, 6/30/2020(e)	75,000	76,498
1.63%, 7/31/2020(e)	100,000	101,992
1.63%, 2/15/2026(e)	375,000	369,623
1.75%, 10/31/2018(e)	500,000	512,060
1.75%, 10/31/2020(e)	650,000	666,133
1.75%, 2/28/2022(e)	300,000	305,622
1.75%, 3/31/2022(e)	250,000	254,495
1.75%, 4/30/2022(e)	300,000	305,244
1.75%, 1/31/2023(e)	800,000	811,144
1.75%, 5/15/2023(e)	250,000	253,467
1.88%, 9/30/2017(e)	750,000	763,005
1.88%, 10/31/2017(e)	500,000	509,010
1.88%, 5/31/2022(e)	100,000	102,477
1.88%, 8/31/2022(e)	150,000	153,515
2.00%, 2/28/2021(e)	750,000	777,330
2.00%, 5/31/2021(e)	350,000	362,726
2.00%, 8/31/2021(e)	300,000	310,506
2.00%, 11/15/2021(e)	500,000	517,140
2.00%, 7/31/2022(e)	100,000	103,142
2.00%, 2/15/2023(e)	500,000	515,275
2.00%, 2/15/2025(e)	625,000	638,425
2.00%, 8/15/2025(e)	800,000	815,424
2.13%, 8/31/2020(e)	500,000	520,635
2.13%, 6/30/2022(e)	150,000	155,854
2.13%, 12/31/2022(e)	650,000	675,188
2.13%, 5/15/2025(e)	300,000	309,282
2.25%, 11/15/2024(e)	75,000	78,216
2.25%, 11/15/2025(e)	400,000	416,336
2.63%, 8/15/2020(e)	150,000	159,428
2.63%, 11/15/2020(e)	250,000	265,958
2.75%, 2/15/2024(e)	100,000	108,288
4.00%, 8/15/2018(e)	250,000	269,533

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,925,300)		35,642,481

MUNICIPAL BONDS & NOTES – 0.8%
California – 0.4%
California, State General Obligation 7.50%, 4/1/2034	100,000	146,180
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	127,002
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	31,317
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	36,839
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	67,870

		409,208

Illinois – 0.1%
State of Illinois:
5.10%, 6/1/2033	50,000	46,757
5.67%, 3/1/2018	50,000	52,692

		99,449

New Jersey – 0.1%
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	50,000	71,964

New York – 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	31,987
New York, NY, Metropolitan Transportation Authority Revenue Series A2, 6.09%, 11/15/2040	25,000	33,114
Port Authority of New York & New Jersey Series 192, 4.81%, 10/15/2065	25,000	27,870

		92,971

Oregon – 0.1%
Oregon School Boards Association 4.76%, 6/30/2028	25,000	28,147

Pennsylvania – 0.0%(c)
Pennsylvania, State General Obligation 5.45%, 2/15/2030	20,000	23,704

TOTAL MUNICIPAL BONDS & NOTES (Cost $704,854)		725,443

ASSET-BACKED SECURITIES – 0.5%
Automobile – 0.2%
AmeriCredit Automobile Receivables Trust 2015-3 Series 2015-3, Class B, 2.08%, 9/8/2020	50,000	50,065

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Automobile – (continued)
CarMax Auto Owner Trust 2015-1 Series 2015-1, Class A3, 1.38%, 11/15/2019	$75,000	$75,083
Fifth Third Auto Trust 2015-1 Series 2015-1, Class A3, 1.42%, 3/16/2020	100,000	100,050

		225,198

Credit Card – 0.3%
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A5, 1.48%, 7/15/2020	30,000	30,144
Citibank Credit Card Issuance Trust:
Series 2008-A1, Class A1, 5.35%, 2/7/2020	100,000	107,160
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	104,660

		241,964

TOTAL ASSET-BACKED SECURITIES (Cost $461,765)		467,162

MORTGAGE-BACKED SECURITIES – 1.0%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	107,537
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	78,207
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	67,929
COMM 2013-LC6 Mortgage Trust Series 2013-LC6, Class A2, 1.91%, 1/10/2046	75,000	74,928
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	106,320
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	52,805
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.04%, 7/10/2046(a)	80,000	89,187
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 Series 2007-CB20, Class A4, 5.79%, 2/12/2051(a)	44,182	45,779
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	$60,000	$66,736
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class A5, 4.08%, 2/15/2047	50,000	54,922
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	107,485
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class A1, 1.29%, 8/15/2050	65,896	65,420
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	80,339

TOTAL MORTGAGE-BACKED SECURITIES (Cost $977,350)		997,594

	Shares
SHORT-TERM INVESTMENT – 12.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(f)(g) (Cost $11,856,712)	11,856,712	11,856,712

TOTAL INVESTMENTS – 111.6% (Cost $105,672,597)		106,927,557
Liabilities in Excess of Other Assets – (11.6)%		(11,081,374)

NET ASSETS – 100.0%		$95,846,183

(a)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Amount is less than 0.05% of net assets.

(d)	When-issued security.

(e)	All or a portion of the principal held as collateral for TBA’s purchased by the Fund.

(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
MTN	Medium Term Note
TBA	To Be Announced

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$50,971	$–	$50,971
Aerospace & Defense	–	346,350	–	346,350
Agriculture	–	290,501	–	290,501
Airlines	–	49,340	–	49,340
Auto Manufacturers	–	456,395	–	456,395
Auto Parts & Equipment	–	76,046	–	76,046
Banks	–	5,492,277	–	5,492,277
Beverages	–	727,878	–	727,878
Biotechnology	–	334,949	–	334,949
Chemicals	–	445,903	–	445,903
Commercial Services	–	124,573	–	124,573
Diversified Financial Services	–	986,588	–	986,588
Electric	–	1,402,568	–	1,402,568
Electrical Components & Equipment	–	25,153	–	25,153
Electronics	–	130,528	–	130,528
Environmental Control	–	52,541	–	52,541
Food	–	418,432	–	418,432
Forest Products & Paper	–	59,550	–	59,550
Gas	–	315,138	–	315,138
Hand & Machine Tools	–	51,250	–	51,250
Health Care Products	–	339,750	–	339,750
Health Care Services	–	487,983	–	487,983
Holding Companies-Divers	–	24,810	–	24,810
Household Products	–	114,418	–	114,418
Household Products & Wares	–	76,186	–	76,186
Insurance	–	729,722	–	729,722
Internet	–	49,899	–	49,899
Iron/Steel	–	69,833	–	69,833
IT Services	–	617,594	–	617,594
Lodging	–	76,368	–	76,368
Machinery, Construction & Mining	–	102,800	–	102,800
Machinery-Diversified	–	127,627	–	127,627
Media	–	979,026	–	979,026
Metal Fabricate & Hardware	–	25,039	–	25,039
Mining	–	198,789	–	198,789
Miscellaneous Manufacturer	–	263,240	–	263,240
Multi-National	–	1,384,002	–	1,384,002
Oil & Gas	–	1,647,916	–	1,647,916
Oil & Gas Services	–	153,801	–	153,801
Pharmaceuticals	–	1,207,206	–	1,207,206
Pipelines	–	678,587	–	678,587
Real Estate	–	51,983	–	51,983
Real Estate Investment Trusts	–	638,304	–	638,304
Retail	–	977,220	–	977,220
Semiconductors	–	206,848	–	206,848
Software	–	517,142	–	517,142
Sovereign	–	25,259	–	25,259
Telecommunications	–	1,315,706	–	1,315,706
Toys/Games/Hobbies	–	24,988	–	24,988
Transportation	–	426,594	–	426,594
Trucking & Leasing	–	49,836	–	49,836
Water	–	26,337	–	26,337
Foreign Government Obligations	–	1,842,204	–	1,842,204
U.S. Government Agency Obligations	–	29,944,217	–	29,944,217
U.S. Treasury Obligations	–	35,642,481	–	35,642,481
Municipal Bonds & Notes	–	725,443	–	725,443
Asset-Backed Securities	–	467,162	–	467,162

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mortgage-Backed Securities	$–	$997,594	$–	$997,594
Short-Term Investment	11,856,712	–	–	11,856,712

Total Investments	$11,856,712	$95,070,845	$–	$106,927,557

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The schedule of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 94.6%
Australia – 4.9%
AGL Energy, Ltd.	5,326	$75,385
Alumina, Ltd.	21,492	21,493
Amcor, Ltd.	9,217	101,744
AMP, Ltd.	24,018	106,975
APA Group	8,049	54,549
Aristocrat Leisure, Ltd.	4,203	33,302
Asciano, Ltd.	4,715	32,498
ASX, Ltd.	1,443	45,988
Aurizon Holdings, Ltd.	14,957	45,562
AusNet Services	15,829	18,143
Australia & New Zealand Banking Group, Ltd.	22,394	404,136
Bank of Queensland, Ltd.	2,945	27,457
Bendigo & Adelaide Bank, Ltd.	3,691	25,185
BHP Billiton PLC	16,192	182,179
BHP Billiton, Ltd.	24,407	316,548
Boral, Ltd.	6,119	29,089
Brambles, Ltd.	12,191	113,660
Caltex Australia, Ltd.	2,000	52,340
Challenger, Ltd.	3,817	24,635
CIMIC Group, Ltd.	882	23,584
Coca-Cola Amatil, Ltd.	4,443	30,213
Cochlear, Ltd.	446	35,098
Commonwealth Bank of Australia	13,058	752,561
Computershare, Ltd.	3,657	27,513
Crown Resorts, Ltd.	2,903	27,825
CSL, Ltd.	3,531	275,533
Dexus Property Group REIT	7,278	44,453
DUET Group	21,208	37,196
Flight Centre Travel Group, Ltd.	511	16,993
Fortescue Metals Group, Ltd.	12,753	25,016
Goodman Group REIT	12,792	65,634
GPT Group REIT	13,210	50,809
Harvey Norman Holdings, Ltd.	4,776	17,268
Healthscope, Ltd.	11,781	24,106
Iluka Resources, Ltd.	3,667	18,505
Incitec Pivot, Ltd.	12,827	31,476
Insurance Australia Group, Ltd.	20,048	86,054
LendLease Group	4,167	44,460
Macquarie Group, Ltd.	2,317	117,796
Medibank Pvt, Ltd.	21,491	48,439
Mirvac Group REIT	27,973	41,638
National Australia Bank, Ltd.	20,842	420,698
Newcrest Mining, Ltd.(a)	5,621	73,334
Oil Search, Ltd.	11,604	60,342
Orica, Ltd.	2,844	33,626
Origin Energy, Ltd.	12,926	50,612
Platinum Asset Management, Ltd.	1,125	5,495
Qantas Airways, Ltd.(a)	6,036	18,898
QBE Insurance Group, Ltd.	11,162	93,677
Ramsay Health Care, Ltd.	1,198	56,547
REA Group, Ltd.	458	19,036
Santos, Ltd.	15,277	47,360
Scentre Group REIT	41,051	140,208
SEEK, Ltd.	2,590	32,236
Sonic Healthcare, Ltd.	2,857	41,274
South32, Ltd.(a)(b)	10,757	12,137
South32, Ltd.(a)(b)	29,327	33,050
Stockland REIT	18,020	59,190
Suncorp Group, Ltd.	10,487	96,079
Sydney Airport	8,242	42,416
Tabcorp Holdings, Ltd.	5,788	19,056
Tatts Group, Ltd.	11,208	32,590
Telstra Corp., Ltd.	32,961	135,143
TPG Telecom, Ltd.	2,800	24,425
Transurban Group Stapled Security	15,664	136,762
Treasury Wine Estates, Ltd.	5,702	42,284
Vicinity Centres REIT	24,752	60,739
Vocus Communications, Ltd.	3,399	21,780
Wesfarmers, Ltd.	8,543	272,397
Westfield Corp.	15,299	117,570
Westpac Banking Corp.	25,073	585,373
Woodside Petroleum, Ltd.	5,746	114,746
Woolworths, Ltd.	9,697	164,853

		6,616,971

Austria – 0.1%
Andritz AG	764	42,012
Erste Group Bank AG(a)	1,906	53,648
OMV AG	1,408	39,671
Raiffeisen Bank International AG(a)	1,329	20,165
Voestalpine AG	1,080	36,189

		191,685

Belgium – 1.0%
Ageas	1,349	53,604
Anheuser-Busch InBev SA	6,086	757,682
Colruyt SA	525	30,631
Delhaize Group	835	87,302
Groupe Bruxelles Lambert SA	590	48,751
KBC Groep NV	1,865	96,349
Proximus SADP	1,401	47,951
Solvay SA	542	54,445
Telenet Group Holding NV(a)	254	12,876
UCB SA	1,016	77,849
Umicore SA	880	43,873

		1,311,313

Brazil – 1.4%
Ambev SA	36,597	194,344
B2W Cia Digital(a)	1,200	4,842
Banco Bradesco SA	6,360	53,981
Banco Bradesco SA Preference Shares	19,380	148,029
Banco do Brasil SA	7,700	42,954
Banco Santander Brasil SA	2,000	9,565
BB Seguridade Participacoes SA	6,600	55,310

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
BM&FBovespa SA	15,900	$69,002
BR Malls Participacoes SA	2,100	8,740
Braskem SA Class A, Preference Shares	1,800	11,890
BRF SA	5,400	78,181
CCR SA	5,100	20,190
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,000	17,777
CETIP SA – Mercados Organizados	900	10,196
Cia Brasileira de Distribuicao Preference Shares	600	8,440
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	11,503
Cia Energetica de Minas Gerais Preference Shares	3,900	8,903
Cia Energetica de Sao Paulo Class B, Preference Shares	900	4,028
Cia Paranaense de Energia Preference Shares	900	7,276
Cia Siderurgica Nacional SA	3,400	6,859
Cielo SA	5,780	57,033
Cosan SA Industria e Comercio	1,100	9,743
CPFL Energia SA(a)	1,238	6,847
Duratex SA	3,326	7,104
EDP – Energias do Brasil SA	2,600	9,244
Embraer SA	3,800	25,573
Equatorial Energia SA	1,700	19,648
Estacio Participacoes SA	2,500	8,338
Fibria Celulose SA	2,600	22,258
Gerdau SA Preference Shares	6,200	11,406
Hypermarcas SA(a)	4,200	33,325
Itau Unibanco Holding SA Preference Shares	23,890	210,386
Itausa – Investimentos Itau SA Preference Shares	25,527	58,847
JBS SA	3,600	11,123
Klabin SA	5,797	31,684
Kroton Educacional SA	12,700	41,139
Localiza Rent a Car SA	1,800	15,095
Lojas Americanas SA	1,320	4,280
Lojas Americanas SA Preference Shares	3,960	18,571
Lojas Renner SA	5,000	29,331
M Dias Branco SA	300	5,703
Multiplan Empreendimentos Imobiliarios SA	400	6,061
Natura Cosmeticos SA	800	5,991
Odontoprev SA	2,400	7,720
Petroleo Brasileiro SA(a)	20,600	61,788
Petroleo Brasileiro SA Preference Shares(a)	26,300	61,965
Porto Seguro SA	500	3,843
Qualicorp SA	991	4,158
Raia Drogasil SA	1,000	14,729
Sul America SA	1,900	8,605
Suzano Papel e Celulose SA Class A, Preference Shares	1,600	5,716
Telefonica Brasil SA Preference Shares	3,885	49,593
Tim Participacoes SA	3,900	8,804
TOTVS SA	600	4,605
Tractebel Energia SA	1,900	19,665
Ultrapar Participacoes SA	2,600	51,200
Vale SA	12,200	52,153
Vale SA Preference Shares	14,100	45,276
WEG SA	2,800	11,069

		1,831,629

Canada – 6.4%
Agnico Eagle Mines, Ltd.	1,800	65,393
Agrium, Inc.	1,100	97,520
Alimentation Couche-Tard, Inc. Class B	3,200	142,997
AltaGas, Ltd.	1,300	33,569
ARC Resources, Ltd.	2,800	40,892
Atco, Ltd. Class I	600	18,221
Bank of Montreal	4,900	298,785
Bank of Nova Scotia	9,200	451,447
Barrick Gold Corp.	9,100	124,105
BCE, Inc.	1,179	53,953
BlackBerry, Ltd.(a)	3,900	31,780
Bombardier, Inc. Class B(a)	23,500	23,982
Brookfield Asset Management, Inc. Class A	6,850	239,216
CAE, Inc.	2,200	25,547
Cameco Corp.	3,500	45,108
Canadian Imperial Bank of Commerce	3,200	240,028
Canadian National Railway Co.	6,100	382,756
Canadian Natural Resources, Ltd.	8,400	228,143
Canadian Pacific Railway, Ltd.	1,200	160,084
Canadian Tire Corp., Ltd. Class A	600	62,711
Canadian Utilities, Ltd. Class A	1,000	28,103
CCL Industries, Inc. Class B	200	38,115
Cenovus Energy, Inc.	6,500	84,928
CGI Group, Inc. Class A(a)	1,800	86,378
CI Financial Corp.	1,900	42,159
Constellation Software, Inc.	200	82,228
Crescent Point Energy Corp.	4,300	59,774
Dollarama, Inc.	1,100	77,722
Eldorado Gold Corp.	6,000	18,926
Element Financial Corp.	3,200	34,636
Empire Co., Ltd. Class A	1,300	22,614
Enbridge, Inc.	7,100	277,534
Encana Corp.	8,000	48,985
Fairfax Financial Holdings, Ltd.	200	112,423
Finning International, Inc.	1,400	20,641
First Capital Realty, Inc.	1,300	20,724
First Quantum Minerals, Ltd.	5,600	29,614
Fortis, Inc.	2,200	69,243
Franco-Nevada Corp.	1,400	86,330
George Weston, Ltd.	400	35,960
Gildan Activewear, Inc.	2,000	61,232
Goldcorp, Inc.	6,800	110,770
Great-West Lifeco, Inc.	2,400	66,316
H&R Real Estate Investment Trust	1,200	19,474
Husky Energy, Inc.	3,455	43,193
IGM Financial, Inc.	800	24,196
Imperial Oil, Ltd.	2,300	77,156

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
Industrial Alliance Insurance & Financial Services, Inc.	800	$24,245
Intact Financial Corp.	1,100	77,330
Inter Pipeline, Ltd.	2,900	59,975
Jean Coutu Group PJC, Inc. Class A	800	13,619
Keyera Corp.	1,500	45,715
Kinross Gold Corp.(a)	9,700	33,222
Linamar Corp.	500	24,156
Loblaw Cos., Ltd.	1,800	101,199
Magna International, Inc.	3,200	138,124
Manulife Financial Corp.	15,000	213,151
Methanex Corp.	700	22,589
Metro, Inc.	2,000	69,674
National Bank of Canada	2,700	88,695
Onex Corp.	700	42,840
Open Text Corp.	1,000	52,016
Pembina Pipeline Corp.	3,200	86,862
Peyto Exploration & Development Corp.	1,200	26,803
Potash Corp. of Saskatchewan, Inc.	6,500	111,110
Power Corp. of Canada	3,000	69,489
Power Financial Corp.	2,100	52,717
PrairieSky Royalty, Ltd.	1,700	32,385
Progressive Waste Solutions, Ltd.	1,000	31,219
Restaurant Brands International, Inc.	1,646	64,188
RioCan Real Estate Investment Trust	1,300	26,735
Rogers Communications, Inc. Class B	2,800	112,567
Royal Bank of Canada	11,400	659,525
Saputo, Inc.	2,100	67,605
Seven Generations Energy, Ltd. Class A(a)	1,800	27,206
Shaw Communications, Inc. Class B	3,200	62,073
Silver Wheaton Corp.	3,300	54,981
Smart Real Estate Investment Trust REIT	700	18,363
SNC-Lavalin Group, Inc.	1,300	47,690
Sun Life Financial, Inc.	4,700	152,252
Suncor Energy, Inc.	12,064	337,357
Teck Resources, Ltd. Class B	4,600	35,030
TELUS Corp.	1,700	55,569
Toronto-Dominion Bank	14,200	615,449
Tourmaline Oil Corp.(a)	1,500	31,891
TransCanada Corp.	5,400	213,169
Turquoise Hill Resources, Ltd.(a)	8,100	20,791
Veresen, Inc.	2,400	16,273
Vermilion Energy, Inc.	900	26,448
West Fraser Timber Co., Ltd.	600	24,173
Yamana Gold, Inc.	8,300	25,283

		8,557,364

Chile – 0.2%
AES Gener SA	12,812	6,485
Aguas Andinas SA Class A	12,641	7,234
Antofagasta PLC	3,637	24,538
Banco de Chile	104,977	11,307
Banco de Credito e Inversiones	161	6,520
Banco Santander Chile	318,826	15,525
Cencosud SA	9,119	23,035
Cia Cervecerias Unidas SA	714	8,058
Colbun SA	39,137	10,921
Corpbanca SA	658,104	6,027
Empresa Nacional de Electricidad SA	26,443	36,839
Empresa Nacional de Telecomunicaciones SA	572	5,058
Empresas CMPC SA	6,042	14,120
Empresas COPEC SA	4,449	42,657
Enersis SA	116,837	32,409
Latam Airlines Group SA(a)	2,319	16,286
SACI Falabella	4,707	32,924
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	466	9,622
SONDA SA	2,316	4,468

		314,033

China – 4.8%
58.com, Inc. ADR(a)	200	11,130
AAC Technologies Holdings, Inc.	5,500	42,084
Agricultural Bank of China, Ltd. Class H	166,000	59,710
Air China, Ltd. Class H	16,000	11,345
Alibaba Group Holding, Ltd. ADR(a)	3,700	292,411
Alibaba Health Information Technology, Ltd.(a)	19,500	12,017
Aluminum Corp. of China, Ltd. Class H(a)	20,000	6,343
Anhui Conch Cement Co., Ltd. Class H	9,500	25,475
ANTA Sports Products, Ltd.	8,000	17,699
AviChina Industry & Technology Co., Ltd. Class H	12,000	8,958
Baidu, Inc. ADR(a)	1,000	190,880
Bank of China, Ltd. Class H	589,000	244,513
Bank of Communications Co., Ltd. Class H	64,000	42,081
Beijing Capital International Airport Co., Ltd. Class H	8,000	8,581
Beijing Enterprises Holdings, Ltd.	3,500	19,155
Beijing Enterprises Water Group, Ltd.	34,000	21,303
Belle International Holdings, Ltd.	35,000	20,260
Brilliance China Automotive Holdings, Ltd.	20,000	20,705
Byd Co., Ltd. Class H(a)	5,000	28,685
CAR, Inc.(a)	8,000	9,375
CGN Power Co., Ltd. Class H(c)	62,600	21,306
China Cinda Asset Management Co., Ltd. Class H	68,592	23,965
China CITIC Bank Corp., Ltd. Class H(a)	48,000	29,456
China Coal Energy Co., Ltd. Class H	20,000	8,277
China Communications Construction Co., Ltd. Class H	33,000	39,396

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China Communications Services Corp., Ltd. Class H	20,000	$9,128
China Conch Venture Holdings, Ltd.	10,000	19,725
China Construction Bank Corp. Class H	652,000	416,928
China COSCO Holdings Co., Ltd. Class H(a)	12,500	4,851
China Everbright Bank Co., Ltd. Class H	30,300	14,610
China Everbright International, Ltd.	19,000	21,287
China Everbright, Ltd.	8,000	16,708
China Galaxy Securities Co., Ltd. Class H	25,800	25,146
China Huishan Dairy Holdings Co., Ltd.	52,000	19,442
China International Marine Containers Group Co., Ltd. Class H	4,400	6,796
China Jinmao Holdings Group, Ltd.	30,000	8,393
China Life Insurance Co., Ltd. Class H	59,000	145,588
China Longyuan Power Group Corp., Ltd. Class H	29,000	21,535
China Medical System Holdings, Ltd.	10,000	13,872
China Mengniu Dairy Co., Ltd.	21,000	33,463
China Merchants Bank Co., Ltd. Class H	32,500	68,297
China Merchants Holdings International Co., Ltd.	10,090	29,919
China Minsheng Banking Corp., Ltd. Class H	43,500	40,547
China Mobile, Ltd.	47,500	529,101
China National Building Material Co., Ltd. Class H	22,000	10,211
China Oilfield Services, Ltd. Class H	12,000	9,406
China Overseas Land & Investment, Ltd.	34,000	107,612
China Pacific Insurance Group Co., Ltd. Class H	17,400	65,055
China Petroleum & Chemical Corp. Class H	180,000	118,352
China Power International Development, Ltd.	28,000	14,584
China Railway Construction Corp., Ltd. Class H	16,000	19,039
China Railway Group, Ltd. Class H	31,000	23,460
China Resources Beer Holdings Co., Ltd.	10,041	18,512
China Resources Gas Group, Ltd.	8,000	22,794
China Resources Land, Ltd.	25,333	64,863
China Resources Power Holdings Co., Ltd.	14,055	26,166
China Shenhua Energy Co., Ltd. Class H	25,500	40,174
China Shipping Container Lines Co., Ltd. Class H(a)	28,000	6,389
China Southern Airlines Co., Ltd. Class H	10,000	6,317
China State Construction International Holdings, Ltd.	14,000	20,865
China Taiping Insurance Holdings Co., Ltd.(a)	12,000	26,331
China Telecom Corp., Ltd. Class H	100,000	52,859
China Unicom Hong Kong, Ltd.	42,000	55,447
China Vanke Co., Ltd. Class H	10,400	25,502
Chongqing Changan Automobile Co., Ltd. Class B	7,600	14,237
Chongqing Rural Commercial Bank Co., Ltd. Class H	23,000	12,157
CITIC Securities Co., Ltd. Class H	15,000	35,196
CITIC, Ltd.	32,000	48,599
CNOOC, Ltd.	142,000	167,876
COSCO Pacific, Ltd.	22,381	29,431
Country Garden Holdings Co., Ltd.	48,000	18,936
CRRC Corp., Ltd. Class H	31,350	31,526
CSPC Pharmaceutical Group, Ltd.	26,000	23,498
Ctrip.com International, Ltd. ADR(a)	1,000	44,260
Dalian Wanda Commercial Properties Co., Ltd. Class H(c)	4,200	24,854
Datang International Power Generation Co., Ltd. Class H	14,000	4,314
Dongfeng Motor Group Co., Ltd. Class H	20,000	24,934
ENN Energy Holdings, Ltd.	6,000	33,108
Evergrande Real Estate Group, Ltd.	28,000	21,587
Far East Horizon, Ltd.	16,000	12,315
Fosun International, Ltd.	16,500	23,485
Geely Automobile Holdings, Ltd.	45,000	22,162
GF Securities Co., Ltd. Class H(a)	10,600	25,883
GOME Electrical Appliances Holding, Ltd.	99,000	14,167
Great Wall Motor Co., Ltd. Class H	24,000	19,493
Guangdong Investment, Ltd.	22,000	27,853
Guangzhou Automobile Group Co., Ltd. Class H	18,000	18,681
Guangzhou R&F Properties Co., Ltd. Class H	8,800	12,571
Haitian International Holdings, Ltd.	3,000	5,144
Haitong Securities Co., Ltd. Class H	24,000	40,967
Hengan International Group Co., Ltd.	7,000	60,781
Huadian Power International Corp., Ltd. Class H	8,000	5,064
Huaneng Power International, Inc. Class H	46,000	41,039
Huaneng Renewables Corp., Ltd. Class H	18,629	5,764

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Huatai Securities Co., Ltd. Class H(a)(c)	7,800	$18,563
Industrial & Commercial Bank of China, Ltd. Class H	575,000	322,469
JD.com, Inc. ADR(a)	1,100	29,150
Jiangsu Expressway Co., Ltd. Class H	10,000	13,485
Jiangxi Copper Co., Ltd. Class H	12,000	14,434
Kingsoft Corp., Ltd.	7,000	16,479
Kunlun Energy Co., Ltd.	26,000	22,525
Lenovo Group, Ltd.	48,000	37,501
Longfor Properties Co., Ltd.	12,500	17,791
Luye Pharma Group, Ltd.(a)	6,500	5,053
NetEase, Inc. ADR	300	43,074
New China Life Insurance Co., Ltd. Class H	6,100	21,509
New Oriental Education & Technology Group, Inc. ADR	400	13,836
People’s Insurance Co. Group of China, Ltd. Class H	51,000	21,566
PetroChina Co., Ltd. Class H	148,000	98,456
PICC Property & Casualty Co., Ltd. Class H	25,800	47,365
Ping An Insurance Group Co. of China, Ltd. Class H	38,500	184,396
Qihoo 360 Technology Co., Ltd. ADR(a)	300	22,665
Semiconductor Manufacturing International Corp.(a)	213,000	18,399
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	10,190
Shanghai Electric Group Co., Ltd. Class H	14,000	6,408
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	5,531
Shanghai Industrial Holdings, Ltd.	5,000	11,719
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	3,400	11,342
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	6,200	12,310
Shenzhou International Group Holdings, Ltd.	4,000	21,788
Shui On Land, Ltd.	32,500	8,757
Sino-Ocean Land Holdings, Ltd.	29,500	14,034
Sinopec Engineering Group Co., Ltd. Class H	10,500	8,542
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	38,000	19,253
Sinopharm Group Co., Ltd. Class H	8,000	35,944
Sinotrans, Ltd. Class H	9,000	3,945
SOHO China, Ltd.	38,500	18,316
Sunac China Holdings, Ltd.	9,000	6,045
Tencent Holdings, Ltd.	39,800	813,287
Tingyi Cayman Islands Holding Corp.	12,000	13,367
TravelSky Technology, Ltd. Class H	10,000	16,425
Tsingtao Brewery Co., Ltd. Class H	4,000	15,187
Vipshop Holdings, Ltd. ADR(a)	1,300	16,744
Want Want China Holdings, Ltd.	45,000	33,359
Weichai Power Co., Ltd. Class H	10,000	11,152
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	10,189
Yanzhou Coal Mining Co., Ltd. Class H	8,000	4,157
Youku Tudou, Inc. ADR(a)	600	16,494
Yuexiu Property Co., Ltd.	34,000	4,909
Zhejiang Expressway Co., Ltd. Class H	12,000	12,810
Zhuzhou CRRC Times Electric Co., Ltd.	4,000	23,309
Zijin Mining Group Co., Ltd. Class H	54,000	16,569
ZTE Corp. Class H	6,600	12,049

		6,447,113

Colombia – 0.1%
Bancolombia SA ADR	500	17,090
Bancolombia SA Preference Shares	2,036	17,545
Cementos Argos SA	1,948	7,537
Corp. Financiera Colombiana SA	3	39
Ecopetrol SA	9,851	4,297
Ecopetrol SA ADR	700	6,027
Grupo Argos SA	1,404	9,378
Grupo Aval Acciones y Valores SA Preference Shares	16,055	6,255
Grupo de Inversiones Suramericana SA	1,089	14,468
Grupo de Inversiones Suramericana SA Preference Shares	463	6,043
Interconexion Electrica SA ESP	1,874	5,397

		94,076

Czech Republic – 0.0%(d)
CEZ A/S	1,178	20,809
Komercni banka A/S	143	31,629

		52,438

Denmark – 1.3%
AP Moeller – Maersk A/S Class A	30	38,361
AP Moeller – Maersk A/S Class B	55	72,263
Carlsberg A/S Class B	849	81,031
Chr Hansen Holding A/S	662	44,512
Coloplast A/S Class B	882	66,940
Danske Bank A/S	5,270	149,122
DSV A/S	1,543	64,335
Genmab A/S(a)	403	55,938
ISS A/S	966	38,844
Novo Nordisk A/S Class B	14,848	806,676
Novozymes A/S Class B	1,846	83,124
Pandora A/S	816	107,024
TDC A/S	7,000	34,315
Tryg A/S	1,061	20,626
Vestas Wind Systems A/S	1,661	117,374
William Demant Holding A/S(a)	213	21,453

		1,801,938

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Egypt – 0.0%(d)
Commercial International Bank Egypt SAE	6,481	$28,048
Global Telecom Holding SAE(a)	12,679	4,269
Talaat Moustafa Group	4,988	3,533

		35,850

Finland – 0.7%
Elisa Oyj	1,121	43,650
Fortum Oyj	3,721	56,438
Kone Oyj Class B	2,665	128,643
Metso Oyj	1,141	27,266
Neste Oyj	950	31,308
Nokia Oyj(a)(b)	10,321	61,170
Nokia Oyj(b)	33,073	196,922
Nokian Renkaat Oyj	850	30,047
Orion Oyj Class B	756	25,027
Sampo Oyj Class A	3,481	165,573
Stora Enso Oyj Class R	4,327	38,781
UPM-Kymmene Oyj	4,341	78,753
Wartsila Oyj Abp	1,083	49,081

		932,659

France – 6.7%
Accor SA	1,512	64,165
Aeroports de Paris	232	28,724
Air Liquide SA	2,613	294,459
Airbus Group SE	4,487	298,353
Alstom SA(a)	1,573	40,269
Arkema SA	506	38,045
Atos SE	700	57,098
AXA SA	14,810	349,180
BNP Paribas SA	8,017	404,075
Bollore SA(a)(b)	25	96
Bollore SA(b)	7,354	28,610
Bouygues SA	1,476	60,299
Bureau Veritas SA	1,978	44,123
Cap Gemini SA	1,266	119,136
Carrefour SA	4,278	117,877
Casino Guichard Perrachon SA	450	25,835
Christian Dior SE	430	78,107
Cie de Saint-Gobain	3,741	165,108
Cie Generale des Etablissements Michelin	1,437	147,263
CNP Assurances	1,557	24,317
Credit Agricole SA	8,269	89,688
Danone SA	4,472	318,555
Dassault Systemes	1,004	79,779
Edenred	1,613	31,376
Electricite de France SA	1,866	20,975
Engie SA	11,174	173,683
Essilor International SA	1,568	193,959
Eurazeo SA	357	24,173
Eutelsat Communications SA	1,293	41,831
Fonciere Des Regions	266	25,174
Gecina SA REIT	267	36,815
Groupe Eurotunnel SE	3,452	38,747
Hermes International	208	73,348
ICADE	300	23,014
Iliad SA	196	50,511
Imerys SA	326	22,769
Ingenico Group SA	405	46,590
JCDecaux SA	597	26,172
Kering	589	105,445
Klepierre REIT	1,732	83,093
L’Oreal SA	1,909	342,517
Lagardere SCA	922	24,533
Legrand SA	2,059	115,545
LVMH Moet Hennessy Louis Vuitton SE	2,117	363,070
Natixis SA	6,973	34,383
Numericable-SFR SA	825	34,775
Orange SA	15,096	264,835
Pernod Ricard SA	1,623	181,250
Peugeot SA(a)	3,226	55,363
Publicis Groupe SA	1,475	103,724
Remy Cointreau SA	216	16,423
Renault SA	1,482	147,467
Rexel SA	2,324	33,250
Safran SA	2,401	168,213
Sanofi	8,898	718,501
Schneider Electric SE	4,251	269,049
SCOR SE	1,137	40,425
Societe BIC SA	218	32,841
Societe Generale SA	5,533	204,791
Sodexo SA	743	80,215
Suez Environnement Co.	2,221	40,799
Technip SA	784	43,518
Thales SA	831	72,916
TOTAL SA	16,639	759,577
Unibail-Rodamco SE	533	146,865
Unibail-Rodamco SE REIT	220	60,620
Valeo SA	622	96,964
Veolia Environnement SA	3,221	77,704
Vinci SA	3,639	271,493
Vivendi SA	8,876	186,919
Wendel SA	251	27,361
Zodiac Aerospace	1,532	30,743

		8,937,485

Germany – 6.2%
adidas AG	1,603	188,150
Allianz SE	3,449	561,838
Axel Springer SE	402	21,700
BASF SE	6,940	524,332
Bayer AG	6,316	743,492
Bayerische Motoren Werke AG	2,524	232,111
Bayerische Motoren Werke AG Preference Shares	417	33,387
Beiersdorf AG	794	71,787
Brenntag AG	1,291	73,852
Commerzbank AG(a)	8,803	76,650
Continental AG	841	191,672
Daimler AG	7,270	558,129
Deutsche Bank AG	10,538	179,528
Deutsche Boerse AG	1,488	127,157
Deutsche Lufthansa AG(a)	1,820	29,461
Deutsche Post AG	7,410	206,204
Deutsche Telekom AG	24,384	438,337
Deutsche Wohnen AG	2,251	70,105
E.ON SE	15,334	147,445
Evonik Industries AG	1,254	37,676
Fraport AG Frankfurt Airport Services Worldwide	370	22,477

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	1,679	$148,932
Fresenius SE & Co. KGaA	2,914	213,219
Fuchs Petrolub SE Preference Shares	607	27,160
GEA Group AG	1,513	74,138
Hannover Rueck SE	438	51,110
HeidelbergCement AG	1,105	94,755
Henkel AG & Co. KGaA	851	83,758
Henkel AG & Co. KGaA Preference Shares	1,369	151,168
HUGO BOSS AG	545	35,798
Infineon Technologies AG	8,735	124,474
Kabel Deutschland Holding AG	68	7,633
KS AG	1,478	34,637
Lanxess AG	695	33,454
Linde AG	1,419	207,060
MAN SE	275	29,808
Merck KGaA	1,010	84,376
METRO AG	1,349	41,859
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,269	258,489
OSRAM Licht AG	694	35,829
Porsche Automobil Holding SE Preference Shares	1,128	58,216
ProSiebenSat.1 Media SE	1,712	88,152
RWE AG	3,627	47,015
SAP SE	7,519	609,205
Siemens AG	5,982	634,984
Symrise AG	1,021	68,645
Telefonica Deutschland Holding AG	4,663	25,299
ThyssenKrupp AG	2,974	61,884
TUI AG	3,944	61,165
United Internet AG	909	45,686
Volkswagen AG	269	39,099
Volkswagen AG Preference Shares	1,421	181,119
Vonovia SE	3,719	134,026
Zalando SE(a)(c)	693	22,783

		8,350,425

Greece – 0.1%
Alpha Bank AE(a)	9,400	20,995
Eurobank Ergasias SA(a)	17,778	15,782
Hellenic Telecommunications Organization SA	2,078	18,825
JUMBO SA(a)	493	6,685
National Bank of Greece SA(a)	62,450	17,791
OPAP SA	1,974	13,902
Piraeus Bank SA(a)	62,037	16,048
Titan Cement Co. SA	224	4,822

		114,850

Hong Kong – 2.4%
AIA Group, Ltd.	91,000	515,622
Alibaba Pictures Group, Ltd.(a)	50,000	11,410
ASM Pacific Technology, Ltd.	2,600	20,330
Bank of East Asia, Ltd.	10,235	38,200
BOC Hong Kong Holdings, Ltd.	29,000	86,553
Cathay Pacific Airways, Ltd.	13,000	22,525
Cheung Kong Infrastructure Holdings, Ltd.	5,000	48,926
Cheung Kong Property Holdings, Ltd.	20,524	132,037
China Gas Holdings, Ltd.	14,000	20,576
CK Hutchison Holdings, Ltd.	20,524	265,925
CLP Holdings, Ltd.	15,000	135,853
First Pacific Co., Ltd.	22,000	16,451
Galaxy Entertainment Group, Ltd.	18,000	67,414
GCL-Poly Energy Holdings, Ltd.	91,000	15,017
Haier Electronics Group Co., Ltd.	10,000	17,353
Hanergy Thin Film Power Group, Ltd.(a)(e)	68,000	–
Hang Lung Properties, Ltd.	17,000	32,525
Hang Seng Bank, Ltd.	6,100	108,056
Henderson Land Development Co., Ltd.	8,543	52,371
HK Electric Investments & HK Electric Investments, Ltd.(c)	22,664	19,927
HKT Trust & HKT, Ltd.	21,000	28,915
Hong Kong & China Gas Co., Ltd.	56,000	104,830
Hong Kong Exchanges and Clearing, Ltd.	8,740	210,259
Hongkong Land Holdings, Ltd.	4,000	23,960
Hysan Development Co., Ltd.	6,000	25,566
Jardine Matheson Holdings, Ltd.	2,000	114,160
Kerry Properties, Ltd.	5,500	15,174
Li & Fung, Ltd.	46,000	27,280
Link REIT	17,500	103,670
Melco Crown Entertainment, Ltd. ADR	1,003	16,560
MTR Corp., Ltd.	10,550	52,025
New World China Land, Ltd.	22,000	22,974
New World Development Co., Ltd.	41,969	40,040
Nine Dragons Paper Holdings, Ltd.	8,000	6,023
Noble Group, Ltd.(a)	21,000	6,862
NWS Holdings, Ltd.	15,373	24,417
PCCW, Ltd.	37,000	23,851
Power Assets Holdings, Ltd.	11,000	112,602
Sands China, Ltd.	19,200	78,097
Shangri-La Asia, Ltd.	16,000	18,256
Shimao Property Holdings, Ltd.	11,500	16,961
Sino Biopharmaceutical, Ltd.	34,000	25,424
Sino Land Co., Ltd.	22,181	35,231
SJM Holdings, Ltd.	10,000	7,104
Sun Art Retail Group, Ltd.	20,500	14,483
Sun Hung Kai Properties, Ltd.	13,000	158,801
Swire Pacific, Ltd. Class A	4,500	48,472
Swire Properties, Ltd.	9,200	24,849
Techtronic Industries Co., Ltd.	10,500	41,558
WH Group, Ltd.(a)(c)	39,500	28,620
Wharf Holdings, Ltd.	10,000	54,663
Wheelock & Co., Ltd.	7,000	31,270
Yue Yuen Industrial Holdings, Ltd.	6,500	22,375

		3,192,403

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	202	$12,155
OTP Bank PLC	2,100	52,754
Richter Gedeon Nyrt	676	13,483

		78,392

India – 1.6%
Adani Ports & Special Economic Zone, Ltd.	5,808	21,777
Ambuja Cements, Ltd.	5,670	19,950
Apollo Hospitals Enterprise, Ltd.	698	14,125
Ashok Leyland, Ltd.	11,880	19,536
Asian Paints, Ltd.	2,029	26,717
Aurobindo Pharma, Ltd.	1,943	21,859
Axis Bank, Ltd.	5,532	37,216
Bajaj Auto, Ltd.	628	22,781
Bharat Forge, Ltd.	1,020	13,432
Bharat Heavy Electricals, Ltd.	5,166	8,878
Bharat Petroleum Corp., Ltd.	1,416	19,359
Bharti Airtel, Ltd.	10,480	55,294
Bharti Infratel, Ltd.	4,072	24,104
Bosch, Ltd.	62	19,553
Cipla, Ltd.	2,496	19,369
Coal India, Ltd.	4,976	21,945
Dabur India, Ltd.	4,324	16,373
Divi’s Laboratories, Ltd.	939	14,023
Dr Reddy’s Laboratories, Ltd.	1,047	48,142
Eicher Motors, Ltd.	89	25,804
GAIL India, Ltd. GDR	400	12,800
Glenmark Pharmaceuticals, Ltd.	1,135	13,626
Godrej Consumer Products, Ltd.	978	20,394
HCL Technologies, Ltd.	3,768	46,282
Hero MotoCorp, Ltd.	441	19,579
Hindalco Industries, Ltd.	13,190	17,567
Hindustan Unilever, Ltd.	5,264	69,371
Housing Development Finance Corp., Ltd.	12,037	201,215
ICICI Bank, Ltd. ADR	3,576	25,604
Idea Cellular, Ltd.	8,548	14,509
Indiabulls Housing Finance, Ltd.	2,089	20,504
Infosys, Ltd.	2,131	39,259
Infosys, Ltd. ADR	11,029	209,772
ITC, Ltd.	18,475	91,367
JSW Steel, Ltd.	999	19,284
Larsen & Toubro, Ltd. GDR	2,120	38,266
LIC Housing Finance, Ltd.	2,368	17,557
Lupin, Ltd.	1,709	38,207
Mahindra & Mahindra, Ltd.	954	17,417
Mahindra & Mahindra, Ltd. GDR	1,651	29,635
Marico, Ltd.	4,478	16,567
Maruti Suzuki India, Ltd.	708	39,667
Nestle India, Ltd.	189	16,268
NTPC, Ltd.	9,531	18,494
Oil & Natural Gas Corp., Ltd.	6,380	20,632
Reliance Industries, Ltd.	3,426	54,063
Reliance Industries, Ltd. GDR(c)	3,442	105,497
Shree Cement, Ltd.	80	14,859
Shriram Transport Finance Co., Ltd.	1,238	17,928
Siemens, Ltd.	695	11,502
State Bank of India GDR	1,020	29,886
Sun Pharmaceutical Industries, Ltd.	7,862	98,075
Tata Consultancy Services, Ltd.	3,557	135,894
Tata Motors, Ltd.(a)	3,923	17,405
Tata Motors, Ltd. ADR(a)	1,078	31,316
Tata Steel, Ltd. GDR	1,300	5,798
Tech Mahindra, Ltd.	1,980	14,208
UltraTech Cement, Ltd.	347	16,949
United Spirits, Ltd.(a)	445	16,806
UPL, Ltd.	2,397	17,302
Vedanta, Ltd. ADR	1,433	7,881
Wipro, Ltd. ADR	2,938	36,960
Zee Entertainment Enterprises, Ltd.	4,134	24,165

		2,200,574

Indonesia – 0.5%
Astra International Tbk PT	136,500	74,632
Bank Central Asia Tbk PT	100,000	100,302
Bank Danamon Indonesia Tbk PT	16,000	4,585
Bank Mandiri Persero Tbk PT	72,500	56,316
Bank Negara Indonesia Persero Tbk PT	37,000	14,510
Bank Rakyat Indonesia Persero Tbk PT	75,000	64,621
Bumi Serpong Damai Tbk PT	75,500	10,448
Charoen Pokphand Indonesia Tbk PT	35,500	9,611
Gudang Garam Tbk PT	6,000	29,548
Hanjaya Mandala Sampoerna Tbk PT	3,500	25,973
Indocement Tunggal Prakarsa Tbk PT	6,500	9,669
Indofood CBP Sukses Makmur Tbk PT	5,500	6,305
Indofood Sukses Makmur Tbk PT	57,000	31,058
Jasa Marga Persero Tbk PT	5,500	2,240
Kalbe Farma Tbk PT	87,500	9,535
Lippo Karawaci Tbk PT	296,500	23,367
Matahari Department Store Tbk PT	25,000	34,597
Perusahaan Gas Negara Persero Tbk	58,000	11,438
Semen Indonesia Persero Tbk PT	21,500	16,498
Summarecon Agung Tbk PT	50,500	6,036
Surya Citra Media Tbk PT	28,500	6,749
Telekomunikasi Indonesia Persero Tbk PT	409,000	102,558
Tower Bersama Infrastructure Tbk PT(a)	9,500	4,173
Unilever Indonesia Tbk PT	14,500	46,939
United Tractors Tbk PT	8,000	9,231
XL Axiata Tbk PT(a)	51,500	15,535

		726,474

Ireland – 0.6%
Bank of Ireland(a)	182,414	53,007
CRH PLC	6,037	170,817
Experian PLC	7,505	134,297
James Hardie Industries PLC	3,353	46,066
Kerry Group PLC Class A	1,184	110,475
Paddy Power Betfair PLC	602	84,105
Shire PLC	4,501	256,119

		854,886

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – 0.5%
Azrieli Group, Ltd.	360	$14,124
Bank Hapoalim BM	8,327	43,191
Bank Leumi Le-Israel BM(a)	11,088	39,786
Bezeq The Israeli Telecommunication Corp., Ltd.	18,578	41,880
Check Point Software Technologies, Ltd.(a)	454	39,711
Delek Group, Ltd.	11	1,886
Israel Chemicals, Ltd.	2,151	9,355
Mizrahi Tefahot Bank, Ltd.	1,573	18,439
NICE-Systems, Ltd.	520	34,095
Teva Pharmaceutical Industries, Ltd.	7,092	382,378

		624,845

Italy – 1.4%
Assicurazioni Generali SpA	8,992	133,516
Atlantia SpA	3,232	89,755
Banco Popolare SC(a)	2,859	19,694
Enel Green Power SpA	14,927	32,149
Enel SpA	53,746	238,738
Eni SpA	19,316	292,754
EXOR SpA	930	33,383
Ferrari NV(a)	1,032	42,925
Finmeccanica SpA(a)	3,150	40,024
Intesa Sanpaolo SpA	96,376	267,315
Intesa Sanpaolo SpA Preference Shares	4,508	11,743
Luxottica Group SpA	1,326	73,286
Mediobanca SpA	5,057	36,478
Prysmian SpA	1,638	37,164
Saipem SpA(a)	29,440	11,812
Snam SpA	16,375	102,724
Telecom Italia SpA/Milano(a)(b)	89,286	96,455
Telecom Italia SpA/Milano(b)	43,871	38,495
Terna Rete Elettrica Nazionale SpA	10,775	61,578
UniCredit SpA	36,695	132,556
Unione di Banche Italiane SpA	6,303	23,358
UnipolSai SpA	10,006	23,192

		1,839,094

Japan – 15.3%
ABC-Mart, Inc.	300	19,245
Acom Co., Ltd.(a)	3,400	17,152
Aeon Co., Ltd.	5,200	75,228
AEON Financial Service Co., Ltd.	900	21,268
Aeon Mall Co., Ltd.	1,000	14,832
Air Water, Inc.	1,000	14,823
Aisin Seiki Co., Ltd.	1,600	60,359
Ajinomoto Co., Inc.	5,000	112,972
Alfresa Holdings Corp.	1,500	28,814
Alps Electric Co., Ltd.	1,300	22,693
Amada Holdings Co., Ltd.	3,000	29,307
ANA Holdings, Inc.	10,000	28,213
Aozora Bank, Ltd.	9,000	31,469
Asahi Glass Co., Ltd.	7,000	38,365
Asahi Group Holdings, Ltd.	3,000	93,607
Asahi Kasei Corp.	9,000	60,929
Asics Corp.	1,400	24,974
Astellas Pharma, Inc.	16,100	214,366
Bandai Namco Holdings, Inc.	1,400	30,567
Bank of Kyoto, Ltd.	2,000	13,061
Bank of Yokohama, Ltd.(a)	8,000	36,407
Benesse Holdings, Inc.	600	17,296
Bridgestone Corp.	5,000	187,063
Brother Industries, Ltd.	2,100	24,177
Calbee, Inc.	500	19,885
Canon, Inc.	8,100	241,786
Casio Computer Co., Ltd.	1,500	30,308
Central Japan Railway Co.	1,100	194,808
Chiba Bank, Ltd.	6,000	29,948
Chubu Electric Power Co., Inc.	5,100	71,308
Chugai Pharmaceutical Co., Ltd.	1,600	49,611
Chugoku Bank, Ltd.	800	8,342
Chugoku Electric Power Co., Inc.	2,300	31,105
Citizen Holdings Co., Ltd.	2,300	13,056
Credit Saison Co., Ltd.	1,300	22,658
Dai Nippon Printing Co., Ltd.	4,000	35,589
Dai-ichi Life Insurance Co., Ltd.	8,300	100,616
Daicel Corp.	2,100	28,736
Daihatsu Motor Co., Ltd.	1,700	23,989
Daiichi Sankyo Co., Ltd.	5,000	111,326
Daikin Industries, Ltd.	1,800	134,718
Daito Trust Construction Co., Ltd.	500	71,089
Daiwa House Industry Co., Ltd.	4,600	129,575
Daiwa Securities Group, Inc.	13,000	80,074
Denso Corp.	3,700	148,928
Dentsu, Inc.	1,700	85,458
Don Quijote Holdings Co., Ltd.	900	31,309
East Japan Railway Co.	2,500	216,046
Eisai Co., Ltd.	1,900	114,445
Electric Power Development Co., Ltd.	1,100	34,401
FamilyMart Co., Ltd.	500	26,024
FANUC Corp.	1,500	233,351
Fast Retailing Co., Ltd.	400	128,191
Fuji Electric Co., Ltd.	3,000	10,383
Fuji Heavy Industries, Ltd.	4,500	159,149
FUJIFILM Holdings Corp.	3,600	142,565
Fujitsu, Ltd.	13,000	48,185
Fukuoka Financial Group, Inc.	7,000	22,857
GungHo Online Entertainment, Inc.	900	2,538
Gunma Bank, Ltd.	2,000	8,274
Hachijuni Bank, Ltd.	2,000	8,630
Hakuhodo DY Holdings, Inc.	2,100	23,822
Hamamatsu Photonics KK	1,100	30,388
Hankyu Hanshin Holdings, Inc.	8,000	51,105
Hikari Tsushin, Inc.	200	15,250
Hino Motors, Ltd.	2,300	24,904
Hirose Electric Co., Ltd.	200	22,083
Hiroshima Bank, Ltd.	4,000	14,627
Hisamitsu Pharmaceutical Co., Inc.	600	26,852
Hitachi Chemical Co., Ltd.	500	9,008
Hitachi Construction Machinery Co., Ltd.	500	7,954
Hitachi High-Technologies Corp.	700	19,743
Hitachi Metals, Ltd.	1,900	19,626

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hitachi, Ltd.	37,000	$173,355
Hokuhoku Financial Group, Inc.	6,000	7,901
Hokuriku Electric Power Co.	1,300	18,425
Honda Motor Co., Ltd.	12,400	340,464
Hoshizaki Electric Co., Ltd.	300	25,063
Hoya Corp.	3,200	121,884
Hulic Co., Ltd.	2,400	22,976
Idemitsu Kosan Co., Ltd.	900	16,087
IHI Corp.	12,000	25,410
Iida Group Holdings Co., Ltd.	1,000	19,529
Inpex Corp.	6,800	51,638
Isetan Mitsukoshi Holdings, Ltd.	2,700	31,589
Isuzu Motors, Ltd.	4,300	44,456
ITOCHU Corp.	12,200	150,444
Itochu Techno-Solutions Corp.	200	3,780
Iyo Bank, Ltd.	1,200	7,869
J Front Retailing Co., Ltd.	1,900	25,239
Japan Airlines Co., Ltd.	1,000	36,674
Japan Airport Terminal Co., Ltd.	200	7,118
Japan Exchange Group, Inc.	4,400	67,491
Japan Post Bank Co., Ltd.	3,000	36,968
Japan Post Holdings Co., Ltd.	3,000	40,091
Japan Prime Realty Investment Corp.	7	28,556
Japan Real Estate Investment Corp.	10	57,832
Japan Retail Fund Investment Corp. REIT	18	43,272
Japan Tobacco, Inc.	8,300	346,341
JFE Holdings, Inc.	3,500	47,209
JGC Corp.	2,000	29,984
Joyo Bank, Ltd.	5,000	17,172
JSR Corp.	1,700	24,473
JTEKT Corp.	1,600	20,784
JX Holdings, Inc.	17,900	69,087
Kajima Corp.	6,000	37,689
Kakaku.com, Inc.	1,300	24,174
Kamigumi Co., Ltd.	2,000	18,844
Kaneka Corp.	2,000	17,154
Kansai Electric Power Co., Inc.(a)	5,900	52,320
Kansai Paint Co., Ltd.	1,800	28,955
Kao Corp.	3,800	202,957
Kawasaki Heavy Industries, Ltd.	11,000	31,807
KDDI Corp.	13,300	355,708
Keihan Electric Railway Co., Ltd.	4,000	28,222
Keikyu Corp.	4,000	35,233
Keio Corp.	4,000	35,162
Keisei Electric Railway Co., Ltd.	2,000	28,169
Keyence Corp.	400	218,479
Kikkoman Corp.	1,000	32,920
Kintetsu Group Holdings Co., Ltd.	13,000	52,743
Kirin Holdings Co., Ltd.	6,400	89,855
Kobe Steel, Ltd.	24,000	21,140
Koito Manufacturing Co., Ltd.	800	36,301
Komatsu, Ltd.	7,200	122,739
Konami Holdings Corp.	800	23,702
Konica Minolta, Inc.	3,400	28,919
Kose Corp.	200	19,485
Kubota Corp.	8,700	118,934
Kuraray Co., Ltd.	2,700	33,055
Kurita Water Industries, Ltd.	1,000	22,839
Kyocera Corp.	2,500	110,258
Kyowa Hakko Kirin Co., Ltd.	2,000	31,959
Kyushu Electric Power Co., Inc.(a)	3,200	30,492
Kyushu Financial Group, Inc.	3,000	17,323
Lawson, Inc.	500	41,906
LIXIL Group Corp.	2,000	40,838
M3, Inc.	1,500	37,795
Mabuchi Motor Co., Ltd.	400	18,649
Makita Corp.	900	55,892
Marubeni Corp.	13,200	66,942
Marui Group Co., Ltd.	1,900	27,267
Maruichi Steel Tube, Ltd.	500	13,724
Mazda Motor Corp.	4,300	66,817
McDonald’s Holdings Co., Japan, Ltd.	800	18,976
Medipal Holdings Corp.	1,100	17,440
MEIJI Holdings Co., Ltd.	1,000	80,520
Minebea Co., Ltd.	2,000	15,623
Miraca Holdings, Inc.	300	12,345
Mitsubishi Chemical Holdings Corp.	9,300	48,612
Mitsubishi Corp.	10,400	176,364
Mitsubishi Electric Corp.	15,000	157,414
Mitsubishi Estate Co., Ltd.	10,000	185,996
Mitsubishi Gas Chemical Co., Inc.	3,000	16,175
Mitsubishi Heavy Industries, Ltd.	24,000	89,278
Mitsubishi Logistics Corp.	1,000	13,150
Mitsubishi Materials Corp.	9,000	25,464
Mitsubishi Motors Corp.	4,800	36,002
Mitsubishi Tanabe Pharma Corp.	1,700	29,600
Mitsubishi UFJ Financial Group, Inc.	96,300	446,821
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,400	19,339
Mitsui & Co., Ltd.	13,100	150,936
Mitsui Chemicals, Inc.	7,000	23,355
Mitsui Fudosan Co., Ltd.	7,000	174,883
Mitsui OSK Lines, Ltd.	9,000	18,337
Mixi, Inc.	200	7,438
Mizuho Financial Group, Inc.	178,600	267,117
MS&AD Insurance Group Holdings, Inc.	3,900	108,816
Murata Manufacturing Co., Ltd.	1,600	193,176
Nabtesco Corp.	1,200	26,969
Nagoya Railroad Co., Ltd.	7,000	32,759
NEC Corp.	18,000	45,322
Nexon Co., Ltd.	1,100	18,781
NGK Insulators, Ltd.	2,000	36,995
NGK Spark Plug Co., Ltd.	1,400	26,830
NH Foods, Ltd.	2,000	44,130
NHK Spring Co., Ltd.	1,600	15,332
Nidec Corp.	1,800	123,331
Nikon Corp.	2,600	39,835
Nintendo Co., Ltd.	800	113,884
Nippon Building Fund, Inc.	10	59,344
Nippon Electric Glass Co., Ltd.	3,000	15,374
Nippon Express Co., Ltd.	6,000	27,332
Nippon Paint Holdings Co., Ltd.	1,000	22,216

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Prologis, Inc. REIT	13	$29,136
Nippon Steel & Sumitomo Metal Corp.	5,900	113,491
Nippon Telegraph & Telephone Corp.	5,700	245,861
Nippon Yusen KK	12,000	23,168
Nissan Motor Co., Ltd.	19,000	176,062
Nisshin Seifun Group, Inc.	1,700	27,059
Nissin Foods Holdings Co., Ltd.	500	23,533
Nitori Holdings Co., Ltd.	500	45,865
Nitto Denko Corp.	1,300	72,371
NOK Corp.	500	8,550
Nomura Holdings, Inc.	27,900	124,836
Nomura Real Estate Holdings, Inc.	1,000	18,506
Nomura Real Estate Master Fund, Inc.	27	40,358
Nomura Research Institute, Ltd.	900	30,348
NSK, Ltd.	3,900	35,740
NTT Data Corp.	900	45,242
NTT DOCOMO, Inc.	10,900	247,540
NTT Urban Development Corp.	300	2,939
Obayashi Corp.	5,000	49,379
Obic Co., Ltd.	400	21,175
Odakyu Electric Railway Co., Ltd.	5,000	54,495
Oji Holdings Corp.	7,000	28,151
Olympus Corp.	2,100	81,743
Omron Corp.	1,400	41,728
Ono Pharmaceutical Co., Ltd.	3,000	127,185
Oracle Corp. Japan	300	16,869
Oriental Land Co., Ltd.	1,600	113,457
ORIX Corp.	10,200	145,701
Osaka Gas Co., Ltd.	14,000	53,860
Otsuka Corp.	400	21,140
Otsuka Holdings Co., Ltd.	3,000	109,115
Panasonic Corp.	16,900	155,400
Park24 Co., Ltd.	800	22,421
Rakuten, Inc.	6,600	63,742
Recruit Holdings Co., Ltd.	1,000	30,562
Resona Holdings, Inc.	17,300	61,815
Ricoh Co., Ltd.	4,900	49,961
Rinnai Corp.	300	26,531
Rohm Co., Ltd.	700	29,521
Ryohin Keikaku Co., Ltd.	200	42,351
Sankyo Co., Ltd.	400	14,912
Sanrio Co., Ltd.	600	11,750
Santen Pharmaceutical Co., Ltd.	2,800	42,176
SBI Holdings, Inc.	1,500	15,254
Secom Co., Ltd.	1,600	119,094
Sega Sammy Holdings, Inc.	900	9,825
Seibu Holdings, Inc.	1,000	21,184
Seiko Epson Corp.	2,200	35,585
Sekisui Chemical Co., Ltd.	3,100	38,228
Sekisui House, Ltd.	4,300	72,671
Seven & i Holdings Co., Ltd.	5,700	243,021
Seven Bank, Ltd.	5,900	25,197
Shikoku Electric Power Co., Inc.	1,600	21,481
Shimadzu Corp.	2,000	31,407
Shimamura Co., Ltd.	200	25,001
Shimano, Inc.	600	94,168
Shimizu Corp.	4,000	33,952
Shin-Etsu Chemical Co., Ltd.	3,100	160,633
Shinsei Bank, Ltd.	14,000	18,310
Shionogi & Co., Ltd.	2,300	108,395
Shiseido Co., Ltd.	2,900	64,814
Shizuoka Bank, Ltd.	4,000	28,898
Showa Shell Sekiyu KK	1,700	15,276
SMC Corp.	400	93,029
SoftBank Group Corp.	7,300	348,519
Sohgo Security Services Co., Ltd.	400	21,709
Sompo Japan Nipponkoa Holdings, Inc.	2,600	73,747
Sony Corp.	9,600	247,100
Sony Financial Holdings, Inc.	1,500	19,191
Stanley Electric Co., Ltd.	1,200	27,172
Sumitomo Chemical Co., Ltd.	10,000	45,287
Sumitomo Corp.	8,800	87,573
Sumitomo Dainippon Pharma Co., Ltd.	1,400	16,143
Sumitomo Electric Industries, Ltd.	5,900	71,864
Sumitomo Heavy Industries, Ltd.	3,000	12,412
Sumitomo Metal Mining Co., Ltd.	4,000	39,770
Sumitomo Mitsui Financial Group, Inc.	9,600	291,429
Sumitomo Mitsui Trust Holdings, Inc.	26,000	76,245
Sumitomo Realty & Development Co., Ltd.	3,000	87,922
Sumitomo Rubber Industries, Ltd.	1,700	26,303
Suntory Beverage & Food, Ltd.	1,000	45,109
Suruga Bank, Ltd.	1,500	26,398
Suzuken Co., Ltd.	500	17,016
Suzuki Motor Corp.	2,800	75,010
Sysmex Corp.	1,200	75,163
T&D Holdings, Inc.	4,000	37,350
Taiheiyo Cement Corp.	10,000	23,044
Taisei Corp.	8,000	52,956
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,809
Taiyo Nippon Sanso Corp.	1,000	9,502
Takashimaya Co., Ltd.	2,000	16,745
Takeda Pharmaceutical Co., Ltd.	6,000	274,176
TDK Corp.	1,000	55,607
Teijin, Ltd.	8,000	27,902
Terumo Corp.	2,500	89,750
THK Co., Ltd.	1,100	20,318
Tobu Railway Co., Ltd.	8,000	39,931
Toho Co., Ltd.	900	23,710
Toho Gas Co., Ltd.	3,000	21,327
Tohoku Electric Power Co., Inc.	3,400	43,924
Tokio Marine Holdings, Inc.	5,200	175,809
Tokyo Electric Power Co., Inc.(a)	11,600	63,885
Tokyo Electron, Ltd.	1,300	84,851
Tokyo Gas Co., Ltd.	18,000	84,030
Tokyo Tatemono Co., Ltd.	2,100	26,195
Tokyu Corp.	8,000	67,120
Tokyu Fudosan Holdings Corp.	4,000	27,190
TonenGeneral Sekiyu KK	2,000	18,115
Toppan Printing Co., Ltd.	4,000	33,596
Toray Industries, Inc.	11,000	93,876

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Toshiba Corp.(a)	32,000	$62,352
TOTO, Ltd.	1,000	31,229
Toyo Seikan Group Holdings, Ltd.	1,300	24,382
Toyo Suisan Kaisha, Ltd.	700	25,161
Toyoda Gosei Co., Ltd.	600	11,595
Toyota Industries Corp.	1,100	49,522
Toyota Motor Corp.	20,800	1,101,487
Toyota Tsusho Corp.	1,600	36,201
Trend Micro, Inc.	800	29,325
Unicharm Corp.	2,600	56,652
United Urban Investment Corp.	21	33,986
USS Co., Ltd.	1,900	30,395
West Japan Railway Co.	1,300	80,375
Yahoo Japan Corp.	10,600	45,175
Yakult Honsha Co., Ltd.	700	31,047
Yamada Denki Co., Ltd.	4,200	19,880
Yamaguchi Financial Group, Inc.	1,000	9,102
Yamaha Corp.	1,300	39,210
Yamaha Motor Co., Ltd.	1,900	31,646
Yamato Holdings Co., Ltd.	2,500	49,980
Yamazaki Baking Co., Ltd.	1,000	21,095
Yaskawa Electric Corp.	2,100	24,271
Yokogawa Electric Corp.	2,000	20,695
Yokohama Rubber Co., Ltd.	500	8,234

		20,589,914

Luxembourg – 0.2%
ArcelorMittal	12,801	57,985
Millicom International Cellular SA SDR	551	30,157
RTL Group SA(a)	304	25,788
SES SA	2,350	68,917
Tenaris SA	3,658	45,645

		228,492

Macau – 0.0%(d)
MGM China Holdings, Ltd.	4,400	6,705
Wynn Macau, Ltd.(a)	16,800	25,991

		32,696

Malaysia – 0.6%
Alliance Financial Group Bhd	5,200	5,531
AMMB Holdings Bhd	9,500	11,201
Astro Malaysia Holdings Bhd	7,500	5,748
Axiata Group Bhd	25,807	38,960
British American Tobacco Malaysia Bhd	600	8,311
CIMB Group Holdings Bhd	39,921	49,626
Dialog Group Bhd	16,800	6,890
DiGi.Com Bhd	28,600	36,213
Gamuda Bhd	8,500	10,719
Genting Bhd	22,300	56,014
Genting Malaysia Bhd	14,600	16,989
Hong Leong Bank Bhd	3,132	10,837
IHH Healthcare Bhd	22,800	38,336
IJM Corp. Bhd	11,600	10,495
IOI Corp. Bhd	27,400	32,095
Kuala Lumpur Kepong Bhd	2,300	14,148
Lafarge Malaysia Bhd	2,100	4,844
Malayan Banking Bhd	40,209	92,961
Malaysia Airports Holdings Bhd	4,024	7,014
Maxis Bhd	9,000	14,648
MISC Bhd	5,400	12,318
Petronas Chemicals Group Bhd	22,600	38,869
Petronas Dagangan Bhd	1,200	7,413
Petronas Gas Bhd	6,500	36,653
PPB Group Bhd	2,300	9,845
Public Bank Bhd	17,300	83,274
RHB Capital Bhd	4,800	7,259
SapuraKencana Petroleum Bhd	15,300	7,294
Sime Darby Bhd	21,286	43,374
Telekom Malaysia Bhd	5,503	9,309
Tenaga Nasional Bhd	27,800	99,329
UMW Holdings Bhd	2,800	4,930
Westports Holdings Bhd	5,100	5,399
YTL Corp. Bhd	64,600	27,155

		864,001

Mexico – 0.9%
Alfa SAB de CV Class A	21,900	44,432
America Movil SAB de CV Series L	246,600	193,392
Arca Continental SAB de CV	4,100	28,692
Cemex SAB de CV(a)	90,196	66,051
Coca-Cola Femsa SAB de CV Series L	2,800	23,460
El Puerto de Liverpool SAB de CV Series C1	900	10,720
Fibra Uno Administracion SA de CV	16,200	37,991
Fomento Economico Mexicano SAB de CV	13,700	133,117
Fresnillo PLC	2,003	27,422
Gentera SAB de CV	5,200	10,347
Gruma SAB de CV Class B	1,900	30,376
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,500	13,461
Grupo Aeroportuario del Sureste SAB de CV Class B	1,400	21,251
Grupo Bimbo SAB de CV Series A(a)	9,800	29,226
Grupo Carso SAB de CV Series A1	5,000	23,486
Grupo Comercial Chedraui SA de CV	3,100	9,931
Grupo Financiero Banorte SAB de CV Series O	18,600	106,264
Grupo Financiero Inbursa SAB de CV Series O	13,100	26,433
Grupo Financiero Santander Mexico SAB de CV Class B	12,300	22,486
Grupo Lala SAB de CV	3,000	8,220
Grupo Mexico SAB de CV Series B	25,600	62,261
Grupo Televisa SAB Series CPO	19,500	108,072
Industrias Penoles SAB de CV	910	11,594
Kimberly-Clark de Mexico SAB de CV Class A	12,500	30,444
Mexichem SAB de CV	7,300	18,018
OHL Mexico SAB de CV(a)	3,800	6,064
Promotora y Operadora de Infraestructura SAB de CV	2,200	29,397
Wal-Mart de Mexico SAB de CV	39,000	93,075

		1,225,683

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Netherlands – 2.8%
Aegon NV	12,994	$71,579
AerCap Holdings NV(a)	595	23,062
Akzo Nobel NV	1,912	130,511
Altice NV Class A(a)	2,596	46,327
Altice NV Class B(a)	950	17,142
ASML Holding NV	2,638	268,388
Boskalis Westminster	680	26,769
Gemalto NV	602	44,570
Heineken Holding NV	695	54,314
Heineken NV	1,768	160,473
ING Groep NV	29,324	355,214
Koninklijke Ahold NV	6,413	144,478
Koninklijke DSM NV	1,306	71,935
Koninklijke KPN NV	22,798	95,682
Koninklijke Philips NV	7,275	207,546
Koninklijke Vopak NV	565	28,178
NN Group NV	1,894	62,062
NXP Semiconductors NV(a)	1,065	86,339
OCI NV(a)	707	13,865
Randstad Holding NV	894	49,624
Royal Dutch Shell PLC Class A	31,380	759,526
Royal Dutch Shell PLC Class B	29,971	732,314
Steinhoff International Holdings NV	23,134	152,334
TNT Express NV	3,792	34,077
Wolters Kluwer NV	2,162	86,427

		3,722,736

New Zealand – 0.1%
Auckland International Airport, Ltd.	8,713	38,898
Contact Energy, Ltd.	5,920	20,551
Fletcher Building, Ltd.	3,325	18,215
Meridian Energy, Ltd.	6,069	11,040
Mighty River Power, Ltd.	3,384	6,861
Ryman Healthcare, Ltd.	2,941	17,050
Spark New Zealand, Ltd.	16,706	42,336

		154,951

Norway – 0.4%
DNB ASA	7,245	85,709
Gjensidige Forsikring ASA	1,867	31,849
Norsk Hydro ASA	11,730	48,317
Orkla ASA	5,936	53,789
Schibsted ASA Class A	506	14,799
Schibsted ASA Class B(a)	597	16,536
Statoil ASA	8,274	130,343
Telenor ASA	5,564	90,073
Yara International ASA	1,233	46,421

		517,836

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR(a)	900	6,624
Credicorp, Ltd.	600	78,606
Southern Copper Corp.	1,500	41,565

		126,795

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	9,370	13,227
Aboitiz Power Corp.	7,100	6,777
Alliance Global Group, Inc.	21,700	7,776
Ayala Corp.	1,050	17,103
Ayala Land, Inc.	48,300	36,976
Bank of the Philippine Islands	3,800	7,180
BDO Unibank, Inc.	15,350	34,104
DMCI Holdings, Inc.	19,230	5,596
Energy Development Corp.	45,300	5,785
Globe Telecom, Inc.	160	7,714
GT Capital Holdings, Inc.	390	11,773
International Container Terminal Services, Inc.	2,460	3,617
JG Summit Holdings, Inc.	24,600	42,394
Jollibee Foods Corp.	2,060	10,156
Megaworld Corp.	54,000	4,867
Metro Pacific Investments Corp.	57,000	7,267
Philippine Long Distance Telephone Co.	570	24,511
SM Investments Corp.	1,530	31,550
SM Prime Holdings, Inc.	56,400	26,886
Universal Robina Corp.	8,110	38,185

		343,444

Poland – 0.3%
Alior Bank SA(a)	410	7,156
Bank Millennium SA(a)	3,024	4,737
Bank Pekao SA	778	34,428
Bank Zachodni WBK SA(a)	230	18,965
CCC SA	209	8,971
Cyfrowy Polsat SA(a)	927	6,045
Enea SA	1,101	3,526
Energa SA	1,052	3,705
Eurocash SA	1,077	15,438
Grupa Azoty SA(a)	463	11,980
KGHM Polska Miedz SA	698	14,272
LPP SA	4	5,911
mBank SA(a)	71	6,486
Orange Polska SA	3,172	5,744
PGE Polska Grupa Energetyczna SA	4,169	15,659
Polski Koncern Naftowy Orlen SA	2,862	56,826
Polskie Gornictwo Naftowe i Gazownictwo SA	8,556	12,230
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,798	50,776
Powszechny Zaklad Ubezpieczen SA	5,155	49,308
Tauron Polska Energia SA	17,518	14,167

		346,330

Portugal – 0.1%
Banco Comercial Portugues SA(a)	170,282	6,927
EDP – Energias de Portugal SA	15,742	56,077
Galp Energia SGPS SA	3,557	44,790
Jeronimo Martins SGPS SA	2,308	37,821

		145,615

Qatar – 0.2%
Barwa Real Estate Co.	470	4,672
Commercial Bank QSC	1,526	17,454
Doha Bank QSC	1,139	11,620
Ezdan Holding Group QSC	4,907	24,526
Industries Qatar QSC	1,440	42,827

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Qatar – (continued)
Masraf Al Rayan QSC	1,940	$19,020
Ooredoo QSC	387	9,884
Qatar Electricity & Water Co. QSC	133	7,670
Qatar Gas Transport Co., Ltd.	1,819	11,889
Qatar Insurance Co. SAQ	803	18,281
Qatar Islamic Bank SAQ	286	8,137
Qatar National Bank SAQ	1,419	54,868
Vodafone Qatar QSC	1,635	5,532

		236,380

Romania – 0.0%(d)
New Europe Property Investments PLC	1,500	19,155

Russia – 0.7%
AK Transneft OAO Preference Shares(a)	8	22,423
Alrosa PAO(a)	14,500	15,207
Gazprom PAO(a)	83,060	183,363
Lukoil PJSC(a)	2,010	78,449
Lukoil PJSC ADR	1,831	70,338
Magnit PJSC GDR	2,143	85,613
MegaFon PJSC GDR	450	4,950
MMC Norilsk Nickel PJSC(a)	377	49,028
Mobile TeleSystems PJSC ADR	4,800	38,832
Moscow Exchange MICEX-RTS PJSC(a)	13,013	20,329
Novatek OAO GDR	618	55,527
Rosneft OAO(a)	7,810	35,639
Sberbank of Russia PJSC(a)	69,130	113,507
Sberbank of Russia PJSC Preference Shares(a)	28,500	33,513
Severstal PAO(a)	1,640	17,575
Sistema JSFC GDR	1,855	11,983
Surgutneftegas OAO(a)	51,000	30,126
Surgutneftegas OAO Preference Share(a)	43,800	29,401
Tatneft PAO(a)	10,160	54,706
VTB Bank PJSC(a)	45,200,000	51,573

		1,002,082

Singapore – 1.0%
Ascendas REIT	19,375	34,387
CapitaLand Commercial Trust, Ltd.	22,000	24,016
CapitaLand Mall Trust REIT	22,000	34,145
CapitaLand, Ltd.	19,000	43,316
City Developments, Ltd.	4,000	24,269
ComfortDelGro Corp., Ltd.	20,000	43,368
DBS Group Holdings, Ltd.	13,128	149,940
Genting Singapore PLC	57,000	35,345
Global Logistic Properties, Ltd.	29,000	41,456
Golden Agri-Resources, Ltd.	50,000	15,224
Hutchison Port Holdings Trust	55,000	27,500
Jardine Cycle & Carriage, Ltd.	1,111	33,026
Keppel Corp., Ltd.	10,000	43,294
Oversea-Chinese Banking Corp., Ltd.	22,637	148,605
Sembcorp Industries, Ltd.	11,000	24,670
Sembcorp Marine, Ltd.	12,000	14,704
Singapore Airlines, Ltd.	5,000	42,403
Singapore Exchange, Ltd.	6,000	35,423
Singapore Press Holdings, Ltd.	12,000	35,645
Singapore Technologies Engineering, Ltd.	15,000	35,979
Singapore Telecommunications, Ltd.	59,000	167,370
StarHub, Ltd.	7,000	17,414
Suntec Real Estate Investment Trust	23,000	28,609
United Overseas Bank, Ltd.	10,000	140,131
UOL Group, Ltd.	5,040	22,457
Wilmar International, Ltd.	19,000	47,408

		1,310,104

South Africa – 1.5%
Anglo American Platinum, Ltd.(a)	261	6,422
AngloGold Ashanti, Ltd.(a)	3,005	41,781
Aspen Pharmacare Holdings, Ltd.(a)	2,946	64,132
Barclays Africa Group, Ltd.	3,206	32,607
Barloworld, Ltd.	1,061	5,454
Bidvest Group, Ltd.	2,169	55,007
Brait SE(a)	3,103	35,233
Capitec Bank Holdings, Ltd.	173	6,740
Coronation Fund Managers, Ltd.	1,099	5,484
Discovery, Ltd.	3,398	28,070
Exxaro Resources, Ltd.	692	3,387
FirstRand, Ltd.	27,472	90,347
Fortress Income Fund, Ltd.	4,609	11,218
Fortress Income Fund, Ltd. Class A	13,383	14,295
Foschini Group, Ltd.	861	8,280
Gold Fields, Ltd.	6,904	27,437
Growthpoint Properties, Ltd. REIT	13,109	21,899
Hyprop Investments, Ltd.	1,213	9,704
Impala Platinum Holdings, Ltd.(a)	2,581	8,248
Imperial Holdings, Ltd.	763	7,802
Investec PLC	4,252	31,321
Investec, Ltd.	1,235	9,229
Liberty Holdings, Ltd.	553	5,436
Life Healthcare Group Holdings, Ltd.	7,198	17,462
Massmart Holdings, Ltd.	525	4,527
Mediclinic International PLC(b)	3,276	42,189
Mediclinic International PLC(a)(b)	2,421	31,235
MMI Holdings, Ltd.	4,341	7,349
Mondi PLC	3,105	59,623
Mondi, Ltd.	590	11,389
Mr. Price Group, Ltd.	1,504	18,143
MTN Group, Ltd.	12,310	113,157
Naspers, Ltd. Class N	3,090	432,995
Nedbank Group, Ltd.	1,555	20,537
Netcare, Ltd.	4,888	11,997
Pick n Pay Stores, Ltd.	2,239	10,693
Pioneer Foods Group, Ltd.	1,132	10,701
PSG Group, Ltd.	440	5,998
Rand Merchant Investment Holdings, Ltd.	3,232	9,146
Redefine Properties, Ltd. REIT	35,794	29,155
Remgro, Ltd.	4,000	68,039

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Africa – (continued)
Resilient REIT, Ltd.	2,887	$26,605
RMB Holdings, Ltd.	5,831	24,287
Sanlam, Ltd.	11,610	54,064
Sappi, Ltd.(a)	5,357	23,809
Sasol, Ltd.	4,104	123,204
Shoprite Holdings, Ltd.	4,348	51,326
Sibanye Gold, Ltd.	5,525	21,277
SPAR Group, Ltd.	721	9,755
Standard Bank Group, Ltd.	10,003	90,100
Telkom SA SOC, Ltd.	1,133	4,435
Tiger Brands, Ltd.	1,010	22,334
Truworths International, Ltd.	4,334	28,942
Vodacom Group, Ltd.	2,734	29,840
Woolworths Holdings, Ltd.	6,703	40,866

		1,984,712

South Korea – 3.2%
Amorepacific Corp.	284	95,983
Amorepacific Corp. Preference Shares	40	7,712
AMOREPACIFIC Group	216	27,671
BGF retail Co., Ltd.	80	11,473
BNK Financial Group, Inc.	2,157	18,296
Celltrion, Inc.(a)	405	38,885
Cheil Worldwide, Inc.	390	5,797
CJ CheilJedang Corp.	70	21,271
CJ Corp.	124	21,198
CJ E&M Corp.	187	10,432
CJ Korea Express Corp.(a)	75	12,461
Coway Co., Ltd.	410	34,597
Daelim Industrial Co., Ltd.	135	10,731
Daewoo Securities Co., Ltd.	870	6,291
DGB Financial Group, Inc.	2,079	16,180
Dongbu Insurance Co., Ltd.	210	13,938
Dongsuh Cos., Inc.	746	20,972
Doosan Heavy Industries & Construction Co., Ltd.	282	5,326
E-MART, Inc.	130	19,950
GS Engineering & Construction Corp.(a)	240	5,729
GS Holdings Corp.	247	12,743
GS Retail Co., Ltd.	260	10,720
Hana Financial Group, Inc.	2,420	52,480
Hankook Tire Co., Ltd.	360	17,125
Hanmi Pharm Co., Ltd.	26	15,892
Hanmi Science Co., Ltd.	132	17,198
Hanon Systems	900	7,240
Hanssem Co., Ltd.	50	9,772
Hanwha Chemical Corp.	510	11,127
Hanwha Corp.	460	14,279
Hanwha Life Insurance Co., Ltd.	1,050	6,152
Hotel Shilla Co., Ltd.	140	8,141
Hyosung Corp.	110	13,851
Hyundai Department Store Co., Ltd.	74	8,897
Hyundai Development Co-Engineering & Construction	270	10,849
Hyundai Engineering & Construction Co., Ltd.	487	17,950
Hyundai Glovis Co., Ltd.	192	31,647
Hyundai Heavy Industries Co., Ltd.(a)	280	26,076
Hyundai Marine & Fire Insurance Co., Ltd.	300	8,709
Hyundai Mobis Co., Ltd.	526	114,528
Hyundai Motor Co.	1,187	158,287
Hyundai Motor Co. Preference Shares(b)	115	10,458
Hyundai Motor Co. Preference Shares(b)	290	26,880
Hyundai Steel Co.	688	33,389
Hyundai Wia Corp.	79	7,253
Industrial Bank of Korea	1,780	19,067
Kakao Corp.	257	22,293
Kangwon Land, Inc.	990	35,407
KB Financial Group, Inc.	3,035	84,527
KCC Corp.	24	8,730
KEPCO Plant Service & Engineering Co., Ltd.	100	5,605
Kia Motors Corp.	2,064	87,173
Korea Aerospace Industries, Ltd.	500	28,506
Korea Electric Power Corp.	2,000	105,282
Korea Gas Corp.	240	8,048
Korea Investment Holdings Co., Ltd.	650	24,980
Korea Zinc Co., Ltd.	73	30,736
Korean Air Lines Co., Ltd.(a)	169	4,581
KT&G Corp.	865	83,202
Kumho Petrochemical Co., Ltd.	68	3,461
LG Chem, Ltd.	362	103,668
LG Chem, Ltd. Preference Shares	65	12,902
LG Corp.	769	46,062
LG Display Co., Ltd.	1,770	41,170
LG Electronics, Inc.	814	43,846
LG Household & Health Care, Ltd.	68	56,191
LG Innotek Co., Ltd.	63	4,369
LG Uplus Corp.	1,030	9,952
Lotte Chemical Corp.	131	39,119
Lotte Chilsung Beverage Co., Ltd.	7	11,134
Lotte Confectionery Co., Ltd.	6	13,473
Lotte Shopping Co., Ltd.	143	31,386
Mirae Asset Securities Co., Ltd.	510	10,413
NAVER Corp.	217	120,872
NCSoft Corp.	139	30,812
NH Investment & Securities Co., Ltd.	680	5,905
OCI Co., Ltd.(a)	81	7,508
Orion Corp.	34	27,174
Ottogi Corp.	12	9,517
Paradise Co., Ltd.	409	5,186
POSCO	500	95,969
Posco Daewoo Corp.	400	7,555
S-1 Corp.	92	7,112
S-Oil Corp.	393	33,643
Samsung C&T Corp.	551	68,899
Samsung Card Co., Ltd.	374	12,313
Samsung Electro-Mechanics Co., Ltd.	468	24,063
Samsung Electronics Co., Ltd.	849	974,019

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Samsung Electronics Co., Ltd. Preference Shares	164	$158,751
Samsung Fire & Marine Insurance Co., Ltd.	255	65,779
Samsung Heavy Industries Co., Ltd.(a)	690	6,667
Samsung Life Insurance Co., Ltd.	550	56,510
Samsung SDI Co., Ltd.	412	35,666
Samsung SDS Co., Ltd.	250	38,256
Samsung Securities Co., Ltd.	818	28,576
Shinhan Financial Group Co., Ltd.	3,010	106,598
Shinsegae Co., Ltd.	59	10,473
SK Holdings Co., Ltd.	257	50,115
SK Hynix, Inc.	4,520	111,261
SK Innovation Co., Ltd.	444	66,779
SK Telecom Co., Ltd.	188	34,276
Woori Bank	2,720	22,500
Yuhan Corp.	38	9,321

		4,263,894

Spain – 2.1%
Abertis Infraestructuras SA	3,900	64,219
ACS Actividades de Construccion y Servicios SA	1,395	41,634
Aena SA(a)(c)	493	63,736
Amadeus IT Holding SA Class A	3,377	145,041
Banco Bilbao Vizcaya Argentaria SA	48,349	321,872
Banco de Sabadell SA	40,015	72,138
Banco Popular Espanol SA	12,797	33,350
Banco Santander SA	109,222	482,174
Bankia SA	34,272	32,415
Bankinter SA	5,032	35,610
CaixaBank SA	19,143	56,652
Distribuidora Internacional de Alimentacion SA	4,785	24,897
Enagas SA	1,531	46,085
Endesa SA	2,298	44,177
Ferrovial SA	3,538	76,139
Gas Natural SDG SA	2,517	50,969
Grifols SA	2,154	48,036
Iberdrola SA	41,688	278,430
Industria de Diseno Textil SA	8,287	279,196
Mapfre SA	8,670	18,762
Red Electrica Corp. SA	855	74,340
Repsol SA	8,574	96,923
Telefonica SA	34,133	383,206
Zardoya Otis SA	1,446	16,857

		2,786,858

Sweden – 2.0%
Alfa Laval AB	2,203	36,116
Assa Abloy AB Class B	7,684	151,847
Atlas Copco AB Class A	5,196	130,946
Atlas Copco AB Class B	2,608	61,575
Boliden AB	2,066	33,105
Electrolux AB Series B	1,744	45,952
Getinge AB Class B	1,510	34,850
Hennes & Mauritz AB Class B	7,224	241,225
Hexagon AB Class B	1,743	67,942
Husqvarna AB Class B	3,688	27,000
ICA Gruppen AB	625	20,708
Industrivarden AB Class C	1,454	24,823
Investment AB Kinnevik Class B	1,692	48,067
Investor AB Class B	3,520	124,792
Lundin Petroleum AB(a)	1,736	29,445
Nordea Bank AB	23,128	222,530
Sandvik AB	8,415	87,195
Securitas AB Class B	2,389	39,636
Skandinaviska Enskilda Banken AB Class A	10,707	102,425
Skanska AB Class B	2,731	62,424
SKF AB Class B	2,876	52,009
Svenska Cellulosa AB SCA Class B	4,539	142,049
Svenska Handelsbanken AB Class A	11,513	146,705
Swedbank AB Class A	6,959	150,139
Swedish Match AB	1,448	49,227
Tele2 AB Class B	2,536	23,556
Telefonaktiebolaget LM Ericsson Class B	23,217	232,837
TeliaSonera AB	20,245	105,312
Volvo AB Class B	11,941	131,242

		2,625,679

Switzerland – 6.5%
ABB, Ltd.(a)	16,694	326,680
Actelion, Ltd.(a)	796	119,444
Adecco SA	1,300	85,047
Aryzta AG(a)	673	27,991
Baloise Holding AG	370	47,214
Barry Callebaut AG(a)	20	21,824
Chocoladefabriken Lindt & Spruengli AG(b)	7	43,565
Chocoladefabriken Lindt & Spruengli AG(b)	1	75,174
Cie Financiere Richemont SA	3,968	263,318
Coca-Cola HBC AG(a)	1,515	32,227
Credit Suisse Group AG(a)	13,668	194,248
Dufry AG(a)	304	37,554
EMS-Chemie Holding AG	64	33,315
Galenica AG	34	51,338
Geberit AG	293	109,930
Givaudan SA	71	139,828
Glencore PLC	94,411	213,451
Julius Baer Group, Ltd.(a)	1,761	75,946
Kuehne + Nagel International AG	454	64,806
LafargeHolcim, Ltd.(a)(b)	2,412	113,919
LafargeHolcim, Ltd.(a)(b)	852	40,079
Lonza Group AG(a)	419	71,186
Nestle SA	24,225	1,817,539
Novartis AG	17,311	1,259,935
Pargesa Holding SA	292	18,676
Partners Group Holding AG	119	48,027
Roche Holding AG	5,344	1,320,863
Schindler Holding AG(b)	321	59,430
Schindler Holding AG(b)	161	29,606
SGS SA	43	91,240
Sika AG	18	71,538
Sonova Holding AG	386	49,497

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
STMicroelectronics NV	4,848	$26,949
Sulzer AG	116	11,568
Swatch Group AG(b)	241	83,827
Swatch Group AG(b)	390	26,369
Swiss Life Holding AG(a)	267	71,291
Swiss Prime Site AG(a)	494	43,744
Swiss Re AG	2,679	248,695
Swisscom AG	201	109,667
Syngenta AG	707	295,306
UBS Group AG	27,629	446,899
Wolseley PLC	2,030	114,929
Zurich Insurance Group AG(a)	1,144	266,752

		8,700,431

Taiwan – 2.4%
Acer, Inc.(a)	13,000	4,989
Advanced Semiconductor Engineering, Inc.	44,000	51,199
Advantech Co., Ltd.	2,000	14,697
Asia Cement Corp.	9,000	8,221
Asustek Computer, Inc.	6,000	53,878
AU Optronics Corp.	40,000	12,018
Catcher Technology Co., Ltd.	5,000	41,014
Cathay Financial Holding Co., Ltd.	65,000	77,857
Chailease Holding Co., Ltd.	12,480	21,754
Chang Hwa Commercial Bank, Ltd.	21,400	10,971
Cheng Shin Rubber Industry Co., Ltd.	8,000	16,083
Chicony Electronics Co., Ltd.	2,010	5,171
China Airlines, Ltd.(a)	13,000	4,645
China Development Financial Holding Corp.	90,000	24,049
China Life Insurance Co., Ltd.	15,400	11,843
China Steel Corp.	85,000	59,160
Chunghwa Telecom Co., Ltd.	30,000	102,069
Compal Electronics, Inc.	38,000	23,850
CTBC Financial Holding Co., Ltd.	104,342	55,115
Delta Electronics, Inc.	15,630	68,962
E.Sun Financial Holding Co., Ltd.	68,608	38,371
Eclat Textile Co., Ltd.	1,022	13,448
Eva Airways Corp.(a)	9,000	5,034
Evergreen Marine Corp. Taiwan, Ltd.	17,170	6,375
Far Eastern New Century Corp.	31,620	25,839
Far EasTone Telecommunications Co., Ltd.	14,000	31,363
Feng TAY Enterprise Co., Ltd.	1,030	5,473
First Financial Holding Co., Ltd.	63,313	31,279
Formosa Chemicals & Fibre Corp.	23,000	57,314
Formosa Petrochemical Corp.	6,000	17,245
Formosa Plastics Corp.	28,000	69,426
Foxconn Technology Co., Ltd.	4,040	9,063
Fubon Financial Holding Co., Ltd.	44,000	56,053
Giant Manufacturing Co., Ltd.	3,000	17,338
Highwealth Construction Corp.	3,900	5,695
Hiwin Technologies Corp.	1,030	4,561
Hon Hai Precision Industry Co., Ltd.	109,500	288,516
Hotai Motor Co., Ltd.	2,000	21,999
HTC Corp.	3,000	8,594
Hua Nan Financial Holdings Co., Ltd.	31,860	15,839
Innolux Corp.	76,000	26,566
Inotera Memories, Inc.(a)	11,000	9,963
Inventec Corp.	11,000	6,972
Largan Precision Co., Ltd.	1,000	77,523
Lite-On Technology Corp.	9,045	11,045
MediaTek, Inc.	12,000	92,095
Mega Financial Holding Co., Ltd.	74,601	53,081
Merida Industry Co., Ltd.	1,000	4,428
Nan Ya Plastics Corp.	32,000	67,214
Novatek Microelectronics Corp.	5,000	20,119
OBI Pharma, Inc.(a)	1,000	12,273
Pegatron Corp.	14,000	32,668
Phison Electronics Corp.	1,000	8,141
Pou Chen Corp.	20,000	25,478
Powertech Technology, Inc.	7,000	15,877
President Chain Store Corp.	4,000	29,145
Quanta Computer, Inc.	16,000	27,939
Radiant Opto-Electronics Corp.	2,000	3,878
Realtek Semiconductor Corp.	2,000	5,500
Ruentex Development Co., Ltd.	5,280	6,685
Ruentex Industries, Ltd.	3,000	4,940
Shin Kong Financial Holding Co., Ltd.	39,551	7,939
Siliconware Precision Industries Co., Ltd.	17,135	27,685
Simplo Technology Co., Ltd.	1,000	3,589
SinoPac Financial Holdings Co., Ltd.	66,563	20,579
Synnex Technology International Corp.	6,000	6,180
Taishin Financial Holding Co., Ltd.	60,000	21,160
Taiwan Business Bank(a)	45,066	11,944
Taiwan Cement Corp.	29,000	28,384
Taiwan Cooperative Financial Holding Co., Ltd.	76,350	34,161
Taiwan Fertilizer Co., Ltd.	4,000	6,046
Taiwan Mobile Co., Ltd.	12,000	38,963
Taiwan Semiconductor Manufacturing Co., Ltd.	186,000	936,242
Teco Electric and Machinery Co., Ltd.	9,000	7,341
Uni-President Enterprises Corp.	32,880	57,722
United Microelectronics Corp.	82,000	33,886
Vanguard International Semiconductor Corp.	4,000	6,252
Wistron Corp.	11,338	7,011
WPG Holdings, Ltd.	7,000	7,460
Yuanta Financial Holding Co., Ltd.	78,022	27,879
Yulon Motor Co., Ltd.	4,000	3,884
Zhen Ding Technology Holding, Ltd.	2,000	4,474

		3,236,681

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – 0.4%
Advanced Info Service PCL	5,900	$30,523
Airports of Thailand PCL	4,100	46,851
Bangkok Bank PCL NVDR	5,100	26,094
Bangkok Dusit Medical Services PCL	15,000	9,892
BEC World PCL	4,700	3,707
BTS Group Holdings PCL	27,900	7,098
Bumrungrad Hospital PCL	1,700	10,244
Central Pattana PCL	5,900	8,637
Charoen Pokphand Foods PCL	13,100	9,086
CP ALL PCL	27,600	35,893
Delta Electronics Thailand PCL	5,400	13,354
Glow Energy PCL	2,500	6,538
Indorama Ventures PCL	6,600	4,277
IRPC PCL	48,400	6,948
Kasikornbank PCL	11,000	54,719
Kasikornbank PCL NVDR	8,600	42,291
Krung Thai Bank PCL	15,600	8,292
Minor International PCL	8,250	8,677
PTT Exploration & Production PCL	8,100	16,175
PTT Global Chemical PCL	20,700	35,598
PTT PCL	8,400	66,856
Siam Cement PCL	3,200	42,570
Siam Commercial Bank PCL	14,000	56,111
Thai Oil PCL	3,900	7,677
Thai Union Group PCL	9,200	5,466
TMB Bank PCL	63,300	4,534
True Corp. PCL(a)	34,300	7,410

		575,518

Turkey – 0.3%
Akbank TAS	18,968	54,027
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,002	7,630
Arcelik A/S	1,143	7,778
BIM Birlesik Magazalar A/S	1,941	42,085
Coca-Cola Icecek A/S	369	5,384
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,184	9,361
Enka Insaat ve Sanayi A/S	2,593	4,494
Eregli Demir ve Celik Fabrikalari TAS	6,767	10,190
Ford Otomotiv Sanayi A/S	1,050	13,850
Haci Omer Sabanci Holding A/S	7,057	24,411
KOC Holding A/S	6,204	31,530
Petkim Petrokimya Holding A/S(a)	9,526	13,499
TAV Havalimanlari Holding A/S	790	4,716
Tofas Turk Otomobil Fabrikasi A/S	1,804	14,646
Tupras Turkiye Petrol Rafinerileri A/S(a)	1,185	33,395
Turk Hava Yollari AO(a)	2,668	7,381
Turk Telekomunikasyon A/S	2,538	6,021
Turkcell Iletisim Hizmetleri A/S	8,221	34,598
Turkiye Garanti Bankasi A/S	16,453	48,149
Turkiye Halk Bankasi A/S	4,682	17,410
Turkiye Is Bankasi	12,616	20,879
Turkiye Sise ve Cam Fabrikalari A/S	3,298	4,287
Turkiye Vakiflar Bankasi TAO Class D	3,625	6,064
Ulker Biskuvi Sanayi A/S	744	5,522
Yapi ve Kredi Bankasi A/S(a)	4,203	6,195

		433,502

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	13,495	24,617
Aldar Properties PJSC	15,203	11,383
Arabtec Holding PJSC(a)	10,931	4,881
DP World, Ltd.	798	14,994
Dubai Financial Market PJSC	23,678	8,767
Dubai Islamic Bank PJSC	4,778	7,714
Emaar Malls Group PJSC(a)	17,826	13,977
Emaar Properties PJSC	31,490	51,612
Emirates Telecommunications Group Co. PJSC	11,652	58,688
First Gulf Bank PJSC	4,341	13,887
National Bank of Abu Dhabi PJSC	3,273	7,788

		218,308

United Kingdom – 11.8%
3i Group PLC	7,006	45,958
Aberdeen Asset Management PLC	6,999	27,906
Admiral Group PLC	1,592	45,375
Aggreko PLC	2,202	34,086
Anglo American PLC	11,491	91,185
ARM Holdings PLC	10,784	157,168
Ashtead Group PLC	4,244	52,703
Associated British Foods PLC	2,750	132,372
AstraZeneca PLC	9,683	543,126
Auto Trader Group PLC(c)	8,371	46,923
Aviva PLC	30,857	202,284
Babcock International Group PLC	1,959	26,735
BAE Systems PLC	24,202	177,058
Barclays PLC	127,163	274,157
Barratt Developments PLC	7,881	63,490
Berkeley Group Holdings PLC	976	45,142
BP PLC	142,917	719,259
British American Tobacco PLC	14,236	836,871
British Land Co. PLC REIT	7,633	76,851
BT Group PLC	65,036	411,763
Bunzl PLC	2,646	76,937
Burberry Group PLC	3,565	69,942
Capita PLC	5,194	77,789
Centrica PLC	39,090	127,931
CNH Industrial NV	6,955	47,355
Cobham PLC	8,616	26,885
Compass Group PLC	12,560	221,685
Croda International PLC	1,009	44,073
Diageo PLC	18,993	513,624
Direct Line Insurance Group PLC	11,453	60,940
Dixons Carphone PLC	7,089	43,436
easyJet PLC	1,211	26,439
Fiat Chrysler Automobiles NV	5,821	47,097
G4S PLC	11,589	31,748
GKN PLC	14,442	59,948

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
GlaxoSmithKline PLC	37,188	$754,718
Hammerson PLC	5,677	47,203
Hargreaves Lansdown PLC	1,893	36,568
HSBC Holdings PLC	149,362	931,488
ICAP PLC	4,229	28,860
IMI PLC	2,117	28,982
Imperial Brands PLC	7,243	402,152
Inmarsat PLC	3,767	53,304
InterContinental Hotels Group PLC	1,887	77,867
International Consolidated Airlines Group SA	5,832	46,587
Intertek Group PLC	1,191	54,213
Intu Properties PLC	7,107	31,973
ITV PLC	29,650	102,790
J Sainsbury PLC	10,308	40,936
Johnson Matthey PLC	1,631	64,326
Kingfisher PLC	18,045	97,701
Land Securities Group PLC REIT	6,190	97,955
Legal & General Group PLC	45,614	154,199
Lloyds Banking Group PLC	431,921	422,268
London Stock Exchange Group PLC	2,451	99,344
Marks & Spencer Group PLC	12,904	75,338
Meggitt PLC	5,903	34,498
Merlin Entertainments PLC(c)	6,337	42,216
National Grid PLC	28,322	401,862
Next PLC	1,132	87,859
Old Mutual PLC	38,447	106,707
Pearson PLC	6,466	81,319
Persimmon PLC	2,421	72,552
Petrofac, Ltd.	2,253	29,824
Provident Financial PLC	1,245	53,057
Prudential PLC	19,462	363,925
Randgold Resources, Ltd.	699	63,998
Reckitt Benckiser Group PLC	4,837	467,884
RELX NV	7,674	134,191
RELX PLC	8,579	159,558
Rexam PLC	5,229	47,649
Rio Tinto PLC	9,542	268,191
Rio Tinto, Ltd.	3,306	108,567
Rolls-Royce Holdings PLC(a)	14,231	139,498
Royal Bank of Scotland Group PLC(a)	27,192	87,038
Royal Mail PLC	7,285	50,333
RSA Insurance Group PLC	7,388	50,514
SABMiller PLC	7,336	448,754
Sage Group PLC	8,487	76,728
Schroders PLC	927	35,748
Segro PLC	5,643	33,278
Severn Trent PLC	1,970	61,528
Sky PLC	7,974	117,361
Smith & Nephew PLC	6,969	114,990
Smiths Group PLC	2,941	45,484
Sports Direct International PLC(a)	3,040	16,521
SSE PLC	7,616	163,321
St James’s Place PLC	3,816	50,377
Standard Chartered PLC	25,078	170,329
Standard Life PLC	15,446	79,056
Tate & Lyle PLC	3,567	29,633
Taylor Wimpey PLC	25,690	70,267
Tesco PLC(a)	62,464	172,197
Travis Perkins PLC	1,786	46,899
Unilever NV	12,295	551,814
Unilever PLC	9,705	439,742
United Utilities Group PLC	5,371	71,253
Vodafone Group PLC	203,172	645,946
Weir Group PLC	1,669	26,579
Whitbread PLC	1,429	81,334
William Hill PLC	6,712	31,546
Wm Morrison Supermarkets PLC	16,634	47,505
Worldpay Group PLC(a)(c)	8,274	32,715
WPP PLC	9,877	230,972

		15,878,130

United States – 0.2%
Carnival PLC	1,452	78,303
Mobileye NV(a)	544	20,286
QIAGEN NV(a)	1,645	36,704
Thomson Reuters Corp.	2,700	109,841
Valeant Pharmaceuticals International, Inc.(a)	2,500	65,812

		310,946

TOTAL COMMON STOCKS (Cost $140,740,640)		126,987,370

RIGHTS – 0.0%(d)
Chile – 0.0%(d)
Banco de Credito e Inversiones (expiring 4/19/16)(a)	16	34

Qatar – 0.0%(d)
Qatar Insurance Co. SAQ (expiring 5/1/16)(a)	160	1,362

TOTAL RIGHTS (Cost $–)		1,396

WARRANTS – 0.0%(d)
Malaysia – 0.0%(d)
Gamuda Bhd (expiring 3/6/21)(a) (Cost $84)	1,416	399

SHORT-TERM INVESTMENT – 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24%(f)(g) (Cost $4,167,980)	4,167,980	4,167,980

TOTAL INVESTMENTS – 97.7% (Cost $144,908,704)		131,157,145
Other Assets in Excess of Liabilities – 2.3%		3,022,902

NET ASSETS – 100.0%		$134,180,047

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

(d)	Amount shown represents less than 0.05% of net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Portfolio’s net assets.

(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

(g)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/17/2016	40	$3,251,000	$35,209
Mini MSCI Emerging Markets (long)	06/17/2016	66	2,751,870	144,389

Total unrealized appreciation on open futures contracts purchased				$179,598

During the period ended March 31, 2016, average notional value related to futures contracts was $1,434,849.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$6,616,971	$–	$–		$6,616,971
Austria	191,685	–	–		191,685
Belgium	1,311,313	–	–		1,311,313
Brazil	1,831,629	–	–		1,831,629
Canada	8,557,364	–	–		8,557,364
Chile	314,033	–	–		314,033
China	6,423,722	23,391	–		6,447,113
Colombia	94,076	–	–		94,076
Czech Republic	52,438	–	–		52,438
Denmark	1,801,938	–	–		1,801,938
Egypt	35,850	–	–		35,850
Finland	932,659	–	–		932,659
France	8,937,485	–	–		8,937,485
Germany	8,350,425	–	–		8,350,425
Greece	114,850	–	–		114,850
Hong Kong	3,192,403	–	0	(a)	3,192,403
Hungary	78,392	–	–		78,392
India	2,200,574	–	–		2,200,574
Indonesia	726,474	–	–		726,474
Ireland	854,886	–	–		854,886
Israel	624,845	–	–		624,845
Italy	1,839,094	–	–		1,839,094
Japan	20,553,507	36,407	–		20,589,914
Luxembourg	228,492	–	–		228,492
Macau	32,696	–	–		32,696
Malaysia	864,001	–	–		864,001
Mexico	1,225,683	–	–		1,225,683
Netherlands	3,722,736	–	–		3,722,736
New Zealand	154,951	–	–		154,951
Norway	517,836	–	–		517,836
Peru	126,795	–	–		126,795
Philippines	343,444	–	–		343,444
Poland	346,330	–	–		346,330
Portugal	145,615	–	–		145,615

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Qatar	$236,380	$–	$–	$236,380
Romania	19,155	–	–	19,155
Russia	1,002,082	–	–	1,002,082
Singapore	1,310,104	–	–	1,310,104
South Africa	1,984,712	–	–	1,984,712
South Korea	4,263,894	–	–	4,263,894
Spain	2,786,858	–	–	2,786,858
Sweden	2,625,679	–	–	2,625,679
Switzerland	8,700,431	–	–	8,700,431
Taiwan	3,236,681	–	–	3,236,681
Thailand	575,518	–	–	575,518
Turkey	433,502	–	–	433,502
United Arab Emirates	218,308	–	–	218,308
United Kingdom	15,878,130	–	–	15,878,130
United States	310,946	–	–	310,946
Rights
Chile	34	–	–	34
Qatar	1,362	–	–	1,362
Warrants
Malaysia	399	–	–	399
Short-Term Investment	4,167,980	–	–	4,167,980

Total Investments	$131,097,347	$59,798	$0	$131,157,145

Other Financial Instruments:
Futures Contracts(b)	179,598	–	–	179,598

Total Investments and Other Financial Instruments	$131,276,945	$59,798	$0	$131,336,743

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2016.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 93.8%
Aerospace & Defense – 1.7%
AAR Corp.	260	$6,050
Aerojet Rocketdyne Holdings, Inc.(a)	600	9,828
Aerovironment, Inc.(a)	200	5,664
American Science & Engineering, Inc.	39	1,080
Astronics Corp.(a)	226	8,622
B/E Aerospace, Inc.	901	41,554
BWX Technologies, Inc.	953	31,983
Cubic Corp.	200	7,992
Curtiss-Wright Corp.	434	32,841
DigitalGlobe, Inc.(a)	600	10,380
Ducommun, Inc.(a)	100	1,525
Engility Holdings, Inc.(a)	100	1,876
Esterline Technologies Corp.(a)	300	19,221
HEICO Corp.	142	8,538
HEICO Corp. Class A	359	17,088
Hexcel Corp.	847	37,022
Huntington Ingalls Industries, Inc.	413	56,556
KEYW Holding Corp.(a)	200	1,328
KLX, Inc.(a)	443	14,238
Kratos Defense & Security Solutions, Inc.(a)	300	1,485
Moog, Inc. Class A(a)	351	16,034
National Presto Industries, Inc.	25	2,094
Orbital ATK, Inc.	515	44,774
Sparton Corp.(a)	100	1,799
Spirit AeroSystems Holdings, Inc. Class A(a)	1,173	53,207
TASER International, Inc.(a)	392	7,695
Teledyne Technologies, Inc.(a)	330	29,086
TransDigm Group, Inc.(a)	447	98,492
Triumph Group, Inc.	445	14,009
Vectrus, Inc.(a)	100	2,275

		584,336

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	500	7,690
Atlas Air Worldwide Holdings, Inc.(a)	182	7,693
Echo Global Logistics, Inc.(a)	200	5,432
Forward Air Corp.	300	13,596
Hub Group, Inc. Class A(a)	317	12,930
Park-Ohio Holdings Corp.	46	1,970
Radiant Logistics, Inc.(a)	200	714
XPO Logistics, Inc.(a)	600	18,420

		68,445

Airlines – 0.7%
Alaska Air Group, Inc.	1,083	88,828
Allegiant Travel Co.	109	19,408
Copa Holdings SA Class A	279	18,902
Hawaiian Holdings, Inc.(a)	400	18,876
JetBlue Airways Corp.(a)	2,636	55,672
SkyWest, Inc.	500	9,995
Spirit Airlines, Inc.(a)	600	28,788
Virgin America, Inc.(a)	185	7,134

		247,603

Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.(a)	700	10,773
Cooper Tire & Rubber Co.	500	18,510
Cooper-Standard Holding, Inc.(a)	100	7,184
Dana Holding Corp.	1,294	18,232
Dorman Products, Inc.(a)	254	13,823
Drew Industries, Inc.	211	13,601
Federal-Mogul Holdings Corp.(a)	200	1,976
Fox Factory Holding Corp.(a)	100	1,581
Gentex Corp.	2,466	38,692
Gentherm, Inc.(a)	354	14,723
Horizon Global Corp.(a)	174	2,189
Lear Corp.	654	72,705
Metaldyne Performance Group, Inc.	100	1,681
Modine Manufacturing Co.(a)	383	4,217
Motorcar Parts of America, Inc.(a)	200	7,596
Standard Motor Products, Inc.	149	5,163
Stoneridge, Inc.(a)	182	2,650
Strattec Security Corp.	19	1,090
Superior Industries International, Inc.	188	4,151
Tenneco, Inc.(a)	535	27,558
Tower International, Inc.	161	4,379
Visteon Corp.	378	30,085

		302,559

Automobiles – 0.6%
Tesla Motors, Inc.(a)	829	190,479
Thor Industries, Inc.	396	25,253
Winnebago Industries, Inc.	200	4,490

		220,222

Banks – 5.3%
1st Source Corp.	100	3,184
Access National Corp.	100	1,983
American National Bankshares, Inc.	100	2,533
Ameris Bancorp	300	8,874
Ames National Corp.	100	2,476
Arrow Financial Corp.	102	2,710
Associated Banc-Corp	1,300	23,322
Banc of California, Inc.	400	7,000
BancFirst Corp.	38	2,167
Banco Latinoamericano de Comercio Exterior SA	200	4,844
Bancorp, Inc.(a)	200	1,144
BancorpSouth, Inc.	770	16,409
Bank of Hawaii Corp.	384	26,219
Bank of Marin Bancorp	31	1,526
Bank of the Ozarks, Inc.	646	27,113

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
BankUnited, Inc.	872	$30,032
Banner Corp.	200	8,408
Bar Harbor Bankshares	39	1,296
BBCN Bancorp, Inc.	700	10,633
Berkshire Hills Bancorp, Inc.	200	5,378
Blue Hills Bancorp, Inc.	226	3,089
BNC Bancorp	200	4,224
BOK Financial Corp.	284	15,512
Boston Private Financial Holdings, Inc.	600	6,870
Bridge Bancorp, Inc.	100	3,047
Brookline Bancorp, Inc.	600	6,606
Bryn Mawr Bank Corp.	100	2,573
C1 Financial, Inc.(a)	100	2,420
Camden National Corp.	39	1,638
Capital Bank Financial Corp. Class A	137	4,226
Capital City Bank Group, Inc.	100	1,459
Cardinal Financial Corp.	300	6,105
Cascade Bancorp(a)	301	1,719
Cathay General Bancorp	654	18,528
CenterState Banks, Inc.	300	4,467
Central Pacific Financial Corp.	179	3,897
Century Bancorp, Inc. Class A	36	1,401
Chemical Financial Corp.	300	10,707
CIT Group, Inc.	1,490	46,235
Citizens & Northern Corp.	100	1,988
City Holding Co.	100	4,778
CNB Financial Corp.	100	1,759
CoBiz Financial, Inc.	200	2,364
Columbia Banking System, Inc.	500	14,960
Commerce Bancshares, Inc.	775	34,836
Community Bank System, Inc.	400	15,284
Community Trust Bancorp, Inc.	100	3,532
CommunityOne Bancorp(a)	123	1,633
ConnectOne Bancorp, Inc.	200	3,270
CU Bancorp(a)	100	2,117
Cullen/Frost Bankers, Inc.	451	24,855
Customers Bancorp, Inc.(a)	200	4,726
CVB Financial Corp.	900	15,705
Eagle Bancorp, Inc.(a)	300	14,400
East West Bancorp, Inc.	1,185	38,489
Enterprise Bancorp, Inc.	75	1,968
Enterprise Financial Services Corp.	200	5,408
Farmers Capital Bank Corp.	49	1,295
FCB Financial Holdings, Inc. Class A(a)	282	9,379
Fidelity Southern Corp.	100	1,604
Financial Institutions, Inc.	100	2,907
First BanCorp(a)	600	1,752
First Bancorp	100	1,885
First Bancorp, Inc.	100	1,951
First Busey Corp.	233	4,772
First Business Financial Services, Inc.	100	2,293
First Citizens BancShares, Inc. Class A	65	16,320
First Commonwealth Financial Corp.	800	7,088
First Community Bancshares, Inc.	100	1,984
First Connecticut Bancorp, Inc.	100	1,596
First Financial Bancorp	500	9,090
First Financial Bankshares, Inc.	551	16,299
First Financial Corp.	100	3,421
First Horizon National Corp.	1,915	25,086
First Interstate BancSystem, Inc. Class A	200	5,626
First Merchants Corp.	378	8,909
First Midwest Bancorp, Inc.	700	12,614
First NBC Bank Holding Co.(a)	100	2,059
First Niagara Financial Group, Inc.	2,950	28,556
First of Long Island Corp.	100	2,850
First Republic Bank	1,204	80,235
FirstMerit Corp.	1,400	29,470
Flushing Financial Corp.	200	4,324
FNB Corp.	1,737	22,598
Franklin Financial Network, Inc.(a)	55	1,485
Fulton Financial Corp.	1,500	20,070
German American Bancorp, Inc.	100	3,220
Glacier Bancorp, Inc.	600	15,252
Great Southern Bancorp, Inc.	68	2,525
Great Western Bancorp, Inc.	400	10,908
Green Bancorp, Inc.(a)	100	757
Guaranty Bancorp	100	1,546
Hancock Holding Co.	700	16,072
Hanmi Financial Corp.	300	6,606
Heartland Financial USA, Inc.	200	6,158
Heritage Commerce Corp.	200	2,002
Heritage Financial Corp.	200	3,514
Heritage Oaks Bancorp	200	1,558
Hilltop Holdings, Inc.(a)	700	13,216
Home BancShares, Inc.	500	20,475
HomeTrust Bancshares, Inc.(a)	100	1,833
Horizon Bancorp	100	2,472
IBERIABANK Corp.	347	17,791
Independent Bank Corp.(b)	233	10,709
Independent Bank Corp.(b)	200	2,910
Independent Bank Group, Inc.	51	1,397
International Bancshares Corp.	452	11,146
Investors Bancorp, Inc.	2,900	33,756
Lakeland Bancorp, Inc.	200	2,030
Lakeland Financial Corp.	152	6,959
LegacyTexas Financial Group, Inc.	348	6,838
MainSource Financial Group, Inc.	170	3,585
MB Financial, Inc.	600	19,470
Mercantile Bank Corp.	100	2,242
Merchants Bancshares, Inc.	51	1,517
MidWestOne Financial Group, Inc.	51	1,400
National Bank Holdings Corp. Class A	200	4,078
National Bankshares, Inc.	37	1,270
National Commerce Corp.(a)	63	1,487
National Penn Bancshares, Inc.	1,200	12,768
NBT Bancorp, Inc.	400	10,780
OFG Bancorp	200	1,398
Old National Bancorp	1,000	12,190
Old Second Bancorp, Inc.(a)	200	1,434
Opus Bank	100	3,400
Pacific Continental Corp.	100	1,613
Pacific Premier Bancorp, Inc.(a)	200	4,274
PacWest Bancorp	979	36,370
Park National Corp.	116	10,440

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Park Sterling Corp.	500	$3,335
Peapack Gladstone Financial Corp.	100	1,690
Penns Woods Bancorp, Inc.	47	1,811
Peoples Bancorp, Inc.	100	1,954
Peoples Financial Services Corp.	39	1,451
Pinnacle Financial Partners, Inc.	352	17,269
Popular, Inc.	900	25,749
Preferred Bank	100	3,025
PrivateBancorp, Inc.	672	25,939
Prosperity Bancshares, Inc.	602	27,927
QCR Holdings, Inc.	100	2,385
Renasant Corp.	361	11,880
Republic Bancorp, Inc. Class A	100	2,583
S&T Bancorp, Inc.	253	6,517
Sandy Spring Bancorp, Inc.	200	5,566
Seacoast Banking Corp. of Florida(a)	200	3,158
ServisFirst Bancshares, Inc.	200	8,880
Sierra Bancorp	100	1,815
Signature Bank(a)	430	58,532
Simmons First National Corp. Class A	300	13,521
South State Corp.	207	13,296
Southside Bancshares, Inc.	200	5,214
Southwest Bancorp, Inc.	100	1,505
State Bank Financial Corp.	300	5,928
Sterling Bancorp	1,000	15,930
Stock Yards Bancorp, Inc.	100	3,853
Stonegate Bank	100	2,996
Suffolk Bancorp	100	2,524
Sun Bancorp, Inc.(a)	100	2,071
SVB Financial Group(a)	451	46,025
Synovus Financial Corp.	1,100	31,801
Talmer Bancorp, Inc. Class A	500	9,045
TCF Financial Corp.	1,400	17,164
Texas Capital Bancshares, Inc.(a)	398	15,275
Tompkins Financial Corp.	151	9,664
Towne Bank	400	7,676
TriCo Bancshares	176	4,456
TriState Capital Holdings, Inc.(a)	100	1,260
Triumph Bancorp, Inc.(a)	100	1,583
Trustmark Corp.	577	13,288
UMB Financial Corp.	356	18,380
Umpqua Holdings Corp.	1,800	28,548
Union Bankshares Corp.	400	9,852
United Bankshares, Inc.	551	20,222
United Community Banks, Inc.	385	7,111
Univest Corp. of Pennsylvania	100	1,951
Valley National Bancorp	2,000	19,080
Washington Trust Bancorp, Inc.	100	3,732
Webster Financial Corp.	800	28,720
WesBanco, Inc.	350	10,398
West Bancorp, Inc.	100	1,823
Westamerica Bancorp	185	9,011
Western Alliance Bancorp(a)	696	23,232
Wilshire Bancorp, Inc.	600	6,180
Wintrust Financial Corp.	408	18,091
Yadkin Financial Corp.	500	11,835

		1,836,637

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	77	14,250
Coca-Cola Bottling Co. Consolidated	35	5,592
MGP Ingredients, Inc.	100	2,424
National Beverage Corp.(a)	100	4,232

		26,498

Biotechnology – 3.3%
ACADIA Pharmaceuticals, Inc.(a)	718	20,075
Acceleron Pharma, Inc.(a)	200	5,278
Achillion Pharmaceuticals, Inc.(a)	1,100	8,492
Acorda Therapeutics, Inc.(a)	400	10,580
Adamas Pharmaceuticals, Inc.(a)	100	1,446
Aduro Biotech, Inc.(a)	54	692
Advaxis, Inc.(a)	200	1,806
Aegerion Pharmaceuticals, Inc.(a)	100	370
Affimed NV(a)	100	374
Agenus, Inc.(a)	400	1,664
Agios Pharmaceuticals, Inc.(a)	268	10,881
Aimmune Therapeutics, Inc.(a)	100	1,356
Akebia Therapeutics, Inc.(a)	200	1,802
Alder Biopharmaceuticals, Inc.(a)	152	3,722
Alkermes PLC(a)	1,211	41,404
Alnylam Pharmaceuticals, Inc.(a)	607	38,101
AMAG Pharmaceuticals, Inc.(a)	300	7,020
Amicus Therapeutics, Inc.(a)	841	7,106
Anacor Pharmaceuticals, Inc.(a)	382	20,418
Anthera Pharmaceuticals, Inc.(a)	200	724
Applied Genetic Technologies Corp.(a)	87	1,216
Ardelyx, Inc.(a)	100	777
Arena Pharmaceuticals, Inc.(a)	1,200	2,364
ARIAD Pharmaceuticals, Inc.(a)	1,200	7,668
Array BioPharma, Inc.(a)	1,083	3,195
Arrowhead Research Corp.(a)	300	1,446
Atara Biotherapeutics, Inc.(a)	100	1,903
Avalanche Biotechnologies, Inc.(a)	100	517
Axovant Sciences, Ltd.(a)	137	1,573
Bellicum Pharmaceuticals, Inc.(a)	82	767
BioCryst Pharmaceuticals, Inc.(a)	700	1,981
BioMarin Pharmaceutical, Inc.(a)	1,389	114,565
BioSpecifics Technologies Corp.(a)	26	905
BioTime, Inc.(a)	500	1,435
Bluebird Bio, Inc.(a)	348	14,790
Blueprint Medicines Corp.(a)	100	1,805
Cara Therapeutics, Inc.(a)	100	622
Catalyst Pharmaceuticals, Inc.(a)	400	468
Celldex Therapeutics, Inc.(a)	700	2,646
Cellular Biomedicine Group, Inc.(a)	100	1,865
Cepheid(a)	600	20,016
ChemoCentryx, Inc.(a)	300	747
Chimerix, Inc.(a)	297	1,518
Clovis Oncology, Inc.(a)	180	3,456
Coherus Biosciences, Inc.(a)	200	4,246
Concert Pharmaceuticals, Inc.(a)	100	1,366
CTI BioPharma Corp.(a)	2,400	1,275
Curis, Inc.(a)	600	966
Cytokinetics, Inc.(a)	200	1,410
CytomX Therapeutics, Inc.(a)	76	980
CytRx Corp.(a)	657	1,761
Dicerna Pharmaceuticals, Inc.(a)	100	536

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Dyax Corp.(a)	1,009	$1,120
Dynavax Technologies Corp.(a)	338	6,503
Eagle Pharmaceuticals, Inc.(a)	64	2,592
Emergent BioSolutions, Inc.(a)	300	10,905
Enanta Pharmaceuticals, Inc.(a)	100	2,937
Epizyme, Inc.(a)	238	2,885
Esperion Therapeutics, Inc.(a)	100	1,691
Exact Sciences Corp.(a)	704	4,745
Exelixis, Inc.(a)	2,009	8,036
FibroGen, Inc.(a)	400	8,516
Five Prime Therapeutics, Inc.(a)	247	10,036
Flexion Therapeutics, Inc.(a)	100	920
Foundation Medicine, Inc.(a)	100	1,818
Galena Biopharma, Inc.(a)	800	1,088
Genocea Biosciences, Inc.(a)	100	774
Genomic Health, Inc.(a)	100	2,477
Geron Corp.(a)	1,183	3,454
Global Blood Therapeutics, Inc.(a)	38	603
Halozyme Therapeutics, Inc.(a)	752	7,121
Heron Therapeutics, Inc.(a)	217	4,121
Idera Pharmaceuticals, Inc.(a)	600	1,188
Ignyta, Inc.(a)	100	677
Immune Design Corp.(a)	100	1,300
ImmunoGen, Inc.(a)	600	5,112
Immunomedics, Inc.(a)	500	1,250
Incyte Corp.(a)	1,312	95,081
Infinity Pharmaceuticals, Inc.(a)	300	1,581
Inovio Pharmaceuticals, Inc.(a)	811	7,064
Insmed, Inc.(a)	633	8,020
Insys Therapeutics, Inc.(a)	153	2,446
Intercept Pharmaceuticals, Inc.(a)	135	17,343
Intrexon Corp.(a)	441	14,946
Ionis Pharmaceuticals, Inc.(a)	1,014	41,067
Ironwood Pharmaceuticals, Inc. Class A(a)	1,100	12,034
Juno Therapeutics, Inc.(a)	100	3,809
Karyopharm Therapeutics, Inc.(a)	100	892
Keryx Biopharmaceuticals, Inc.(a)	803	3,750
Kite Pharma, Inc.(a)	288	13,222
La Jolla Pharmaceutical Co.(a)	100	2,091
Lexicon Pharmaceuticals, Inc.(a)	321	3,836
Ligand Pharmaceuticals, Inc.(a)	153	16,385
Lion Biotechnologies, Inc.(a)	200	1,016
Loxo Oncology, Inc.(a)	77	2,105
MacroGenics, Inc.(a)	200	3,750
MannKind Corp.(a)	2,400	3,864
Medivation, Inc.(a)	1,354	62,257
Merrimack Pharmaceuticals, Inc.(a)	805	6,738
MiMedx Group, Inc.(a)	793	6,931
Mirati Therapeutics, Inc.(a)	100	2,140
Momenta Pharmaceuticals, Inc.(a)	400	3,696
Myriad Genetics, Inc.(a)	551	20,624
Navidea Biopharmaceuticals, Inc.(a)	800	756
Neurocrine Biosciences, Inc.(a)	688	27,210
NewLink Genetics Corp.(a)	158	2,876
Northwest Biotherapeutics, Inc.(a)	200	292
Novavax, Inc.(a)	2,300	11,868
Oncocyte Corp.(a)	25	115
OncoMed Pharmaceuticals, Inc.(a)	100	1,011
Oncothyreon, Inc.(a)	500	635

Ophthotech Corp.(a)	254	10,737
OPKO Health, Inc.(a)	2,523	26,214
Organovo Holdings, Inc.(a)	500	1,085
Osiris Therapeutics, Inc.(a)	100	571
Otonomy, Inc.(a)	100	1,492
OvaScience, Inc.(a)	100	949
PDL BioPharma, Inc.	1,255	4,179
Peregrine Pharmaceuticals, Inc.(a)	1,500	631
Pfenex, Inc.(a)	100	983
Portola Pharmaceuticals, Inc.(a)	441	8,996
Progenics Pharmaceuticals, Inc.(a)	400	1,744
Prothena Corp. PLC(a)	300	12,348
PTC Therapeutics, Inc.(a)	300	1,932
Puma Biotechnology, Inc.(a)	262	7,695
Radius Health, Inc.(a)	315	9,904
Raptor Pharmaceutical Corp.(a)	400	1,840
Regulus Therapeutics, Inc.(a)	300	2,079
Repligen Corp.(a)	300	8,046
Retrophin, Inc.(a)	200	2,732
Rigel Pharmaceuticals, Inc.(a)	700	1,456
Sage Therapeutics, Inc.(a)	100	3,206
Sangamo BioSciences, Inc.(a)	400	2,420
Sarepta Therapeutics, Inc.(a)	400	7,808
Seattle Genetics, Inc.(a)	900	31,581
Seres Therapeutics, Inc.(a)	46	1,222
Sorrento Therapeutics, Inc.(a)	100	538
Spark Therapeutics, Inc.(a)	42	1,239
Spectrum Pharmaceuticals, Inc.(a)	600	3,816
Synergy Pharmaceuticals, Inc.(a)	500	1,380
TESARO, Inc.(a)	249	10,963
TG Therapeutics, Inc.(a)	200	1,704
Threshold Pharmaceuticals, Inc.(a)	300	138
Trevena, Inc.(a)	200	1,654
Trovagene, Inc.(a)	200	930
Ultragenyx Pharmaceutical, Inc.(a)	365	23,108
United Therapeutics Corp.(a)	398	44,349
Vanda Pharmaceuticals, Inc.(a)	200	1,672
Verastem, Inc.(a)	200	316
Versartis, Inc.(a)	100	802
Vitae Pharmaceuticals, Inc.(a)	130	862
Vital Therapies, Inc.(a)	100	907
Xencor, Inc.(a)	185	2,483
Zafgen, Inc.(a)	100	668
ZIOPHARM Oncology, Inc.(a)	1,000	7,420

		1,134,215

Building Products – 1.2%
AAON, Inc.	300	8,400
Advanced Drainage Systems, Inc.	300	6,390
American Woodmark Corp.(a)	116	8,652
AO Smith Corp.	609	46,473
Apogee Enterprises, Inc.	309	13,562
Armstrong World Industries, Inc.(a)	355	17,171
Builders FirstSource, Inc.(a)	400	4,508
Continental Building Products, Inc.(a)	200	3,712
Fortune Brands Home & Security, Inc.	1,387	77,727
Gibraltar Industries, Inc.(a)	300	8,580
Griffon Corp.	200	3,090
Insteel Industries, Inc.	200	6,114
Lennox International, Inc.	348	47,046

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Masonite International Corp.(a)	300	$19,650
NCI Building Systems, Inc.(a)	228	3,238
Nortek, Inc.(a)	50	2,415
Owens Corning	1,009	47,706
Patrick Industries, Inc.(a)	100	4,539
PGT, Inc.(a)	400	3,936
Ply Gem Holdings, Inc.(a)	100	1,405
Quanex Building Products Corp.	368	6,388
Simpson Manufacturing Co., Inc.	400	15,268
Trex Co., Inc.(a)	300	14,379
Universal Forest Products, Inc.	173	14,847
USG Corp.(a)	800	19,848

		405,044

Capital Markets – 1.5%
Arlington Asset Investment Corp. Class A	100	1,253
Artisan Partners Asset Management, Inc. Class A	255	7,864
Associated Capital Group, Inc. Class A(a)	33	925
BGC Partners, Inc. Class A	1,600	14,480
Calamos Asset Management, Inc. Class A	100	849
Cohen & Steers, Inc.	155	6,033
Cowen Group, Inc. Class A(a)	600	2,286
Diamond Hill Investment Group, Inc.	34	6,030
Eaton Vance Corp.	1,000	33,520
Evercore Partners, Inc. Class A	343	17,750
Federated Investors, Inc. Class B	800	23,080
Financial Engines, Inc.	466	14,646
GAMCO Investors, Inc. Class A	33	1,223
Greenhill & Co., Inc.	217	4,817
HFF, Inc. Class A	346	9,525
Houlihan Lokey, Inc.	100	2,490
Interactive Brokers Group, Inc. Class A	500	19,660
INTL. FCStone, Inc.(a)	100	2,673
Investment Technology Group, Inc.	300	6,630
Janus Capital Group, Inc.	1,200	17,556
KCG Holdings, Inc. Class A(a)	200	2,390
Ladenburg Thalmann Financial Services, Inc.(a)	500	1,250
Lazard, Ltd. Class A	1,063	41,245
LPL Financial Holdings, Inc.	650	16,120
Moelis & Co. Class A	100	2,823
NorthStar Asset Management Group, Inc.	1,600	18,160
OM Asset Management PLC	300	4,005
Oppenheimer Holdings, Inc. Class A	100	1,578
Piper Jaffray Cos.(a)	100	4,956
Raymond James Financial, Inc.	1,100	52,371
Safeguard Scientifics, Inc.(a)	100	1,325
SEI Investments Co.	1,152	49,594
Stifel Financial Corp.(a)	554	16,398
TD Ameritrade Holding Corp.	2,211	69,713
Virtu Financial, Inc. Class A	100	2,211
Virtus Investment Partners, Inc.	50	3,906
Waddell & Reed Financial, Inc. Class A	739	17,396
Westwood Holdings Group, Inc.	40	2,346
WisdomTree Investments, Inc.	1,000	11,430

		512,507

Chemicals – 2.3%
A Schulman, Inc.	290	7,894
Albemarle Corp.	946	60,478
American Vanguard Corp.	252	3,977
Ashland, Inc.	532	58,499
Axalta Coating Systems, Ltd.(a)	900	26,280
Axiall Corp.	601	13,126
Balchem Corp.	300	18,606
Cabot Corp.	540	26,098
Calgon Carbon Corp.	500	7,010
Celanese Corp. Series A	1,287	84,298
Chase Corp.	37	1,946
Chemours Co.	1,500	10,500
Chemtura Corp.(a)	571	15,074
Ferro Corp.(a)	542	6,433
Flotek Industries, Inc.(a)	300	2,199
FutureFuel Corp.	200	2,358
GCP Applied Technologies, Inc.(a)	597	11,904
Hawkins, Inc.	100	3,609
HB Fuller Co.	454	19,272
Huntsman Corp.	1,700	22,610
Innophos Holdings, Inc.	200	6,182
Innospec, Inc.	174	7,545
Intrepid Potash, Inc.(a)	300	333
KMG Chemicals, Inc.	100	2,307
Koppers Holdings, Inc.(a)	200	4,494
Kraton Performance Polymers, Inc.(a)	200	3,460
LSB Industries, Inc.(a)	100	1,275
Minerals Technologies, Inc.	343	19,500
NewMarket Corp.	69	27,342
Olin Corp.	1,400	24,318
OMNOVA Solutions, Inc.(a)	200	1,112
Platform Specialty Products Corp.(a)	1,200	10,320
PolyOne Corp.	800	24,200
Quaker Chemical Corp.	100	8,486
Rayonier Advanced Materials, Inc.	400	3,800
RPM International, Inc.	1,113	52,678
Scotts Miracle-Gro Co. Class A	393	28,599
Senomyx, Inc.(a)	200	520
Sensient Technologies Corp.	404	25,638
Solazyme, Inc.(a)	400	812
Stepan Co.	142	7,851
Trecora Resources(a)	100	962
Tredegar Corp.	207	3,254
Trinseo SA(a)	100	3,681
Tronox, Ltd. Class A	769	4,914
Valspar Corp.	685	73,309
Westlake Chemical Corp.	380	17,594
WR Grace & Co.(a)	597	42,494

		809,151

Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	500	16,155
ACCO Brands Corp.(a)	816	7,328
ARC Document Solutions, Inc.(a)	200	900

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Brady Corp. Class A	400	$10,736
Brink’s Co.	454	15,250
Casella Waste Systems, Inc. Class A(a)	200	1,340
CECO Environmental Corp.	156	969
Civeo Corp.(a)	600	738
Clean Harbors, Inc.(a)	500	24,670
Copart, Inc.(a)	1,017	41,463
Covanta Holding Corp.	1,000	16,860
Deluxe Corp.	445	27,808
Ennis, Inc.	200	3,910
Essendant, Inc.	349	11,143
G&K Services, Inc. Class A	172	12,599
Healthcare Services Group, Inc.	665	24,479
Heritage-Crystal Clean, Inc.(a)	100	994
Herman Miller, Inc.	500	15,445
HNI Corp.	389	15,237
InnerWorkings, Inc.(a)	200	1,590
Interface, Inc.	600	11,124
KAR Auction Services, Inc.	1,173	44,738
Kimball International, Inc. Class B	200	2,270
Knoll, Inc.	400	8,660
Matthews International Corp. Class A	331	17,036
McGrath RentCorp	200	5,016
Mobile Mini, Inc.	400	13,208
MSA Safety, Inc.	279	13,490
Multi-Color Corp.	100	5,335
Quad/Graphics, Inc.	300	3,882
Rollins, Inc.	763	20,692
RR Donnelley & Sons Co.	1,700	27,880
SP Plus Corp.(a)	100	2,406
Steelcase, Inc. Class A	700	10,444
Team, Inc.(a)	300	9,114
Tetra Tech, Inc.	500	14,910
TRC Cos., Inc.(a)	100	725
UniFirst Corp.	127	13,858
US Ecology, Inc.	196	8,655
Viad Corp.	154	4,491
VSE Corp.	40	2,716
Waste Connections, Inc.	1,047	67,626
West Corp.	473	10,794

		568,684

Communications Equipment – 1.4%
ADTRAN, Inc.	400	8,088
Alliance Fiber Optic Products, Inc.(a)	100	1,479
Applied Optoelectronics, Inc.(a)	100	1,491
Arista Networks, Inc.(a)	335	21,139
ARRIS International PLC(a)	1,500	34,380
Bel Fuse, Inc. Class B	100	1,460
Black Box Corp.	100	1,347
Brocade Communications Systems, Inc.	3,500	37,030
CalAmp Corp.(a)	300	5,379
Calix, Inc.(a)	200	1,418
Ciena Corp.(a)	1,000	19,020
Clearfield, Inc.(a)	100	1,607
CommScope Holding Co., Inc.(a)	926	25,854

Comtech Telecommunications Corp.	100	2,337
Digi International, Inc.(a)	200	1,886
EchoStar Corp. Class A(a)	387	17,140
Extreme Networks, Inc.(a)	500	1,555
Finisar Corp.(a)	900	16,416
Harmonic, Inc.(a)	500	1,635
Infinera Corp.(a)	1,100	17,666
InterDigital, Inc.	300	16,695
Ixia(a)	400	4,984
KVH Industries, Inc.(a)	166	1,585
Lumentum Holdings, Inc.(a)	400	10,788
NETGEAR, Inc.(a)	300	12,111
NetScout Systems, Inc.(a)	800	18,376
Oclaro, Inc.(a)	900	4,860
Palo Alto Networks, Inc.(a)	609	99,352
Plantronics, Inc.	348	13,638
Polycom, Inc.(a)	1,200	13,380
Ruckus Wireless, Inc.(a)	559	5,484
ShoreTel, Inc.(a)	490	3,646
Sonus Networks, Inc.(a)	300	2,259
Ubiquiti Networks, Inc.(a)	300	9,981
ViaSat, Inc.(a)	376	27,628
Viavi Solutions, Inc.(a)	2,000	13,720

		476,814

Construction & Engineering – 0.7%
AECOM(a)	1,310	40,335
Aegion Corp.(a)	300	6,327
Argan, Inc.	100	3,516
Chicago Bridge & Iron Co. NV	857	31,358
Comfort Systems USA, Inc.	343	10,897
Dycom Industries, Inc.(a)	335	21,664
EMCOR Group, Inc.	507	24,640
Granite Construction, Inc.	356	17,017
Great Lakes Dredge & Dock Corp.(a)	300	1,338
KBR, Inc.	1,200	18,576
MasTec, Inc.(a)	600	12,144
MYR Group, Inc.(a)	200	5,022
Primoris Services Corp.	286	6,950
Tutor Perini Corp.(a)	400	6,216
Valmont Industries, Inc.	192	23,777

		229,777

Construction Materials – 0.2%
Eagle Materials, Inc.	445	31,199
Headwaters, Inc.(a)	600	11,904
Summit Materials, Inc. Class A(a)	203	3,948
US Concrete, Inc.(a)	100	5,958

		53,009

Consumer Finance – 0.6%
Ally Financial, Inc.(a)	4,107	76,883
Cash America International, Inc.	200	7,728
Credit Acceptance Corp.(a)	72	13,072
Encore Capital Group, Inc.(a)	192	4,942
Enova International, Inc.(a)	100	631
EZCORP, Inc. Class A(a)	300	891
First Cash Financial Services, Inc.	206	9,488
Green Dot Corp. Class A(a)	400	9,188
LendingClub Corp.(a)	500	4,150
Nelnet, Inc. Class A	214	8,425
OneMain Holdings, Inc.(a)	462	12,673

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
PRA Group, Inc.(a)	414	$12,168
Regional Management Corp.(a)	100	1,711
Santander Consumer USA Holdings, Inc.(a)	800	8,392
SLM Corp.(a)	3,600	22,896
World Acceptance Corp.(a)	37	1,403

		194,641

Containers & Packaging – 1.0%
AEP Industries, Inc.	21	1,386
AptarGroup, Inc.	531	41,636
Bemis Co., Inc.	855	44,272
Berry Plastics Group, Inc.(a)	1,022	36,945
Crown Holdings, Inc.(a)	1,152	57,128
Graphic Packaging Holding Co.	2,700	34,695
Greif, Inc. Class A	300	9,825
Multi Packaging Solutions International, Ltd.(a)	100	1,623
Myers Industries, Inc.	300	3,858
Packaging Corp. of America	870	52,548
Silgan Holdings, Inc.	384	20,417
Sonoco Products Co.	895	43,470

		347,803

Distributors – 0.4%
Core-Mark Holding Co., Inc.	196	15,986
LKQ Corp.(a)	2,556	81,613
Pool Corp.	355	31,148
Weyco Group, Inc.	43	1,144

		129,891

Diversified Consumer Services – 0.6%
2U, Inc.(a)	205	4,633
American Public Education, Inc.(a)	100	2,063
Apollo Education Group, Inc.(a)	704	5,783
Ascent Capital Group, Inc. Class A(a)	100	1,481
Bridgepoint Education, Inc.(a)	100	1,008
Bright Horizons Family Solutions, Inc.(a)	342	22,155
Capella Education Co.	100	5,264
Career Education Corp.(a)	300	1,362
Carriage Services, Inc.	100	2,161
Chegg, Inc.(a)	400	1,784
DeVry Education Group, Inc.	600	10,362
Graham Holdings Co. Class B	30	14,400
Grand Canyon Education, Inc.(a)	406	17,353
Houghton Mifflin Harcourt Co.(a)	1,200	23,928
K12, Inc.(a)	200	1,978
LifeLock, Inc.(a)	800	9,656
Regis Corp.(a)	307	4,663
Service Corp. International	1,654	40,821
ServiceMaster Global Holdings, Inc.(a)	900	33,912
Sotheby’s	500	13,365
Strayer Education, Inc.(a)	71	3,461
Weight Watchers International, Inc.(a)	200	2,906

		224,499

Diversified Financial Services – 0.8%
CBOE Holdings, Inc.	722	47,168
FactSet Research Systems, Inc.	355	53,793
FNFV Group(a)	600	6,510
GAIN Capital Holdings, Inc.	200	1,312
MarketAxess Holdings, Inc.	304	37,948
Morningstar, Inc.	167	14,741
MSCI, Inc.	847	62,746
NewStar Financial, Inc.(a)	100	875
PICO Holdings, Inc.(a)	100	1,023
Tiptree Financial, Inc. Class A	200	1,140
Voya Financial, Inc.	1,850	55,075

		282,331

Diversified Telecommunication Services – 0.7%
8x8, Inc.(a)	800	8,048
Atlantic Tele-Network, Inc.	67	5,081
Cincinnati Bell, Inc.(a)	1,569	6,072
Cogent Communications Holdings, Inc.	400	15,612
Consolidated Communications Holdings, Inc.	400	10,304
FairPoint Communications, Inc.(a)	100	1,488
General Communication, Inc. Class A(a)	300	5,496
Globalstar, Inc.(a)	3,400	4,998
Hawaiian Telcom Holdco, Inc.(a)	100	2,355
IDT Corp. Class B	100	1,559
Inteliquent, Inc.	200	3,210
Intelsat SA(a)	147	370
Iridium Communications, Inc.(a)	619	4,872
Lumos Networks Corp.(a)	100	1,284
ORBCOMM, Inc.(a)	600	6,078
pdvWireless, Inc.(a)	100	3,434
SBA Communications Corp. Class A(a)	1,080	108,184
Straight Path Communications, Inc. Class B(a)	100	3,103
Vonage Holdings Corp.(a)	1,300	5,941
Windstream Holdings, Inc.	758	5,821
Zayo Group Holdings, Inc.(a)	1,233	29,888

		233,198

Electric Utilities – 1.3%
ALLETE, Inc.	417	23,381
Avangrid, Inc.	500	20,055
Cleco Corp.	525	28,985
El Paso Electric Co.	363	16,654
Empire District Electric Co.	400	13,220
Great Plains Energy, Inc.	1,263	40,732
Hawaiian Electric Industries, Inc.	955	30,942
IDACORP, Inc.	453	33,789
ITC Holdings Corp.	1,363	59,386
MGE Energy, Inc.	346	18,079
OGE Energy Corp.	1,669	47,784
Otter Tail Corp.	276	8,175
PNM Resources, Inc.	656	22,120
Portland General Electric Co.	783	30,921
Westar Energy, Inc.	1,167	57,895

		452,118

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 0.8%
Acuity Brands, Inc.	365	$79,621
Allied Motion Technologies, Inc.	62	1,116
AZZ, Inc.	226	12,792
Babcock & Wilcox Enterprises, Inc.(a)	487	10,422
Encore Wire Corp.	154	5,995
EnerSys	389	21,675
Franklin Electric Co., Inc.	449	14,444
FuelCell Energy, Inc.(a)	116	785
Generac Holdings, Inc.(a)	549	20,445
General Cable Corp.	400	4,884
Hubbell, Inc.	495	52,435
LSI Industries, Inc.	200	2,350
Plug Power, Inc.(a)	900	1,845
Powell Industries, Inc.	100	2,981
PowerSecure International, Inc.(a)	200	3,738
Regal Beloit Corp.	391	24,668
SolarCity Corp.(a)	500	12,290
Sunrun, Inc.(a)	100	648
Thermon Group Holdings, Inc.(a)	200	3,512
Vicor Corp.(a)	170	1,782

		278,428

Electronic Equipment, Instruments & Components – 2.6%
Agilysys, Inc.(a)	157	1,603
Anixter International, Inc.(a)	286	14,904
Arrow Electronics, Inc.(a)	839	54,040
Avnet, Inc.	1,130	50,059
AVX Corp.	300	3,771
Badger Meter, Inc.	100	6,651
Belden, Inc.	376	23,079
Benchmark Electronics, Inc.(a)	480	11,064
CDW Corp.	1,104	45,816
Checkpoint Systems, Inc.(a)	400	4,048
Cognex Corp.	766	29,836
Coherent, Inc.(a)	206	18,931
Control4 Corp.(a)	212	1,688
CTS Corp.	200	3,148
Daktronics, Inc.	200	1,580
Dolby Laboratories, Inc. Class A	451	19,601
DTS, Inc.(a)	100	2,178
Electro Rent Corp.	171	1,584
ePlus, Inc.(a)	29	2,335
Fabrinet(a)	300	9,705
FARO Technologies, Inc.(a)	200	6,442
FEI Co.	393	34,981
Fitbit, Inc. Class A(a)	300	4,545
GSI Group, Inc.(a)	200	2,832
II-VI, Inc.(a)	384	8,337
Ingram Micro, Inc. Class A	1,273	45,713
Insight Enterprises, Inc.(a)	352	10,081
InvenSense, Inc.(a)	575	4,830
IPG Photonics Corp.(a)	325	31,226
Itron, Inc.(a)	350	14,602
Jabil Circuit, Inc.	1,600	30,832
Keysight Technologies, Inc.(a)	1,461	40,528
Kimball Electronics, Inc.(a)	244	2,726
Knowles Corp.(a)	768	10,122
Littelfuse, Inc.	184	22,652
Mercury Systems, Inc.(a)	300	6,090
Mesa Laboratories, Inc.	15	1,445
Methode Electronics, Inc.	349	10,205
MTS Systems Corp.	100	6,085
Multi-Fineline Electronix, Inc.(a)	92	2,135
National Instruments Corp.	972	29,267
Newport Corp.(a)	303	6,969
OSI Systems, Inc.(a)	175	11,461
Park Electrochemical Corp.	100	1,601
PC Connection, Inc.	100	2,581
Plexus Corp.(a)	300	11,856
QLogic Corp.(a)	800	10,752
Rofin-Sinar Technologies, Inc.(a)	200	6,444
Rogers Corp.(a)	136	8,142
Sanmina Corp.(a)	710	16,600
ScanSource, Inc.(a)	209	8,439
SYNNEX Corp.	234	21,666
Tech Data Corp.(a)	339	26,025
Trimble Navigation, Ltd.(a)	2,178	54,014
TTM Technologies, Inc.(a)	300	1,995
Universal Display Corp.(a)	361	19,530
VeriFone Systems, Inc.(a)	939	26,517
Vishay Intertechnology, Inc.	1,200	14,652
Vishay Precision Group, Inc.(a)	100	1,401
Zebra Technologies Corp. Class A(a)	437	30,153

		912,095

Energy Equipment & Services – 1.0%
Archrock, Inc.	400	3,200
Atwood Oceanics, Inc.	500	4,585
Basic Energy Services, Inc.(a)	200	552
Bristow Group, Inc.	300	5,676
C&J Energy Services, Ltd.(a)	300	423
CARBO Ceramics, Inc.	231	3,280
Dril-Quip, Inc.(a)	353	21,378
Ensco PLC Class A	2,000	20,740
Era Group, Inc.(a)	100	938
Exterran Corp.(a)	300	4,638
Fairmount Santrol Holdings, Inc.(a)	300	753
Forum Energy Technologies, Inc.(a)	439	5,795
Frank’s International NV	300	4,944
Geospace Technologies Corp.(a)	100	1,234
Gulfmark Offshore, Inc. Class A(a)	200	1,234
Helix Energy Solutions Group, Inc.(a)	809	4,530
Hornbeck Offshore Services, Inc.(a)	200	1,986
Matrix Service Co.(a)	200	3,540
McDermott International, Inc.(a)	1,700	6,953
Nabors Industries, Ltd.	2,787	25,640
Natural Gas Services Group, Inc.(a)	100	2,163
Newpark Resources, Inc.(a)	400	1,728
Noble Corp. PLC	2,100	21,735
Oceaneering International, Inc.	881	29,285
Oil States International, Inc.(a)	467	14,720
Parker Drilling Co.(a)	600	1,272
Patterson-UTI Energy, Inc.	1,200	21,144
PHI, Inc. NVDR(a)	100	1,889
Pioneer Energy Services Corp.(a)	500	1,100
RigNet, Inc.(a)	100	1,368
Rowan Cos. PLC Class A	1,100	17,710
RPC, Inc.	432	6,126
SEACOR Holdings, Inc.(a)	133	7,242

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Seadrill, Ltd.(a)	3,383	$11,164
Superior Energy Services, Inc.	1,300	17,407
Tesco Corp.	200	1,722
TETRA Technologies, Inc.(a)	518	3,289
Tidewater, Inc.	300	2,049
Unit Corp.(a)	548	4,828
US Silica Holdings, Inc.	488	11,087
Weatherford International PLC(a)	6,436	50,072

		351,119

Food & Staples Retailing – 0.7%
Andersons, Inc.	285	8,952
Casey’s General Stores, Inc.	317	35,923
Chefs’ Warehouse, Inc.(a)	100	2,029
Fresh Market, Inc.(a)	400	11,412
Ingles Markets, Inc. Class A	100	3,750
Natural Grocers by Vitamin Cottage, Inc.(a)	100	2,127
Performance Food Group Co.(a)	100	2,335
PriceSmart, Inc.	166	14,040
Rite Aid Corp.(a)	8,428	68,688
Smart & Final Stores, Inc.(a)	195	3,159
SpartanNash Co.	300	9,093
Sprouts Farmers Market, Inc.(a)	1,275	37,026
SUPERVALU, Inc.(a)	2,300	13,248
United Natural Foods, Inc.(a)	448	18,055
Village Super Market, Inc. Class A	69	1,667
Weis Markets, Inc.	72	3,244

		234,748

Food Products – 1.7%
Amplify Snack Brands, Inc.(a)	147	2,105
B&G Foods, Inc.	500	17,405
Blue Buffalo Pet Products, Inc.(a)	292	7,493
Bunge, Ltd.	1,217	68,967
Cal-Maine Foods, Inc.	300	15,573
Calavo Growers, Inc.	100	5,706
Darling Ingredients, Inc.(a)	1,400	18,438
Dean Foods Co.	800	13,856
Farmer Brothers Co.(a)	50	1,393
Flowers Foods, Inc.	1,431	26,416
Fresh Del Monte Produce, Inc.	293	12,327
Freshpet, Inc.(a)	100	733
Hain Celestial Group, Inc.(a)	879	35,960
Ingredion, Inc.	610	65,142
J&J Snack Foods Corp.	127	13,752
John B Sanfilippo & Son, Inc.	78	5,389
Lancaster Colony Corp.	157	17,359
Landec Corp.(a)	300	3,150
Limoneira Co.	100	1,520
Omega Protein Corp.(a)	171	2,897
Pilgrim’s Pride Corp.(a)	500	12,700
Pinnacle Foods, Inc.	1,000	44,680
Post Holdings, Inc.(a)	525	36,104
Sanderson Farms, Inc.	190	17,134
Seaboard Corp.(a)	2	6,006
Seneca Foods Corp. Class A(a)	49	1,702
Snyder’s-Lance, Inc.	572	18,007
Tootsie Roll Industries, Inc.	206	7,198
TreeHouse Foods, Inc.(a)	497	43,115
WhiteWave Foods Co.(a)	1,500	60,960

		583,187

Gas Utilities – 1.2%
Atmos Energy Corp.	898	66,685
Chesapeake Utilities Corp.	138	8,690
Laclede Group, Inc.	380	25,745
National Fuel Gas Co.	691	34,585
New Jersey Resources Corp.	703	25,610
Northwest Natural Gas Co.	260	14,001
ONE Gas, Inc.	449	27,434
Piedmont Natural Gas Co., Inc.	642	38,411
Questar Corp.	1,500	37,200
South Jersey Industries, Inc.	585	16,643
Southwest Gas Corp.	404	26,603
UGI Corp.	1,482	59,710
WGL Holdings, Inc.	450	32,567

		413,884

Health Care Equipment & Supplies – 2.7%
Abaxis, Inc.	200	9,078
Abiomed, Inc.(a)	388	36,786
Accuray, Inc.(a)	800	4,624
Alere, Inc.(a)	699	35,376
Align Technology, Inc.(a)	682	49,575
Analogic Corp.	112	8,849
AngioDynamics, Inc.(a)	100	1,229
Anika Therapeutics, Inc.(a)	100	4,472
Antares Pharma, Inc.(a)	800	696
AtriCure, Inc.(a)	200	3,366
Atrion Corp.	12	4,744
Cantel Medical Corp.	340	24,262
Cardiovascular Systems, Inc.(a)	200	2,074
Cerus Corp.(a)	900	5,337
ConforMIS, Inc.(a)	100	1,075
CONMED Corp.	201	8,430
Cooper Cos., Inc.	410	63,128
CryoLife, Inc.	200	2,150
Cutera, Inc.(a)	100	1,125
Cynosure, Inc. Class A(a)	200	8,824
DexCom, Inc.(a)	683	46,383
Endologix, Inc.(a)	523	4,372
Exactech, Inc.(a)	100	2,026
GenMark Diagnostics, Inc.(a)	200	1,054
Glaukos Corp.(a)	68	1,146
Globus Medical, Inc. Class A(a)	558	13,253
Greatbatch, Inc.(a)	183	6,522
Haemonetics Corp.(a)	466	16,301
Halyard Health, Inc.(a)	400	11,492
HeartWare International, Inc.(a)	200	6,284
Hill-Rom Holdings, Inc.	468	23,540
ICU Medical, Inc.(a)	125	13,013
IDEXX Laboratories, Inc.(a)	788	61,716
Inogen, Inc.(a)	100	4,498
Insulet Corp.(a)	500	16,580
Integra LifeSciences Holdings Corp.(a)	246	16,571
Invacare Corp.	200	2,634
InVivo Therapeutics Holdings Corp.(a)	100	698
K2M Group Holdings, Inc.(a)	100	1,483
LDR Holding Corp.(a)	236	6,016
LeMaitre Vascular, Inc.	100	1,552
LivaNova PLC(a)	387	20,890
Masimo Corp.(a)	384	16,067

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Meridian Bioscience, Inc.	300	$6,183
Merit Medical Systems, Inc.(a)	300	5,547
Natus Medical, Inc.(a)	334	12,836
Neogen Corp.(a)	341	17,169
Nevro Corp.(a)	146	8,214
Novocure, Ltd.(a)	55	796
NuVasive, Inc.(a)	414	20,141
Nuvectra Corp.(a)	61	330
NxStage Medical, Inc.(a)	600	8,994
OraSure Technologies, Inc.(a)	300	2,169
Orthofix International NV(a)	140	5,813
Oxford Immunotec Global PLC(a)	100	991
Penumbra, Inc.(a)	41	1,886
Quidel Corp.(a)	200	3,452
ResMed, Inc.	1,206	69,731
Rockwell Medical, Inc.(a)	300	2,253
RTI Surgical, Inc.(a)	300	1,200
Second Sight Medical Products, Inc.(a)	100	483
Spectranetics Corp.(a)	322	4,675
STAAR Surgical Co.(a)	200	1,478
STERIS PLC	719	51,085
SurModics, Inc.(a)	100	1,841
Tandem Diabetes Care, Inc.(a)	100	871
Teleflex, Inc.	353	55,425
TransEnterix, Inc.(a)	400	1,700
Utah Medical Products, Inc.	37	2,314
Vascular Solutions, Inc.(a)	200	6,506
West Pharmaceutical Services, Inc.	595	41,245
Wright Medical Group NV(a)	709	11,769
Zeltiq Aesthetics, Inc.(a)	300	8,148

		924,536

Health Care Providers & Services – 1.8%
AAC Holdings, Inc.(a)	100	1,979
Acadia Healthcare Co., Inc.(a)	511	28,161
Aceto Corp.	200	4,712
Addus HomeCare Corp.(a)	67	1,152
Adeptus Health, Inc. Class A(a)	32	1,777
Air Methods Corp.(a)	355	12,858
Almost Family, Inc.(a)	37	1,378
Amedisys, Inc.(a)	205	9,910
AMN Healthcare Services, Inc.(a)	448	15,057
Amsurg Corp.(a)	477	35,584
BioTelemetry, Inc.(a)	300	3,504
Brookdale Senior Living, Inc.(a)	1,560	24,773
Capital Senior Living Corp.(a)	200	3,704
Chemed Corp.	144	19,505
Civitas Solutions, Inc.(a)	100	1,743
Community Health Systems, Inc.(a)	967	17,899
CorVel Corp.(a)	45	1,774
Cross Country Healthcare, Inc.(a)	200	2,326
Diplomat Pharmacy, Inc.(a)	263	7,206
Ensign Group, Inc.	370	8,377
Envision Healthcare Holdings, Inc.(a)	1,576	32,150
ExamWorks Group, Inc.(a)	400	11,824
Genesis Healthcare, Inc.(a)	200	464
HealthEquity, Inc.(a)	263	6,488
HealthSouth Corp.	800	30,104

Healthways, Inc.(a)	200	2,018
Kindred Healthcare, Inc.	600	7,410
Landauer, Inc.	100	3,307
LHC Group, Inc.(a)	100	3,556
LifePoint Health, Inc.(a)	412	28,531
Magellan Health, Inc.(a)	262	17,798
MEDNAX, Inc.(a)	788	50,921
Molina Healthcare, Inc.(a)	354	22,829
National HealthCare Corp.	66	4,112
National Research Corp. Class A	100	1,555
Owens & Minor, Inc.	538	21,746
PharMerica Corp.(a)	300	6,633
Premier, Inc. Class A(a)	345	11,509
Providence Service Corp.(a)	100	5,107
RadNet, Inc.(a)	200	966
Select Medical Holdings Corp.	900	10,629
Surgery Partners, Inc.(a)	100	1,326
Surgical Care Affiliates, Inc.(a)	163	7,544
Team Health Holdings, Inc.(a)	636	26,591
Teladoc, Inc.(a)	92	883
Triple-S Management Corp. Class B(a)	189	4,699
Trupanion, Inc.(a)	169	1,665
Universal American Corp.	300	2,142
US Physical Therapy, Inc.	100	4,973
VCA, Inc.(a)	708	40,844
WellCare Health Plans, Inc.(a)	409	37,935

		611,638

Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.(a)	1,500	19,815
athenahealth, Inc.(a)	332	46,075
Castlight Health, Inc. Class B(a)	200	666
Computer Programs & Systems, Inc.	74	3,857
Evolent Health, Inc. Class A(a)	100	1,056
HealthStream, Inc.(a)	200	4,418
HMS Holdings Corp.(a)	841	12,068
IMS Health Holdings, Inc.(a)	1,100	29,205
Inovalon Holdings, Inc. Class A(a)	200	3,704
Medidata Solutions, Inc.(a)	459	17,768
Omnicell, Inc.(a)	264	7,358
Press Ganey Holdings, Inc.(a)	100	3,008
Quality Systems, Inc.	500	7,620
Veeva Systems, Inc. Class A(a)	600	15,024
Vocera Communications, Inc.(a)	134	1,708

		173,350

Hotels, Restaurants & Leisure – 3.5%
Aramark	1,645	54,482
Belmond, Ltd. Class A(a)	700	6,643
Biglari Holdings, Inc.(a)	20	7,434
BJ’s Restaurants, Inc.(a)	200	8,314
Bloomin’ Brands, Inc.	1,000	16,870
Bob Evans Farms, Inc.	200	9,338
Boyd Gaming Corp.(a)	700	14,462
Bravo Brio Restaurant Group, Inc.(a)	100	775
Brinker International, Inc.	530	24,353
Buffalo Wild Wings, Inc.(a)	159	23,551
Caesars Acquisition Co. Class A(a)	200	1,224
Caesars Entertainment Corp.(a)	500	3,400

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Carrols Restaurant Group, Inc.(a)	300	$4,332
Cheesecake Factory, Inc.	417	22,139
Choice Hotels International, Inc.	349	18,863
Churchill Downs, Inc.	108	15,971
Chuy’s Holdings, Inc.(a)	100	3,107
ClubCorp Holdings, Inc.	300	4,212
Cracker Barrel Old Country Store, Inc.	156	23,817
Dave & Buster’s Entertainment, Inc.(a)	248	9,617
Del Frisco’s Restaurant Group, Inc.(a)	200	3,316
Denny’s Corp.(a)	600	6,216
Diamond Resorts International, Inc.(a)	300	7,290
DineEquity, Inc.	148	13,828
Domino’s Pizza, Inc.	478	63,029
Dunkin’ Brands Group, Inc.	822	38,774
El Pollo Loco Holdings, Inc.(a)	100	1,334
Eldorado Resorts, Inc.(a)	200	2,288
Extended Stay America, Inc.	500	8,150
Fiesta Restaurant Group, Inc.(a)	199	6,523
Habit Restaurants, Inc. Class A(a)	100	1,863
Hilton Worldwide Holdings, Inc.	4,417	99,471
Hyatt Hotels Corp. Class A(a)	340	16,827
International Game Technology PLC	800	14,600
International Speedway Corp. Class A	206	7,603
Interval Leisure Group, Inc.	299	4,318
Intrawest Resorts Holdings, Inc.(a)	200	1,710
Isle of Capri Casinos, Inc.(a)	100	1,400
J Alexander’s Holdings, Inc.(a)	69	729
Jack in the Box, Inc.	292	18,650
Jamba, Inc.(a)	100	1,236
Kona Grill, Inc.(a)	100	1,295
Krispy Kreme Doughnuts, Inc.(a)	500	7,795
La Quinta Holdings, Inc.(a)	800	10,000
Las Vegas Sands Corp.	3,103	160,363
Marcus Corp.	100	1,895
Marriott Vacations Worldwide Corp.	268	18,090
MGM Resorts International(a)	3,695	79,221
Monarch Casino & Resort, Inc.(a)	100	1,946
Noodles & Co.(a)	100	1,186
Norwegian Cruise Line Holdings, Ltd.(a)	1,097	60,653
Panera Bread Co. Class A(a)	206	42,195
Papa John’s International, Inc.	288	15,607
Penn National Gaming, Inc.(a)	700	11,683
Pinnacle Entertainment, Inc.(a)	500	17,550
Planet Fitness, Inc. Class A(a)	100	1,624
Popeyes Louisiana Kitchen, Inc.(a)	167	8,694
Potbelly Corp.(a)	100	1,361
Red Robin Gourmet Burgers, Inc.(a)	100	6,447
Ruby Tuesday, Inc.(a)	300	1,614
Ruth’s Hospitality Group, Inc.	300	5,523
Scientific Games Corp. Class A(a)	300	2,829
SeaWorld Entertainment, Inc.	590	12,425
Shake Shack, Inc. Class A(a)	30	1,120
Six Flags Entertainment Corp.	596	33,072
Sonic Corp.	470	16,525
Speedway Motorsports, Inc.	100	1,983
Texas Roadhouse, Inc.	655	28,545
Vail Resorts, Inc.	296	39,575
Wendy’s Co.	1,727	18,807
Wingstop, Inc.(a)	70	1,588
Zoe’s Kitchen, Inc.(a)	200	7,798

		1,211,068

Household Durables – 1.3%
Bassett Furniture Industries, Inc.	100	3,186
Beazer Homes USA, Inc.(a)	200	1,744
CalAtlantic Group, Inc.	666	22,258
Cavco Industries, Inc.(a)	66	6,168
Century Communities, Inc.(a)	100	1,707
CSS Industries, Inc.	100	2,793
Ethan Allen Interiors, Inc.	200	6,364
Flexsteel Industries, Inc.	100	4,368
GoPro, Inc. Class A(a)	800	9,568
Green Brick Partners, Inc.(a)	100	759
Helen of Troy, Ltd.(a)	232	24,056
Hooker Furniture Corp.	100	3,285
Hovnanian Enterprises, Inc. Class A(a)	600	936
Installed Building Products, Inc.(a)	200	5,322
iRobot Corp.(a)	300	10,590
Jarden Corp.(a)	1,800	106,110
KB Home	600	8,568
La-Z-Boy, Inc.	433	11,578
LGI Homes, Inc.(a)	100	2,421
Libbey, Inc.	142	2,641
Lifetime Brands, Inc.	100	1,507
M/I Homes, Inc.(a)	200	3,730
MDC Holdings, Inc.	300	7,518
Meritage Homes Corp.(a)	358	13,053
NACCO Industries, Inc. Class A	41	2,354
NVR, Inc.(a)	35	60,634
Taylor Morrison Home Corp. Class A(a)	200	2,824
Tempur Sealy International, Inc.(a)	520	31,611
Toll Brothers, Inc.(a)	1,519	44,826
TopBuild Corp.(a)	352	10,468
TRI Pointe Group, Inc.(a)	1,400	16,492
Tupperware Brands Corp.	444	25,743
Universal Electronics, Inc.(a)	100	6,199
WCI Communities, Inc.(a)	100	1,858
William Lyon Homes Class A(a)	100	1,449
ZAGG, Inc.(a)	200	1,802

		466,490

Household Products – 0.2%
Central Garden & Pet Co. Class A(a)	300	4,887
Energizer Holdings, Inc.	504	20,417
HRG Group, Inc.(a)	600	8,358
Oil-Dri Corp. of America	48	1,621
Orchids Paper Products Co.	60	1,651
Spectrum Brands Holdings, Inc.	206	22,512
WD-40 Co.	127	13,717

		73,163

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Independent Power Producers & Energy Traders – 0.3%
Abengoa Yield PLC	400	$7,112
Atlantic Power Corp.	600	1,476
Calpine Corp.(a)	3,054	46,329
Dynegy, Inc.(a)	1,084	15,577
NRG Yield, Inc. Class A	200	2,714
NRG Yield, Inc. Class C	600	8,544
Ormat Technologies, Inc.	342	14,104
Pattern Energy Group, Inc.	400	7,628
Talen Energy Corp.(a)	631	5,679
TerraForm Global, Inc. Class A(a)	200	476
TerraForm Power, Inc. Class A(a)	400	3,460
Vivint Solar, Inc.(a)	100	265

		113,364

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	546	54,327
Raven Industries, Inc.	300	4,806

		59,133

Insurance – 4.2%
Alleghany Corp.(a)	135	66,987
Allied World Assurance Co. Holdings AG	769	26,869
Ambac Financial Group, Inc.(a)	300	4,740
American Equity Investment Life Holding Co.	768	12,902
American Financial Group, Inc.	574	40,392
American National Insurance Co.	54	6,237
AMERISAFE, Inc.	140	7,356
AmTrust Financial Services, Inc.	670	17,340
Arch Capital Group, Ltd.(a)	1,046	74,371
Argo Group International Holdings, Ltd.	282	16,184
Arthur J Gallagher & Co.	1,392	61,916
Aspen Insurance Holdings, Ltd.	501	23,898
Assured Guaranty, Ltd.	1,219	30,841
Atlas Financial Holdings, Inc.(a)	100	1,814
Axis Capital Holdings, Ltd.	899	49,859
Baldwin & Lyons, Inc. Class B	100	2,461
Brown & Brown, Inc.	953	34,117
Citizens, Inc.(a)	300	2,172
CNA Financial Corp.	199	6,404
CNO Financial Group, Inc.	1,508	27,023
Crawford & Co. Class B	291	1,886
eHealth, Inc.(a)	100	939
EMC Insurance Group, Inc.	100	2,565
Employers Holdings, Inc.	300	8,442
Endurance Specialty Holdings, Ltd.	535	34,957
Enstar Group, Ltd.(a)	80	13,006
Erie Indemnity Co. Class A	198	18,412
Everest Re Group, Ltd.	374	73,839
FBL Financial Group, Inc. Class A	78	4,799
Federated National Holding Co.	100	1,966
Fidelity & Guaranty Life	100	2,624
First American Financial Corp.	948	36,128
FNF Group	2,423	82,140
Genworth Financial, Inc. Class A(a)	4,300	11,739
Global Indemnity PLC(a)	54	1,681
Greenlight Capital Re, Ltd. Class A(a)	200	4,358
Hallmark Financial Services, Inc.(a)	141	1,622
Hanover Insurance Group, Inc.	410	36,990
HCI Group, Inc.	45	1,499
Heritage Insurance Holdings, Inc.	200	3,194
Horace Mann Educators Corp.	400	12,676
Infinity Property & Casualty Corp.	117	9,419
James River Group Holdings, Ltd.	100	3,226
Kemper Corp.	383	11,325
Maiden Holdings, Ltd.	500	6,470
Markel Corp.(a)	117	104,314
MBIA, Inc.(a)	1,200	10,620
Mercury General Corp.	237	13,153
National General Holdings Corp.	299	6,455
National Interstate Corp.	46	1,376
National Western Life Group, Inc. Class A	22	5,074
Navigators Group, Inc.(a)	96	8,052
Old Republic International Corp.	2,194	40,106
OneBeacon Insurance Group, Ltd. Class A	100	1,273
Primerica, Inc.	438	19,504
ProAssurance Corp.	458	23,175
Reinsurance Group of America, Inc. Class A	554	53,322
RenaissanceRe Holdings, Ltd.	396	47,453
RLI Corp.	405	27,078
Safety Insurance Group, Inc.	138	7,874
Selective Insurance Group, Inc.	500	18,305
State Auto Financial Corp.	100	2,206
State National Cos., Inc.	200	2,520
Stewart Information Services Corp.	249	9,034
Third Point Reinsurance, Ltd.(a)	600	6,822
United Fire Group, Inc.	153	6,704
United Insurance Holdings Corp.	100	1,921
Universal Insurance Holdings, Inc.	200	3,560
Validus Holdings, Ltd.	692	32,655
White Mountains Insurance Group, Ltd.	49	39,327
WR Berkley Corp.	867	48,725

		1,440,393

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. Class A(a)	200	1,576
Blue Nile, Inc.	100	2,571
Etsy, Inc.(a)	100	870
FTD Cos., Inc.(a)	200	5,250
Groupon, Inc.(a)	3,922	15,649
HSN, Inc.	282	14,751
Lands’ End, Inc.(a)	100	2,551
Liberty Interactive Corp. QVC Group Class A(a)	4,131	104,308
Liberty TripAdvisor Holdings, Inc. Class A(a)	600	13,296
Liberty Ventures Series A(a)	1,197	46,827
Nutrisystem, Inc.	251	5,238
Overstock.com, Inc.(a)	100	1,438
PetMed Express, Inc.	100	1,791
Shutterfly, Inc.(a)	351	16,276
Travelport Worldwide, Ltd.	900	12,294
Wayfair, Inc. Class A(a)	151	6,526

		251,212

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 1.8%
Actua Corp.(a)	200	$1,810
Alarm.com Holdings, Inc.(a)	100	2,370
Angie’s List, Inc.(a)	235	1,896
Bankrate, Inc.(a)	500	4,585
Bazaarvoice, Inc.(a)	300	945
Benefitfocus, Inc.(a)	41	1,367
Blucora, Inc.(a)	200	1,032
Box, Inc. Class A(a)	100	1,226
Brightcove, Inc.(a)	326	2,034
Carbonite, Inc.(a)	100	797
ChannelAdvisor Corp.(a)	100	1,125
Cimpress NV(a)	274	24,849
comScore, Inc.(a)	459	13,788
Cornerstone OnDemand, Inc.(a)	451	14,779
CoStar Group, Inc.(a)	276	51,935
Cvent, Inc.(a)	152	3,253
Demandware, Inc.(a)	317	12,395
DHI Group, Inc.(a)	400	3,228
EarthLink Holdings Corp.	700	3,969
Endurance International Group Holdings, Inc.(a)	435	4,581
Envestnet, Inc.(a)	352	9,574
Everyday Health, Inc.(a)	100	560
Five9, Inc.(a)	227	2,018
GoDaddy, Inc. Class A(a)	253	8,180
Gogo, Inc.(a)	410	4,514
GrubHub, Inc.(a)	600	15,078
GTT Communications, Inc.(a)	195	3,225
Hortonworks, Inc.(a)	78	881
IAC/InterActiveCorp	605	28,483
inContact, Inc.(a)	473	4,205
Internap Corp.(a)	300	819
Intralinks Holdings, Inc.(a)	200	1,576
j2 Global, Inc.	433	26,664
LinkedIn Corp. Class A(a)	917	104,859
Liquidity Services, Inc.(a)	200	1,036
LivePerson, Inc.(a)	300	1,755
LogMeIn, Inc.(a)	260	13,120
Marketo, Inc.(a)	300	5,871
Match Group, Inc.(a)	200	2,212
Monster Worldwide, Inc.(a)	500	1,630
New Relic, Inc.(a)	31	809
NIC, Inc.	600	10,818
OPOWER, Inc.(a)	140	953
Pandora Media, Inc.(a)	1,802	16,128
Q2 Holdings, Inc.(a)	200	4,808
QuinStreet, Inc.(a)	200	684
Quotient Technology, Inc.(a)	600	6,360
Rackspace Hosting, Inc.(a)	1,000	21,590
Reis, Inc.	100	2,355
RetailMeNot, Inc.(a)	200	1,602
SciQuest, Inc.(a)	226	3,137
Shutterstock, Inc.(a)	150	5,510
SPS Commerce, Inc.(a)	151	6,484
Stamps.com, Inc.(a)	124	13,179
TechTarget, Inc.(a)	200	1,484
TrueCar, Inc.(a)	255	1,425
Twitter, Inc.(a)	4,805	79,523
United Online, Inc.(a)	100	1,154
Web.com Group, Inc.(a)	400	7,928

WebMD Health Corp.(a)	300	18,789
Wix.com, Ltd.(a)	100	2,027
XO Group, Inc.(a)	211	3,387
Yelp, Inc. Class A(a)	558	11,093
Zillow Group, Inc. Class A(a)	329	8,406
Zillow Group, Inc. Class C(a)	758	17,987

		635,844

IT Services – 3.3%
Acxiom Corp.(a)	700	15,008
Amdocs, Ltd.	1,299	78,486
Black Knight Financial Services, Inc. Class A(a)	158	4,903
Blackhawk Network Holdings, Inc.(a)	453	15,538
Booz Allen Hamilton Holding Corp.	900	27,252
Broadridge Financial Solutions, Inc.	1,054	62,513
CACI International, Inc. Class A(a)	197	21,020
Cardtronics, Inc.(a)	392	14,108
Cass Information Systems, Inc.	75	3,926
Ciber, Inc.(a)	400	844
Computer Sciences Corp.	1,154	39,686
Convergys Corp.	842	23,382
CoreLogic, Inc.(a)	800	27,760
CSG Systems International, Inc.	300	13,548
Datalink Corp.(a)	213	1,947
DST Systems, Inc.	282	31,801
EPAM Systems, Inc.(a)	443	33,079
Euronet Worldwide, Inc.(a)	458	33,942
Everi Holdings, Inc.(a)	300	687
EVERTEC, Inc.	600	8,388
ExlService Holdings, Inc.(a)	337	17,457
First Data Corp. Class A(a)	1,500	19,410
FleetCor Technologies, Inc.(a)	778	115,727
Forrester Research, Inc.	100	3,361
Gartner, Inc.(a)	699	62,456
Genpact, Ltd.(a)	1,368	37,196
Global Payments, Inc.	1,106	72,222
Hackett Group, Inc.	190	2,873
Heartland Payment Systems, Inc.	298	28,778
Jack Henry & Associates, Inc.	689	58,269
Leidos Holdings, Inc.	548	27,575
Lionbridge Technologies, Inc.(a)	300	1,518
Luxoft Holding, Inc.(a)	131	7,209
ManTech International Corp. Class A	258	8,253
MAXIMUS, Inc.	544	28,636
MoneyGram International, Inc.(a)	153	936
NeuStar, Inc. Class A(a)	500	12,300
Perficient, Inc.(a)	300	6,516
PFSweb, Inc.(a)	100	1,312
Sabre Corp.	939	27,156
Science Applications International Corp.	399	21,283
ServiceSource International, Inc.(a)	300	1,278
Square, Inc. Class A(a)	200	3,056
Sykes Enterprises, Inc.(a)	353	10,653
Syntel, Inc.(a)	300	14,979
TeleTech Holdings, Inc.	100	2,776
Unisys Corp.(a)	300	2,310
Vantiv, Inc. Class A(a)	1,183	63,740
Virtusa Corp.(a)	300	11,238

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
WEX, Inc.(a)	373	$31,093

		1,159,384

Leisure Equipment & Products – 0.5%
Arctic Cat, Inc.	100	1,680
Brunswick Corp.	787	37,760
Callaway Golf Co.	583	5,317
Escalade, Inc.	100	1,177
JAKKS Pacific, Inc.(a)	196	1,458
Malibu Boats, Inc. Class A(a)	100	1,640
Nautilus, Inc.(a)	200	3,864
Performance Sports Group, Ltd.(a)	362	1,151
Polaris Industries, Inc.	555	54,656
Smith & Wesson Holding Corp.(a)	488	12,991
Sturm Ruger & Co., Inc.	165	11,283
Vista Outdoor, Inc.(a)	533	27,668

		160,645

Life Sciences Tools & Services – 1.1%
Accelerate Diagnostics, Inc.(a)	300	4,311
Affymetrix, Inc.(a)	579	8,112
Albany Molecular Research, Inc.(a)	196	2,997
Bio-Rad Laboratories, Inc. Class A(a)	168	22,969
Bio-Techne Corp.	303	28,639
Bruker Corp.	973	27,244
Cambrex Corp.(a)	300	13,200
Charles River Laboratories International, Inc.(a)	431	32,730
Fluidigm Corp.(a)	244	1,969
INC Research Holdings, Inc. Class A(a)	100	4,121
Luminex Corp.(a)	300	5,820
Mettler-Toledo International, Inc.(a)	235	81,019
NanoString Technologies, Inc.(a)	100	1,522
NeoGenomics, Inc.(a)	300	2,022
Pacific Biosciences of California, Inc.(a)	500	4,250
PAREXEL International Corp.(a)	486	30,487
PRA Health Sciences, Inc.(a)	149	6,371
QIAGEN NV(a)	1,908	42,625
Quintiles Transnational Holdings, Inc.(a)	669	43,552
Sequenom, Inc.(a)	600	846
VWR Corp.(a)	200	5,412

		370,218

Machinery – 3.3%
Actuant Corp. Class A	500	12,355
AGCO Corp.	644	32,007
Alamo Group, Inc.	92	5,125
Albany International Corp. Class A	248	9,322
Allison Transmission Holdings, Inc.	1,500	40,470
Altra Industrial Motion Corp.	200	5,556
American Railcar Industries, Inc.	49	1,996
Astec Industries, Inc.	141	6,581
Barnes Group, Inc.	456	15,974
Blount International, Inc.(a)	385	3,842
Briggs & Stratton Corp.	400	9,568
Chart Industries, Inc.(a)	200	4,344
CIRCOR International, Inc.	200	9,278

CLARCOR, Inc.	448	25,890
Colfax Corp.(a)	838	23,959
Columbus McKinnon Corp.	100	1,576
Crane Co.	413	22,244
Donaldson Co., Inc.	1,200	38,292
Douglas Dynamics, Inc.	177	4,055
EnPro Industries, Inc.	245	14,132
ESCO Technologies, Inc.	190	7,406
Federal Signal Corp.	600	7,956
FreightCar America, Inc.	100	1,558
Global Brass & Copper Holdings, Inc.	200	4,990
Gorman-Rupp Co.	200	5,186
Graco, Inc.	504	42,316
Graham Corp.	100	1,991
Greenbrier Cos., Inc.	194	5,362
Harsco Corp.	600	3,270
Hillenbrand, Inc.	500	14,975
Hurco Cos., Inc.	66	2,177
Hyster-Yale Materials Handling, Inc.	89	5,927
IDEX Corp.	662	54,867
ITT Corp.	760	28,036
John Bean Technologies Corp.	255	14,385
Joy Global, Inc.	800	12,856
Kadant, Inc.	100	4,516
Kennametal, Inc.	700	15,743
LB Foster Co. Class A	100	1,816
Lincoln Electric Holdings, Inc.	641	37,543
Lindsay Corp.	77	5,514
Lydall, Inc.(a)	200	6,504
Manitowoc Co., Inc.	1,100	4,763
Manitowoc Foodservice, Inc.(a)	2,300	33,902
Meritor, Inc.(a)	700	5,642
Middleby Corp.(a)	492	52,531
Milacron Holdings Corp.(a)	100	1,649
Miller Industries, Inc.	100	2,028
Mueller Industries, Inc.	500	14,710
Mueller Water Products, Inc. Class A	1,400	13,832
Navistar International Corp.(a)	400	5,008
NN, Inc.	216	2,955
Nordson Corp.	519	39,465
Oshkosh Corp.	608	24,849
Proto Labs, Inc.(a)	199	15,341
RBC Bearings, Inc.(a)	200	14,652
Rexnord Corp.(a)	900	18,198
SPX Corp.	400	6,008
SPX FLOW, Inc.(a)	300	7,524
Standex International Corp.	115	8,948
Sun Hydraulics Corp.	248	8,231
Tennant Co.	134	6,898
Terex Corp.	900	22,392
Timken Co.	700	23,443
Titan International, Inc.	200	1,076
Toro Co.	484	41,682
TriMas Corp.(a)	400	7,008
Trinity Industries, Inc.	1,269	23,235
Wabash National Corp.(a)	500	6,600
WABCO Holdings, Inc.(a)	474	50,680
Wabtec Corp.	860	68,189

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Watts Water Technologies, Inc. Class A	283	$15,602
Woodward, Inc.	541	28,143
Xerium Technologies, Inc.(a)	100	522

		1,147,166

Marine – 0.1%
Golden Ocean Group, Ltd.(a)	300	209
Kirby Corp.(a)	463	27,914
Matson, Inc.	382	15,345
Navios Maritime Holdings, Inc.	400	452
Scorpio Bulkers, Inc.(a)	133	436

		44,356

Media – 2.9%
AMC Entertainment Holdings, Inc. Class A	200	5,598
AMC Networks, Inc. Class A(a)	512	33,249
Cable One, Inc.	30	13,114
Carmike Cinemas, Inc.(a)	200	6,008
Central European Media Enterprises, Ltd. Class A(a)	700	1,785
Charter Communications, Inc. Class A(a)	628	127,126
Cinemark Holdings, Inc.	960	34,397
Clear Channel Outdoor Holdings, Inc. Class A	200	940
Crown Media Holdings, Inc. Class A(a)	300	1,524
Daily Journal Corp.(a)	11	2,153
DISH Network Corp. Class A(a)	1,815	83,962
DreamWorks Animation SKG, Inc. Class A(a)	600	14,970
Entercom Communications Corp. Class A(a)	200	2,116
Entravision Communications Corp. Class A	600	4,464
Eros International PLC(a)	147	1,692
EW Scripps Co. Class A	500	7,795
Gannett Co., Inc.	1,000	15,140
Global Eagle Entertainment, Inc.(a)	300	2,556
Gray Television, Inc.(a)	600	7,032
Harte-Hanks, Inc.	400	1,012
Hemisphere Media Group, Inc.(a)	100	1,313
IMAX Corp.(a)	500	15,545
John Wiley & Sons, Inc. Class A	401	19,605
Journal Media Group, Inc.	200	2,392
Liberty Broadband Corp. Class A(a)	230	13,377
Liberty Broadband Corp. Class C(a)	546	31,641
Liberty Media Corp. Class A(a)	945	36,505
Liberty Media Corp. Class C(a)	1,703	64,867
Lions Gate Entertainment Corp.	749	16,366
Live Nation Entertainment, Inc.(a)	1,259	28,088
Loral Space & Communications, Inc.(a)	100	3,513
Madison Square Garden Co. Class A(a)	167	27,782
MDC Partners, Inc. Class A	400	9,440
Media General, Inc.(a)	800	13,048
Meredith Corp.	300	14,250

MSG Networks, Inc. Class A(a)	521	9,008
National CineMedia, Inc.	500	7,605
New Media Investment Group, Inc.	300	4,992
New York Times Co. Class A	1,200	14,952
Nexstar Broadcasting Group, Inc. Class A	300	13,281
Reading International, Inc. Class A(a)	100	1,198
Regal Entertainment Group Class A	700	14,798
Saga Communications, Inc. Class A	44	1,763
Scholastic Corp.	195	7,287
Sinclair Broadcast Group, Inc. Class A	562	17,281
Sirius XM Holdings, Inc.(a)	18,891	74,619
Starz Class A(a)	699	18,405
Thomson Reuters Corp.	2,843	115,085
Time, Inc.	900	13,896
Tribune Media Co. Class A	732	28,072
Tribune Publishing Co.	100	772
World Wrestling Entertainment, Inc. Class A	200	3,532

		1,010,911

Metals & Mining – 1.0%
AK Steel Holding Corp.(a)	1,700	7,021
Allegheny Technologies, Inc.	1,000	16,300
Carpenter Technology Corp.	455	15,575
Century Aluminum Co.(a)	300	2,115
Cliffs Natural Resources, Inc.(a)	1,742	5,226
Coeur Mining, Inc.(a)	1,300	7,306
Commercial Metals Co.	1,000	16,970
Compass Minerals International, Inc.	283	20,053
Ferroglobe PLC	500	4,405
Haynes International, Inc.	100	3,650
Hecla Mining Co.	2,784	7,739
Kaiser Aluminum Corp.	151	12,766
Materion Corp.	155	4,104
Real Industry, Inc.(a)	128	1,114
Reliance Steel & Aluminum Co.	633	43,797
Royal Gold, Inc.	538	27,594
Schnitzer Steel Industries, Inc. Class A	172	3,172
Southern Copper Corp.	942	26,103
Steel Dynamics, Inc.	2,000	45,020
Stillwater Mining Co.(a)	1,100	11,715
SunCoke Energy, Inc.	600	3,900
Tahoe Resources, Inc.	1,400	14,042
TimkenSteel Corp.	200	1,820
United States Steel Corp.	1,300	20,865
Worthington Industries, Inc.	400	14,256

		336,628

Multi-Utilities – 0.6%
Alliant Energy Corp.	972	72,200
Avista Corp.	500	20,390
Black Hills Corp.	445	26,758
MDU Resources Group, Inc.	1,600	31,136
NorthWestern Corp.	406	25,071
Unitil Corp.	100	4,249
Vectren Corp.	702	35,493

		215,297

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – 0.2%
Big Lots, Inc.	445	$20,154
Dillard’s, Inc. Class A	182	15,454
Fred’s, Inc. Class A	400	5,964
JC Penney Co., Inc.(a)	2,600	28,756
Ollie’s Bargain Outlet Holdings, Inc.(a)	102	2,390
Sears Holdings Corp.(a)	100	1,531
Tuesday Morning Corp.(a)	500	4,090

		78,339

Oil, Gas & Consumable Fuels – 2.1%
Alon USA Energy, Inc.	200	2,064
Antero Resources Corp.(a)	596	14,823
Ardmore Shipping Corp.	100	845
Bill Barrett Corp.(a)	300	1,866
Bonanza Creek Energy, Inc.(a)	300	477
California Resources Corp.	4,021	4,142
Callon Petroleum Co.(a)	704	6,230
Carrizo Oil & Gas, Inc.(a)	500	15,460
Cheniere Energy, Inc.(a)	2,038	68,946
Clayton Williams Energy, Inc.(a)	38	339
Clean Energy Fuels Corp.(a)	400	1,172
Cloud Peak Energy, Inc.(a)	600	1,170
Cobalt International Energy, Inc.(a)	3,200	9,504
CONSOL Energy, Inc.	1,900	21,451
Contango Oil & Gas Co.(a)	100	1,179
Continental Resources, Inc.(a)	747	22,679
CVR Energy, Inc.	100	2,610
Delek US Holdings, Inc.	400	6,096
Denbury Resources, Inc.	3,415	7,581
DHT Holdings, Inc.	696	4,009
Diamondback Energy, Inc.(a)	604	46,617
Dorian LPG, Ltd.(a)	100	940
Eclipse Resources Corp.(a)	400	576
Energen Corp.	812	29,711
EP Energy Corp. Class A(a)	200	904
EXCO Resources, Inc.(a)	1,556	1,539
Frontline, Ltd.	320	2,678
GasLog, Ltd.	400	3,896
Gener8 Maritime, Inc.(a)	100	706
Golar LNG, Ltd.	800	14,376
Green Plains, Inc.	247	3,942
Gulfport Energy Corp.(a)	900	25,506
Halcon Resources Corp.(a)	380	365
HollyFrontier Corp.	1,549	54,711
Kosmos Energy, Ltd.(a)	1,100	6,402
Laredo Petroleum, Inc.(a)	1,100	8,723
Matador Resources Co.(a)	600	11,376
Memorial Resource Development Corp.(a)	800	8,144
Navios Maritime Acquisition Corp.	400	636
Nordic American Tankers, Ltd.	740	10,427
Northern Oil and Gas, Inc.(a)	300	1,197
Oasis Petroleum, Inc.(a)	1,600	11,648
Pacific Ethanol, Inc.(a)	200	936
Panhandle Oil and Gas, Inc. Class A	100	1,731
Par Pacific Holdings, Inc.(a)	100	1,876
Parsley Energy, Inc. Class A(a)	804	18,170
PBF Energy, Inc. Class A	849	28,187
PDC Energy, Inc.(a)	360	21,402

Peabody Energy Corp.	93	216
QEP Resources, Inc.	1,500	21,165
Renewable Energy Group, Inc.(a)	400	3,776
REX American Resources Corp.(a)	34	1,886
Rice Energy, Inc.(a)	527	7,357
Ring Energy, Inc.(a)	200	1,010
RSP Permian, Inc.(a)	561	16,291
Sanchez Energy Corp.(a)	300	1,647
Scorpio Tankers, Inc.	1,600	9,328
SemGroup Corp. Class A	329	7,370
Ship Finance International, Ltd.	500	6,945
SM Energy Co.	656	12,293
Stone Energy Corp.(a)	300	237
Synergy Resources Corp.(a)	1,100	8,547
Targa Resources Corp.	1,400	41,804
Teekay Corp.	343	2,970
Teekay Tankers, Ltd. Class A	700	2,569
Ultra Petroleum Corp.(a)	800	398
Western Refining, Inc.	562	16,349
Westmoreland Coal Co.(a)	100	721
Whiting Petroleum Corp.(a)	1,700	13,566
World Fuel Services Corp.	600	29,148
WPX Energy, Inc.(a)	2,000	13,980

		729,538

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	300	6,216
Clearwater Paper Corp.(a)	141	6,840
Deltic Timber Corp.	71	4,271
Domtar Corp.	514	20,817
KapStone Paper and Packaging Corp.	698	9,667
Louisiana-Pacific Corp.(a)	1,226	20,989
Neenah Paper, Inc.	146	9,294
PH Glatfelter Co.	300	6,219
Schweitzer-Mauduit International, Inc.	300	9,444

		93,757

Personal Products – 0.5%
Avon Products, Inc.	3,700	17,797
Coty, Inc. Class A	678	18,869
Edgewell Personal Care Co.	527	42,439
Elizabeth Arden, Inc.(a)	200	1,638
Herbalife, Ltd.(a)	605	37,244
Inter Parfums, Inc.	100	3,090
Medifast, Inc.	100	3,019
Natural Health Trends Corp.	51	1,691
Nature’s Sunshine Products, Inc.	100	960
Nu Skin Enterprises, Inc. Class A	500	19,125
Nutraceutical International Corp.(a)	100	2,435
Revlon, Inc. Class A(a)	100	3,641
USANA Health Sciences, Inc.(a)	37	4,492

		156,440

Pharmaceuticals – 0.8%
Aclaris Therapeutics, Inc.(a)	58	1,099
Aerie Pharmaceuticals, Inc.(a)	100	1,216
Akorn, Inc.(a)	644	15,153
Amphastar Pharmaceuticals, Inc.(a)	200	2,400
ANI Pharmaceuticals, Inc.(a)	41	1,380
Aralez Pharmaceuticals, Inc.(a)	551	1,956
Aratana Therapeutics, Inc.(a)	200	1,104

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Assembly Biosciences, Inc.(a)	100	$502
BioDelivery Sciences International, Inc.(a)	200	646
Catalent, Inc.(a)	682	18,189
Cempra, Inc.(a)	300	5,256
Collegium Pharmaceutical, Inc.(a)	67	1,216
Corcept Therapeutics, Inc.(a)	300	1,404
Depomed, Inc.(a)	500	6,965
Dermira, Inc.(a)	100	2,068
Durect Corp.(a)	600	810
Endocyte, Inc.(a)	400	1,240
Foamix Pharmaceuticals, Ltd.(a)	200	1,304
Heska Corp.(a)	58	1,653
Impax Laboratories, Inc.(a)	566	18,123
Innoviva, Inc.	800	10,072
Intersect ENT, Inc.(a)	100	1,900
Intra-Cellular Therapies, Inc.(a)	192	5,338
Jazz Pharmaceuticals PLC(a)	516	67,364
Lannett Co., Inc.(a)	197	3,532
Medicines Co.(a)	559	17,760
Nektar Therapeutics(a)	1,100	15,125
Ocular Therapeutix, Inc.(a)	100	966
Omeros Corp.(a)	300	4,602
Orexigen Therapeutics, Inc.(a)	500	281
Pacira Pharmaceuticals, Inc.(a)	337	17,854
Paratek Pharmaceuticals, Inc.(a)	100	1,517
Phibro Animal Health Corp. Class A	200	5,408
Prestige Brands Holdings, Inc.(a)	448	23,919
Relypsa, Inc.(a)	200	2,710
Revance Therapeutics, Inc.(a)	100	1,746
Sagent Pharmaceuticals, Inc.(a)	100	1,217
SciClone Pharmaceuticals, Inc.(a)	300	3,300
Sucampo Pharmaceuticals, Inc. Class A(a)	162	1,771
Supernus Pharmaceuticals, Inc.(a)	200	3,050
Teligent, Inc.(a)	200	980
Tetraphase Pharmaceuticals, Inc.(a)	200	926
TherapeuticsMD, Inc.(a)	1,300	8,320
Theravance Biopharma, Inc.(a)	204	3,835
XenoPort, Inc.(a)	300	1,353
Zogenix, Inc.(a)	100	924

		289,454

Professional Services – 0.9%
Acacia Research Corp.	300	1,137
Advisory Board Co.(a)	328	10,578
Barrett Business Services, Inc.	39	1,121
CBIZ, Inc.(a)	300	3,027
CEB, Inc.	332	21,490
CRA International, Inc.(a)	100	1,964
Exponent, Inc.	231	11,783
Franklin Covey Co.(a)	83	1,460
FTI Consulting, Inc.(a)	370	13,139
GP Strategies Corp.(a)	100	2,740
Heidrick & Struggles International, Inc.	200	4,740
Huron Consulting Group, Inc.(a)	220	12,802
ICF International, Inc.(a)	148	5,087
IHS, Inc. Class A(a)	588	73,006
Insperity, Inc.	143	7,397
Kelly Services, Inc. Class A	200	3,824
Kforce, Inc.	200	3,916
Korn/Ferry International	455	12,872
ManpowerGroup, Inc.	604	49,178
Mistras Group, Inc.(a)	100	2,477
Navigant Consulting, Inc.(a)	400	6,324
On Assignment, Inc.(a)	460	16,983
Pendrell Corp.(a)	800	424
Resources Connection, Inc.	300	4,668
RPX Corp.(a)	500	5,630
TransUnion(a)	300	8,283
TriNet Group, Inc.(a)	300	4,305
TrueBlue, Inc.(a)	300	7,845
WageWorks, Inc.(a)	354	17,916

		316,116

Real Estate Investment Trusts (REITS) – 9.8%
Acadia Realty Trust	547	19,216
AG Mortgage Investment Trust, Inc.	200	2,614
Agree Realty Corp.	156	6,001
Alexander’s, Inc.	16	6,089
Alexandria Real Estate Equities, Inc. REIT	593	53,898
Altisource Residential Corp.	427	5,124
American Assets Trust, Inc.	342	13,653
American Campus Communities, Inc.	1,072	50,481
American Capital Agency Corp.	2,993	55,760
American Capital Mortgage Investment Corp.	500	7,340
American Homes 4 Rent Class A	1,927	30,639
Annaly Capital Management, Inc.	8,072	82,819
Anworth Mortgage Asset Corp.	1,000	4,660
Apollo Commercial Real Estate Finance, Inc.	500	8,150
Apollo Residential Mortgage, Inc.	200	2,684
Apple Hospitality REIT, Inc.	1,500	29,715
Ares Commercial Real Estate Corp.	300	3,285
Armada Hoffler Properties, Inc.	200	2,250
ARMOUR Residential REIT, Inc.	300	6,459
Ashford Hospitality Prime, Inc.	223	2,602
Ashford Hospitality Trust, Inc.	651	4,153
Bluerock Residential Growth REIT, Inc.	100	1,088
Brandywine Realty Trust	1,500	21,045
Brixmor Property Group, Inc.	1,491	38,199
Camden Property Trust	732	61,554
Capstead Mortgage Corp.	710	7,022
Care Capital Properties, Inc.	652	17,500
CareTrust REIT, Inc.	400	5,080
CatchMark Timber Trust, Inc. Class A	400	4,332
CBL & Associates Properties, Inc.	1,400	16,660
Cedar Realty Trust, Inc.	553	3,998
Chatham Lodging Trust	283	6,065
Chesapeake Lodging Trust	500	13,230
Chimera Investment Corp.	1,615	21,948
Colony Capital, Inc. Class A	982	16,468
Colony Starwood Homes	283	7,004
Columbia Property Trust, Inc.	1,069	23,507
Communications Sales & Leasing, Inc.(a)	1,000	22,250

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
CorEnergy Infrastructure Trust, Inc.	60	$1,207
CoreSite Realty Corp.	212	14,842
Corporate Office Properties Trust	800	20,992
Corrections Corp. of America	971	31,121
Cousins Properties, Inc.	1,800	18,684
CubeSmart REIT	1,442	48,019
CyrusOne, Inc.	546	24,925
CYS Investments, Inc.	1,400	11,396
DCT Industrial Trust, Inc.	784	30,944
DDR Corp. REIT	2,503	44,528
DiamondRock Hospitality Co.	1,700	17,204
Digital Realty Trust, Inc. REIT	1,248	110,436
Douglas Emmett, Inc. REIT	1,237	37,246
Duke Realty Corp.	2,858	64,419
DuPont Fabros Technology, Inc.	553	22,413
Dynex Capital, Inc.	300	1,995
Easterly Government Properties, Inc.	100	1,852
EastGroup Properties, Inc.	328	19,801
Education Realty Trust, Inc.	596	24,794
Empire State Realty Trust, Inc. Class A	924	16,198
EPR Properties	502	33,443
Equity Commonwealth(a)	1,143	32,255
Equity LifeStyle Properties, Inc.	711	51,711
Equity One, Inc.	700	20,062
FelCor Lodging Trust, Inc.	1,300	10,556
First Industrial Realty Trust, Inc.	973	22,126
First Potomac Realty Trust	446	4,041
Forest City Realty Trust, Inc. Class A	1,801	37,983
Four Corners Property Trust, Inc.	409	7,342
Franklin Street Properties Corp.	661	7,013
Gaming and Leisure Properties, Inc.	760	23,499
GEO Group, Inc.	600	20,802
Getty Realty Corp.	205	4,065
Gladstone Commercial Corp.	200	3,276
Government Properties Income Trust	657	11,727
Gramercy Property Trust	3,475	29,364
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	287	5,516
Hatteras Financial Corp.	800	11,440
Healthcare Realty Trust, Inc. REIT	853	26,349
Healthcare Trust of America, Inc. Class A	1,066	31,362
Hersha Hospitality Trust	400	8,536
Highwoods Properties, Inc.	797	38,105
Hospitality Properties Trust	1,300	34,528
Hudson Pacific Properties, Inc.	600	17,352
Independence Realty Trust, Inc.	173	1,232
InfraREIT, Inc.(a)	200	3,410
Invesco Mortgage Capital, Inc.	1,100	13,398
Investors Real Estate Trust	900	6,534
iStar, Inc.(a)	600	5,796
Kilroy Realty Corp. REIT	745	46,093
Kite Realty Group Trust	683	18,926
Ladder Capital Corp.	419	5,217
Lamar Advertising Co. Class A	685	42,128
LaSalle Hotel Properties REIT	976	24,703
Lexington Realty Trust	1,800	15,480
Liberty Property Trust REIT	1,300	43,498
LTC Properties, Inc.	354	16,015
Mack-Cali Realty Corp.	800	18,800
Medical Properties Trust, Inc.	1,977	25,661
MFA Financial, Inc.	3,100	21,235
Mid-America Apartment Communities, Inc.	645	65,925
Monmouth Real Estate Investment Corp.	479	5,695
Monogram Residential Trust, Inc.	1,400	13,804
National Health Investors, Inc.	343	22,816
National Retail Properties, Inc.	1,219	56,318
National Storage Affiliates Trust	200	4,240
New Residential Investment Corp.	1,900	22,097
New Senior Investment Group, Inc.	600	6,180
New York Mortgage Trust, Inc. REIT	900	4,266
New York REIT, Inc.	1,400	14,140
NexPoint Residential Trust, Inc.	100	1,309
NorthStar Realty Europe Corp.	400	4,640
NorthStar Realty Finance Corp.	1,500	19,680
Omega Healthcare Investors, Inc.	1,551	54,750
One Liberty Properties, Inc.	100	2,241
Orchid Island Capital, Inc.	100	1,037
Outfront Media, Inc.	1,167	24,624
Paramount Group, Inc. REIT	1,500	23,925
Parkway Properties, Inc.	700	10,962
Pebblebrook Hotel Trust	600	17,442
Pennsylvania Real Estate Investment Trust	592	12,935
PennyMac Mortgage Investment Trust	541	7,379
Physicians Realty Trust	900	16,722
Piedmont Office Realty Trust, Inc. Class A	1,200	24,372
Post Properties, Inc. REIT	484	28,914
Potlatch Corp.	300	9,450
Preferred Apartment Communities, Inc. Class A	200	2,536
PS Business Parks, Inc.	165	16,584
QTS Realty Trust, Inc. Class A, REIT	248	11,750
RAIT Financial Trust	400	1,256
Ramco-Gershenson Properties Trust	700	12,621
Rayonier, Inc.	1,062	26,210
Redwood Trust, Inc.	800	10,464
Regency Centers Corp.	795	59,506
Resource Capital Corp.	175	1,969
Retail Opportunity Investments Corp.	800	16,096
Retail Properties of America, Inc. Class A	2,000	31,700
Rexford Industrial Realty, Inc.	407	7,391
RLJ Lodging Trust	1,100	25,168
Rouse Properties, Inc.	300	5,514
Ryman Hospitality Properties, Inc.	383	19,717
Sabra Health Care REIT, Inc.	600	12,054
Saul Centers, Inc.	112	5,938
Select Income	500	11,525
Senior Housing Properties Trust	2,000	35,780
Silver Bay Realty Trust Corp.	300	4,455

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Sovran Self Storage, Inc.	334	$39,395
Spirit Realty Capital, Inc. REIT	3,677	41,366
STAG Industrial, Inc.	600	12,216
Starwood Property Trust, Inc.	2,000	37,860
STORE Capital Corp.	300	7,764
Summit Hotel Properties, Inc.	800	9,576
Sun Communities, Inc. REIT	443	31,723
Sunstone Hotel Investors, Inc. REIT	1,843	25,802
Tanger Factory Outlet Centers, Inc.	858	31,223
Taubman Centers, Inc.	525	37,396
Terreno Realty Corp.	400	9,380
Two Harbors Investment Corp.	3,100	24,614
UMH Properties, Inc.	100	992
United Development Funding IV	200	640
Universal Health Realty Income Trust	100	5,625
Urban Edge Properties	700	18,088
Urstadt Biddle Properties, Inc. Class A	200	4,190
VEREIT, Inc.	7,684	68,157
Washington Real Estate Investment Trust	556	16,241
Weingarten Realty Investors REIT	1,053	39,509
Western Asset Mortgage Capital Corp.	400	4,020
Whitestone REIT	300	3,771
WP Carey, Inc.	863	53,713
WP Glimcher, Inc.	1,600	15,184
Xenia Hotels & Resorts, Inc.	1,000	15,620

		3,396,299

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	418	15,332
Altisource Portfolio Solutions SA(a)	100	2,415
AV Homes, Inc.(a)	100	1,136
Consolidated-Tomoka Land Co.	23	1,061
Forestar Group, Inc.(a)	200	2,608
FRP Holdings, Inc.(a)	45	1,602
Howard Hughes Corp.(a)	324	34,308
Jones Lang LaSalle, Inc.	386	45,286
Kennedy-Wilson Holdings, Inc.	800	17,520
Marcus & Millichap, Inc.(a)	100	2,539
RE/MAX Holdings, Inc. Class A	100	3,430
Realogy Holdings Corp.(a)	1,225	44,235
RMR Group, Inc. Class A(a)	46	1,151
St. Joe Co.(a)	400	6,860
Tejon Ranch Co.(a)	100	2,057

		181,540

Road & Rail – 0.7%
AMERCO	61	21,796
ArcBest Corp.	200	4,318
Avis Budget Group, Inc.(a)	852	23,311
Celadon Group, Inc.	300	3,144
Covenant Transportation Group, Inc. Class A(a)	100	2,419
Genesee & Wyoming, Inc. Class A(a)	493	30,911
Heartland Express, Inc.	400	7,420
Hertz Global Holdings, Inc.(a)	3,380	35,591
Knight Transportation, Inc.	500	13,075
Landstar System, Inc.	389	25,133
Marten Transport, Ltd.	193	3,613
Old Dominion Freight Line, Inc.(a)	581	40,449
Roadrunner Transportation Systems, Inc.(a)	200	2,492
Saia, Inc.(a)	200	5,630
Swift Transportation Co.(a)	731	13,619
USA Truck, Inc.(a)	100	1,884
Werner Enterprises, Inc.	400	10,864
YRC Worldwide, Inc.(a)	200	1,864

		247,533

Semiconductors & Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc.(a)	400	13,916
Advanced Micro Devices, Inc.(a)	5,500	15,675
Alpha & Omega Semiconductor, Ltd.(a)	187	2,216
Ambarella, Inc.(a)	300	13,410
Amkor Technology, Inc.(a)	752	4,429
Applied Micro Circuits Corp.(a)	800	5,168
Atmel Corp.	3,500	28,420
Axcelis Technologies, Inc.(a)	600	1,680
Brooks Automation, Inc.	500	5,200
Cabot Microelectronics Corp.	181	7,405
Cascade Microtech, Inc.(a)	100	2,062
Cavium, Inc.(a)	460	28,134
CEVA, Inc.(a)	200	4,500
Cirrus Logic, Inc.(a)	540	19,661
Cohu, Inc.	200	2,376
Cree, Inc.(a)	900	26,190
Cypress Semiconductor Corp.	2,806	24,300
Diodes, Inc.(a)	277	5,568
DSP Group, Inc.(a)	100	912
Entegris, Inc.(a)	1,200	16,344
Exar Corp.(a)	200	1,150
Fairchild Semiconductor International, Inc.(a)	1,000	20,000
FormFactor, Inc.(a)	600	4,362
Inphi Corp.(a)	349	11,636
Integrated Device Technology, Inc.(a)	1,200	24,528
Intersil Corp. Class A	1,100	14,707
IXYS Corp.	130	1,459
Kopin Corp.(a)	400	664
Lattice Semiconductor Corp.(a)	880	4,998
M/A-COM Technology Solutions Holdings, Inc.(a)	252	11,035
Marvell Technology Group, Ltd.	3,800	39,178
Mattson Technology, Inc.(a)	500	1,825
Maxim Integrated Products, Inc.	2,451	90,148
MaxLinear, Inc. Class A(a)	500	9,250
Microsemi Corp.(a)	947	36,280
MKS Instruments, Inc.	447	16,830
Monolithic Power Systems, Inc.	357	22,719
Nanometrics, Inc.(a)	200	3,168
NeoPhotonics Corp.(a)	200	2,808
NVE Corp.	26	1,470
ON Semiconductor Corp.(a)	3,607	34,591
PDF Solutions, Inc.(a)	300	4,014
Photronics, Inc.(a)	500	5,205
Power Integrations, Inc.	300	14,898

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Rambus, Inc.(a)	1,000	$13,750
Rudolph Technologies, Inc.(a)	200	2,732
Semtech Corp.(a)	532	11,699
Sigma Designs, Inc.(a)	200	1,360
Silicon Laboratories, Inc.(a)	329	14,792
SunEdison, Inc.(a)	1,800	972
SunPower Corp.(a)	455	10,165
Synaptics, Inc.(a)	338	26,952
Teradyne, Inc.	1,775	38,322
Tessera Technologies, Inc.	442	13,702
Ultra Clean Holdings, Inc.(a)	200	1,072
Ultratech, Inc.(a)	222	4,848
Veeco Instruments, Inc.(a)	301	5,863
Xcerra Corp.(a)	300	1,956

		752,674

Software – 4.0%
A10 Networks, Inc.(a)	200	1,184
ACI Worldwide, Inc.(a)	1,000	20,790
American Software, Inc. Class A	200	1,800
ANSYS, Inc.(a)	755	67,542
Aspen Technology, Inc.(a)	755	27,278
AVG Technologies NV(a)	300	6,225
Barracuda Networks, Inc.(a)	100	1,540
Blackbaud, Inc.	405	25,470
Bottomline Technologies de, Inc.(a)	300	9,147
BroadSoft, Inc.(a)	212	8,554
Cadence Design Systems, Inc.(a)	2,502	58,997
Callidus Software, Inc.(a)	403	6,722
CDK Global, Inc.	1,395	64,937
CommVault Systems, Inc.(a)	394	17,009
Digimarc Corp.(a)	40	1,212
Ebix, Inc.	200	8,158
Ellie Mae, Inc.(a)	290	26,286
EnerNOC, Inc.(a)	200	1,496
Epiq Systems, Inc.	200	3,004
Fair Isaac Corp.	260	27,583
FireEye, Inc.(a)	1,153	20,742
Fleetmatics Group PLC(a)	300	12,213
Fortinet, Inc.(a)	1,182	36,205
Gigamon, Inc.(a)	200	6,204
Globant SA(a)	100	3,086
Glu Mobile, Inc.(a)	600	1,692
Guidewire Software, Inc.(a)	583	31,762
HubSpot, Inc.(a)	138	6,020
Imperva, Inc.(a)	273	13,786
Infoblox, Inc.(a)	517	8,841
Interactive Intelligence Group, Inc.(a)	191	6,956
Jive Software, Inc.(a)	250	945
Manhattan Associates, Inc.(a)	606	34,463
Mentor Graphics Corp.	900	18,297
MicroStrategy, Inc. Class A(a)	80	14,378
MobileIron, Inc.(a)	404	1,826
Model N, Inc.(a)	200	2,154
Monotype Imaging Holdings, Inc.	293	7,009
NetSuite, Inc.(a)	377	25,821
Nuance Communications, Inc.(a)	2,100	39,249
Park City Group, Inc.(a)	100	904
Paycom Software, Inc.(a)	300	10,680
Paylocity Holding Corp.(a)	100	3,274
Pegasystems, Inc.	261	6,624
Progress Software Corp.(a)	400	9,648
Proofpoint, Inc.(a)	356	19,146
PROS Holdings, Inc.(a)	200	2,358
PTC, Inc.(a)	993	32,928
QAD, Inc. Class A	100	2,125
Qlik Technologies, Inc.(a)	800	23,136
Qualys, Inc.(a)	164	4,151
RealPage, Inc.(a)	381	7,940
RingCentral, Inc. Class A(a)	385	6,064
Rovi Corp.(a)	700	14,357
Rubicon Project, Inc.(a)	207	3,784
Sapiens International Corp. NV	100	1,198
Seachange International, Inc.(a)	200	1,104
ServiceNow, Inc.(a)	1,292	79,045
Silver Spring Networks, Inc.(a)	300	4,425
Splunk, Inc.(a)	1,084	53,040
SS&C Technologies Holdings, Inc.	693	43,950
Synchronoss Technologies, Inc.(a)	352	11,384
Synopsys, Inc.(a)	1,330	64,425
Tableau Software, Inc. Class A(a)	441	20,229
Take-Two Interactive Software, Inc.(a)	750	28,252
Tangoe, Inc.(a)	200	1,578
Telenav, Inc.(a)	152	897
Textura Corp.(a)	100	1,863
TiVo, Inc.(a)	717	6,819
TubeMogul, Inc.(a)	158	2,045
Tyler Technologies, Inc.(a)	274	35,239
Ultimate Software Group, Inc.(a)	246	47,601
Varonis Systems, Inc.(a)	90	1,642
VASCO Data Security International, Inc.(a)	200	3,080
Verint Systems, Inc.(a)	529	17,658
VirnetX Holding Corp.(a)	500	2,295
VMware, Inc. Class A(a)	695	36,355
Workday, Inc. Class A(a)	924	71,000
Xura, Inc.(a)	174	3,423
Zendesk, Inc.(a)	387	8,100
Zix Corp.(a)	300	1,179
Zynga, Inc. Class A(a)	6,500	14,820

		1,386,348

Specialty Retail – 2.6%
Aaron’s, Inc.	538	13,504
Abercrombie & Fitch Co. Class A	596	18,798
America’s Car-Mart, Inc.(a)	44	1,100
American Eagle Outfitters, Inc.	1,600	26,672
Asbury Automotive Group, Inc.(a)	222	13,284
Ascena Retail Group, Inc.(a)	1,463	16,181
Barnes & Noble Education, Inc.(a)	200	1,960
Barnes & Noble, Inc.	554	6,847
Big 5 Sporting Goods Corp.	100	1,111
Boot Barn Holdings, Inc.(a)	100	940
Buckle, Inc.	284	9,619
Build-A-Bear Workshop, Inc.(a)	100	1,299
Burlington Stores, Inc.(a)	640	35,994
Cabela’s, Inc.(a)	453	22,057
Caleres, Inc.	400	11,316
Cato Corp. Class A	200	7,710
Chico’s FAS, Inc.	1,200	15,924

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Children’s Place, Inc.	181	$15,108
Citi Trends, Inc.	100	1,783
Conn’s, Inc.(a)	143	1,782
Container Store Group, Inc.(a)	100	587
CST Brands, Inc.	683	26,152
Destination XL Group, Inc.(a)	200	1,034
Dick’s Sporting Goods, Inc.	800	37,400
DSW, Inc. Class A	600	16,584
Express, Inc.(a)	749	16,036
Finish Line, Inc. Class A	400	8,440
Five Below, Inc.(a)	454	18,768
Foot Locker, Inc.	1,195	77,078
Francesca’s Holdings Corp.(a)	375	7,185
Genesco, Inc.(a)	172	12,427
GNC Holdings, Inc. Class A	703	22,320
Group 1 Automotive, Inc.	252	14,790
Guess?, Inc.	500	9,385
Haverty Furniture Cos., Inc.	200	4,232
Hibbett Sports, Inc.(a)	234	8,401
Kirkland’s, Inc.	100	1,751
Lithia Motors, Inc. Class A	193	16,855
Lumber Liquidators Holdings, Inc.(a)	176	2,309
MarineMax, Inc.(a)	166	3,232
Mattress Firm Holding Corp.(a)	151	6,401
Michaels Cos., Inc.(a)	500	13,985
Monro Muffler Brake, Inc.	269	19,225
Murphy USA, Inc.(a)	394	24,211
Office Depot, Inc.(a)	4,600	32,660
Outerwall, Inc.	134	4,957
Party City Holdco, Inc.(a)	200	3,008
Penske Automotive Group, Inc.	377	14,288
Pier 1 Imports, Inc.	800	5,608
Rent-A-Center, Inc.	500	7,925
Restoration Hardware Holdings, Inc.(a)	329	13,785
Sally Beauty Holdings, Inc.(a)	1,285	41,608
Select Comfort Corp.(a)	376	7,291
Shoe Carnival, Inc.	100	2,696
Sonic Automotive, Inc. Class A	300	5,544
Sportsman’s Warehouse Holdings, Inc.(a)	100	1,260
Stage Stores, Inc.	200	1,612
Stein Mart, Inc.	153	1,121
Tailored Brands, Inc.	352	6,301
Tile Shop Holdings, Inc.(a)	219	3,265
Ulta Salon Cosmetics & Fragrance, Inc.(a)	537	104,038
Vitamin Shoppe, Inc.(a)	300	9,288
West Marine, Inc.(a)	182	1,654
Williams-Sonoma, Inc.	775	42,424
Winmark Corp.	12	1,176
Zumiez, Inc.(a)	100	1,992

		905,278

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	1,000	15,470
Avid Technology, Inc.(a)	200	1,352
CPI Card Group, Inc.	169	1,393
Cray, Inc.(a)	366	15,339

Diebold, Inc.	551	15,929
Eastman Kodak Co.(a)	100	1,085
Electronics For Imaging, Inc.(a)	405	17,168
Immersion Corp.(a)	235	1,941
Lexmark International, Inc. Class A	500	16,715
NCR Corp.(a)	1,167	34,928
Nimble Storage, Inc.(a)	300	2,352
Pure Storage, Inc. Class A(a)	200	2,738
Quantum Corp.(a)	1,100	671
Silicon Graphics International Corp.(a)	333	2,371
Stratasys, Ltd.(a)	482	12,494
Super Micro Computer, Inc.(a)	272	9,270

		151,216

Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.	461	48,580
Cherokee, Inc.(a)	100	1,779
Columbia Sportswear Co.	287	17,246
Crocs, Inc.(a)	500	4,810
Culp, Inc.	100	2,622
Deckers Outdoor Corp.(a)	283	16,955
Fossil Group, Inc.(a)	400	17,768
G-III Apparel Group, Ltd.(a)	381	18,627
Iconix Brand Group, Inc.(a)	300	2,415
Kate Spade & Co.(a)	1,100	28,072
lululemon athletica, Inc.(a)	940	63,647
Movado Group, Inc.	100	2,753
Oxford Industries, Inc.	130	8,740
Perry Ellis International, Inc.(a)	100	1,841
Sequential Brands Group, Inc.(a)	310	1,981
Skechers U.S.A., Inc. Class A(a)	1,047	31,881
Steven Madden, Ltd.(a)	500	18,520
Tumi Holdings, Inc.(a)	528	14,161
Unifi, Inc.(a)	100	2,291
Vera Bradley, Inc.(a)	200	4,068
Wolverine World Wide, Inc.	900	16,578

		325,335

Thrifts & Mortgage Finance – 1.0%
Anchor BanCorp Wisconsin, Inc.(a)	40	1,802
Astoria Financial Corp.	800	12,672
Bank Mutual Corp.	500	3,785
BankFinancial Corp.	100	1,182
Beneficial Bancorp, Inc.(a)	600	8,214
BofI Holding, Inc.(a)	500	10,670
BSB Bancorp, Inc.(a)	79	1,775
Capitol Federal Financial, Inc.	1,200	15,912
Charter Financial Corp.	100	1,350
Clifton Bancorp, Inc.	220	3,326
Dime Community Bancshares, Inc.	200	3,524
Essent Group, Ltd.(a)	500	10,400
EverBank Financial Corp.	800	12,072
Federal Agricultural Mortgage Corp. Class C	100	3,773
First Defiance Financial Corp.	48	1,844
Flagstar Bancorp, Inc.(a)	200	4,292
Fox Chase Bancorp, Inc.	100	1,932
Hingham Institution for Savings	13	1,548
HomeStreet, Inc.(a)	174	3,621
Impac Mortgage Holdings, Inc.(a)	89	1,234
Kearny Financial Corp.	700	8,645

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
LendingTree, Inc.(a)	48	$4,694
Meridian Bancorp, Inc.	500	6,960
Meta Financial Group, Inc.	36	1,642
MGIC Investment Corp.(a)	2,900	22,243
Nationstar Mortgage Holdings, Inc.(a)	200	1,980
New York Community Bancorp, Inc.	4,023	63,966
NMI Holdings, Inc. Class A(a)	300	1,515
Northfield Bancorp, Inc.	400	6,576
Northwest Bancshares, Inc.	900	12,159
OceanFirst Financial Corp.	100	1,768
Ocwen Financial Corp.(a)	800	1,976
Oritani Financial Corp.	300	5,091
PennyMac Financial Services, Inc. Class A(a)	100	1,176
PHH Corp.(a)	500	6,270
Provident Financial Services, Inc.	600	12,114
Radian Group, Inc.	1,600	19,840
Territorial Bancorp, Inc.	55	1,433
TFS Financial Corp.	529	9,189
TrustCo Bank Corp.	900	5,454
United Community Financial Corp.	300	1,761
United Financial Bancorp, Inc.	500	6,295
Walker & Dunlop, Inc.(a)	200	4,854
Walter Investment Management Corp.(a)	200	1,528
Washington Federal, Inc.	800	18,120
Waterstone Financial, Inc.	200	2,736
WSFS Financial Corp.	300	9,756

		344,669

Tobacco – 0.1%
Universal Corp.	241	13,691
Vector Group, Ltd.	700	15,988

		29,679

Trading Companies & Distributors – 0.8%
Air Lease Corp.	900	28,908
Aircastle, Ltd.	500	11,120
Applied Industrial Technologies, Inc.	361	15,667
Beacon Roofing Supply, Inc.(a)	449	18,413
BMC Stock Holdings, Inc.(a)	300	4,986
CAI International, Inc.(a)	100	966
DXP Enterprises, Inc.(a)	100	1,756
GATX Corp.	385	18,288
H&E Equipment Services, Inc.	200	3,506
HD Supply Holdings, Inc.(a)	1,479	48,911
Kaman Corp.	199	8,495
MRC Global, Inc.(a)	900	11,826
MSC Industrial Direct Co., Inc. Class A	409	31,211
NOW, Inc.(a)	900	15,948
Rush Enterprises, Inc. Class A(a)	300	5,472
TAL International Group, Inc.(a)	200	3,088
Textainer Group Holdings, Ltd.	100	1,484
Titan Machinery, Inc.(a)	100	1,156
Univar, Inc.(a)	301	5,171
Veritiv Corp.(a)	42	1,565
Watsco, Inc.	212	28,565
WESCO International, Inc.(a)	387	21,157

		287,659

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	575	38,778
Wesco Aircraft Holdings, Inc.(a)	600	8,634

		47,412

Water Utilities – 0.3%
American States Water Co.	346	13,619
Aqua America, Inc.	1,515	48,207
Artesian Resources Corp. Class A	51	1,426
California Water Service Group	400	10,688
Connecticut Water Service, Inc.	100	4,510
Consolidated Water Co., Ltd.	100	1,217
Middlesex Water Co.	100	3,085
SJW Corp.	100	3,635
York Water Co.	100	3,052

		89,439

Wireless Telecommunication Services – 0.5%
Boingo Wireless, Inc.(a)	200	1,544
NTELOS Holdings Corp.(a)	177	1,628
Shenandoah Telecommunications Co.	450	12,038
Spok Holdings, Inc.	200	3,502
Sprint Corp.(a)	6,274	21,834
T-Mobile US, Inc.(a)	2,360	90,388
Telephone & Data Systems, Inc.	800	24,072
United States Cellular Corp.(a)	100	4,569

		159,575

TOTAL COMMON STOCKS (Cost $34,178,849)		32,486,539

SHORT-TERM INVESTMENT – 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(c)(d) (Cost $1,404,476)	1,404,476	1,404,476

TOTAL INVESTMENTS – 97.9% (Cost $35,583,325)		33,891,015
Other Assets in Excess of Liabilities – 2.1%		743,191

NET ASSETS – 100.0%		$34,634,206

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 400 (long)	06/17/2016	6	$864,720	$32,897
Russell 2000 (long)	06/17/2016	4	443,840	11,331

Total unrealized appreciation on open futures contracts purchased				$44,228

During the period ended March 31, 2016, average notional value related to futures contracts was $254,710.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$584,336	$–	$–	$584,336
Air Freight & Logistics	68,445	–	–	68,445
Airlines	247,603	–	–	247,603
Auto Components	302,559	–	–	302,559
Automobiles	220,222	–	–	220,222
Banks	1,836,637	–	–	1,836,637
Beverages	26,498	–	–	26,498
Biotechnology	1,133,095	1,120	–	1,134,215
Building Products	405,044	–	–	405,044
Capital Markets	512,507	–	–	512,507
Chemicals	809,151	–	–	809,151
Commercial Services & Supplies	568,684	–	–	568,684
Communications Equipment	476,814	–	–	476,814
Construction & Engineering	229,777	–	–	229,777
Construction Materials	53,009	–	–	53,009
Consumer Finance	194,641	–	–	194,641
Containers & Packaging	347,803	–	–	347,803
Distributors	129,891	–	–	129,891
Diversified Consumer Services	224,499	–	–	224,499
Diversified Financial Services	282,331	–	–	282,331
Diversified Telecommunication Services	233,198	–	–	233,198
Electric Utilities	452,118	–	–	452,118
Electrical Equipment	278,428	–	–	278,428
Electronic Equipment, Instruments & Components	912,095	–	–	912,095
Energy Equipment & Services	351,119	–	–	351,119
Food & Staples Retailing	234,748	–	–	234,748
Food Products	583,187	–	–	583,187
Gas Utilities	413,884	–	–	413,884
Health Care Equipment & Supplies	924,536	–	–	924,536
Health Care Providers & Services	611,638	–	–	611,638
Health Care Technology	173,350	–	–	173,350
Hotels, Restaurants & Leisure	1,211,068	–	–	1,211,068
Household Durables	466,490	–	–	466,490
Household Products	73,163	–	–	73,163
Independent Power Producers & Energy Traders	113,364	–	–	113,364
Industrial Conglomerates	59,133	–	–	59,133
Insurance	1,440,393	–	–	1,440,393
Internet & Catalog Retail	251,212	–	–	251,212
Internet Software & Services	635,844	–	–	635,844
IT Services	1,159,384	–	–	1,159,384
Leisure Equipment & Products	160,645	–	–	160,645
Life Sciences Tools & Services	370,218	–	–	370,218
Machinery	1,147,166	–	–	1,147,166
Marine	44,356	–	–	44,356
Media	1,010,911	–	–	1,010,911

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Metals & Mining	$336,628	$–	$–	$336,628
Multi-Utilities	215,297	–	–	215,297
Multiline Retail	78,339	–	–	78,339
Oil, Gas & Consumable Fuels	729,538	–	–	729,538
Paper & Forest Products	93,757	–	–	93,757
Personal Products	156,440	–	–	156,440
Pharmaceuticals	289,454	–	–	289,454
Professional Services	316,116	–	–	316,116
Real Estate Investment Trusts (REITs)	3,395,659	640	–	3,396,299
Real Estate Management & Development	181,540	–	–	181,540
Road & Rail	247,533	–	–	247,533
Semiconductors & Semiconductor Equipment	752,674	–	–	752,674
Software	1,386,348	–	–	1,386,348
Specialty Retail	905,278	–	–	905,278
Technology Hardware, Storage & Peripherals	151,216	–	–	151,216
Textiles, Apparel & Luxury Goods	325,335	–	–	325,335
Thrifts & Mortgage Finance	344,669	–	–	344,669
Tobacco	29,679	–	–	29,679
Trading Companies & Distributors	287,659	–	–	287,659
Transportation Infrastructure	47,412	–	–	47,412
Water Utilities	89,439	–	–	89,439
Wireless Telecommunication Services	159,575	–	–	159,575
Short-Term Investment	1,404,476	–	–	1,404,476

Total Investments	$33,889,255	$1,760	$–	$33,891,015

Other Financial Instruments:
Futures Contracts(a)	44,228	–	–	44,228

Total Investments and Other Financial Instruments	$33,933,483	$1,760	$–	$33,935,243

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 98.9%
Aerospace & Defense – 2.0%
General Dynamics Corp.(a)	282	$37,046
Huntington Ingalls Industries, Inc.	189	25,882

		62,928

Airlines – 2.4%
Delta Air Lines, Inc.	755	36,753
Southwest Airlines Co.	888	39,783

		76,536

Beverages – 3.6%
Coca-Cola Enterprises, Inc.	777	39,425
Molson Coors Brewing Co. Class B	407	39,145
PepsiCo, Inc.	371	38,020

		116,590

Biotechnology – 1.1%
Amgen, Inc.(a)	230	34,484

Chemicals – 1.1%
Dow Chemical Co.	669	34,025

Commercial Services & Supplies – 1.2%
Waste Management, Inc.	678	40,002

Communications Equipment – 2.7%
Cisco Systems, Inc.(a)	1,531	43,588
F5 Networks, Inc.(a)	393	41,599

		85,187

Consumer Finance – 1.0%
Ally Financial, Inc.(a)	1,793	33,565

Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc. Class B(a)	279	39,585

Diversified Telecommunication Services – 4.1%
AT&T, Inc.(a)	1,015	39,757
CenturyLink, Inc.	1,554	49,666
Verizon Communications, Inc.	763	41,263

		130,686

Electric Utilities – 10.4%
American Electric Power Co., Inc.	609	40,438
Edison International	600	43,134
Entergy Corp.	528	41,860
Exelon Corp.	1,283	46,008
FirstEnergy Corp.(a)	1,125	40,466
PG&E Corp.	683	40,789
Pinnacle West Capital Corp.	557	41,814
PPL Corp.	1,059	40,316

		334,825

Electronic Equipment, Instruments & Components – 1.3%
Corning, Inc.	2,074	43,326

Food & Staples Retailing – 3.5%
CVS Health Corp.(a)	372	38,587
Kroger Co.(a)	944	36,108
Wal-Mart Stores, Inc.	567	38,834

		113,529

Food Products – 6.2%
Archer-Daniels-Midland Co.	1,096	39,796
Bunge, Ltd.	589	33,379
Ingredion, Inc.	405	43,250
Pinnacle Foods, Inc.	863	38,559

Tyson Foods, Inc. Class A	687	45,795

		200,779

Health Care Equipment & Supplies – 7.0%
Baxter International, Inc.	997	40,957
C.R. Bard, Inc.	166	33,643
DENTSPLY SIRONA, Inc.	622	38,334
Hologic, Inc.(a)	1,036	35,742
Intuitive Surgical, Inc.(a)	63	37,866
Zimmer Biomet Holdings, Inc.	359	38,280

		224,822

Health Care Providers & Services – 5.4%
AmerisourceBergen Corp. Class A	387	33,495
Cardinal Health, Inc.	437	35,812
DaVita HealthCare Partners, Inc.(a)	538	39,478
Express Scripts Holding Co.(a)	489	33,589
McKesson Corp.	206	32,394

		174,768

Health Care Technology – 0.8%
Cerner Corp.(a)	466	24,679

Hotels, Restaurants & Leisure – 3.0%
Aramark	738	24,442
Brinker International, Inc.	723	33,222
Carnival Corp.	706	37,256

		94,920

Household Products – 4.3%
Clorox Co.(a)	188	23,699
Colgate-Palmolive Co.(a)	550	38,858
Kimberly-Clark Corp.	280	37,663
Procter & Gamble Co.	458	37,698

		137,918

Industrial Conglomerates – 1.3%
3M Co.	255	42,491

Insurance – 5.9%
Allstate Corp.	604	40,691
American International Group, Inc.	570	30,809
Everest Re Group, Ltd.	207	40,868
Hartford Financial Services Group, Inc.	923	42,532
Travelers Cos., Inc.	308	35,947

		190,847

Internet Software & Services – 1.0%
eBay, Inc.(a)	1,344	32,068

IT Services – 2.7%
Computer Sciences Corp.(a)	1,221	41,990
International Business Machines Corp.	285	43,163

		85,153

Media – 2.0%
Comcast Corp. Class A(a)	645	39,396
Walt Disney Co.	254	25,225

		64,621

Multi-Utilities – 1.3%
Public Service Enterprise Group, Inc.	895	42,190

Multiline Retail – 4.9%
Dollar General Corp.	497	42,543
Kohl’s Corp.	745	34,725
Macy’s, Inc.	861	37,962

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Multiline Retail – (continued)
Target Corp.	512	$42,127

		157,357

Oil, Gas & Consumable Fuels – 0.9%
Valero Energy Corp.	441	28,286

Pharmaceuticals – 3.4%
Johnson & Johnson	366	39,601
Merck & Co., Inc.	688	36,402
Pfizer, Inc.	1,144	33,908

		109,911

Real Estate Investment Trusts (REITS) – 1.3%
Annaly Capital Management, Inc.	4,030	41,348

Semiconductors & Semiconductor Equipment – 3.6%
Intel Corp.(a)	1,181	38,205
Texas Instruments, Inc.	704	40,424
Xilinx, Inc.	750	35,573

		114,202

Software – 1.2%
Microsoft Corp.(a)	692	38,219

Specialty Retail – 4.7%
Foot Locker, Inc.(a)	545	35,153
L Brands, Inc.	378	33,192
Lowe’s Cos., Inc.(a)	507	38,405
Staples, Inc.	3,930	43,348

		150,098

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	364	39,672

Tobacco – 1.2%
Altria Group, Inc.	611	38,285

TOTAL COMMON STOCKS (Cost $2,971,585)		3,177,902

SHORT-TERM INVESTMENT – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(b)(c) (Cost $35,178)	35,178	35,178

TOTAL INVESTMENTS – 100.0% (Cost $3,006,763)		3,213,080
Other Assets in Excess of Liabilities – 0.0%(d)		1,369

NET ASSETS – 100.0%		$3,214,449

(a)	Non-income producing security.

(b)	Affiliated fund managed by SSGA Funds Management, Inc.

(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

(d)	Amount is less than 0.05% of net assets.

REIT	Real Estate Investment Trust

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$62,928	$–	$–	$62,928
Airlines	76,536	–	–	76,536
Beverages	116,590	–	–	116,590
Biotechnology	34,484	–	–	34,484
Chemicals	34,025	–	–	34,025
Commercial Services & Supplies	40,002	–	–	40,002
Communications Equipment	85,187	–	–	85,187
Consumer Finance	33,565	–	–	33,565
Diversified Financial Services	39,585	–	–	39,585
Diversified Telecommunication Services	130,686	–	–	130,686
Electric Utilities	334,825	–	–	334,825
Electronic Equipment, Instruments & Components	43,326	–	–	43,326
Food & Staples Retailing	113,529	–	–	113,529
Food Products	200,779	–	–	200,779
Health Care Equipment & Supplies	224,822	–	–	224,822
Health Care Providers & Services	174,768	–	–	174,768
Health Care Technology	24,679	–	–	24,679
Hotels, Restaurants & Leisure	94,920	–	–	94,920
Household Products	137,918	–	–	137,918
Industrial Conglomerates	42,491	–	–	42,491
Insurance	190,847	–	–	190,847
Internet Software & Services	32,068	–	–	32,068
IT Services	85,153	–	–	85,153
Media	64,621	–	–	64,621
Multi-Utilities	42,190	–	–	42,190

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multiline Retail	$157,357	$–	$–	$157,357
Oil, Gas & Consumable Fuels	28,286	–	–	28,286
Pharmaceuticals	109,911	–	–	109,911
Real Estate Investment Trusts (REITs)	41,348	–	–	41,348
Semiconductors & Semiconductor Equipment	114,202	–	–	114,202
Software	38,219	–	–	38,219
Specialty Retail	150,098	–	–	150,098
Technology Hardware, Storage & Peripherals	39,672	–	–	39,672
Tobacco	38,285	–	–	38,285
Short-Term Investment	35,178	–	–	35,178

Total Investments	$3,213,080	$–	$–	$3,213,080

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.0%
Australia – 6.7%
AGL Energy, Ltd.	2,835	$40,127
CIMIC Group, Ltd.	1,241	33,183
Cochlear, Ltd.	490	38,560
Mirvac Group REIT	15,771	23,475
Qantas Airways, Ltd.(a)	13,342	41,772
Woodside Petroleum, Ltd.	1,771	35,367

		212,484

Belgium – 2.5%
Colruyt SA	693	40,433
Proximus SADP	1,114	38,128

		78,561

Denmark – 1.7%
Danske Bank A/S	429	12,139
Vestas Wind Systems A/S	586	41,409

		53,548

France – 7.2%
Eutelsat Communications SA	1,178	38,110
Gecina SA REIT	307	42,331
Klepierre REIT(a)	904	43,370
Orange SA	2,190	38,420
Veolia Environnement SA(a)	1,103	26,609
Vinci SA	549	40,959

		229,799

Germany – 5.2%
Deutsche Lufthansa AG(a)	2,492	40,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	199	40,535
OSRAM Licht AG	875	45,174
ProSiebenSat.1 Media SE(a)	762	39,236

		165,284

Hong Kong – 9.0%
CK Hutchison Holdings, Ltd.	3,000	38,870
CLP Holdings, Ltd.	4,500	40,756
Hongkong Land Holdings, Ltd.	6,500	38,935
Power Assets Holdings, Ltd.	4,000	40,946
Sands China, Ltd.	11,600	47,183
Sun Hung Kai Properties, Ltd.	3,000	36,647
Swire Pacific, Ltd. Class A	4,000	43,086

		286,423

Israel – 0.8%
Check Point Software Technologies, Ltd.(a)	300	26,241

Japan – 23.2%
Asahi Glass Co., Ltd.	2,000	10,961
Asahi Group Holdings, Ltd.	1,300	40,563
Astellas Pharma, Inc.	2,700	35,950
Canon, Inc.	1,300	38,805
Central Japan Railway Co.	200	35,420
Chubu Electric Power Co., Inc.	2,900	40,548
Daito Trust Construction Co., Ltd.	300	42,653
Hoya Corp.	1,000	38,089
Japan Airlines Co., Ltd.	300	11,002
KDDI Corp.	1,500	40,118
Konami Holdings Corp.	1,600	47,404
Konica Minolta, Inc.	4,600	39,126
Kuraray Co., Ltd.	3,500	42,849
Mitsubishi Tanabe Pharma Corp.	2,100	36,565
Nikon Corp.	2,500	38,302
Nippon Steel & Sumitomo Metal Corp.	2,200	42,319
Nippon Telegraph & Telephone Corp.	900	38,820
NTT DOCOMO, Inc.	1,600	36,336
Suzuken Co., Ltd.	1,200	40,838
Tokyu Corp.	5,000	41,950

		738,618

Netherlands – 2.5%
Koninklijke Ahold NV(a)	1,710	38,525
NN Group NV	1,213	39,747

		78,272

Norway – 1.3%
Orkla ASA(a)	4,606	41,737

Singapore – 6.3%
CapitaLand Mall Trust REIT	25,100	38,957
ComfortDelGro Corp., Ltd.	17,500	37,947
Singapore Airlines, Ltd.	4,700	39,859
Singapore Press Holdings, Ltd.	13,900	41,289
Wilmar International, Ltd.	17,000	42,418

		200,470

South Africa – 1.0%
Mondi PLC	1,595	30,628

Spain – 2.7%
Aena SA(a)(b)	342	44,215
Endesa SA	2,101	40,390

		84,605

Sweden – 2.6%
Skanska AB Class B(a)	1,892	43,247
Svenska Cellulosa AB SCA Class B(a)	1,298	40,621

		83,868

Switzerland – 11.5%
Adecco SA(a)	300	19,626
Galenica AG(a)	16	24,159
Geberit AG(a)	104	39,020
Givaudan SA	20	39,388
Lonza Group AG(a)	265	45,022
Roche Holding AG	150	37,075
Sika AG(a)	10	39,743
Sonova Holding AG(a)	320	41,034
Swiss Re AG(a)	418	38,804
Swisscom AG(a)	78	42,557

		366,428

United Kingdom – 14.8%
Associated British Foods PLC	831	40,000
British American Tobacco PLC	681	40,033
BT Group PLC	5,744	36,367
Direct Line Insurance Group PLC	7,160	38,098
GlaxoSmithKline PLC	1,848	37,505
National Grid PLC	2,741	38,892
Reckitt Benckiser Group PLC	409	39,563
RELX PLC	2,214	41,177
Rexam PLC	4,383	39,940
SABMiller PLC	627	38,354
Vodafone Group PLC	12,413	39,465

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Wm Morrison Supermarkets PLC	14,697	$41,973

		471,367

TOTAL COMMON STOCKS (Cost $2,982,109)		3,148,333

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(c)(d) (Cost $13,876)	13,876	13,876

TOTAL INVESTMENTS – 99.5% (Cost $2,995,985)		3,162,209
Other Assets in Excess of Liabilities – 0.5%		17,408

NET ASSETS – 100.0%		$3,179,617

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(d)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT	Real Estate Investment Trust

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$212,484	$–	$–	$212,484
Belgium	78,561	–	–	78,561
Denmark	53,548	–	–	53,548
France	229,799	–	–	229,799
Germany	165,284	–	–	165,284
Hong Kong	286,423	–	–	286,423
Israel	26,241	–	–	26,241
Japan	738,618	–	–	738,618
Netherlands	78,272	–	–	78,272
Norway	41,737	–	–	41,737
Singapore	200,470	–	–	200,470
South Africa	30,628	–	–	30,628
Spain	84,605	–	–	84,605
Sweden	83,868	–	–	83,868
Switzerland	366,428	–	–	366,428
United Kingdom	471,367	–	–	471,367
Short-Term Investment	13,876	–	–	13,876

Total Investments	$3,162,209	$–	$–	$3,162,209

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Disciplined Global Equity Portfolio. The schedule of investments for the State Street Disciplined Global Equity Portfolio follows.

State Street Disciplined Global Equity Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 98.7%
Australia – 1.8%
Qantas Airways, Ltd.(a)	3,476	$10,883
Telstra Corp., Ltd.	8,632	35,392
Woodside Petroleum, Ltd.	634	12,661

		58,936

Belgium – 0.8%
Delhaize Group	234	24,466

Canada – 4.3%
BCE, Inc.	761	34,824
Cenovus Energy, Inc.	807	10,544
Metro, Inc.	603	21,007
Shaw Communications, Inc. Class B	1,757	34,082
TELUS Corp.	1,156	37,787

		138,244

Denmark – 1.2%
Novo Nordisk A/S Class B	247	13,419
Vestas Wind Systems A/S	370	26,146

		39,565

France – 1.0%
Sanofi	393	31,734

Germany – 2.3%
Fresenius SE & Co. KGaA	236	17,268
METRO AG	1,269	39,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	16,092

		72,737

Hong Kong – 4.2%
CK Hutchison Holdings, Ltd.	1,500	19,435
CLP Holdings, Ltd.	4,000	36,227
Hang Seng Bank, Ltd.	1,100	19,486
Link REIT	4,000	23,696
Power Assets Holdings, Ltd.	3,500	35,828

		134,672

Japan – 10.0%
Astellas Pharma, Inc.	2,200	29,292
Bridgestone Corp.	500	18,706
Canon, Inc.	1,200	35,820
Central Japan Railway Co.	200	35,420
Hoya Corp.	400	15,236
KDDI Corp.	800	21,396
Kirin Holdings Co., Ltd.	2,100	29,483
Mitsubishi Materials Corp.	5,000	14,147
Nippon Steel & Sumitomo Metal Corp.	1,500	28,854
Nippon Telegraph & Telephone Corp.	900	38,820
Sekisui Chemical Co., Ltd.	2,100	25,896
Sumitomo Rubber Industries, Ltd.	1,600	24,756

		317,826

Netherlands – 1.3%
Koninklijke Ahold NV	1,851	41,701
Royal Dutch Shell PLC Class A	7	169

		41,870

New Zealand – 1.2%
Spark New Zealand, Ltd.	14,782	37,460

Norway – 0.6%
Norsk Hydro ASA	4,543	18,713

Singapore – 0.8%
Ascendas REIT	6,500	11,537
UOL Group, Ltd.	2,900	12,921

		24,458

Spain – 0.7%
ACS Actividades de Construccion y Servicios SA	535	15,967
Repsol SA	643	7,269

		23,236

Switzerland – 3.6%
Sonova Holding AG	246	31,545
Swiss Re AG	422	39,175
Swisscom AG	78	42,557

		113,277

United Kingdom – 2.8%
BT Group PLC	5,406	34,227
Direct Line Insurance Group PLC	6,744	35,884
Rexam PLC	2,186	19,920

		90,031

United States – 62.1%
Agilent Technologies, Inc.	561	22,356
Ally Financial, Inc.(a)	1,825	34,164
Altria Group, Inc.	458	28,698
Ameren Corp.	768	38,477
American Capital Agency Corp.	1,953	36,384
American Electric Power Co., Inc.	520	34,528
AmerisourceBergen Corp. Class A	430	37,217
Annaly Capital Management, Inc.	3,380	34,679
Anthem, Inc.	235	32,663
Archer-Daniels-Midland Co.	859	31,190
Avery Dennison Corp.	452	32,594
Axis Capital Holdings, Ltd.	669	37,103
C.R. Bard, Inc.	196	39,723
Cardinal Health, Inc.	391	32,042
Chubb, Ltd.	432	51,473
Church & Dwight Co., Inc.	258	23,782
Cintas Corp.	366	32,871
Clorox Co.	315	39,709
Coca-Cola Enterprises, Inc.	900	45,666
Computer Sciences Corp.	229	7,875
Consolidated Edison, Inc.	458	35,092
DaVita HealthCare Partners, Inc.(a)	565	41,460
Delta Air Lines, Inc.	481	23,415
DENTSPLY SIRONA, Inc.	648	39,936
Dr. Pepper Snapple Group, Inc.	400	35,768
DTE Energy Co.	492	44,605
Edison International	520	37,383
Energizer Holdings, Inc.	323	13,085
Entergy Corp.	494	39,164

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United States – (continued)
Express Scripts Holding Co.(a)	440	$30,224
F5 Networks, Inc.(a)	296	31,332
Foot Locker, Inc.	581	37,475
Harris Corp.	299	23,280
HCA Holdings, Inc.(a)	522	40,742
Henry Schein, Inc.(a)	266	45,920
Home Depot, Inc.	324	43,231
Johnson & Johnson	386	41,765
Kimberly-Clark Corp.	328	44,119
Kroger Co.	1,220	46,665
L Brands, Inc.	266	23,358
Macy’s, Inc.	605	26,674
McKesson Corp.	123	19,342
NetApp, Inc.	984	26,853
Newmont Mining Corp.	568	15,097
O’Reilly Automotive, Inc.(a)	144	39,407
Pfizer, Inc.	501	14,850
Pinnacle West Capital Corp.	229	17,191
PPL Corp.	719	27,372
Procter & Gamble Co.	498	40,990
Public Service Enterprise Group, Inc.	846	39,880
Quest Diagnostics, Inc.	580	41,441
Southwest Airlines Co.	809	36,243
Synopsys, Inc.(a)	458	22,186
Target Corp.	485	39,906
Thomson Reuters Corp.	980	39,868
Tyson Foods, Inc. Class A	599	39,929
Valero Energy Corp.	364	23,347
Wal-Mart Stores, Inc.	574	39,313
Waste Management, Inc.	713	42,067

		1,983,169

TOTAL COMMON STOCKS (Cost $2,986,224)		3,150,394

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(b)(c) (Cost $5,146)	5,146	5,146

TOTAL INVESTMENTS – 98.9% (Cost $2,991,370)		3,155,540
Other Assets in Excess of Liabilities – 1.1%		35,462

NET ASSETS – 100.0%		$3,191,002

(a)	Non-income producing security.

(b)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

REIT	Real Estate Investment Trust

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$58,936	$–	$–	$58,936
Belgium	24,466	–	–	24,466
Canada	138,244	–	–	138,244
Denmark	39,565	–	–	39,565
France	31,734	–	–	31,734
Germany	72,737	–	–	72,737
Hong Kong	134,672	–	–	134,672
Japan	317,826	–	–	317,826
Netherlands	41,870	–	–	41,870
New Zealand	37,460	–	–	37,460
Norway	18,713	–	–	18,713
Singapore	24,458	–	–	24,458
Spain	23,236	–	–	23,236
Switzerland	113,277	–	–	113,277
United Kingdom	90,031	–	–	90,031
United States	1,983,169	–	–	1,983,169
Short-Term Investment	5,146	–	–	5,146

Total Investments	$3,155,540	$–	$–	$3,155,540

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 91.7%
Brazil – 6.4%
Ambev SA	303,918	$1,613,921
B2W Cia Digital(a)	5,600	22,596
Banco Bradesco SA	49,100	416,740
Banco Bradesco SA Preference Shares	162,800	1,243,509
Banco do Brasil SA	55,898	311,824
Banco Santander Brasil SA	27,600	132,003
BB Seguridade Participacoes SA	45,437	380,778
BM&FBovespa SA	111,715	484,813
BR Malls Participacoes SA	29,200	121,529
Braskem SA Class A, Preference Shares	9,500	62,753
BRF SA	42,323	612,752
CCR SA	57,645	228,205
Centrais Eletricas Brasileiras SA Class B, Preference Shares	10,800	31,998
CETIP SA – Mercados Organizados	13,600	154,075
Cia Brasileira de Distribuicao Preference Shares	9,400	132,221
Cia de Saneamento Basico do Estado de Sao Paulo	20,800	140,740
Cia Energetica de Minas Gerais Preference Shares	46,700	106,604
Cia Energetica de Sao Paulo Class B, Preference Shares	11,700	52,359
Cia Paranaense de Energia Preference Shares	6,400	51,738
Cia Siderurgica Nacional SA	37,400	75,454
Cielo SA	54,937	542,084
Cosan SA Industria e Comercio	8,000	70,858
CPFL Energia SA(a)	12,300	68,025
Duratex SA	20,200	43,147
Duratex SA(a)	565	1,207
EDP – Energias do Brasil SA	14,600	51,907
Embraer SA	43,417	292,183
Equatorial Energia SA	11,800	136,379
Estacio Participacoes SA	17,600	58,700
Fibria Celulose SA	15,135	129,570
Gerdau SA Preference Shares	53,200	97,874
Hypermarcas SA(a)	22,800	180,907
Itau Unibanco Holding SA Preference Shares	195,738	1,723,754
Itausa – Investimentos Itau SA Preference Shares	229,136	528,228
JBS SA	43,500	134,403
Klabin SA	36,256	198,160
Kroton Educacional SA	90,021	291,603
Localiza Rent a Car SA	9,200	77,151
Lojas Americanas SA	9,000	29,179
Lojas Americanas SA Preference Shares	37,740	176,986
Lojas Renner SA	41,711	244,687
M Dias Branco SA	1,600	30,415
Multiplan Empreendimentos Imobiliarios SA	4,800	72,731
Natura Cosmeticos SA	10,100	75,636
Odontoprev SA	16,500	53,076
Petroleo Brasileiro SA(a)	192,614	577,733
Petroleo Brasileiro SA Preference Shares(a)	253,698	597,737
Porto Seguro SA	7,000	53,804
Qualicorp SA	13,379	56,136
Raia Drogasil SA	14,100	207,681
Sul America SA	11,800	53,440
Suzano Papel e Celulose SA Class A, Preference Shares	21,100	75,374
Telefonica Brasil SA Preference Shares	25,455	324,939
Tim Participacoes SA	56,000	126,411
TOTVS SA	7,500	57,562
Tractebel Energia SA	10,800	111,779
Transmissora Alianca de Energia Eletrica SA	4,600	26,193
Ultrapar Participacoes SA	23,482	462,418
Vale SA	83,633	357,517
Vale SA Preference Shares	124,929	401,155
WEG SA	34,400	135,989

		15,311,330

Chile – 1.2%
AES Gener SA	149,175	75,506
Aguas Andinas SA Class A	152,006	86,991
Banco de Chile	1,460,120	157,263
Banco de Credito e Inversiones	2,165	87,670
Banco Santander Chile	4,312,683	210,005
Cencosud SA	83,254	210,307
Cia Cervecerias Unidas SA	9,814	110,763
Colbun SA	481,265	134,293
Corpbanca SA	9,545,978	87,430
Embotelladora Andina SA Class B, Preference Shares	16,086	52,895
Empresa Nacional de Electricidad SA	213,505	297,447
Empresa Nacional de Telecomunicaciones SA	7,335	64,859
Empresas CMPC SA	81,880	191,350
Empresas COPEC SA	29,629	284,086
Enersis SA	1,275,669	353,848
Latam Airlines Group SA(a)	19,804	139,081
SACI Falabella	31,814	222,531
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	6,359	131,295
SONDA SA	31,358	60,493

		2,958,113

China – 22.7%
58.com, Inc. ADR(a)	2,400	133,560
AAC Technologies Holdings, Inc.	48,000	367,277
Agricultural Bank of China, Ltd. Class H	1,492,000	536,666
Air China, Ltd. Class H	110,000	77,999
Alibaba Group Holding, Ltd. ADR(a)	31,882	2,519,634
Alibaba Health Information Technology, Ltd.(a)	140,000	86,275
Aluminum Corp. of China, Ltd. Class H(a)	228,000	72,311

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Anhui Conch Cement Co., Ltd. Class H	81,000	$217,210
ANTA Sports Products, Ltd.	66,000	146,013
AviChina Industry & Technology Co., Ltd. Class H	124,000	92,562
Baidu, Inc. ADR(a)	8,700	1,660,656
Bank of China, Ltd. Class H	5,118,000	2,124,651
Bank of Communications Co., Ltd. Class H	568,000	373,465
Beijing Capital International Airport Co., Ltd. Class H	94,000	100,828
Beijing Enterprises Holdings, Ltd.	33,500	183,339
Beijing Enterprises Water Group, Ltd.	286,000	179,198
Belle International Holdings, Ltd.	304,000	175,975
Brilliance China Automotive Holdings, Ltd.	198,000	204,980
Byd Co., Ltd. Class H(a)	42,000	240,958
CAR, Inc.(a)	50,000	58,596
CGN Power Co., Ltd. Class H(b)	584,600	198,973
China Cinda Asset Management Co., Ltd. Class H	572,300	199,951
China CITIC Bank Corp., Ltd. Class H(a)	532,000	326,475
China Coal Energy Co., Ltd. Class H	165,000	68,284
China Communications Construction Co., Ltd. Class H	288,000	343,823
China Communications Services Corp., Ltd. Class H	148,000	67,545
China Conch Venture Holdings, Ltd.	89,000	175,555
China Construction Bank Corp. Class H	5,417,000	3,463,952
China COSCO Holdings Co., Ltd. Class H(a)	159,500	61,895
China Everbright Bank Co., Ltd. Class H	197,000	94,988
China Everbright International, Ltd.	162,000	181,496
China Everbright, Ltd.	56,000	116,959
China Galaxy Securities Co., Ltd. Class H	217,300	211,794
China Huishan Dairy Holdings Co., Ltd.	269,100	100,610
China International Marine Containers Group Co., Ltd. Class H	32,200	49,733
China Jinmao Holdings Group, Ltd.	230,000	64,346
China Life Insurance Co., Ltd. Class H	480,000	1,184,444
China Longyuan Power Group Corp., Ltd. Class H	209,000	155,203
China Medical System Holdings, Ltd.	64,000	88,782
China Mengniu Dairy Co., Ltd.	179,000	285,235
China Merchants Bank Co., Ltd. Class H	297,000	624,131
China Merchants Holdings International Co., Ltd.	76,000	225,358
China Minsheng Banking Corp., Ltd. Class H	383,000	357,000
China Mobile, Ltd.	395,500	4,405,464
China National Building Material Co., Ltd. Class H	170,000	78,901
China Oilfield Services, Ltd. Class H	120,000	94,062
China Overseas Land & Investment, Ltd.	254,000	803,927
China Pacific Insurance Group Co., Ltd. Class H	170,600	637,835
China Petroleum & Chemical Corp. Class H	1,646,000	1,082,260
China Power International Development, Ltd.	220,000	114,587
China Railway Construction Corp., Ltd. Class H	120,000	142,795
China Railway Group, Ltd. Class H	262,000	198,276
China Resources Beer Holdings Co., Ltd.	80,000	147,488
China Resources Gas Group, Ltd.	58,000	165,254
China Resources Land, Ltd.	180,000	460,875
China Resources Power Holdings Co., Ltd.	116,000	215,952
China Shenhua Energy Co., Ltd. Class H	221,000	348,173
China Shipping Container Lines Co., Ltd. Class H(a)	228,000	52,028
China Southern Airlines Co., Ltd. Class H	112,000	70,753
China State Construction International Holdings, Ltd.	120,000	178,842
China Taiping Insurance Holdings Co., Ltd.(a)	105,600	231,715
China Telecom Corp., Ltd. Class H	900,000	475,727
China Unicom Hong Kong, Ltd.	388,000	512,228
China Vanke Co., Ltd. Class H	86,000	210,882
Chongqing Changan Automobile Co., Ltd. Class B	57,000	106,776
Chongqing Rural Commercial Bank Co., Ltd. Class H	158,000	83,517
CITIC Securities Co., Ltd. Class H	140,500	329,670
CITIC, Ltd.	283,000	429,797
CNOOC, Ltd.	1,152,000	1,361,925
COSCO Pacific, Ltd.	118,000	155,172
Country Garden Holdings Co., Ltd.	344,000	135,710
CRRC Corp., Ltd. Class H	285,000	286,596
CSPC Pharmaceutical Group, Ltd.	270,000	244,013
Ctrip.com International, Ltd. ADR(a)	8,567	379,175

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	34,400	$203,565
Datang International Power Generation Co., Ltd. Class H	174,000	53,614
Dongfeng Motor Group Co., Ltd. Class H	178,000	221,911
ENN Energy Holdings, Ltd.	50,000	275,896
Evergrande Real Estate Group, Ltd.	274,000	211,243
Far East Horizon, Ltd.	102,000	78,507
Fosun International, Ltd.	141,000	200,687
Geely Automobile Holdings, Ltd.	320,000	157,596
GF Securities Co., Ltd. Class H(a)	89,000	217,321
GOME Electrical Appliances Holding, Ltd.	788,000	112,767
Great Wall Motor Co., Ltd. Class H	203,500	165,286
Guangdong Investment, Ltd.	184,000	232,949
Guangzhou Automobile Group Co., Ltd. Class H	136,000	141,145
Guangzhou R&F Properties Co., Ltd. Class H	63,600	90,851
Haitian International Holdings, Ltd.	39,000	66,873
Haitong Securities Co., Ltd. Class H	210,400	359,141
Hengan International Group Co., Ltd.	47,500	412,442
Huadian Power International Corp., Ltd. Class H	100,000	63,301
Huaneng Power International, Inc. Class H	276,000	246,233
Huaneng Renewables Corp., Ltd. Class H	246,000	76,116
Huatai Securities Co., Ltd. Class H(a)(b)	95,400	227,045
Industrial & Commercial Bank of China, Ltd. Class H	4,751,000	2,664,438
JD.com, Inc. ADR(a)	11,167	295,925
Jiangsu Expressway Co., Ltd. Class H	82,000	110,580
Jiangxi Copper Co., Ltd. Class H	76,000	91,417
Kingsoft Corp., Ltd.	50,000	117,707
Kunlun Energy Co., Ltd.	196,000	169,807
Lenovo Group, Ltd.	468,000	365,637
Longfor Properties Co., Ltd.	96,000	136,638
Luye Pharma Group, Ltd.(a)	89,600	69,656
NetEase, Inc. ADR	2,573	369,431
New China Life Insurance Co., Ltd. Class H	50,900	179,476
New Oriental Education & Technology Group, Inc. ADR	4,400	152,196
People’s Insurance Co. Group of China, Ltd. Class H	429,000	181,411
PetroChina Co., Ltd. Class H	1,362,000	906,063
PICC Property & Casualty Co., Ltd. Class H	254,000	466,310
Ping An Insurance Group Co. of China, Ltd. Class H	336,000	1,609,272
Qihoo 360 Technology Co., Ltd. ADR(a)	3,000	226,650
Qunar Cayman Islands, Ltd. ADR(a)	1,600	63,520
Semiconductor Manufacturing International Corp.(a)	1,663,000	143,648
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	112,000	71,331
Shanghai Electric Group Co., Ltd. Class H	166,000	75,975
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	24,500	67,752
Shanghai Industrial Holdings, Ltd.	29,000	67,971
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	28,500	95,076
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	40,200	79,814
Shenzhou International Group Holdings, Ltd.	37,000	201,539
Shui On Land, Ltd.	207,500	55,911
Sino-Ocean Land Holdings, Ltd.	225,000	107,039
Sinopec Engineering Group Co., Ltd. Class H	76,700	62,396
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	232,000	117,547
Sinopharm Group Co., Ltd. Class H	77,600	348,655
Sinotrans, Ltd. Class H	112,000	49,094
SOHO China, Ltd.	130,000	61,845
SouFun Holdings, Ltd. ADR	8,600	51,514
Sunac China Holdings, Ltd.	108,700	73,013
TAL Education Group ADR(a)	1,400	69,552
Tencent Holdings, Ltd.	332,700	6,798,506
Tingyi Cayman Islands Holding Corp.	116,000	129,212
TravelSky Technology, Ltd. Class H	54,000	88,694
Tsingtao Brewery Co., Ltd. Class H	24,000	91,123
Vipshop Holdings, Ltd. ADR(a)	13,088	168,573
Want Want China Holdings, Ltd.	378,000	280,215
Weichai Power Co., Ltd. Class H	58,000	64,681
Yanzhou Coal Mining Co., Ltd. Class H	112,000	58,191
Youku Tudou, Inc. ADR(a)	4,000	109,960
Yuexiu Property Co., Ltd.	422,000	60,934
YY, Inc. ADR(a)	800	49,272
Zhejiang Expressway Co., Ltd. Class H	84,000	89,669
Zhuzhou CRRC Times Electric Co., Ltd.	34,000	198,129
Zijin Mining Group Co., Ltd. Class H	382,000	117,212
ZTE Corp. Class H	44,200	80,689

		54,514,415

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Colombia – 0.5%
Bancolombia SA Preference Shares	28,040	$241,628
Cementos Argos SA	23,486	90,870
Corp. Financiera Colombiana SA	5,178	67,034
Ecopetrol SA	325,479	141,971
Grupo Argos SA	19,218	128,365
Grupo Aval Acciones y Valores SA Preference Shares	218,677	85,191
Grupo de Inversiones Suramericana SA	15,351	203,946
Grupo de Inversiones Suramericana SA Preference Shares	5,746	74,999
Interconexion Electrica SA ESP	23,907	68,857

		1,102,861

Czech Republic – 0.2%
CEZ A/S	10,580	186,896
Komercni banka A/S	994	219,855
O2 Czech Republic A/S	2,967	31,312

		438,063

Egypt – 0.1%
Commercial International Bank Egypt SAE	59,162	256,037
Global Telecom Holding SAE(a)	163,176	54,944
Talaat Moustafa Group	49,329	34,941

		345,922

Greece – 0.4%
Alpha Bank AE(a)	83,952	187,508
Eurobank Ergasias SA(a)	123,184	109,352
FF Group(a)	1,600	31,488
Hellenic Telecommunications Organization SA	16,157	146,373
JUMBO SA(a)	6,373	86,422
National Bank of Greece SA(a)	338,891	96,546
OPAP SA	12,815	90,249
Piraeus Bank SA(a)	410,526	106,194
Public Power Corp. SA	5,546	19,845
Titan Cement Co. SA	2,867	61,715

		935,692

Hong Kong – 0.5%
Alibaba Pictures Group, Ltd.(a)	605,900	138,263
China Gas Holdings, Ltd.	114,000	167,549
GCL-Poly Energy Holdings, Ltd.	793,000	130,862
Haier Electronics Group Co., Ltd.	83,000	144,031
New World China Land, Ltd.	156,800	163,743
Nine Dragons Paper Holdings, Ltd.	102,000	76,797
Shimao Property Holdings, Ltd.	91,500	134,952
Sino Biopharmaceutical, Ltd.	292,000	218,344
Sun Art Retail Group, Ltd.	137,000	96,790

		1,271,331

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	2,172	130,695
OTP Bank PLC	15,450	388,120
Richter Gedeon Nyrt	9,167	182,838

		701,653

India – 2.1%
ACC, Ltd.	746	15,567
Adani Ports & Special Economic Zone, Ltd.	13,723	51,454
Ambuja Cements, Ltd.	7,808	27,472
Apollo Hospitals Enterprise, Ltd.	875	17,707
Ashok Leyland, Ltd.	13,016	21,404
Asian Paints, Ltd.	4,684	61,678
Aurobindo Pharma, Ltd.	4,672	52,560
Axis Bank, Ltd.	9,683	65,141
Bajaj Auto, Ltd.	1,390	50,423
Bharat Forge, Ltd.	1,705	22,479
Bharat Heavy Electricals, Ltd.	9,563	16,441
Bharat Petroleum Corp., Ltd.	1,412	19,282
Bharti Airtel, Ltd.	19,521	102,996
Bharti Infratel, Ltd.	9,263	54,832
Bosch, Ltd.	99	31,222
Cadila Healthcare, Ltd.	3,392	16,232
Cairn India, Ltd.	7,325	17,018
Cipla, Ltd.	5,721	44,396
Coal India, Ltd.	11,311	49,883
Container Corp. Of India, Ltd.	666	12,541
Dabur India, Ltd.	6,034	22,848
Divi’s Laboratories, Ltd.	1,555	23,182
Dr Reddy’s Laboratories, Ltd. ADR	1,788	80,800
Eicher Motors, Ltd.	199	57,696
GAIL India, Ltd. GDR	2,308	73,856
GlaxoSmithKline Consumer Healthcare, Ltd.	161	14,676
Glenmark Pharmaceuticals, Ltd.	1,581	18,980
Godrej Consumer Products, Ltd.	1,363	28,423
HCL Technologies, Ltd.	9,166	112,584
Hero MotoCorp, Ltd.	664	29,479
Hindalco Industries, Ltd.	18,151	24,106
Hindustan Unilever, Ltd.	12,329	162,475
Housing Development Finance Corp., Ltd.	24,405	407,963
ICICI Bank, Ltd. ADR	12,741	91,226
Idea Cellular, Ltd.	12,347	20,957
Indiabulls Housing Finance, Ltd.	4,877	47,870
Infosys, Ltd.	16,491	303,809
Infosys, Ltd. ADR	12,930	245,929
ITC, Ltd.	36,595	180,979
JSW Steel, Ltd.	1,377	26,255
Larsen & Toubro, Ltd. GDR	7,606	137,288
LIC Housing Finance, Ltd.	3,173	23,526
Lupin, Ltd.	3,826	85,536
Mahindra & Mahindra Financial Services, Ltd.	3,351	12,802
Mahindra & Mahindra, Ltd. GDR	7,826	140,477
Marico, Ltd.	5,163	19,101
Maruti Suzuki India, Ltd.	1,721	96,422
Motherson Sumi Systems, Ltd.	5,168	20,794
Nestle India, Ltd.	265	22,809
NTPC, Ltd.	13,199	25,612
Oil & Natural Gas Corp., Ltd.	14,174	45,836

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Piramal Enterprises, Ltd.	1,124	$17,592
Reliance Industries, Ltd.	8,221	129,728
Reliance Industries, Ltd. GDR(b)	6,435	197,233
Shree Cement, Ltd.	96	17,831
Shriram Transport Finance Co., Ltd.	1,969	28,514
Siemens, Ltd.	1,160	19,263
State Bank of India GDR	3,420	100,206
Sun Pharmaceutical Industries, Ltd.	15,669	195,465
Tata Consultancy Services, Ltd.	7,698	294,098
Tata Motors, Ltd.(a)	4,361	19,348
Tata Motors, Ltd. ADR(a)	2,430	70,591
Tata Power Co., Ltd.	18,051	17,622
Tata Steel, Ltd. GDR	10,534	46,982
Tech Mahindra, Ltd.	2,652	19,030
UltraTech Cement, Ltd.	408	19,929
United Breweries, Ltd.	772	9,652
United Spirits, Ltd.(a)	767	28,967
UPL, Ltd.	3,184	22,982
Vedanta, Ltd. ADR	3,228	17,754
Wipro, Ltd. ADR	22,524	283,352
Zee Entertainment Enterprises, Ltd.	9,381	54,836

		4,965,999

Indonesia – 2.6%
Adaro Energy Tbk PT	888,500	43,219
AKR Corporindo Tbk PT	108,000	56,606
Astra Agro Lestari Tbk PT	19,000	26,078
Astra International Tbk PT	1,308,100	715,213
Bank Central Asia Tbk PT	796,500	798,903
Bank Danamon Indonesia Tbk PT	207,500	59,465
Bank Mandiri Persero Tbk PT	604,900	469,870
Bank Negara Indonesia Persero Tbk PT	488,600	191,608
Bank Rakyat Indonesia Persero Tbk PT	718,000	618,639
Bumi Serpong Damai Tbk PT	473,000	65,457
Charoen Pokphand Indonesia Tbk PT	487,000	131,850
Global Mediacom Tbk PT	339,500	30,852
Gudang Garam Tbk PT	29,500	145,275
Hanjaya Mandala Sampoerna Tbk PT	24,500	181,810
Indocement Tunggal Prakarsa Tbk PT	89,500	133,136
Indofood CBP Sukses Makmur Tbk PT	68,000	77,949
Indofood Sukses Makmur Tbk PT	267,000	145,481
Jasa Marga Persero Tbk PT	139,500	56,810
Kalbe Farma Tbk PT	1,252,500	136,490
Lippo Karawaci Tbk PT	1,304,000	102,766
Matahari Department Store Tbk PT	149,800	207,302
Media Nusantara Citra Tbk PT	316,000	51,952
Perusahaan Gas Negara Persero Tbk	665,000	131,144
Semen Indonesia Persero Tbk PT	180,500	138,506
Summarecon Agung Tbk PT	633,000	75,664
Surya Citra Media Tbk PT	365,000	86,433
Telekomunikasi Indonesia Persero Tbk PT	3,255,500	816,330
Tower Bersama Infrastructure Tbk PT(a)	126,500	55,570
Unilever Indonesia Tbk PT	99,100	320,805
United Tractors Tbk PT	111,000	128,077
XL Axiata Tbk PT(a)	204,000	61,538

		6,260,798

Malaysia – 3.4%
AirAsia Bhd	59,800	28,049
Alliance Financial Group Bhd	66,800	71,055
AMMB Holdings Bhd	119,400	140,777
Astro Malaysia Holdings Bhd	94,500	72,422
Axiata Group Bhd	172,400	260,268
Berjaya Sports Toto Bhd	32,300	26,161
British American Tobacco Malaysia Bhd	8,500	117,734
Bumi Armada Bhd(a)	112,200	22,719
CIMB Group Holdings Bhd	331,900	412,589
Dialog Group Bhd	258,900	106,175
DiGi.Com Bhd	227,800	288,436
Felda Global Ventures Holdings Bhd	61,000	23,609
Gamuda Bhd	111,100	140,103
Genting Bhd	145,900	366,480
Genting Malaysia Bhd	193,900	225,633
Genting Plantations Bhd	16,300	46,792
HAP Seng Consolidated Bhd	34,900	67,358
Hartalega Holdings Bhd	42,200	52,459
Hong Leong Bank Bhd	39,900	138,062
Hong Leong Financial Group Bhd	14,200	56,487
IHH Healthcare Bhd	160,800	270,370
IJM Corp. Bhd	199,200	180,232
IOI Corp. Bhd	189,900	222,438
IOI Properties Group Bhd	84,100	49,794
Kuala Lumpur Kepong Bhd	28,000	172,241
Lafarge Malaysia Bhd	25,400	58,593
Malayan Banking Bhd	315,400	729,183
Malaysia Airports Holdings Bhd	52,000	90,632
Maxis Bhd	122,900	200,030
MISC Bhd	67,900	154,892
Petronas Chemicals Group Bhd	182,100	313,185
Petronas Dagangan Bhd	16,500	101,922
Petronas Gas Bhd	45,200	254,876
PPB Group Bhd	31,300	133,977
Public Bank Bhd	163,000	784,606
RHB Capital Bhd	41,200	62,304
SapuraKencana Petroleum Bhd	219,100	104,454
Sime Darby Bhd	201,500	410,592
Telekom Malaysia Bhd	74,600	126,198
Tenaga Nasional Bhd	218,800	781,769
UMW Holdings Bhd	34,700	61,102
Westports Holdings Bhd	63,300	67,007
YTL Corp. Bhd	285,900	120,178
YTL Power International Bhd	114,700	43,510

		8,157,453

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Mexico – 4.4%
Alfa SAB de CV Class A	182,840	$370,956
America Movil SAB de CV Series L	2,031,221	1,592,952
Arca Continental SAB de CV	26,400	184,747
Cemex SAB de CV(a)	871,006	637,839
Coca-Cola Femsa SAB de CV Series L	32,400	271,466
El Puerto de Liverpool SAB de CV Series C1	12,400	147,698
Fibra Uno Administracion SA de CV	158,358	371,368
Fomento Economico Mexicano SAB de CV	118,480	1,151,218
Gentera SAB de CV	65,000	129,334
Gruma SAB de CV Class B	12,700	203,042
Grupo Aeroportuario del Pacifico SAB de CV Class B	20,300	182,167
Grupo Aeroportuario del Sureste SAB de CV Class B	13,600	206,439
Grupo Bimbo SAB de CV Series A(a)	107,015	319,151
Grupo Carso SAB de CV Series A1	37,300	175,207
Grupo Comercial Chedraui SA de CV	20,900	66,952
Grupo Financiero Banorte SAB de CV Series O	161,203	920,972
Grupo Financiero Inbursa SAB de CV Series O	151,826	306,350
Grupo Financiero Santander Mexico SAB de CV Class B	119,391	218,262
Grupo Lala SAB de CV	41,100	112,620
Grupo Mexico SAB de CV Series B	246,736	600,076
Grupo Televisa SAB Series CPO	157,829	874,712
Industrias Penoles SAB de CV	9,215	117,407
Kimberly-Clark de Mexico SAB de CV Class A	99,789	243,042
Mexichem SAB de CV	63,800	157,474
OHL Mexico SAB de CV(a)	45,200	72,134
Promotora y Operadora de Infraestructura SAB de CV	16,200	216,470
Wal-Mart de Mexico SAB de CV	338,394	807,592

		10,657,647

Netherlands – 0.5%
Steinhoff International Holdings NV	186,764	1,229,813

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR(a)	11,400	83,904
Credicorp, Ltd.	4,400	576,444
Southern Copper Corp.	10,267	284,499

		944,847

Philippines – 1.4%
Aboitiz Equity Ventures, Inc.	127,500	179,987
Aboitiz Power Corp.	85,700	81,801
Alliance Global Group, Inc.	141,500	50,706
Ayala Corp.	14,160	230,644
Ayala Land, Inc.	477,100	365,246
Bank of the Philippine Islands	45,690	86,329
BDO Unibank, Inc.	107,020	237,771
DMCI Holdings, Inc.	239,540	69,711
Energy Development Corp.	556,000	71,002
Globe Telecom, Inc.	2,080	100,284
GT Capital Holdings, Inc.	4,770	143,996
International Container Terminal Services, Inc.	32,350	47,564
JG Summit Holdings, Inc.	163,240	281,314
Jollibee Foods Corp.	28,210	139,074
Megaworld Corp.	677,000	61,017
Metro Pacific Investments Corp.	870,000	110,911
Metropolitan Bank & Trust Co.	15,200	27,218
Philippine Long Distance Telephone Co.	6,335	272,414
Robinsons Land Corp.	101,200	61,320
SM Investments Corp.	10,500	216,522
SM Prime Holdings, Inc.	540,400	257,613
Universal Robina Corp.	56,880	267,816

		3,360,260

Poland – 1.4%
Alior Bank SA(a)	3,141	54,821
Bank Handlowy w Warszawie SA	2,084	50,674
Bank Millennium SA(a)	34,772	54,467
Bank Pekao SA	8,521	377,068
Bank Zachodni WBK SA(a)	2,277	187,757
CCC SA	1,345	57,730
Cyfrowy Polsat SA(a)	11,513	75,075
Enea SA	14,124	45,234
Energa SA	14,307	50,395
Eurocash SA	5,008	71,785
Grupa Azoty SA(a)	2,690	69,601
Grupa Lotos SA(a)	6,417	47,999
KGHM Polska Miedz SA	9,177	187,638
LPP SA	85	125,608
mBank SA(a)	928	84,774
Orange Polska SA	40,775	73,839
PGE Polska Grupa Energetyczna SA	55,042	206,746
Polski Koncern Naftowy Orlen SA	20,814	413,271
Polskie Gornictwo Naftowe i Gazownictwo SA	107,650	153,872
Powszechna Kasa Oszczednosci Bank Polski SA(a)	56,770	424,032
Powszechny Zaklad Ubezpieczen SA	36,475	348,884
Synthos SA	25,306	26,109
Tauron Polska Energia SA	66,137	53,487

		3,240,866

Qatar – 0.9%
Barwa Real Estate Co.	6,597	65,582
Commercial Bank QSC	10,590	121,127
Doha Bank QSC	7,800	79,577
Ezdan Holding Group QSC	51,863	259,215
Industries Qatar QSC	9,843	292,744

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Qatar – (continued)
Masraf Al Rayan QSC	23,985	$235,147
Ooredoo QSC	5,292	135,156
Qatar Electricity & Water Co. QSC	1,831	105,594
Qatar Gas Transport Co., Ltd.	17,992	117,595
Qatar Insurance Co. SAQ	7,022	159,863
Qatar Islamic Bank SAQ	3,919	111,498
Qatar National Bank SAQ	13,589	525,438
Vodafone Qatar QSC	20,326	68,769

		2,277,305

Romania – 0.1%
New Europe Property Investments PLC	14,682	187,488

Russia – 3.7%
AK Transneft OAO Preference Shares(a)	101	283,090
Alrosa PAO(a)	120,623	126,504
Gazprom PAO(a)	762,928	1,684,238
Lukoil PJSC(a)	32,913	1,284,572
Magnit PJSC(a)	4,381	687,357
MegaFon PJSC GDR	5,584	61,424
MMC Norilsk Nickel PJSC(a)	3,589	466,742
Mobile TeleSystems PJSC ADR	33,670	272,390
Moscow Exchange MICEX-RTS PJSC(a)	75,625	118,143
Novatek OAO(a)	58,750	526,782
Rosneft OAO(a)	75,770	345,759
Rostelecom PJSC(a)	48,030	71,032
Rushhydro PJSC(a)	6,997,000	72,650
Sberbank of Russia PJSC(a)	696,404	1,143,452
Severstal PAO(a)	13,800	147,887
Sistema JSFC(a)	262,100	68,857
Surgutneftegas OAO(a)	465,700	275,095
Surgutneftegas OAO Preference Share(a)	451,100	302,802
Tatneft PAO(a)	91,760	494,071
VTB Bank PJSC(a)	336,660,000	384,129

		8,816,976

South Africa – 6.6%
Anglo American Platinum, Ltd.(a)	3,374	83,015
AngloGold Ashanti, Ltd.(a)	26,321	365,967
Aspen Pharmacare Holdings, Ltd.(a)	22,181	482,860
Barclays Africa Group, Ltd.	22,183	225,616
Barloworld, Ltd.	12,813	65,860
Bidvest Group, Ltd.	20,639	523,412
Brait SE(a)	22,088	250,795
Capitec Bank Holdings, Ltd.	2,059	80,219
Coronation Fund Managers, Ltd.	14,008	69,907
Discovery, Ltd.	23,330	192,725
Exxaro Resources, Ltd.	8,851	43,328
FirstRand, Ltd.	217,651	715,786
Fortress Income Fund, Ltd.	39,904	97,128
Fortress Income Fund, Ltd. Class A	59,217	63,251
Foschini Group, Ltd.	13,773	132,448
Gold Fields, Ltd.	50,990	202,636
Growthpoint Properties, Ltd. REIT	146,329	244,445
Hyprop Investments, Ltd.	16,094	128,759
Impala Platinum Holdings, Ltd.(a)	41,398	132,289
Imperial Holdings, Ltd.	12,106	123,793
Investec, Ltd.	16,414	122,659
Liberty Holdings, Ltd.	6,669	65,552
Life Healthcare Group Holdings, Ltd.	58,486	141,881
Massmart Holdings, Ltd.	7,133	61,509
MMI Holdings, Ltd.	72,959	123,516
Mondi, Ltd.	7,208	139,137
Mr. Price Group, Ltd.	15,808	190,700
MTN Group, Ltd.	107,234	985,725
Naspers, Ltd. Class N	25,666	3,596,521
Nedbank Group, Ltd.	13,004	171,745
Netcare, Ltd.	57,755	141,757
Pick n Pay Stores, Ltd.	15,063	71,935
Pioneer Foods Group, Ltd.	7,695	72,744
PSG Group, Ltd.	5,343	72,836
Rand Merchant Investment Holdings, Ltd.	44,325	125,429
Redefine Properties, Ltd. REIT	289,906	236,135
Remgro, Ltd.	31,160	530,025
Resilient REIT, Ltd.	18,982	174,927
RMB Holdings, Ltd.	46,316	192,910
Sanlam, Ltd.	112,299	522,937
Sappi, Ltd.(a)	32,922	146,322
Sasol, Ltd.	35,727	1,072,539
Shoprite Holdings, Ltd.	29,771	351,431
Sibanye Gold, Ltd.	44,451	171,179
SPAR Group, Ltd.	10,860	146,936
Standard Bank Group, Ltd.	78,455	706,671
Telkom SA SOC, Ltd.	15,634	61,194
Tiger Brands, Ltd.	10,666	235,851
Truworths International, Ltd.	29,012	193,742
Tsogo Sun Holdings, Ltd.	17,557	28,219
Vodacom Group, Ltd.	24,261	264,796
Woolworths Holdings, Ltd.	64,297	391,998

		15,735,697

South Korea – 15.2%
Amorepacific Corp.	2,078	702,297
Amorepacific Corp. Preference Shares	590	113,759
AMOREPACIFIC Group	1,823	233,534
BGF retail Co., Ltd.	500	71,703
BNK Financial Group, Inc.	15,750	133,591
Celltrion, Inc.(a)	4,489	431,001
Cheil Worldwide, Inc.	4,790	71,205
CJ CheilJedang Corp.	519	157,706
CJ Corp.	956	163,430
CJ E&M Corp.	1,129	62,985
CJ Korea Express Corp.(a)	412	68,451
Coway Co., Ltd.	3,517	296,774
Daelim Industrial Co., Ltd.	1,835	145,857
Daewoo Engineering & Construction Co., Ltd.(a)	4,970	27,292
Daewoo Securities Co., Ltd.	11,320	81,861
DGB Financial Group, Inc.	10,030	78,058
Dongbu Insurance Co., Ltd.	2,782	184,640

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Dongsuh Cos., Inc.	2,160	$60,724
Doosan Corp.	356	27,519
Doosan Heavy Industries & Construction Co., Ltd.	2,934	55,417
E-MART, Inc.	1,367	209,784
GS Engineering & Construction Corp.(a)	2,989	71,353
GS Holdings Corp.	3,111	160,501
GS Retail Co., Ltd.	1,580	65,143
Hana Financial Group, Inc.	19,199	416,348
Hankook Tire Co., Ltd.	4,850	230,710
Hanmi Pharm Co., Ltd.	341	208,429
Hanmi Science Co., Ltd.	771	100,454
Hanon Systems	12,450	100,157
Hanssem Co., Ltd.	560	109,444
Hanwha Chemical Corp.	6,420	140,066
Hanwha Corp.	2,620	81,331
Hanwha Life Insurance Co., Ltd.	13,030	76,339
Hotel Shilla Co., Ltd.	2,200	127,929
Hyosung Corp.	1,496	188,374
Hyundai Department Store Co., Ltd.	1,006	120,956
Hyundai Development Co-Engineering & Construction	3,720	149,470
Hyundai Engineering & Construction Co., Ltd.	5,111	188,378
Hyundai Glovis Co., Ltd.	1,227	202,247
Hyundai Heavy Industries Co., Ltd.(a)	2,725	253,771
Hyundai Marine & Fire Insurance Co., Ltd.	4,140	120,189
Hyundai Mobis Co., Ltd.	4,398	957,592
Hyundai Motor Co.	9,943	1,325,907
Hyundai Motor Co. Preference Shares	3,910	359,874
Hyundai Steel Co.	5,220	253,332
Hyundai Wia Corp.	938	86,123
Industrial Bank of Korea	18,220	195,169
Kakao Corp.	1,970	170,885
Kangwon Land, Inc.	7,659	273,918
KB Financial Group, Inc.	24,972	695,486
KCC Corp.	344	125,135
KEPCO Plant Service & Engineering Co., Ltd.	1,390	77,911
Kia Motors Corp.	17,026	719,094
Korea Aerospace Industries, Ltd.	3,822	217,903
Korea Electric Power Corp.	16,577	872,626
Korea Gas Corp.	1,720	57,679
Korea Investment Holdings Co., Ltd.	2,240	86,086
Korea Zinc Co., Ltd.	554	233,255
Korean Air Lines Co., Ltd.(a)	2,423	65,681
KT Corp.	1,990	51,856
KT&G Corp.	7,100	682,931
Kumho Petrochemical Co., Ltd.	877	44,632
LG Chem, Ltd.	2,996	857,984
LG Chem, Ltd. Preference Shares	438	86,941
LG Corp.	6,163	369,155
LG Display Co., Ltd.	15,116	351,596
LG Electronics, Inc.	6,906	371,992
LG Household & Health Care, Ltd.	607	501,587
LG Innotek Co., Ltd.	884	61,299
LG Uplus Corp.	14,120	136,434
Lotte Chemical Corp.	1,003	299,514
Lotte Chilsung Beverage Co., Ltd.	37	58,852
Lotte Confectionery Co., Ltd.	32	71,857
Lotte Shopping Co., Ltd.	670	147,053
Mirae Asset Securities Co., Ltd.	4,230	86,368
NAVER Corp.	1,808	1,007,079
NCSoft Corp.	1,145	253,810
NH Investment & Securities Co., Ltd.	8,340	72,417
OCI Co., Ltd.(a)	974	90,280
Orion Corp.	235	187,819
Ottogi Corp.	76	60,276
Paradise Co., Ltd.	2,174	27,565
POSCO	4,505	864,680
Posco Daewoo Corp.	2,810	53,074
S-1 Corp.	1,266	97,861
S-Oil Corp.	2,938	251,513
Samsung C&T Corp.	4,904	613,214
Samsung Card Co., Ltd.	2,132	70,190
Samsung Electro-Mechanics Co., Ltd.	3,914	201,244
Samsung Electronics Co., Ltd.	7,108	8,154,683
Samsung Electronics Co., Ltd. Preference Shares	1,325	1,282,594
Samsung Fire & Marine Insurance Co., Ltd.	2,299	593,044
Samsung Heavy Industries Co., Ltd.(a)	8,750	84,547
Samsung Life Insurance Co., Ltd.	5,180	532,223
Samsung SDI Co., Ltd.	3,578	309,743
Samsung SDS Co., Ltd.	2,016	308,499
Samsung Securities Co., Ltd.	3,784	132,189
Shinhan Financial Group Co., Ltd.	27,548	975,598
Shinsegae Co., Ltd.	434	77,039
SK Holdings Co., Ltd.	2,280	444,596
SK Hynix, Inc.	37,600	925,533
SK Innovation Co., Ltd.	4,187	629,734
SK Networks Co., Ltd.	5,340	29,885
SK Telecom Co., Ltd.	1,317	240,114
Woori Bank	22,160	183,310
Yuhan Corp.	517	126,809

		36,324,046

Taiwan – 12.1%
Acer, Inc.(a)	176,000	67,537
Advanced Semiconductor Engineering, Inc.	410,000	477,085
Advantech Co., Ltd.	19,000	139,619
Asia Cement Corp.	143,000	130,630
Asia Pacific Telecom Co., Ltd.(a)	91,000	31,244
Asustek Computer, Inc.	46,000	413,062
AU Optronics Corp.	569,000	170,962
Casetek Holdings, Ltd.	7,000	38,062
Catcher Technology Co., Ltd.	43,000	352,722

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Cathay Financial Holding Co., Ltd.	528,000	$632,439
Chailease Holding Co., Ltd.	68,000	118,531
Chang Hwa Commercial Bank, Ltd.	283,000	145,088
Cheng Shin Rubber Industry Co., Ltd.	106,000	213,093
Chicony Electronics Co., Ltd.	30,000	77,181
China Airlines, Ltd.(a)	179,000	63,960
China Development Financial Holding Corp.	891,000	238,087
China Life Insurance Co., Ltd.	193,000	148,420
China Steel Corp.	764,000	531,743
Chunghwa Telecom Co., Ltd.	245,000	833,566
Compal Electronics, Inc.	279,000	175,112
CTBC Financial Holding Co., Ltd.	994,000	525,044
Delta Electronics, Inc.	126,000	555,928
E.Sun Financial Holding Co., Ltd.	466,000	260,626
Eclat Textile Co., Ltd.	11,206	147,457
Eva Airways Corp.(a)	120,000	67,114
Evergreen Marine Corp. Taiwan, Ltd.	104,000	38,615
Far Eastern New Century Corp.	211,000	172,424
Far EasTone Telecommunications Co., Ltd.	104,000	232,985
Feng TAY Enterprise Co., Ltd.	20,000	106,264
First Financial Holding Co., Ltd.	597,000	294,939
Formosa Chemicals & Fibre Corp.	209,000	520,812
Formosa Petrochemical Corp.	75,000	215,557
Formosa Plastics Corp.	268,000	664,504
Formosa Taffeta Co., Ltd.	52,000	50,814
Foxconn Technology Co., Ltd.	60,000	134,601
Fubon Financial Holding Co., Ltd.	431,000	549,062
Giant Manufacturing Co., Ltd.	17,000	98,248
Hermes Microvision, Inc.	3,000	85,757
Highwealth Construction Corp.	46,000	67,176
Hiwin Technologies Corp.	12,000	53,132
Hon Hai Precision Industry Co., Ltd.	927,000	2,442,506
Hotai Motor Co., Ltd.	16,000	175,988
HTC Corp.	44,000	126,050
Hua Nan Financial Holdings Co., Ltd.	421,000	209,297
Innolux Corp.	554,000	193,652
Inotera Memories, Inc.(a)	152,000	137,671
Inventec Corp.	155,000	98,248
Largan Precision Co., Ltd.	7,000	542,661
Lite-On Technology Corp.	128,000	156,301
MediaTek, Inc.	96,000	736,764
Mega Financial Holding Co., Ltd.	705,000	501,631
Merida Industry Co., Ltd.	12,000	53,132
Nan Ya Plastics Corp.	308,000	646,930
Novatek Microelectronics Corp.	38,000	152,902
OBI Pharma, Inc.(a)	6,000	73,639
Pegatron Corp.	127,000	296,349
Phison Electronics Corp.	8,000	65,126
Pou Chen Corp.	145,000	184,719
Powertech Technology, Inc.	44,000	99,801
President Chain Store Corp.	37,000	269,590
Quanta Computer, Inc.	176,000	307,333
Radiant Opto-Electronics Corp.	27,000	52,349
Realtek Semiconductor Corp.	28,000	76,995
Ruentex Development Co., Ltd.	50,000	63,308
Ruentex Industries, Ltd.	35,000	57,637
Shin Kong Financial Holding Co., Ltd.	544,000	109,192
Siliconware Precision Industries Co., Ltd.	142,000	229,431
Simplo Technology Co., Ltd.	17,000	61,009
SinoPac Financial Holdings Co., Ltd.	633,000	195,698
Standard Foods Corp.	22,000	54,549
Synnex Technology International Corp.	84,000	86,521
Taishin Financial Holding Co., Ltd.	523,000	184,441
Taiwan Business Bank(a)	257,000	68,115
Taiwan Cement Corp.	217,000	212,388
Taiwan Cooperative Financial Holding Co., Ltd.	471,000	210,738
Taiwan Fertilizer Co., Ltd.	47,000	71,046
Taiwan Mobile Co., Ltd.	109,000	353,918
Taiwan Semiconductor Manufacturing Co., Ltd.	1,585,000	7,978,188
Teco Electric and Machinery Co., Ltd.	127,000	103,584
Transcend Information, Inc.	9,000	27,824
Uni-President Enterprises Corp.	313,000	549,481
United Microelectronics Corp.	788,000	325,640
Vanguard International Semiconductor Corp.	48,000	75,019
Wistron Corp.	141,000	87,183
WPG Holdings, Ltd.	86,000	91,654
Yuanta Financial Holding Co., Ltd.	627,000	224,040
Yulon Motor Co., Ltd.	55,000	53,404
Zhen Ding Technology Holding, Ltd.	25,000	55,928

		28,968,772

Thailand – 2.2%
Advanced Info Service PCL	62,500	323,337
Advanced Info Service PCL NVDR	5,100	26,384
Airports of Thailand PCL	25,600	292,530
Airports of Thailand PCL NVDR	2,300	26,282
Bangkok Bank PCL	12,400	64,150
Bangkok Bank PCL NVDR	3,200	16,373
Bangkok Dusit Medical Services PCL	235,400	155,238
Bangkok Expressway & Metro PCL(a)	344,699	54,380
Bangkok Expressway & Metro PCL NVDR(a)	84,100	13,268
Banpu PCL	49,400	23,450
BEC World PCL	56,400	44,488
BTS Group Holdings PCL	329,084	83,721

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – (continued)
BTS Group Holdings PCL NVDR	60,200	$15,315
Bumrungrad Hospital PCL	21,800	131,370
Central Pattana PCL	74,200	108,621
Central Pattana PCL NVDR	24,800	36,305
Charoen Pokphand Foods PCL	172,800	119,850
Charoen Pokphand Foods PCL NVDR	57,800	40,089
CP ALL PCL	254,200	330,576
CP ALL PCL NVDR	40,100	52,148
Delta Electronics Thailand PCL	30,000	74,190
Energy Absolute PCL	53,500	33,913
Energy Absolute PCL NVDR	23,300	14,769
Glow Energy PCL	30,400	79,500
Home Product Center PCL	242,900	56,962
Indorama Ventures PCL	88,200	57,162
IRPC PCL	626,500	89,933
Kasikornbank PCL NVDR	112,000	550,767
Krung Thai Bank PCL	192,600	102,377
Krung Thai Bank PCL NVDR	70,700	37,581
Minor International PCL	94,700	99,599
Minor International PCL NVDR	34,800	36,600
PTT Exploration & Production PCL	86,300	172,330
PTT Global Chemical PCL	125,300	215,482
PTT Global Chemical PCL NVDR	10,100	17,369
PTT PCL	59,900	476,748
PTT PCL NVDR	4,800	38,204
Siam Cement PCL	24,750	329,250
Siam Cement PCL NVDR	4,900	64,906
Siam Commercial Bank PCL	93,700	375,546
Siam Commercial Bank PCL NVDR	7,600	30,460
Thai Oil PCL	46,900	92,320
Thai Union Group PCL	123,800	73,548
TMB Bank PCL	657,800	47,119
TMB Bank PCL NVDR	235,100	16,841
True Corp. PCL(a)	480,700	103,847
True Corp. PCL NVDR(a)	161,800	34,954

		5,280,152

Turkey – 1.5%
Akbank TAS	142,728	406,534
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,092	92,074
Arcelik A/S	15,732	107,052
BIM Birlesik Magazalar A/S	13,829	299,840
Coca-Cola Icecek A/S	4,575	66,748
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	125,741	128,166
Enka Insaat ve Sanayi A/S	34,460	59,724
Eregli Demir ve Celik Fabrikalari TAS	92,397	139,135
Ford Otomotiv Sanayi A/S	4,650	61,335
Haci Omer Sabanci Holding A/S	60,054	207,737
KOC Holding A/S	41,455	210,683
Petkim Petrokimya Holding A/S(a)	38,091	53,977
TAV Havalimanlari Holding A/S	10,106	60,334
Tofas Turk Otomobil Fabrikasi A/S	7,760	63,002
Tupras Turkiye Petrol Rafinerileri A/S(a)	8,176	230,410
Turk Hava Yollari AO(a)	32,062	88,704
Turk Telekomunikasyon A/S	28,194	66,888
Turkcell Iletisim Hizmetleri A/S	57,448	241,772
Turkiye Garanti Bankasi A/S	149,808	438,405
Turkiye Halk Bankasi A/S	38,069	141,557
Turkiye Is Bankasi	103,372	171,081
Turkiye Sise ve Cam Fabrikalari A/S	41,240	53,606
Turkiye Vakiflar Bankasi TAO Class D	45,191	75,594
Ulker Biskuvi Sanayi A/S	9,341	69,335
Yapi ve Kredi Bankasi A/S(a)	52,194	76,928

		3,610,621

United Arab Emirates – 0.9%
Abu Dhabi Commercial Bank PJSC	127,920	233,342
Aldar Properties PJSC	191,424	143,320
Arabtec Holding PJSC(a)	130,840	58,420
DP World, Ltd.	10,859	204,041
Dubai Financial Market PJSC	128,668	47,642
Dubai Islamic Bank PJSC	65,792	106,220
Emaar Malls Group PJSC(a)	120,014	94,103
Emaar Properties PJSC	227,801	373,363
Emirates Telecommunications Group Co. PJSC	112,552	566,897
First Gulf Bank PJSC	58,990	188,710
National Bank of Abu Dhabi PJSC	45,000	107,079

		2,123,137

TOTAL COMMON STOCKS (Cost $205,021,168)		219,721,257

WARRANTS – 0.0%(c)
Malaysia – 0.0%(c)
Gamuda Bhd (expiring 3/6/21)(a) (Cost $955)	16,100	4,539

RIGHTS – 0.0%(c)
Chile – 0.0%(c)
Banco de Credito e Inversiones (expiring 4/19/16)(a)	187	404

Qatar – 0.0%(c)
Qatar Insurance Co. SAQ (expiring 5/1/16)(a)	1,074	9,143

TOTAL RIGHTS (Cost $–)		9,547

SHORT-TERM INVESTMENT – 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(d)(e) (Cost $18,799,317)	18,799,317	18,799,317

TOTAL INVESTMENTS – 99.5% (Cost $223,821,440)		238,534,660
Other Assets in Excess of Liabilities – 0.5%		1,199,542

NET ASSETS – 100.0%		$239,734,202

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Amount shown represents less than 0.05% of net assets.

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(e)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	2,795,688	KRW	3,200,000,000	04/08/2016	$11,048
Standard Chartered Bank	USD	2,221,013	TWD	71,450,000	04/08/2016	592

Total						$11,640

KRW	South Korean Won
TWD	New Taiwan Dollar

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets (long)	06/17/2016	144	$6,004,080	$324,482

During the period ended March 31, 2016, average notional value related to futures contracts was $1,855,814.

OTC Total Return Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Instrument	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Pay	3M LIBOR	1.324%	12/16/2016	Bank of America N.A.	MSCI India Net TR Index	13,764,150	$280,507	$–	$280,507

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Brazil	$15,311,330	$–	$–	$15,311,330
Chile	2,958,113	–	–	2,958,113
China	54,338,650	175,765	–	54,514,415
Colombia	1,102,861	–	–	1,102,861
Czech Republic	438,063	–	–	438,063
Egypt	345,922	–	–	345,922
Greece	935,692	–	–	935,692
Hong Kong	1,271,331	–	–	1,271,331
Hungary	701,653	–	–	701,653
India	4,965,999	–	–	4,965,999

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Indonesia	$6,260,798	$–	$–	$6,260,798
Malaysia	8,157,453	–	–	8,157,453
Mexico	10,657,647	–	–	10,657,647
Netherlands	1,229,813	–	–	1,229,813
Peru	944,847	–	–	944,847
Philippines	3,360,260	–	–	3,360,260
Poland	3,240,866	–	–	3,240,866
Qatar	2,277,305	–	–	2,277,305
Romania	187,488	–	–	187,488
Russia	8,816,976	–	–	8,816,976
South Africa	15,735,697	–	–	15,735,697
South Korea	36,324,046	–	–	36,324,046
Taiwan	28,968,772	–	–	28,968,772
Thailand	5,280,152	–	–	5,280,152
Turkey	3,610,621	–	–	3,610,621
United Arab Emirates	2,123,137	–	–	2,123,137
Warrants
Malaysia	4,539	–	–	4,539
Rights
Chile	404	–	–	404
Qatar	9,143	–	–	9,143
Short-Term Investment	18,799,317	–	–	18,799,317

Total Investments	$238,358,895	$175,765	$–	$238,534,660

Other Financial Instruments:
Forward Foreign Currency Contracts(a)	–	11,640	–	11,640
Futures Contracts(b)	324,482	–	–	324,482
Total Return Swaps(c)	–	280,507	–	280,507

Total Investments and Other Financial Instruments	$238,683,377	$467,912	$–	$239,151,289

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

(c)	Total Return Swaps are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.9%
Australia – 7.1%
AGL Energy, Ltd.	68,707	$972,492
Alumina, Ltd.	208,096	208,101
Amcor, Ltd.	112,692	1,243,977
AMP, Ltd.	290,536	1,294,035
APA Group	105,169	712,740
Aristocrat Leisure, Ltd.	57,439	455,105
Asciano, Ltd.	68,941	475,174
ASX, Ltd.	20,256	645,559
Aurizon Holdings, Ltd.	213,920	651,649
AusNet Services	155,716	178,479
Australia & New Zealand Banking Group, Ltd.	287,678	5,191,609
Bank of Queensland, Ltd.	34,168	318,559
Bendigo & Adelaide Bank, Ltd.	39,792	271,511
BHP Billiton PLC	210,079	2,363,638
BHP Billiton, Ltd.	325,493	4,221,498
Boral, Ltd.	80,999	385,066
Brambles, Ltd.	160,929	1,500,390
Caltex Australia, Ltd.	27,381	716,557
Challenger, Ltd.	51,259	330,826
CIMIC Group, Ltd.	9,421	251,909
Coca-Cola Amatil, Ltd.	63,261	430,185
Cochlear, Ltd.	5,010	394,258
Commonwealth Bank of Australia	171,646	9,892,335
Computershare, Ltd.	45,320	340,954
Crown Resorts, Ltd.	37,579	360,189
CSL, Ltd.	47,226	3,685,172
Dexus Property Group REIT	102,308	624,881
DUET Group	204,229	358,195
Flight Centre Travel Group, Ltd.	6,354	211,300
Fortescue Metals Group, Ltd.	179,739	352,574
Goodman Group REIT	173,658	891,021
GPT Group REIT	181,206	696,963
Harvey Norman Holdings, Ltd.	43,022	155,545
Healthscope, Ltd.	157,848	322,989
Iluka Resources, Ltd.	42,814	216,051
Incitec Pivot, Ltd.	182,522	447,892
Insurance Australia Group, Ltd.	257,155	1,103,816
LendLease Group	53,764	573,635
Macquarie Group, Ltd.	31,125	1,582,386
Medibank Pvt, Ltd.	289,731	653,025
Mirvac Group REIT	334,181	497,428
National Australia Bank, Ltd.	265,377	5,356,665
Newcrest Mining, Ltd.(a)	73,300	956,307
Oil Search, Ltd.	125,731	653,817
Orica, Ltd.	39,912	471,894
Origin Energy, Ltd.	170,525	667,687
Platinum Asset Management, Ltd.	15,476	75,596
Qantas Airways, Ltd.(a)	64,362	201,508
QBE Insurance Group, Ltd.	137,557	1,154,449
Ramsay Health Care, Ltd.	14,620	690,081
REA Group, Ltd.	4,571	189,982
Santos, Ltd.	182,034	564,319
Scentre Group REIT	549,940	1,878,303
SEEK, Ltd.	32,044	398,834
Sonic Healthcare, Ltd.	34,635	500,355
South32, Ltd.(a)	514,249	579,533
Stockland REIT	245,445	806,212
Suncorp Group, Ltd.	123,399	1,130,553
Sydney Airport	106,116	546,103
Tabcorp Holdings, Ltd.	79,768	262,627
Tatts Group, Ltd.	135,429	393,796
Telstra Corp., Ltd.	433,546	1,777,582
TPG Telecom, Ltd.	29,833	260,242
Transurban Group Stapled Security	203,967	1,780,833
Treasury Wine Estates, Ltd.	76,398	566,535
Vicinity Centres REIT	317,261	778,529
Vocus Communications, Ltd.	48,644	311,703
Wesfarmers, Ltd.	114,367	3,646,638
Westfield Corp.	204,963	1,575,101
Westpac Banking Corp.	334,553	7,810,718
Woodside Petroleum, Ltd.	73,481	1,467,395
Woolworths, Ltd.	125,278	2,129,778

		85,763,343

Austria – 0.2%
Andritz AG	7,493	412,033
Erste Group Bank AG(a)	29,268	823,803
OMV AG	15,751	443,790
Raiffeisen Bank International AG(a)	10,655	161,670
Voestalpine AG	10,279	344,434

		2,185,730

Belgium – 1.4%
Ageas	19,424	771,835
Anheuser-Busch InBev SA	80,810	10,060,513
Colruyt SA	7,584	442,489
Delhaize Group	10,626	1,110,988
Groupe Bruxelles Lambert SA	8,304	686,150
KBC Groep NV	24,648	1,273,353
Proximus SADP	16,647	569,767
Solvay SA	7,050	708,182
Telenet Group Holding NV(a)	4,871	246,925
UCB SA	12,181	933,349
Umicore SA	8,590	428,257

		17,231,808

Chile – 0.0%(b)
Antofagasta PLC	41,058	277,005

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	256,000	186,306

Denmark – 2.0%
AP Moeller – Maersk A/S Class A	415	530,656
AP Moeller – Maersk A/S Class B	667	876,350
Carlsberg A/S Class B	10,833	1,033,931
Chr Hansen Holding A/S	9,051	608,573
Coloplast A/S Class B	11,374	863,234
Danske Bank A/S	69,705	1,972,396
DSV A/S	18,623	776,487
Genmab A/S(a)	5,014	695,968
ISS A/S	14,349	576,993
Novo Nordisk A/S Class B	196,838	10,694,003
Novozymes A/S Class B	23,851	1,073,996
Pandora A/S	11,451	1,501,882

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
TDC A/S	87,400	$428,448
Tryg A/S	9,323	181,242
Vestas Wind Systems A/S	21,909	1,548,185
William Demant Holding A/S(a)	2,703	272,245

		23,634,589

Finland – 1.0%
Elisa Oyj	12,721	495,336
Fortum Oyj	47,073	713,976
Kone Oyj Class B	32,941	1,590,107
Metso Oyj	11,543	275,836
Neste Oyj	13,218	435,610
Nokia Oyj(c)	539,688	3,213,384
Nokia Oyj(a)(c)	107,120	634,879
Nokian Renkaat Oyj	9,992	353,206
Orion Oyj Class B	11,232	371,823
Sampo Oyj Class A	44,021	2,093,851
Stora Enso Oyj Class R	60,592	543,060
UPM-Kymmene Oyj	51,222	929,251
Wartsila Oyj Abp	15,595	706,764

		12,357,083

France – 9.7%
Accor SA	20,764	881,159
Aeroports de Paris	2,689	332,931
Air Liquide SA	34,905	3,933,450
Airbus Group SE	59,919	3,984,180
Alstom SA(a)	18,221	466,458
Arkema SA	7,317	550,147
Atos SE	8,749	713,647
AXA SA	195,466	4,608,560
BNP Paribas SA	104,871	5,285,741
Bollore SA(c)	98,261	382,277
Bollore SA(a)(c)	131	505
Bouygues SA	19,638	802,269
Bureau Veritas SA	26,800	597,820
Cap Gemini SA	16,676	1,569,280
Carrefour SA	57,562	1,586,082
Casino Guichard Perrachon SA	5,428	311,624
Christian Dior SE	5,407	982,151
Cie de Saint-Gobain	46,858	2,068,068
Cie Generale des Etablissements Michelin	18,747	1,921,188
CNP Assurances	19,774	308,821
Credit Agricole SA	101,539	1,101,317
Danone SA	59,726	4,254,480
Dassault Systemes	12,421	986,983
Edenred	17,518	340,762
Electricite de France SA	19,792	222,472
Engie SA	142,872	2,220,726
Essilor International SA	21,002	2,597,910
Eurazeo SA	4,673	316,419
Eutelsat Communications SA	17,323	560,431
Fonciere Des Regions	3,077	291,206
Gecina SA REIT	3,195	440,545
Groupe Eurotunnel SE	43,057	483,296
Hermes International	2,612	921,080
ICADE	2,572	197,310
Iliad SA	2,788	718,494
Imerys SA	4,261	297,601
Ingenico Group SA	4,963	570,932
JCDecaux SA	7,586	332,559
Kering	7,209	1,290,580
Klepierre REIT	22,832	1,095,367
L’Oreal SA	25,495	4,574,370
Lagardere SCA	11,304	300,783
Legrand SA	26,469	1,485,365
LVMH Moet Hennessy Louis Vuitton SE	28,267	4,847,857
Natixis SA	97,747	481,974
Numericable-SFR SA	10,042	423,290
Orange SA	197,858	3,471,098
Pernod Ricard SA	20,759	2,318,281
Peugeot SA(a)	45,372	778,657
Publicis Groupe SA	18,556	1,304,889
Remy Cointreau SA	2,648	201,330
Renault SA	19,141	1,904,636
Rexel SA	33,543	479,902
Safran SA	32,094	2,248,492
Sanofi	118,118	9,537,857
Schneider Electric SE	55,592	3,518,453
SCOR SE	15,994	568,650
Societe BIC SA	2,810	423,322
Societe Generale SA	70,967	2,626,673
Sodexo SA	9,371	1,011,703
Suez Environnement Co.	32,251	592,436
Technip SA	11,017	611,526
Thales SA	10,341	907,375
TOTAL SA	220,566	10,068,925
Unibail-Rodamco SE	10,071	2,774,997
Valeo SA	7,689	1,198,642
Veolia Environnement SA	43,359	1,046,005
Vinci SA	47,405	3,536,715
Vivendi SA	118,944	2,504,829
Wendel SA	2,477	270,016
Zodiac Aerospace	21,299	427,417

		116,973,293

Germany – 9.1%
adidas AG	20,686	2,427,992
Allianz SE	46,021	7,496,763
Axel Springer SE	5,227	282,156
BASF SE	92,553	6,992,583
Bayer AG	83,126	9,785,224
Bayerische Motoren Werke AG	33,729	3,101,777
Bayerische Motoren Werke AG Preference Shares	4,856	388,795
Beiersdorf AG	10,044	908,098
Brenntag AG	16,508	944,347
Commerzbank AG(a)	106,887	930,698
Continental AG	10,750	2,450,034
Daimler AG	96,981	7,445,379
Deutsche Bank AG	134,978	2,299,523
Deutsche Boerse AG	19,620	1,676,625
Deutsche Lufthansa AG(a)	19,552	316,494
Deutsche Post AG	94,653	2,633,987
Deutsche Telekom AG	325,492	5,851,177
Deutsche Wohnen AG	32,289	1,005,606
E.ON SE	198,877	1,912,307
Evonik Industries AG	14,287	429,242
Fraport AG Frankfurt Airport Services Worldwide	4,261	258,853

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	21,721	$1,926,709
Fresenius SE & Co. KGaA	38,949	2,849,919
Fuchs Petrolub SE Preference Shares	5,588	250,032
GEA Group AG	18,242	893,870
Hannover Rueck SE	6,314	736,781
HeidelbergCement AG	13,544	1,161,414
Henkel AG & Co. KGaA	10,795	1,062,476
Henkel AG & Co. KGaA Preference Shares	17,649	1,948,846
HUGO BOSS AG	6,331	415,843
Infineon Technologies AG	114,231	1,627,801
Kabel Deutschland Holding AG	731	82,052
KS AG	16,557	388,011
Lanxess AG	7,950	382,670
Linde AG	18,959	2,766,487
MAN SE	3,977	431,083
Merck KGaA	12,688	1,059,961
METRO AG	18,194	564,559
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,490	3,358,925
OSRAM Licht AG	9,442	487,465
Porsche Automobil Holding SE Preference Shares	14,425	744,478
ProSiebenSat.1 Media SE	21,670	1,115,801
RWE AG	52,725	683,442
SAP SE	98,924	8,015,024
Siemens AG	79,785	8,469,108
Symrise AG	13,200	887,482
Telefonica Deutschland Holding AG	69,598	377,597
ThyssenKrupp AG	38,455	800,179
TUI AG	50,048	776,168
United Internet AG	13,253	666,094
Volkswagen AG	3,468	504,073
Volkswagen AG Preference Shares	18,478	2,355,182
Vonovia SE	48,223	1,737,874
Zalando SE(a)(d)	7,838	257,682

		109,322,748

Hong Kong – 3.2%
AIA Group, Ltd.	1,214,400	6,881,008
ASM Pacific Technology, Ltd.	24,600	192,352
Bank of East Asia, Ltd.	109,377	408,231
BOC Hong Kong Holdings, Ltd.	361,000	1,077,431
Cathay Pacific Airways, Ltd.	112,000	194,066
Cheung Kong Infrastructure Holdings, Ltd.	65,000	636,043
Cheung Kong Property Holdings, Ltd.	278,765	1,793,371
CK Hutchison Holdings, Ltd.	267,000	3,459,463
CLP Holdings, Ltd.	192,000	1,738,917
First Pacific Co., Ltd.	184,000	137,587
Galaxy Entertainment Group, Ltd.	228,000	853,911
Hang Lung Properties, Ltd.	201,000	384,558
Hang Seng Bank, Ltd.	76,800	1,360,440
Henderson Land Development Co., Ltd.	121,335	743,820
HK Electric Investments & HK Electric Investments, Ltd.(d)	283,990	249,700
HKT Trust & HKT, Ltd.	256,000	352,487
Hong Kong & China Gas Co., Ltd.	701,000	1,312,248
Hong Kong Exchanges and Clearing, Ltd.	117,200	2,819,491
Hongkong Land Holdings, Ltd.	51,000	305,490
Hysan Development Co., Ltd.	68,000	289,742
Jardine Matheson Holdings, Ltd.	25,600	1,461,248
Kerry Properties, Ltd.	63,000	173,814
Li & Fung, Ltd.	554,000	328,548
Link REIT	214,500	1,270,704
Melco Crown Entertainment, Ltd. ADR	12,641	208,703
MTR Corp., Ltd.	147,827	728,982
New World Development Co., Ltd.	584,605	557,732
Noble Group, Ltd.(a)	631,000	206,179
NWS Holdings, Ltd.	152,764	242,640
PCCW, Ltd.	341,000	219,814
Power Assets Holdings, Ltd.	144,500	1,479,176
Sands China, Ltd.	234,000	951,802
Shangri-La Asia, Ltd.	82,000	93,560
Sino Land Co., Ltd.	318,000	505,091
SJM Holdings, Ltd.	121,000	85,954
Sun Hung Kai Properties, Ltd.	170,000	2,076,632
Swire Pacific, Ltd. Class A	58,500	630,135
Swire Properties, Ltd.	105,000	283,599
Techtronic Industries Co., Ltd.	132,500	524,428
WH Group, Ltd.(a)(d)	559,500	405,385
Wharf Holdings, Ltd.	136,000	743,423
Wheelock & Co., Ltd.	85,000	379,711
Yue Yuen Industrial Holdings, Ltd.	70,500	242,679

		38,990,295

Ireland – 1.0%
Bank of Ireland(a)	2,546,296	739,916
CRH PLC	82,010	2,320,476
Experian PLC	99,969	1,788,884
James Hardie Industries PLC	45,284	622,148
Kerry Group PLC Class A	16,456	1,535,450
Paddy Power Betfair PLC	7,917	1,106,075
Ryanair Holdings PLC ADR	3,179	272,822
Shire PLC	59,048	3,359,991

		11,745,762

Israel – 0.7%
Azrieli Group, Ltd.	4,911	192,678
Bank Hapoalim BM	114,784	595,368
Bank Leumi Le-Israel BM(a)	124,833	447,931
Bezeq The Israeli Telecommunication Corp., Ltd.	180,466	406,823
Check Point Software Technologies, Ltd.(a)	6,404	560,158

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Delek Group, Ltd.	399	$68,391
Israel Chemicals, Ltd.	38,864	169,019
Mizrahi Tefahot Bank, Ltd.	12,796	149,999
NICE-Systems, Ltd.	6,463	423,761
Teva Pharmaceutical Industries, Ltd.	92,364	4,979,966

		7,994,094

Italy – 2.0%
Assicurazioni Generali SpA	113,431	1,684,262
Atlantia SpA	39,756	1,104,058
Banco Popolare SC(a)	29,462	202,951
Enel Green Power SpA	159,276	343,041
Enel SpA	717,765	3,188,289
Eni SpA	258,132	3,912,254
EXOR SpA	12,043	432,294
Ferrari NV(a)	13,604	565,839
Finmeccanica SpA(a)	44,010	559,191
Intesa Sanpaolo SpA	1,262,704	3,502,319
Intesa Sanpaolo SpA Preference Shares	85,993	224,013
Luxottica Group SpA	16,295	900,595
Mediobanca SpA	48,240	347,972
Prysmian SpA	18,332	415,925
Saipem SpA(a)	705,226	282,962
Snam SpA	219,593	1,377,556
Telecom Italia SpA/Milano(a)(c)	1,105,295	1,194,043
Telecom Italia SpA/Milano(c)	547,928	480,782
Terna Rete Elettrica Nazionale SpA	145,403	830,956
UniCredit SpA	492,398	1,778,726
Unione di Banche Italiane SpA	75,390	279,382
UnipolSai SpA	126,413	293,006

		23,900,416

Japan – 22.2%
ABC-Mart, Inc.	3,300	211,691
Acom Co., Ltd.(a)	27,700	139,738
Aeon Co., Ltd.	66,500	962,045
AEON Financial Service Co., Ltd.	12,600	297,750
Aeon Mall Co., Ltd.	7,600	112,720
Air Water, Inc.	16,000	237,164
Aisin Seiki Co., Ltd.	20,300	765,799
Ajinomoto Co., Inc.	59,000	1,333,071
Alfresa Holdings Corp.	19,700	378,418
Alps Electric Co., Ltd.	16,400	286,283
Amada Holdings Co., Ltd.	31,800	310,658
ANA Holdings, Inc.	112,000	315,986
Aozora Bank, Ltd.	118,000	412,598
Asahi Glass Co., Ltd.	92,000	504,222
Asahi Group Holdings, Ltd.	37,800	1,179,453
Asahi Kasei Corp.	127,000	859,774
Asics Corp.	14,600	260,448
Astellas Pharma, Inc.	215,200	2,865,313
Bandai Namco Holdings, Inc.	15,700	342,789
Bank of Kyoto, Ltd.	28,000	182,855
Bank of Yokohama, Ltd.(a)	113,000	514,253
Benesse Holdings, Inc.	7,800	224,850
Bridgestone Corp.	63,500	2,375,706
Brother Industries, Ltd.	20,000	230,259
Calbee, Inc.	7,300	290,324
Canon, Inc.	108,600	3,241,719
Casio Computer Co., Ltd.	19,300	389,967
Central Japan Railway Co.	14,700	2,603,350
Chiba Bank, Ltd.	63,000	314,453
Chubu Electric Power Co., Inc.	64,300	899,039
Chugai Pharmaceutical Co., Ltd.	22,300	691,450
Chugoku Bank, Ltd.	12,400	129,301
Chugoku Electric Power Co., Inc.	28,300	382,722
Citizen Holdings Co., Ltd.	19,500	110,690
Credit Saison Co., Ltd.	14,000	244,014
Dai Nippon Printing Co., Ltd.	56,000	498,243
Dai-ichi Life Insurance Co., Ltd.	103,200	1,251,034
Daicel Corp.	29,800	407,780
Daihatsu Motor Co., Ltd.	22,900	323,141
Daiichi Sankyo Co., Ltd.	62,200	1,384,897
Daikin Industries, Ltd.	24,200	1,811,205
Daito Trust Construction Co., Ltd.	7,100	1,009,458
Daiwa House Industry Co., Ltd.	60,700	1,709,829
Daiwa Securities Group, Inc.	171,000	1,053,279
Denso Corp.	48,900	1,968,269
Dentsu, Inc.	20,900	1,050,625
Don Quijote Holdings Co., Ltd.	11,500	400,062
East Japan Railway Co.	33,300	2,877,734
Eisai Co., Ltd.	25,600	1,541,990
Electric Power Development Co., Ltd.	13,700	428,449
FamilyMart Co., Ltd.	5,600	291,472
FANUC Corp.	19,900	3,095,792
Fast Retailing Co., Ltd.	5,300	1,698,528
Fuji Electric Co., Ltd.	41,000	141,901
Fuji Heavy Industries, Ltd.	57,800	2,044,175
FUJIFILM Holdings Corp.	46,100	1,825,625
Fujitsu, Ltd.	188,000	696,835
Fukuoka Financial Group, Inc.	70,000	228,569
GungHo Online Entertainment, Inc.	23,000	64,869
Gunma Bank, Ltd.	28,000	115,841
Hachijuni Bank, Ltd.	28,000	120,824
Hakuhodo DY Holdings, Inc.	27,200	308,555
Hamamatsu Photonics KK	15,200	419,912
Hankyu Hanshin Holdings, Inc.	112,000	715,477
Hikari Tsushin, Inc.	1,300	99,124
Hino Motors, Ltd.	24,300	263,118
Hirose Electric Co., Ltd.	2,700	298,118
Hiroshima Bank, Ltd.	47,000	171,867
Hisamitsu Pharmaceutical Co., Inc.	5,600	250,616
Hitachi Chemical Co., Ltd.	7,900	142,333
Hitachi Construction Machinery Co., Ltd.	11,300	179,762
Hitachi High-Technologies Corp.	7,200	203,070
Hitachi Metals, Ltd.	20,000	206,593
Hitachi, Ltd.	475,000	2,225,499
Hokuhoku Financial Group, Inc.	122,000	160,648

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hokuriku Electric Power Co.	17,500	$248,032
Honda Motor Co., Ltd.	165,000	4,530,362
Hoshizaki Electric Co., Ltd.	3,800	317,470
Hoya Corp.	43,100	1,641,631
Hulic Co., Ltd.	30,200	289,116
Idemitsu Kosan Co., Ltd.	11,800	210,919
IHI Corp.	122,000	258,339
Iida Group Holdings Co., Ltd.	14,000	273,411
Inpex Corp.	97,900	743,429
Isetan Mitsukoshi Holdings, Ltd.	30,600	358,014
Isuzu Motors, Ltd.	59,800	618,245
ITOCHU Corp.	155,800	1,921,249
Itochu Techno-Solutions Corp.	3,200	60,472
Iyo Bank, Ltd.	25,600	167,865
J Front Retailing Co., Ltd.	24,600	326,774
Japan Airlines Co., Ltd.	13,000	476,765
Japan Airport Terminal Co., Ltd.	2,800	99,649
Japan Exchange Group, Inc.	53,000	812,954
Japan Post Bank Co., Ltd.	43,800	539,730
Japan Post Holdings Co., Ltd.	44,400	593,343
Japan Prime Realty Investment Corp.	81	330,428
Japan Real Estate Investment Corp.	141	815,428
Japan Retail Fund Investment Corp. REIT	230	552,925
Japan Tobacco, Inc.	111,300	4,644,308
JFE Holdings, Inc.	50,400	679,802
JGC Corp.	23,000	344,811
Joyo Bank, Ltd.	73,000	250,705
JSR Corp.	16,700	240,407
JTEKT Corp.	19,800	257,200
JX Holdings, Inc.	228,600	882,305
Kajima Corp.	92,000	577,890
Kakaku.com, Inc.	11,200	208,265
Kamigumi Co., Ltd.	23,000	216,709
Kaneka Corp.	26,000	222,999
Kansai Electric Power Co., Inc.(a)	67,900	602,126
Kansai Paint Co., Ltd.	24,100	387,676
Kao Corp.	51,400	2,745,266
Kawasaki Heavy Industries, Ltd.	155,000	448,196
KDDI Corp.	176,900	4,731,184
Keihan Electric Railway Co., Ltd.	56,000	395,107
Keikyu Corp.	48,000	422,795
Keio Corp.	54,000	474,683
Keisei Electric Railway Co., Ltd.	30,000	422,528
Keyence Corp.	4,700	2,567,134
Kikkoman Corp.	15,000	493,794
Kintetsu Group Holdings Co., Ltd.	177,000	718,110
Kirin Holdings Co., Ltd.	81,600	1,145,645
Kobe Steel, Ltd.	363,000	319,738
Koito Manufacturing Co., Ltd.	10,100	458,294
Komatsu, Ltd.	93,300	1,590,487
Konami Holdings Corp.	10,200	302,202
Konica Minolta, Inc.	46,800	398,068
Kose Corp.	2,800	272,788
Kubota Corp.	114,100	1,559,808
Kuraray Co., Ltd.	31,900	390,537
Kurita Water Industries, Ltd.	9,000	205,552
Kyocera Corp.	33,400	1,473,053
Kyowa Hakko Kirin Co., Ltd.	22,100	353,144
Kyushu Electric Power Co., Inc.(a)	41,700	397,355
Kyushu Financial Group, Inc.	42,000	242,520
Lawson, Inc.	6,000	502,869
LIXIL Group Corp.	28,100	573,776
M3, Inc.	18,400	463,622
Mabuchi Motor Co., Ltd.	3,800	177,161
Makita Corp.	11,800	732,808
Marubeni Corp.	164,900	836,274
Marui Group Co., Ltd.	20,500	294,199
Maruichi Steel Tube, Ltd.	3,100	85,088
Mazda Motor Corp.	56,700	881,058
McDonald’s Holdings Co., Japan, Ltd.	8,000	189,759
Medipal Holdings Corp.	9,800	155,377
MEIJI Holdings Co., Ltd.	12,700	1,022,599
Minebea Co., Ltd.	26,000	203,105
Miraca Holdings, Inc.	4,500	185,173
Mitsubishi Chemical Holdings Corp.	123,700	646,592
Mitsubishi Corp.	138,400	2,346,994
Mitsubishi Electric Corp.	190,000	1,993,905
Mitsubishi Estate Co., Ltd.	123,000	2,287,749
Mitsubishi Gas Chemical Co., Inc.	39,000	210,276
Mitsubishi Heavy Industries, Ltd.	298,000	1,108,535
Mitsubishi Logistics Corp.	8,000	105,200
Mitsubishi Materials Corp.	95,000	268,784
Mitsubishi Motors Corp.	66,000	495,022
Mitsubishi Tanabe Pharma Corp.	22,900	398,730
Mitsubishi UFJ Financial Group, Inc.	1,286,400	5,968,750
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,800	157,349
Mitsui & Co., Ltd.	170,800	1,967,935
Mitsui Chemicals, Inc.	75,000	250,234
Mitsui Fudosan Co., Ltd.	92,000	2,298,465
Mitsui OSK Lines, Ltd.	136,000	277,094
Mixi, Inc.	5,600	208,265
Mizuho Financial Group, Inc.	2,399,500	3,588,736
MS&AD Insurance Group Holdings, Inc.	52,700	1,470,414
Murata Manufacturing Co., Ltd.	19,800	2,390,551
Nabtesco Corp.	11,800	265,197
Nagoya Railroad Co., Ltd.	87,000	407,153
NEC Corp.	245,000	616,887
Nexon Co., Ltd.	10,200	174,152
NGK Insulators, Ltd.	25,000	462,432
NGK Spark Plug Co., Ltd.	18,500	354,544
NH Foods, Ltd.	15,000	330,976
NHK Spring Co., Ltd.	18,200	174,397
Nidec Corp.	21,600	1,479,973

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nikon Corp.	30,200	$462,693
Nintendo Co., Ltd.	11,000	1,565,906
Nippon Building Fund, Inc.	142	842,689
Nippon Electric Glass Co., Ltd.	40,000	204,991
Nippon Express Co., Ltd.	74,000	337,097
Nippon Paint Holdings Co., Ltd.	13,200	293,255
Nippon Prologis, Inc. REIT	147	329,457
Nippon Steel & Sumitomo Metal Corp.	78,900	1,517,699
Nippon Telegraph & Telephone Corp.	71,300	3,075,425
Nippon Yusen KK	143,000	276,089
Nissan Motor Co., Ltd.	243,000	2,251,742
Nisshin Seifun Group, Inc.	18,300	291,283
Nissin Foods Holdings Co., Ltd.	5,800	272,984
Nitori Holdings Co., Ltd.	6,800	623,764
Nitto Denko Corp.	17,100	951,952
NOK Corp.	7,800	133,383
Nomura Holdings, Inc.	351,200	1,571,409
Nomura Real Estate Holdings, Inc.	13,600	251,684
Nomura Real Estate Master Fund, Inc.	355	530,629
Nomura Research Institute, Ltd.	10,600	357,436
NSK, Ltd.	53,300	488,447
NTT Data Corp.	13,800	693,714
NTT DOCOMO, Inc.	141,800	3,220,290
NTT Urban Development Corp.	8,900	87,183
Obayashi Corp.	60,400	596,503
Obic Co., Ltd.	5,900	312,336
Odakyu Electric Railway Co., Ltd.	57,000	621,247
Oji Holdings Corp.	77,000	309,658
Olympus Corp.	28,200	1,097,691
Omron Corp.	17,500	521,598
Ono Pharmaceutical Co., Ltd.	40,000	1,695,805
Oracle Corp. Japan	3,400	191,183
Oriental Land Co., Ltd.	19,800	1,404,030
ORIX Corp.	131,700	1,881,261
Osaka Gas Co., Ltd.	194,000	746,346
Otsuka Corp.	5,700	301,241
Otsuka Holdings Co., Ltd.	38,700	1,407,586
Panasonic Corp.	221,300	2,034,909
Park24 Co., Ltd.	10,100	283,064
Rakuten, Inc.	99,000	956,132
Recruit Holdings Co., Ltd.	16,000	488,990
Resona Holdings, Inc.	222,000	793,231
Ricoh Co., Ltd.	71,500	729,027
Rinnai Corp.	3,000	265,314
Rohm Co., Ltd.	9,300	392,206
Ryohin Keikaku Co., Ltd.	2,300	487,032
Sankyo Co., Ltd.	5,100	190,124
Sanrio Co., Ltd.	6,000	117,496
Santen Pharmaceutical Co., Ltd.	39,000	587,455
SBI Holdings, Inc.	25,100	255,254
Secom Co., Ltd.	21,200	1,577,999
Sega Sammy Holdings, Inc.	20,800	227,071
Seibu Holdings, Inc.	9,000	190,658
Seiko Epson Corp.	28,800	465,843
Sekisui Chemical Co., Ltd.	37,900	467,364
Sekisui House, Ltd.	63,600	1,074,854
Seven & i Holdings Co., Ltd.	75,200	3,206,178
Seven Bank, Ltd.	69,300	295,956
Shikoku Electric Power Co., Inc.	16,900	226,897
Shimadzu Corp.	22,000	345,478
Shimamura Co., Ltd.	2,100	262,512
Shimano, Inc.	7,700	1,208,488
Shimizu Corp.	52,000	441,372
Shin-Etsu Chemical Co., Ltd.	40,700	2,108,962
Shinsei Bank, Ltd.	154,000	201,415
Shionogi & Co., Ltd.	29,800	1,404,427
Shiseido Co., Ltd.	34,900	780,006
Shizuoka Bank, Ltd.	46,000	332,328
Showa Shell Sekiyu KK	20,300	182,419
SMC Corp.	5,600	1,302,407
SoftBank Group Corp.	97,200	4,640,555
Sohgo Security Services Co., Ltd.	5,800	314,783
Sompo Japan Nipponkoa Holdings, Inc.	33,000	936,020
Sony Corp.	128,400	3,304,962
Sony Financial Holdings, Inc.	14,200	181,677
Stanley Electric Co., Ltd.	13,100	296,628
Sumitomo Chemical Co., Ltd.	148,000	670,243
Sumitomo Corp.	113,800	1,132,482
Sumitomo Dainippon Pharma Co., Ltd.	11,600	133,757
Sumitomo Electric Industries, Ltd.	74,900	912,301
Sumitomo Heavy Industries, Ltd.	62,000	256,506
Sumitomo Metal Mining Co., Ltd.	50,000	497,131
Sumitomo Mitsui Financial Group, Inc.	129,100	3,919,117
Sumitomo Mitsui Trust Holdings, Inc.	335,000	982,392
Sumitomo Realty & Development Co., Ltd.	38,000	1,113,679
Sumitomo Rubber Industries, Ltd.	19,200	297,067
Suntory Beverage & Food, Ltd.	13,000	586,414
Suruga Bank, Ltd.	15,300	269,259
Suzuken Co., Ltd.	7,900	268,851
Suzuki Motor Corp.	35,600	953,704
Sysmex Corp.	15,500	970,862
T&D Holdings, Inc.	59,600	556,521
Taiheiyo Cement Corp.	96,000	221,220
Taisei Corp.	108,000	714,907
Taisho Pharmaceutical Holdings Co., Ltd.	3,500	277,770
Taiyo Nippon Sanso Corp.	12,000	114,026
Takashimaya Co., Ltd.	29,000	242,796
Takeda Pharmaceutical Co., Ltd.	80,200	3,664,818
TDK Corp.	12,200	678,411
Teijin, Ltd.	86,000	299,942
Terumo Corp.	29,900	1,073,415
THK Co., Ltd.	10,000	184,706
Tobu Railway Co., Ltd.	95,000	474,176

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Toho Co., Ltd.	10,700	$281,887
Toho Gas Co., Ltd.	32,000	227,483
Tohoku Electric Power Co., Inc.	42,500	549,046
Tokio Marine Holdings, Inc.	66,500	2,248,321
Tokyo Electric Power Co., Inc.(a)	143,000	787,553
Tokyo Electron, Ltd.	17,300	1,129,168
Tokyo Gas Co., Ltd.	230,000	1,073,722
Tokyo Tatemono Co., Ltd.	23,400	291,888
Tokyu Corp.	114,000	956,466
Tokyu Fudosan Holdings Corp.	46,400	315,402
TonenGeneral Sekiyu KK	29,000	262,663
Toppan Printing Co., Ltd.	57,000	478,740
Toray Industries, Inc.	154,000	1,314,265
Toshiba Corp.(a)	395,000	769,652
TOTO, Ltd.	13,600	424,716
Toyo Seikan Group Holdings, Ltd.	15,200	285,080
Toyo Suisan Kaisha, Ltd.	8,600	309,124
Toyoda Gosei Co., Ltd.	4,300	83,096
Toyota Industries Corp.	17,300	778,842
Toyota Motor Corp.	271,600	14,382,875
Toyota Tsusho Corp.	23,300	527,176
Trend Micro, Inc.	10,800	395,890
Unicharm Corp.	36,400	793,128
United Urban Investment Corp.	300	485,520
USS Co., Ltd.	18,700	299,147
West Japan Railway Co.	15,900	983,043
Yahoo Japan Corp.	136,300	580,877
Yakult Honsha Co., Ltd.	8,900	394,737
Yamada Denki Co., Ltd.	63,200	299,145
Yamaguchi Financial Group, Inc.	14,000	127,426
Yamaha Corp.	14,800	446,390
Yamaha Motor Co., Ltd.	28,000	466,355
Yamato Holdings Co., Ltd.	33,000	659,736
Yamazaki Baking Co., Ltd.	11,000	232,048
Yaskawa Electric Corp.	25,400	293,559
Yokogawa Electric Corp.	24,200	250,408
Yokohama Rubber Co., Ltd.	11,800	194,331

		266,644,447

Luxembourg – 0.2%
ArcelorMittal	190,234	861,705
Millicom International Cellular SA SDR	5,658	309,677
RTL Group SA(a)	3,585	304,109
SES SA	31,350	919,380
Tenaris SA	47,906	597,775

		2,992,646

Macau – 0.0%(b)
MGM China Holdings, Ltd.	98,400	149,949
Wynn Macau, Ltd.(a)	115,200	178,224

		328,173

Mexico – 0.0%(b)
Fresnillo PLC	18,592	254,530

Netherlands – 3.9%
Aegon NV	187,385	1,032,227
AerCap Holdings NV(a)	7,837	303,762
Akzo Nobel NV	25,165	1,717,740
Altice NV Class A(a)	39,020	696,326
Altice NV Class B(a)	13,715	247,484
ASML Holding NV	34,538	3,513,864
Boskalis Westminster	8,910	350,749
Gemalto NV	8,318	615,836
Heineken Holding NV	9,962	778,534
Heineken NV	23,679	2,149,229
ING Groep NV	391,407	4,741,278
Koninklijke Ahold NV	82,829	1,866,047
Koninklijke DSM NV	17,716	975,800
Koninklijke KPN NV	308,491	1,294,726
Koninklijke Philips NV	97,263	2,774,782
Koninklijke Vopak NV	7,234	360,777
NN Group NV	24,967	818,113
NXP Semiconductors NV(a)	13,746	1,114,388
OCI NV(a)	6,946	136,223
Randstad Holding NV	12,571	697,785
Royal Dutch Shell PLC Class A	396,292	9,591,903
Royal Dutch Shell PLC Class B	398,372	9,733,861
TNT Express NV	45,392	407,915
Wolters Kluwer NV	29,196	1,167,123

		47,086,472

New Zealand – 0.2%
Auckland International Airport, Ltd.	103,603	462,520
Contact Energy, Ltd.	76,046	263,994
Fletcher Building, Ltd.	66,430	363,905
Meridian Energy, Ltd.	159,311	289,797
Mighty River Power, Ltd.	44,790	90,805
Ryman Healthcare, Ltd.	46,924	272,037
Spark New Zealand, Ltd.	194,727	493,476

		2,236,534

Norway – 0.6%
DNB ASA	94,063	1,112,778
Gjensidige Forsikring ASA	18,324	312,591
Norsk Hydro ASA	122,891	506,199
Orkla ASA	85,725	776,798
Schibsted ASA Class A	7,687	224,813
Schibsted ASA Class B(a)	8,517	235,907
Statoil ASA	108,348	1,706,845
Telenor ASA	75,755	1,226,368
Yara International ASA	17,448	656,890

		6,759,189

Portugal – 0.2%
Banco Comercial Portugues SA(a)	3,035,422	123,487
EDP – Energias de Portugal SA	248,371	884,756
Galp Energia SGPS SA	48,398	609,429
Jeronimo Martins SGPS SA	26,758	438,476

		2,056,148

Singapore – 1.3%
Ascendas REIT	198,950	353,105
CapitaLand Commercial Trust, Ltd.	210,000	229,244
CapitaLand Mall Trust REIT	219,000	339,900
CapitaLand, Ltd.	270,000	615,550
City Developments, Ltd.	50,000	303,357

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
ComfortDelGro Corp., Ltd.	218,000	$472,716
DBS Group Holdings, Ltd.	175,000	1,998,738
Genting Singapore PLC	552,000	342,284
Global Logistic Properties, Ltd.	273,000	390,261
Golden Agri-Resources, Ltd.	741,000	225,613
Hutchison Port Holdings Trust	627,000	313,500
Jardine Cycle & Carriage, Ltd.	12,333	366,620
Keppel Corp., Ltd.	150,000	649,413
Oversea-Chinese Banking Corp., Ltd.	303,839	1,994,606
Sembcorp Industries, Ltd.	117,000	262,394
Sembcorp Marine, Ltd.	47,000	57,589
Singapore Airlines, Ltd.	50,000	424,031
Singapore Exchange, Ltd.	87,000	513,627
Singapore Press Holdings, Ltd.	158,000	469,330
Singapore Technologies Engineering, Ltd.	135,000	323,816
Singapore Telecommunications, Ltd.	797,000	2,260,909
StarHub, Ltd.	71,000	176,630
Suntec Real Estate Investment Trust	242,000	301,017
United Overseas Bank, Ltd.	131,000	1,835,712
UOL Group, Ltd.	42,000	187,138
Wilmar International, Ltd.	191,000	476,578

		15,883,678

South Africa – 0.1%
Investec PLC	60,426	445,108
Mediclinic International PLC	40,142	516,957
Mondi PLC	36,749	705,666

		1,667,731

Spain – 3.1%
Abertis Infraestructuras SA	55,480	913,562
ACS Actividades de Construccion y Servicios SA	20,153	601,463
Aena SA(a)(d)	6,540	845,504
Amadeus IT Holding SA Class A	45,236	1,942,871
Banco Bilbao Vizcaya Argentaria SA	644,862	4,293,010
Banco de Sabadell SA	486,196	876,499
Banco Popular Espanol SA	186,393	485,768
Banco Santander SA	1,428,200	6,304,958
Bankia SA	510,293	482,649
Bankinter SA	58,478	413,826
CaixaBank SA	277,466	821,136
Distribuidora Internacional de Alimentacion SA	53,726	279,546
Enagas SA	23,006	692,509
Endesa SA	32,697	628,574
Ferrovial SA	47,617	1,024,737
Gas Natural SDG SA	36,694	743,047
Grifols SA	30,438	678,798
Iberdrola SA	557,617	3,724,271
Industria de Diseno Textil SA	107,701	3,628,534
Mapfre SA	125,941	272,537
Red Electrica Corp. SA	10,886	946,513
Repsol SA	108,303	1,224,294
Telefonica SA	447,175	5,020,367
Zardoya Otis SA	21,672	252,644

		37,097,617

Sweden – 2.9%
Alfa Laval AB	32,121	526,587
Assa Abloy AB Class B	103,247	2,040,308
Atlas Copco AB Class A	64,957	1,637,006
Atlas Copco AB Class B	38,862	917,536
Boliden AB	27,037	433,235
Electrolux AB Series B	24,200	637,635
Getinge AB Class B	18,753	432,813
Hennes & Mauritz AB Class B	94,887	3,168,479
Hexagon AB Class B	25,932	1,010,832
Husqvarna AB Class B	41,457	303,511
ICA Gruppen AB	7,676	254,330
Industrivarden AB Class C	15,371	262,418
Investment AB Kinnevik Class B	22,495	639,051
Investor AB Class B	47,216	1,673,909
Lundin Petroleum AB(a)	20,722	351,472
Nordea Bank AB	303,995	2,924,940
Sandvik AB	101,973	1,056,624
Securitas AB Class B	28,580	474,177
Skandinaviska Enskilda Banken AB Class A	147,131	1,407,479
Skanska AB Class B	37,371	854,213
SKF AB Class B	37,523	678,559
Svenska Cellulosa AB SCA Class B	59,614	1,865,626
Svenska Handelsbanken AB Class A	148,057	1,886,623
Swedbank AB Class A	89,773	1,936,830
Swedish Match AB	20,703	703,831
Tele2 AB Class B	31,279	290,538
Telefonaktiebolaget LM Ericsson Class B	304,527	3,054,023
TeliaSonera AB	253,857	1,320,531
Volvo AB Class B	150,604	1,655,275

		34,398,391

Switzerland – 9.4%
ABB, Ltd.(a)	222,775	4,359,425
Actelion, Ltd.(a)	10,184	1,528,158
Adecco SA	17,061	1,116,140
Aryzta AG(a)	7,843	326,201
Baloise Holding AG	4,504	574,729
Barry Callebaut AG(a)	254	277,168
Chocoladefabriken Lindt & Spruengli AG(c)	96	597,463
Chocoladefabriken Lindt & Spruengli AG(c)	10	751,736
Cie Financiere Richemont SA	51,594	3,423,796
Coca-Cola HBC AG(a)	22,195	472,133
Credit Suisse Group AG(a)	183,633	2,609,769
Dufry AG(a)	3,976	491,161
EMS-Chemie Holding AG	879	457,559
Galenica AG	368	555,660
Geberit AG	3,937	1,477,120
Givaudan SA	935	1,841,393
Glencore PLC	1,223,758	2,766,761
Julius Baer Group, Ltd.(a)	23,762	1,024,770

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Kuehne + Nagel International AG	5,460	$779,389
LafargeHolcim, Ltd.(a)(c)	44,069	2,081,388
LafargeHolcim, Ltd.(a)(c)	4,070	191,455
Lonza Group AG(a)	5,216	886,173
Nestle SA	319,322	23,957,903
Novartis AG	228,133	16,604,052
Pargesa Holding SA	3,121	199,615
Partners Group Holding AG	1,587	640,501
Roche Holding AG	70,428	17,407,516
Schindler Holding AG(c)	4,161	770,370
Schindler Holding AG(c)	2,240	411,908
SGS SA	525	1,113,977
Sika AG	211	838,580
Sonova Holding AG	5,695	730,273
STMicroelectronics NV	66,604	370,233
Sulzer AG	1,526	152,178
Swatch Group AG(c)	2,931	1,019,492
Swatch Group AG(c)	4,293	290,264
Swiss Life Holding AG(a)	3,106	829,326
Swiss Prime Site AG(a)	7,047	624,013
Swiss Re AG	34,922	3,241,859
Swisscom AG	2,526	1,378,202
Syngenta AG	9,193	3,839,816
UBS Group AG	362,292	5,860,077
Wolseley PLC	24,426	1,382,884
Zurich Insurance Group AG(a)	14,978	3,492,495

		113,745,081

United Kingdom – 17.2%
3i Group PLC	100,412	658,686
Aberdeen Asset Management PLC	102,650	409,273
Admiral Group PLC	18,796	535,717
Aggreko PLC	23,204	359,191
Anglo American PLC	135,202	1,072,873
ARM Holdings PLC	144,454	2,105,305
Ashtead Group PLC	50,063	621,696
Associated British Foods PLC	36,811	1,771,904
AstraZeneca PLC	127,314	7,141,122
Auto Trader Group PLC(d)	89,005	498,915
Aviva PLC	396,005	2,596,021
Babcock International Group PLC	27,736	378,518
BAE Systems PLC	309,490	2,264,184
Barclays PLC	1,705,329	3,676,604
Barratt Developments PLC	97,851	788,294
Berkeley Group Holdings PLC	12,150	561,966
BP PLC	1,841,746	9,268,966
British American Tobacco PLC	187,267	11,008,597
British Land Co. PLC REIT	99,851	1,005,328
BT Group PLC	855,296	5,415,141
Bunzl PLC	35,542	1,033,440
Burberry Group PLC	47,571	933,302
Capita PLC	66,565	996,922
Centrica PLC	489,150	1,600,857
CNH Industrial NV	101,497	691,074
Cobham PLC	98,859	308,477
Compass Group PLC	164,596	2,905,126
Croda International PLC	13,024	568,882
Diageo PLC	253,483	6,854,890
Direct Line Insurance Group PLC	126,476	672,964
Dixons Carphone PLC	92,787	568,525
easyJet PLC	15,392	336,047
Fiat Chrysler Automobiles NV	97,526	789,064
G4S PLC	163,916	449,047
GKN PLC	168,001	697,359
GlaxoSmithKline PLC	489,174	9,927,627
Hammerson PLC	80,323	667,868
Hargreaves Lansdown PLC	23,511	454,169
HSBC Holdings PLC	1,966,085	12,261,380
ICAP PLC	60,820	415,054
IMI PLC	23,193	317,519
Imperial Brands PLC	95,075	5,278,839
Inmarsat PLC	45,000	636,760
InterContinental Hotels Group PLC	23,609	974,223
International Consolidated Airlines Group SA	77,385	618,171
Intertek Group PLC	16,519	751,933
Intu Properties PLC	96,960	436,199
ITV PLC	392,593	1,361,029
J Sainsbury PLC	129,874	515,763
Johnson Matthey PLC	18,223	718,706
Kingfisher PLC	231,733	1,254,674
Land Securities Group PLC REIT	80,047	1,266,717
Legal & General Group PLC	611,962	2,068,756
Lloyds Banking Group PLC	5,650,130	5,523,858
London Stock Exchange Group PLC	30,819	1,249,151
Marks & Spencer Group PLC	168,543	984,007
Meggitt PLC	72,172	421,778
Merlin Entertainments PLC(d)	62,163	414,123
National Grid PLC	371,202	5,266,994
Next PLC	14,282	1,108,486
Old Mutual PLC	481,345	1,335,937
Pearson PLC	78,682	989,534
Persimmon PLC	29,895	895,884
Petrofac, Ltd.	24,300	321,672
Provident Financial PLC	14,894	634,722
Prudential PLC	255,451	4,776,748
Randgold Resources, Ltd.	8,957	820,067
Reckitt Benckiser Group PLC	63,112	6,104,842
RELX NV	100,807	1,762,752
RELX PLC	114,276	2,125,381
Rexam PLC	65,420	596,139
Rio Tinto PLC	126,172	3,546,241
Rio Tinto, Ltd.	40,753	1,338,299
Rolls-Royce Holdings PLC(a)	189,785	1,860,346
Royal Bank of Scotland Group PLC(a)	330,365	1,057,454
Royal Mail PLC	93,317	644,737
RSA Insurance Group PLC	110,275	753,976
SABMiller PLC	98,038	5,997,130
Sage Group PLC	105,047	949,690
Schroders PLC	10,798	416,401
Segro PLC	65,623	386,995
Severn Trent PLC	22,988	717,973
Sky PLC	104,519	1,538,306
Smith & Nephew PLC	87,727	1,447,513

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Smiths Group PLC	41,723	$645,261
Sports Direct International PLC(a)	26,274	142,784
SSE PLC	99,099	2,125,130
St James’s Place PLC	52,096	687,750
Standard Chartered PLC	336,484	2,285,386
Standard Life PLC	202,704	1,037,485
Tate & Lyle PLC	43,504	361,414
Taylor Wimpey PLC	317,069	867,241
Tesco PLC(a)	800,826	2,207,670
Travis Perkins PLC	24,931	654,675
Unilever NV	164,053	7,362,895
Unilever PLC	129,519	5,868,620
United Utilities Group PLC	68,503	908,780
Vodafone Group PLC	2,671,700	8,494,156
Weir Group PLC	18,709	297,946
Whitbread PLC	17,553	999,065
William Hill PLC	77,079	362,269
Wm Morrison Supermarkets PLC	221,840	633,556
Worldpay Group PLC(a)(d)	102,950	407,066
WPP PLC	131,898	3,084,418

		206,890,367

United States – 0.2%
Carnival PLC	19,554	1,054,498
Mobileye NV(a)	7,367	274,716
QIAGEN NV(a)	22,689	506,246
Taro Pharmaceutical Industries, Ltd.(a)	457	65,465

		1,900,925

TOTAL COMMON STOCKS (Cost $1,253,270,012)		1,190,504,401

SHORT-TERM INVESTMENT – 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(e)(f) (Cost $33,077,394)	33,077,394	33,077,394

TOTAL INVESTMENTS – 101.7% (Cost $1,286,347,406)		1,223,581,795
Liabilities in Excess of Other Assets – (1.7)%		(20,242,739)

NET ASSETS – 100.0%		$1,203,339,056

(a)	Non-income producing security.

(b)	Amount shown represents less than 0.05% of net assets.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(f)	The rate shown is the annualized seven-day yield at March 31, 2016.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	133,599,452	JPY	15,014,774,805	04/05/2016	$(4,789)
BNP Paribas SA	USD	23,377,553	DKK	152,834,566	04/05/2016	(403)
BNP Paribas SA	DKK	1,234,000	USD	179,690	04/05/2016	(9,059)
BNP Paribas SA	SEK	2,327,000	USD	269,890	04/05/2016	(17,167)
BNP Paribas SA	CHF	678,000	USD	700,223	04/05/2016	(7,790)
BNP Paribas SA	CHF	864,000	USD	867,390	04/05/2016	(34,856)
BNP Paribas SA	GBP	1,295,000	USD	1,820,357	04/05/2016	(40,952)
BNP Paribas SA	EUR	2,016,000	USD	2,274,040	04/05/2016	(23,366)
BNP Paribas SA	EUR	2,568,000	USD	2,788,722	04/05/2016	(137,735)
BNP Paribas SA	DKK	144,861,566	USD	21,124,197	04/05/2016	(1,033,426)
BNP Paribas SA	JPY	15,056,107,305	USD	133,536,504	04/05/2016	(425,917)
BNP Paribas SA	NZD	267,000	USD	185,071	05/04/2016	(8)
BNP Paribas SA	AUD	1,604,000	USD	1,232,113	05/04/2016	(64)
BNP Paribas SA	SGD	2,233,000	USD	1,657,807	05/04/2016	(345)
BNP Paribas SA	HKD	31,186,000	USD	4,020,971	05/04/2016	(583)
BNP Paribas SA	DKK	152,834,566	USD	23,394,418	05/04/2016	(1,647)
BNP Paribas SA	JPY	433,399,000	USD	3,859,840	05/06/2016	142
BNP Paribas SA	JPY	15,014,774,805	USD	133,703,549	05/06/2016	(12,741)
Bank of America	USD	133,599,452	JPY	15,014,774,805	04/05/2016	(4,789)
Bank of America	USD	14,876,949	SGD	20,033,299	04/05/2016	47

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	USD	6,616,592	NOK	54,727,520	04/05/2016	$(13)
Bank of America	DKK	969,000	USD	146,641	04/05/2016	(1,574)
Bank of America	DKK	1,391,000	USD	205,620	04/05/2016	(7,144)
Bank of America	SEK	1,828,000	USD	222,743	04/05/2016	(2,758)
Bank of America	SEK	2,624,000	USD	309,844	04/05/2016	(13,850)
Bank of America	CHF	649,000	USD	658,693	04/05/2016	(19,036)
Bank of America	CHF	974,000	USD	982,856	04/05/2016	(34,260)
Bank of America	GBP	973,000	USD	1,394,065	04/05/2016	(4,432)
Bank of America	GBP	1,017,000	USD	1,463,514	04/05/2016	1,775
Bank of America	GBP	1,460,000	USD	2,077,668	04/05/2016	(20,797)
Bank of America	EUR	1,929,000	USD	2,143,198	04/05/2016	(55,064)
Bank of America	EUR	2,895,000	USD	3,192,594	04/05/2016	(106,508)
Bank of America	NOK	49,297,520	USD	5,653,547	04/05/2016	(306,542)
Bank of America	SGD	18,216,299	USD	12,941,389	04/05/2016	(586,279)
Bank of America	JPY	15,056,107,305	USD	133,535,320	04/05/2016	(427,101)
Bank of America	NOK	54,727,520	USD	6,615,601	05/04/2016	(115)
Bank of America	SGD	20,033,299	USD	14,873,580	05/04/2016	(2,485)
Bank of America	JPY	15,014,774,805	USD	133,713,074	05/06/2016	(3,215)
Citibank N.A.	USD	115,268,264	GBP	80,197,274	04/05/2016	(382)
Citibank N.A.	USD	35,693,709	HKD	276,860,035	04/05/2016	–
Citibank N.A.	DKK	927,000	USD	138,083	04/05/2016	(3,708)
Citibank N.A.	SEK	1,749,000	USD	209,794	04/05/2016	(5,961)
Citibank N.A.	HKD	254,062,035	USD	32,677,420	04/05/2016	(77,096)
Citibank N.A.	GBP	74,347,773	USD	103,620,945	04/05/2016	(3,239,424)
Citibank N.A.	USD	1,568,624	CHF	1,500,000	05/04/2016	(243)
Citibank N.A.	NOK	3,597,000	USD	434,790	05/04/2016	(32)
Citibank N.A.	DKK	4,061,000	USD	621,606	05/04/2016	(56)
Citibank N.A.	GBP	1,290,000	USD	1,854,352	05/04/2016	67
Citibank N.A.	EUR	10,788,000	USD	12,304,005	05/04/2016	(361)
Citibank N.A.	HKD	276,860,035	USD	35,699,692	05/04/2016	(2,468)
Citibank N.A.	GBP	80,197,274	USD	115,275,722	05/04/2016	(2,241)
Goldman Sachs Bank	USD	115,268,102	GBP	80,197,273	04/05/2016	(222)
Goldman Sachs Bank	USD	35,564,944	SEK	288,301,531	04/05/2016	(320)
Goldman Sachs Bank	USD	2,092,132	CHF	2,080,000	04/05/2016	79,942
Goldman Sachs Bank	USD	1,921,445	NZD	2,767,581	04/05/2016	(18)
Goldman Sachs Bank	USD	1,772,958	EUR	1,630,000	04/05/2016	84,568
Goldman Sachs Bank	DKK	744,000	USD	108,502	04/05/2016	(5,298)
Goldman Sachs Bank	NOK	5,430,000	USD	622,690	04/05/2016	(33,799)
Goldman Sachs Bank	SEK	10,894,000	USD	1,269,946	04/05/2016	(73,928)
Goldman Sachs Bank	NZD	2,339,581	USD	1,539,327	04/05/2016	(84,956)
Goldman Sachs Bank	SEK	263,770,531	USD	30,750,192	04/05/2016	(1,788,310)
Goldman Sachs Bank	GBP	74,347,774	USD	103,618,492	04/05/2016	(3,241,878)
Goldman Sachs Bank	NZD	2,767,581	USD	1,918,390	05/04/2016	(41)
Goldman Sachs Bank	SEK	288,301,531	USD	35,599,159	05/04/2016	(1,842)
Goldman Sachs Bank	GBP	80,197,273	USD	115,275,721	05/04/2016	(2,241)
HSBC Bank USA	USD	181,242,985	EUR	159,041,157	04/05/2016	(1,876)
HSBC Bank USA	USD	8,555,044	ILS	32,162,174	04/05/2016	(42)
HSBC Bank USA	DKK	855,000	USD	126,361	04/05/2016	(4,418)
HSBC Bank USA	SEK	1,614,000	USD	191,516	04/05/2016	(7,586)
HSBC Bank USA	CHF	599,000	USD	602,058	04/05/2016	(23,457)
HSBC Bank USA	ILS	31,047,174	USD	7,962,084	04/05/2016	(296,333)
HSBC Bank USA	EUR	152,334,157	USD	165,676,649	04/05/2016	(7,921,254)
HSBC Bank USA	ILS	32,162,174	USD	8,558,322	05/04/2016	(683)
HSBC Bank USA	EUR	159,041,157	USD	181,391,529	05/04/2016	(4,532)
Morgan Stanley Bank, N.A.	HKD	1,679,000	USD	216,445	04/05/2016	(18)
Morgan Stanley Bank, N.A.	AUD	657,000	USD	493,291	04/05/2016	(12,083)
Morgan Stanley Bank, N.A.	GBP	1,078,000	USD	1,531,699	04/05/2016	(17,715)
Morgan Stanley Bank, N.A.	JPY	182,204,000	USD	1,605,331	04/05/2016	(15,838)
Morgan Stanley Bank, N.A.	EUR	2,139,000	USD	2,361,063	04/05/2016	(76,512)
Royal Bank of Canada	USD	181,241,712	EUR	159,041,157	04/05/2016	(604)
Royal Bank of Canada	EUR	152,334,157	USD	165,681,676	04/05/2016	(7,916,227)
Royal Bank of Canada	EUR	159,041,157	USD	181,391,211	05/04/2016	(4,850)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	SGD	166,000	USD	118,486	04/05/2016	$(4,788)
Standard Chartered Bank	SGD	188,000	USD	136,651	04/05/2016	(2,961)
Standard Chartered Bank	HKD	2,235,000	USD	287,549	04/05/2016	(595)
Standard Chartered Bank	HKD	2,520,000	USD	324,595	04/05/2016	(291)
Standard Chartered Bank	AUD	875,000	USD	635,280	04/05/2016	(37,782)
Standard Chartered Bank	AUD	987,000	USD	732,215	04/05/2016	(26,999)
Standard Chartered Bank	GBP	866,000	USD	1,230,501	04/05/2016	(14,204)
Standard Chartered Bank	EUR	1,717,000	USD	1,925,830	04/05/2016	(30,839)
Standard Chartered Bank	JPY	242,474,000	USD	2,134,026	04/05/2016	(23,398)
Standard Chartered Bank	JPY	273,379,000	USD	2,402,816	04/05/2016	(29,586)
Toronto Dominion Bank	USD	111,747,556	CHF	107,009,571	04/05/2016	(1,050)
Toronto Dominion Bank	USD	83,408,806	AUD	108,432,050	04/05/2016	(1,358)
Toronto Dominion Bank	HKD	1,550,000	USD	199,625	04/05/2016	(206)
Toronto Dominion Bank	AUD	607,000	USD	455,687	04/05/2016	(11,226)
Toronto Dominion Bank	JPY	168,134,000	USD	1,486,041	04/05/2016	(9,939)
Toronto Dominion Bank	AUD	104,550,050	USD	74,558,718	04/05/2016	(5,862,642)
Toronto Dominion Bank	CHF	104,029,571	USD	104,619,626	04/05/2016	(4,014,966)
Toronto Dominion Bank	AUD	108,432,050	USD	83,293,597	05/04/2016	(2,787)
Toronto Dominion Bank	CHF	107,009,571	USD	111,876,302	05/04/2016	(11,581)
UBS AG	DKK	825,000	USD	124,158	04/05/2016	(2,032)
UBS AG	DKK	1,028,000	USD	152,088	04/05/2016	(5,152)
UBS AG	SEK	1,556,000	USD	189,143	04/05/2016	(2,804)
UBS AG	HKD	1,755,000	USD	226,260	04/05/2016	–
UBS AG	SEK	1,939,000	USD	228,873	04/05/2016	(10,321)
UBS AG	AUD	687,000	USD	523,921	04/05/2016	(4,529)
UBS AG	CHF	577,000	USD	594,019	04/05/2016	(8,523)
UBS AG	CHF	719,000	USD	724,353	04/05/2016	(26,475)
UBS AG	GBP	898,000	USD	1,277,233	04/05/2016	(13,466)
UBS AG	JPY	190,416,000	USD	1,688,858	04/05/2016	(5,378)
UBS AG	EUR	1,780,000	USD	1,962,525	04/05/2016	(65,939)
Westpac Banking Corp.	USD	13,336,015	JPY	1,503,449,000	04/05/2016	40,993
Westpac Banking Corp.	USD	887,922	AUD	1,245,000	04/05/2016	69,750
Westpac Banking Corp.	HKD	1,495,000	USD	192,818	04/05/2016	77
Westpac Banking Corp.	HKD	1,862,000	USD	239,748	04/05/2016	(308)
Westpac Banking Corp.	ILS	1,115,000	USD	285,931	04/05/2016	(10,654)
Westpac Banking Corp.	NZD	428,000	USD	281,613	04/05/2016	(15,531)
Westpac Banking Corp.	AUD	585,000	USD	445,577	04/05/2016	(4,413)
Westpac Banking Corp.	AUD	729,000	USD	541,880	04/05/2016	(18,877)
Westpac Banking Corp.	SGD	1,463,000	USD	1,039,373	04/05/2016	(47,071)
Westpac Banking Corp.	HKD	9,702,000	USD	1,247,831	04/05/2016	(2,983)
Westpac Banking Corp.	JPY	162,173,000	USD	1,450,173	04/05/2016	7,231
Westpac Banking Corp.	JPY	202,004,000	USD	1,795,985	04/05/2016	(1,355)
Westpac Banking Corp.	GBP	4,112,000	USD	5,730,886	04/05/2016	(179,309)

Total						$(38,443,389)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/17/2016	83	$6,745,825	$52,826

During the period ended March 31, 2016, average notional value related to futures contracts was $15,272,588.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$85,763,343	$–	$–	$85,763,343
Austria	2,185,730	–	–	2,185,730
Belgium	17,231,808	–	–	17,231,808
Chile	277,005	–	–	277,005
China	186,306	–	–	186,306
Denmark	23,634,589	–	–	23,634,589
Finland	12,357,083	–	–	12,357,083
France	116,973,293	–	–	116,973,293
Germany	109,322,748	–	–	109,322,748
Hong Kong	38,990,295	–	–	38,990,295
Ireland	11,745,762	–	–	11,745,762
Israel	7,994,094	–	–	7,994,094
Italy	23,900,416	–	–	23,900,416
Japan	266,130,194	514,253	–	266,644,447
Luxembourg	2,992,646	–	–	2,992,646
Macau	328,173	–	–	328,173
Mexico	254,530	–	–	254,530
Netherlands	47,086,472	–	–	47,086,472
New Zealand	2,236,534	–	–	2,236,534
Norway	6,759,189	–	–	6,759,189
Portugal	2,056,148	–	–	2,056,148
Singapore	15,883,678	–	–	15,883,678
South Africa	1,667,731	–	–	1,667,731
Spain	37,097,617	–	–	37,097,617
Sweden	34,398,391	–	–	34,398,391
Switzerland	113,745,081	–	–	113,745,081
United Kingdom	206,890,367	–	–	206,890,367
United States	1,900,925	–	–	1,900,925
Short-Term Investment	33,077,394	–	–	33,077,394

Total Investments	$1,223,067,542	$514,253	$–	$1,223,581,795

Other Financial Instruments:
Forward Foreign Currency Contracts(a)	–	284,592	–	284,592
Futures Contracts(b)	52,826	–	–	52,826

Total Investments and Other Financial Instruments	$1,223,120,368	$798,845	$–	$1,223,919,213

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Contracts(a)	$–	$(38,727,981)	$–	$(38,727,981)

Total Other Financial Instruments	$–	$(38,727,981)	$–	$(38,727,981)

(a)	Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.9%(a)
Domestic Equity – 19.7%
State Street Equity 500 Index II Portfolio	424,370	$4,438,909
State Street Small/Mid Cap Equity Index Portfolio	91,067	840,551

		5,279,460

Domestic Fixed Income – 64.2%
SPDR Barclays 1-10 Year TIPS ETF	244,160	4,800,186
SPDR Barclays High Yield Bond ETF	54,234	1,857,514
SPDR Barclays Short Term Corporate Bond ETF	34,729	1,063,749
SPDR Barclays Short Term Treasury ETF	135,416	4,128,834
State Street Aggregate Bond Index Portfolio	525,519	5,328,765

		17,179,048

International Equity – 10.0%
State Street Global Equity ex-U.S. Index Portfolio	315,969	2,676,258

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	27,227	1,333,306

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $26,823,501)		26,468,072

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $215,209)	215,209	215,209

TOTAL INVESTMENTS – 99.7% (Cost $27,038,710)		26,683,281
Other Assets in Excess of Liabilities – 0.3%		90,842

NET ASSETS – 100.0%		$26,774,123

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$5,279,460	$–	$–	$5,279,460
Domestic Fixed Income	17,179,048	–	–	17,179,048
International Equity	2,676,258	–	–	2,676,258
Real Estate	1,333,306	–	–	1,333,306
Short-Term Investment	215,209	–	–	215,209

Total Investments	$26,683,281	$–	$–	$26,683,281

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.4%(a)
Domestic Equity – 25.4%
State Street Equity 500 Index II Portfolio	214,123	$2,239,729
State Street Small/Mid Cap Equity Index Portfolio	44,522	410,934

		2,650,663

Domestic Fixed Income – 55.2%
SPDR Barclays 1-10 Year TIPS ETF	102,211	2,009,468
SPDR Barclays High Yield Bond ETF	21,229	727,093
SPDR Barclays Short Term Corporate Bond ETF	3,823	117,099
SPDR Barclays Short Term Treasury ETF	13,679	417,073
State Street Aggregate Bond Index Portfolio	244,282	2,477,019

		5,747,752

International Equity – 13.8%
State Street Global Equity ex-U.S. Index Portfolio	169,600	1,436,511

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	10,658	521,923

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,255,287)		10,356,849

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $84,908)	84,908	84,908

TOTAL INVESTMENTS – 100.2% (Cost $10,340,195)		10,441,757
Liabilities in Excess of Other Assets – (0.2)%		(25,569)

NET ASSETS – 100.0%		$10,416,188

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$2,650,663	$–	$–	$2,650,663
Domestic Fixed Income	5,747,752	–	–	5,747,752
International Equity	1,436,511	–	–	1,436,511
Real Estate	521,923	–	–	521,923
Short-Term Investment	84,908	–	–	84,908

Total Investments	$10,441,757	$–	$–	$10,441,757

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.4%(a)
Domestic Equity – 33.5%
State Street Equity 500 Index II Portfolio	1,698,703	$17,768,433
State Street Small/Mid Cap Equity Index Portfolio	436,579	4,029,622

		21,798,055

Domestic Fixed Income – 34.5%
SPDR Barclays 1-10 Year TIPS ETF	131,251	2,580,395
SPDR Barclays High Yield Bond ETF	112,452	3,851,481
SPDR Barclays Long Term Treasury ETF	27,829	2,097,193
State Street Aggregate Bond Index Portfolio	1,366,480	13,856,104

		22,385,173

Inflation Linked – 7.8%
SPDR Barclays TIPS ETF	88,577	5,067,490

International Equity – 19.5%
State Street Global Equity ex-U.S. Index Portfolio	1,497,435	12,683,275

Real Estate – 3.1%
SPDR Dow Jones Global Real Estate ETF	41,167	2,015,948

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $65,647,144)		63,949,941

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $489,335)	489,335	489,335

TOTAL INVESTMENTS – 99.1% (Cost $66,136,479)		64,439,276
Other Assets in Excess of Liabilities – 0.9%		555,177

NET ASSETS – 100.0%		$64,994,453

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$21,798,055	$–	$–	$21,798,055
Domestic Fixed Income	22,385,173	–	–	22,385,173
Inflation Linked	5,067,490	–	–	5,067,490
International Equity	12,683,275	–	–	12,683,275
Real Estate	2,015,948	–	–	2,015,948
Short-Term Investment	489,335	–	–	489,335

Total Investments	$64,439,276	$–	$–	$64,439,276

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.9%(a)
Domestic Equity – 41.4%
State Street Equity 500 Index II Portfolio	1,036,437	$10,841,128
State Street Small/Mid Cap Equity Index Portfolio	314,581	2,903,583

		13,744,711

Domestic Fixed Income – 27.2%
SPDR Barclays High Yield Bond ETF	46,717	1,600,057
SPDR Barclays Long Term Treasury ETF	36,306	2,736,020
State Street Aggregate Bond Index Portfolio	461,389	4,678,488

		9,014,565

Inflation Linked – 4.6%
SPDR Barclays TIPS ETF	26,881	1,537,862

International Equity – 25.1%
State Street Global Equity ex-U.S. Index Portfolio	985,479	8,347,003

Real Estate – 0.6%
SPDR Dow Jones Global Real Estate ETF	4,232	207,241

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $33,329,950)		32,851,382

SHORT-TERM INVESTMENT – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $189,251)	189,251	189,251

TOTAL INVESTMENTS – 99.5% (Cost $33,519,201)		33,040,633
Other Assets in Excess of Liabilities – 0.5%		160,989

NET ASSETS – 100.0%		$33,201,622

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$13,744,711	$–	$–	$13,744,711
Domestic Fixed Income	9,014,565	–	–	9,014,565
Inflation Linked	1,537,862	–	–	1,537,862
International Equity	8,347,003	–	–	8,347,003
Real Estate	207,241	–	–	207,241
Short-Term Investment	189,251	–	–	189,251

Total Investments	$33,040,633	$–	$–	$33,040,633

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.5%(a)
Domestic Equity – 46.0%
State Street Equity 500 Index II Portfolio	2,032,347	$21,258,350
State Street Small/Mid Cap Equity Index Portfolio	711,247	6,564,812

		27,823,162

Domestic Fixed Income – 22.8%
SPDR Barclays High Yield Bond ETF	32,995	1,130,079
SPDR Barclays Long Term Treasury ETF	75,856	5,716,508
State Street Aggregate Bond Index Portfolio	688,985	6,986,304

		13,832,891

Inflation Linked – 1.4%
SPDR Barclays TIPS ETF	14,296	817,874

International Equity – 28.3%
State Street Global Equity ex-U.S. Index Portfolio	2,021,804	17,124,680

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $61,503,946)		59,598,607

SHORT-TERM INVESTMENT – 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $261,145)	261,145	$261,145

TOTAL INVESTMENTS – 98.9% (Cost $61,765,091)		59,859,752
Other Assets in Excess of Liabilities – 1.1%		680,135

NET ASSETS – 100.0%		$60,539,887

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$27,823,162	$–	$–	$27,823,162
Domestic Fixed Income	13,832,891	–	–	13,832,891
Inflation Linked	817,874	–	–	817,874
International Equity	17,124,680	–	–	17,124,680
Short-Term Investment	261,145	–	–	261,145

Total Investments	$59,859,752	$–	$–	$59,859,752

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.1%(a)
Domestic Equity – 49.7%
State Street Equity 500 Index II Portfolio	930,598	$9,734,054
State Street Small/Mid Cap Equity Index Portfolio	375,255	3,463,600

		13,197,654

Domestic Fixed Income – 17.6%
SPDR Barclays Long Term Treasury ETF	33,112	2,495,321
State Street Aggregate Bond Index Portfolio	213,664	2,166,551

		4,661,872

International Equity – 30.8%
State Street Global Equity ex-U.S. Index Portfolio	964,959	8,173,199

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $26,351,046)		26,032,725

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $44,839)	44,839	44,839

TOTAL INVESTMENTS – 98.3% (Cost $26,395,885)		26,077,564
Other Assets in Excess of Liabilities – 1.7%		441,953

NET ASSETS – 100.0%		$26,519,517

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$13,197,654	$–	$–	$13,197,654
Domestic Fixed Income	4,661,872	–	–	4,661,872
International Equity	8,173,199	–	–	8,173,199
Short-Term Investment	44,839	–	–	44,839

Total Investments	$26,077,564	$–	$–	$26,077,564

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.3%(a)
Domestic Equity – 52.8%
State Street Equity 500 Index II Portfolio	1,679,909	$17,571,853
State Street Small/Mid Cap Equity Index Portfolio	780,731	7,206,147

		24,778,000

Domestic Fixed Income – 12.7%
SPDR Barclays Long Term Treasury ETF	58,721	4,425,214
State Street Aggregate Bond Index Portfolio	149,077	1,511,642

		5,936,856

International Equity – 32.8%
State Street Global Equity ex-U.S. Index Portfolio	1,819,091	15,407,698

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $47,583,842)		46,122,554

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $220,283)	220,283	220,283

TOTAL INVESTMENTS – 98.8% (Cost $47,804,125)		46,342,837
Other Assets in Excess of Liabilities – 1.2%		561,250

NET ASSETS – 100.0%		$46,904,087

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$24,778,000	$–	$–	$24,778,000
Domestic Fixed Income	5,936,856	–	–	5,936,856
International Equity	15,407,698	–	–	15,407,698
Short-Term Investment	220,283	–	–	220,283

Total Investments	$46,342,837	$–	$–	$46,342,837

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 97.0%(a)
Domestic Equity – 54.0%
State Street Equity 500 Index II Portfolio	532,066	$5,565,411
State Street Small/Mid Cap Equity Index Portfolio	270,110	2,493,117

		8,058,528

Domestic Fixed Income – 9.3%
SPDR Barclays Long Term Treasury ETF	18,424	1,388,433

International Equity – 33.7%
State Street Global Equity ex-U.S. Index Portfolio	593,036	5,023,016

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $14,590,382)		14,469,977

SHORT-TERM INVESTMENT – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $96,047)	96,047	96,047

TOTAL INVESTMENTS – 97.6% (Cost $14,686,429)		14,566,024
Other Assets in Excess of Liabilities – 2.4%		359,151

NET ASSETS – 100.0%		$14,925,175

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$8,058,528	$–	$–	$8,058,528
Domestic Fixed Income	1,388,433	–	–	1,388,433
International Equity	5,023,016	–	–	5,023,016
Short-Term Investment	96,047	–	–	96,047

Total Investments	$14,566,024	$–	$–	$14,566,024

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 95.9%(a)
Domestic Equity – 53.4%
State Street Equity 500 Index II Portfolio	363,257	$3,799,672
State Street Small/Mid Cap Equity Index Portfolio	184,427	1,702,266

		5,501,938

Domestic Fixed Income – 9.2%
SPDR Barclays Long Term Treasury ETF	12,566	946,974

International Equity – 33.3%
State Street Global Equity ex-U.S. Index Portfolio	404,881	3,429,342

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $9,971,816)		9,878,254

TOTAL INVESTMENTS – 95.9% (Cost $9,971,816)		9,878,254
Other Assets in Excess of Liabilities – 4.1%		426,260

NET ASSETS – 100.0%		$10,304,514

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$5,501,938	$–	$–	$5,501,938
Domestic Fixed Income	946,974	–	–	946,974
International Equity	3,429,342	–	–	3,429,342

Total Investments	$9,878,254	$–	$–	$9,878,254

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 94.2%(a)
Domestic Equity – 52.5%
State Street Equity 500 Index II Portfolio	164,125	$1,716,752
State Street Small/Mid Cap Equity Index Portfolio	83,319	769,037

		2,485,789

Domestic Fixed Income – 9.0%
SPDR Barclays Long Term Treasury ETF	5,683	428,271

International Equity – 32.7%
State Street Global Equity ex-U.S. Index Portfolio	182,930	1,549,419

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,587,620)		4,463,479

SHORT-TERM INVESTMENT – 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $40,170)	40,170	40,170

TOTAL INVESTMENTS – 95.1% (Cost $4,627,790)		4,503,649
Other Assets in Excess of Liabilities – 4.9%		232,322

NET ASSETS – 100.0%		$4,735,971

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$2,485,789	$–	$–	$2,485,789
Domestic Fixed Income	428,271	–	–	428,271
International Equity	1,549,419	–	–	1,549,419
Short-Term Investment	40,170	–	–	40,170

Total Investments	$4,503,649	$–	$–	$4,503,649

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 101.5%(a)
Domestic Equity – 56.6%
State Street Equity 500 Index II Portfolio	32,093	$335,698
State Street Small/Mid Cap Equity Index Portfolio	16,105	148,648

		484,346

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	1,092	82,293

International Equity – 35.3%
State Street Global Equity ex-U.S. Index Portfolio	35,735	302,679

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $876,967)		869,318

SHORT-TERM INVESTMENT – 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(a)(b) (Cost $22,149)	22,149	22,149

TOTAL INVESTMENTS – 104.1% (Cost $899,116)		891,467
Liabilities in Excess of Other Assets – (4.1)%		(35,005)

NET ASSETS – 100.0%		$856,462

(a)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	The rate shown is the annualized seven-day yield at March 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$484,346	$–	$–	$484,346
Domestic Fixed Income	82,293	–	–	82,293
International Equity	302,679	–	–	302,679
Short-Term Investment	22,149	–	–	22,149

Total Investments	$891,467	$–	$–	$891,467

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

Security	Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the Portfolio’s or Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s or Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.

State Street Equity 500 Index Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Disciplined Global Equity Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Clarion Global Infrastructure & MLP Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street Disciplined Global Equity Portfolio, at fair value (net asset value) each business day.

Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service, pursuant to policy and procedures approved by the Board.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s or Fund’s net asset value and the prices used by a Portfolio’s or Fund’s respective benchmark indices, which in turn could result in a difference between a Portfolio’s or Fund’s performance and the performance of their respective benchmark indices. Various inputs are used in determining the value of a Portfolio’s or Fund’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolios’ and Funds’ value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The State Street Clarion Global Real Estate Income Fund had transfers from Level 2 to Level 1 during the period ended March 31, 2016 in the amount of $1,439,889. The State Street Global Equity ex-U.S. Index Portfolio had transfers from Level 2 to Level 1 during the period ended March 31, 2016 in the amount of $111,439,269. The State Street Emerging Markets Equity Index Fund had transfers from Level 2 to Level 1 during the period ended March 31, 2016 in the amount of $175,695,004. The State Street Hedged International Developed Equity Index Fund had transfers from Level 2 to Level 1 during the period ended March 31, 2016 in the amount of $1,163,911,180. At March 31, 2016 these investments were valued at exchange closing prices in accordance with the Portfolio’s or Fund’s respective valuation policy.

The remaining Portfolios and Funds presented herein had no material transfers between levels for the period ended March 31, 2016.

Futures

Certain Portfolios and Funds may enter into futures contracts to meet their objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by a Portfolio or Fund each day, depending on the daily fluctuations in the value of the underlying security or index.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2016, the State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

Emerging Markets Equity Index Fund each entered into futures contracts for cash equalization and return enhancement.

For the period ended March 31, 2016, the State Street Hedged International Developed Equity Index Fund entered into futures contracts to hedge non US currency exposure in a manner intended to replicate the currency hedged reflected in the Index.

Forward Foreign Currency Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Total Return Swaps

The State Street Emerging Markets Equity Index Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the State Street Emerging Markets Equity Index Fund will receive a payment or make a payment to the counterparty.

When-Issued/Delayed Delivery Securities

The State Street Aggregate Bond Index Portfolio may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the State Street Aggregate Bond Index Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the State Street Aggregate Bond Index Portfolio enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the State Street Aggregate Bond Index Portfolio may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

Transactions with Affiliated Issuers

The State Street Equity 500 Index II Portfolio has invested in an affiliated company, State Street Corporation. Amounts relating to this investment at March 31, 2016, and for the period then ended are:

State Street Corporation	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain/Loss
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	12,078	$801,496	228,237	3,900	–	–	15,978	$935,033	$4,107	$–

Each Portfolio or Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional U.S. Government Money Market Fund – Premier Class (“U.S. Government Money Market”), a series of State Street Institutional Investment Trust. The U.S. Government Money Market Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street U.S. Government Money Market Fund (“Master Portfolio”). The U.S. Government Money Market Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The U.S. Government Money Market Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Portfolio or Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers.

Each Portfolio or Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund – Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Portfolio or Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in U.S. Government Money Market Fund and Liquid Reserves Fund at March 31, 2016 and for the period then ended are:

U.S. Government Money Market Fund	Value At 12/31/15	Purchased		Sold		Value at 3/31/16	Income
		Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	8,664,695	$33,743,312	33,743,312	$27,266,647	27,266,647	$15,141,360	$5,613
State Street Global Equity ex-U.S. Index Portfolio	2,440,800	15,301,937	15,301,937	13,574,757	13,574,757	4,167,980	1,742

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

Liquid Reserves Fund	Value At 12/31/15	Purchased		Sold		Value at 3/31/16	Income
		Cost	Shares	Proceeds	Shares
State Street Clarion Global Real Estate Income Fund	49,258	$254,233	254,233	$270,404	270,404	$33,087	$44
State Street Aggregate Bond Index Portfolio	13,317,540	6,886,651	6,886,651	8,347,479	8,347,479	11,856,712	11,615
State Street Small/Mid Cap Equity Index Portfolio	976,457	6,636,867	6,636,867	6,208,848	6,208,848	1,404,476	1,098
State Street Disciplined U.S. Equity Fund*	–	3,007,660	3,007,660	2,972,482	2,972,482	35,178	148
State Street Disciplined International Equity Fund*	–	3,001,644	3,001,644	2,987,768	2,987,768	13,876	106
State Street Disciplined Global Equity Portfolio*	–	3,037,564	3,037,564	3,032,418	3,032,418	5,146	128
State Street Emerging Markets Equity Index Fund	15,604,398	49,566,036	49,566,036	46,371,117	46,371,117	18,799,317	16,522
State Street Hedged International Developed Equity Index Fund	30,478,470	80,413,219	80,413,219	77,814,295	77,814,295	33,077,394	29,274

*	Operations commenced on 2/18/2016.

Liquid Reserves Fund	Value At 6/30/15	Purchased		Sold		Value at 3/31/16	Income
		Cost	Shares	Proceeds	Shares
State Street Clarion Global Infrastructure & MLP Portfolio	284,165	$5,168,686	5,168,686	$5,338,724	5,338,724	$114,127	$346

The following funds invest in underlying funds affiliated with SSGA FM. Amounts related to investments in affiliated underlying funds for the period January 1, 2016, through March 31, 2016, are:

State Street Target Retirement Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	375,107	$3,871,104	$699,474	71,269	$215,457	22,006	424,370	$4,438,909	$–	$(23,312)
State Street Small/Mid Cap Equity Index Portfolio	78,596	730,947	148,700	17,244	40,595	4,773	91,067	840,551	–	(7,142)
SPDR Barclays 1-10 Year TIPS ETF	221,217	4,242,942	784,263	40,825	345,224	17,882	244,160	4,800,186	–	(1,034)
SPDR Barclays High Yield Bond ETF	48,169	1,633,411	343,433	10,375	143,539	4,310	54,234	1,857,514	18,771	(27,863)
SPDR Barclays Short Term Corporate Bond ETF	30,696	933,159	181,829	5,987	59,355	1,954	34,729	1,063,749	2,635	(708)
SPDR Barclays Short Term Treasury ETF	123,343	3,712,624	689,845	22,723	323,202	10,650	135,416	4,128,834	6,128	1,642
State Street Aggregate Bond Index Portfolio	472,975	4,677,727	873,647	87,427	349,739	34,883	525,519	5,328,765	27,138	(7,465)
State Street Global Equity ex-U.S. Index Portfolio	276,385	2,335,452	447,660	55,947	129,956	16,363	315,969	2,676,258	–	(28,273)
SPDR Dow Jones Global Real Estate ETF	24,707	1,156,288	230,128	5,069	117,898	2,549	27,227	1,333,306	9,731	(8,934)
State Street Institutional Liquid Reserves Fund, Premier Class	42,203	42,203	803,317	803,317	630,311	630,311	215,209	215,209	52	–

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	111,971	$1,155,545	$1,041,469	106,165	$39,955	4,013	214,123	$2,239,729	$–	$(2,621)
State Street Small/Mid Cap Equity Index Portfolio	23,068	214,531	186,981	21,960	4,190	506	44,522	410,934	–	(867)
SPDR Barclays 1-10 Year TIPS ETF	53,475	1,025,651	976,499	50,824	40,369	2,088	102,211	2,009,468	–	15
SPDR Barclays High Yield Bond ETF	11,031	374,061	371,915	11,293	37,352	1,095	21,229	727,093	5,887	(5,237)
SPDR Barclays Short Term Corporate Bond ETF	1,757	53,413	63,828	2,099	1,002	33	3,823	117,099	210	(7)
SPDR Barclays Short Term Treasury ETF	6,590	198,359	239,150	7,869	23,675	780	13,679	417,073	447	82
State Street Aggregate Bond Index Portfolio	129,905	1,284,764	1,232,864	123,336	90,438	8,959	244,282	2,477,019	11,346	(224)
State Street Global Equity ex-U.S. Index Portfolio	88,277	745,943	662,256	83,215	14,598	1,892	169,600	1,436,511	–	(2,831)
SPDR Dow Jones Global Real Estate ETF	5,658	264,794	250,757	5,544	25,567	544	10,658	521,923	3,832	(658)
State Street Institutional Liquid Reserves Fund, Premier Class	5,195	5,195	426,906	426,906	347,193	347,193	84,908	84,908	39	–

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	1,466,126	$15,130,420	$2,839,410	288,613	$564,400	56,036	1,698,703	$17,768,433	$–	$(43,595)
State Street Small/Mid Cap Equity Index Portfolio	368,793	3,429,773	655,147	76,280	72,183	8,494	436,579	4,029,622	–	(12,755)
SPDR Barclays 1-10 Year TIPS ETF	85,938	1,648,291	970,712	49,611	83,250	4,298	131,251	2,580,395	–	(10)
SPDR Barclays High Yield Bond ETF	96,236	3,263,363	669,231	20,259	136,526	4,043	112,452	3,851,481	38,042	(24,258)
SPDR Barclays Long Term Treasury ETF	30,708	2,145,875	458,990	6,256	682,257	9,135	27,829	2,097,193	9,903	206
SPDR Barclays TIPS ETF	84,566	4,619,841	866,212	15,607	659,725	11,596	88,577	5,067,490	–	1,263
State Street Aggregate Bond Index Portfolio	1,158,674	11,459,287	2,477,602	247,602	366,464	39,796	1,366,480	13,856,104	68,343	(8,048)
State Street Global Equity ex-U.S. Index Portfolio	1,283,147	10,842,592	1,941,236	243,248	228,627	28,960	1,497,435	12,683,275	–	(51,424)
SPDR Dow Jones Global Real Estate ETF	34,554	1,617,127	390,152	8,507	86,921	1,894	41,167	2,015,948	14,047	(7,301)
State Street Institutional Liquid Reserves Fund, Premier Class	59,223	59,223	1,589,477	1,589,477	1,159,365	1,159,365	489,335	489,335	117	–

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	806,639	$8,324,515	$2,398,317	243,665	$133,689	13,867	1,036,437	$10,841,128	$–	$(13,440)
State Street Small/Mid Cap Equity Index Portfolio	240,898	2,240,347	670,343	77,937	35,205	4,254	314,581	2,903,583	–	(7,334)
SPDR Barclays High Yield Bond ETF	35,195	1,193,463	397,971	12,022	16,803	500	46,717	1,600,057	14,536	(2,604)
SPDR Barclays Long Term Treasury ETF	32,230	2,252,232	665,364	9,062	374,169	4,986	36,306	2,736,020	10,827	2,461
SPDR Barclays TIPS ETF	19,973	1,091,125	398,431	7,137	12,797	229	26,881	1,537,862	–	(206)
State Street Aggregate Bond Index Portfolio	360,531	3,565,649	1,123,102	112,223	114,397	11,365	461,389	4,678,488	22,581	(1,978)
State Street Global Equity ex-U.S. Index Portfolio	761,307	6,433,045	1,898,144	237,240	101,283	13,068	985,479	8,347,003	–	(22,606)
SPDR Dow Jones Global Real Estate ETF	2,689	125,845	73,276	1,573	1,349	30	4,232	207,241	1,185	(26)
State Street Institutional Liquid Reserves Fund, Premier Class	58,469	58,469	891,090	891,090	760,308	760,308	189,251	189,251	94	–

State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	1,734,874	$17,903,899	$3,285,654	334,415	$360,966	36,942	2,032,347	$21,258,350	$–	$(39,857)
State Street Small/Mid Cap Equity Index Portfolio	596,282	5,545,426	1,093,500	127,061	102,417	12,096	711,247	6,564,812	–	(18,545)
SPDR Barclays High Yield Bond ETF	26,115	885,559	241,260	7,231	11,622	351	32,995	1,130,079	10,305	(2,337)
SPDR Barclays Long Term Treasury ETF	71,969	5,029,194	1,161,296	15,826	895,477	11,939	75,856	5,716,508	23,180	4,069
SPDR Barclays TIPS ETF	11,571	632,124	162,806	2,907	10,160	182	14,296	817,874	–	(174)
State Street Aggregate Bond Index Portfolio	590,423	5,839,285	1,196,047	119,566	211,120	21,004	688,985	6,986,304	34,735	(3,955)
State Street Global Equity ex-U.S. Index Portfolio	1,710,901	14,457,117	2,762,131	345,005	267,515	34,102	2,021,804	17,124,680	–	(62,255)
State Street Institutional Liquid Reserves Fund, Premier Class	61,616	61,616	823,938	823,938	624,409	624,409	261,145	261,145	103	–

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	690,403	$7,124,961	$2,666,602	270,940	$306,309	30,745	930,598	$9,734,054	$–	$(19,895)
State Street Small/Mid Cap Equity Index Portfolio	274,432	2,552,213	957,465	111,604	93,946	10,781	375,255	3,463,600	–	(13,868)
SPDR Barclays Long Term Treasury ETF	27,142	1,896,683	751,003	10,238	318,877	4,268	33,112	2,495,321	9,328	424
State Street Aggregate Bond Index Portfolio	156,435	1,547,145	665,626	66,501	93,012	9,272	213,664	2,166,551	10,237	(1,233)
State Street Global Equity ex-U.S. Index Portfolio	710,580	6,004,397	2,254,087	281,904	222,091	27,525	964,959	8,173,199	–	(31,416)
State Street Institutional Liquid Reserves Fund, Premier Class	29,072	29,072	804,490	804,490	788,723	788,723	44,839	44,839	62	–

State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	1,360,079	$14,036,017	$3,383,496	343,800	$234,737	23,970	1,679,909	$17,571,853	$–	$(25,338)
State Street Small/Mid Cap Equity Index Portfolio	622,013	5,784,718	1,435,090	166,724	68,409	8,006	780,731	7,206,147	–	(11,654)
SPDR Barclays Long Term Treasury ETF	52,863	3,694,067	1,192,009	16,250	777,811	10,392	58,721	4,425,214	17,417	1,908
State Street Aggregate Bond Index Portfolio	113,396	1,121,488	390,563	38,910	32,439	3,229	149,077	1,511,642	6,906	(622)
State Street Global Equity ex-U.S. Index Portfolio	1,461,063	12,345,985	3,018,017	376,535	146,278	18,507	1,819,091	15,407,698	–	(32,682)
State Street Institutional Liquid Reserves Fund, Premier Class	31,888	31,888	930,696	930,696	742,301	742,301	220,283	220,283	94	–

State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	352,592	$3,638,753	$1,970,280	200,467	$204,609	20,993	532,066	$5,565,411	$–	$(23,351)
State Street Small/Mid Cap Equity Index Portfolio	174,812	1,625,748	888,242	103,718	70,458	8,420	270,110	2,493,117	–	(13,747)
SPDR Barclays Long Term Treasury ETF	13,291	928,775	558,690	7,609	184,384	2,476	18,424	1,388,433	4,838	(483)
State Street Global Equity ex-U.S. Index Portfolio	389,014	3,287,166	1,782,018	223,248	148,809	19,226	593,036	5,023,016	–	(36,189)
State Street Institutional Liquid Reserves Fund, Premier Class	14,605	14,605	502,804	502,804	421,362	421,362	96,047	96,047	41	–

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	249,153	$2,571,264	$1,288,720	131,349	$172,943	17,245	363,257	$3,799,672	$–	$(14,249)
State Street Small/Mid Cap Equity Index Portfolio	123,526	1,148,791	581,023	67,985	62,263	7,084	184,427	1,702,266	–	(8,577)
SPDR Barclays Long Term Treasury ETF	9,374	655,055	474,550	6,454	242,589	3,262	12,566	946,974	3,413	(789)
State Street Global Equity ex-U.S. Index Portfolio	274,892	2,322,840	1,161,877	145,909	129,472	15,920	404,881	3,429,342	–	(24,566)
State Street Institutional Liquid Reserves Fund, Premier Class	9,103	9,103	289,589	289,589	298,692	298,692	–	–	30	–

State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	128,106	$1,322,051	$384,381	38,962	$29,016	2,943	164,125	$1,716,752	$–	$(2,977)
State Street Small/Mid Cap Equity Index Portfolio	63,513	590,671	188,937	21,940	18,100	2,134	83,319	769,037	–	(3,238)
SPDR Barclays Long Term Treasury ETF	4,795	335,075	135,553	1,827	69,624	939	5,683	428,271	1,556	(485)
State Street Global Equity ex-U.S. Index Portfolio	141,338	1,194,305	363,351	45,381	29,884	3,789	182,930	1,549,419	–	(6,794)
State Street Institutional Liquid Reserves Fund, Premier Class	2,406	2,406	287,799	287,799	250,035	250,035	40,170	40,170	24	–

State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	22,757	$234,850	$102,188	10,572	$12,369	1,236	32,093	$335,698	$–	$(247)
State Street Small/Mid Cap Equity Index Portfolio	11,281	104,915	46,692	5,559	6,323	735	16,105	148,648	–	(1,024)
SPDR Barclays Long Term Treasury ETF	843	58,909	57,323	775	38,859	526	1,092	82,893	307	689
State Street Global Equity ex-U.S. Index Portfolio	25,103	212,124	94,194	12,035	11,183	1,403	35,735	302,679	–	(2,367)
State Street Institutional Liquid Reserves Fund, Premier Class	4,933	4,933	93,647	93,647	76,431	76,431	22,149	22,149	5	–

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2016 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$510,999,969	$225,064,935	$(5,601,428)	$219,463,507
State Street Clarion Global Infrastructure & MLP Portfolio	14,861,512	1,277,967	(415,289)	862,678
State Street Clarion Global Real Estate Income Fund	4,978,883	479,876	(150,578)	329,298
State Street Aggregate Bond Index Portfolio	105,672,597	1,619,791	(364,831)	1,254,960
State Street Global Equity ex-U.S. Index Portfolio	144,908,704	4,220,138	(17,971,697)	(13,751,559)
State Street Small/Mid Cap Equity Index Portfolio	35,583,325	1,587,571	(3,279,881)	(1,692,310)
State Street Disciplined U.S. Equity Fund	3,006,763	211,485	(5,168)	206,317
State Street Disciplined International Equity Fund	2,995,985	175,831	(9,607)	166,224
State Street Disciplined Global Equity Portfolio	2,991,370	174,267	(10,097)	164,170
State Street Emerging Markets Equity Index Fund	223,821,440	17,872,164	(3,158,944)	14,713,220
State Street Hedged International Developed Equity Index Fund	1,286,347,406	31,822,105	(94,587,716)	(62,765,611)
State Street Target Retirement Fund	27,038,710	141,541	(496,970)	(355,429)
State Street Target Retirement 2015 Fund	10,340,195	145,780	(44,218)	101,562
State Street Target Retirement 2020 Fund	66,136,479	271,352	(1,968,555)	(1,697,203)
State Street Target Retirement 2025 Fund	33,519,201	232,020	(710,588)	(478,568)
State Street Target Retirement 2030 Fund	61,765,091	245,507	(2,150,846)	(1,905,339)
State Street Target Retirement 2035 Fund	26,395,885	136,082	(454,403)	(318,321)
State Street Target Retirement 2040 Fund	47,804,125	187,259	(1,648,547)	(1,461,288)
State Street Target Retirement 2045 Fund	14,686,429	85,478	(205,883)	(120,405)
State Street Target Retirement 2050 Fund	9,971,816	58,865	(152,427)	(93,562)
State Street Target Retirement 2055 Fund	4,627,790	16,307	(140,448)	(124,141)
State Street Target Retirement 2060 Fund	899,116	8,159	(15,808)	(7,649)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 23, 2016

By:	/s/ Bruce Rosengberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: May 23, 2016